UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Robert J. DellaCroce

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8256

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Money Market Fund

	Par (000)	Value†
COMMERCIAL PAPER — 52.8%
Aerospace & Defense — 1.2%
Honeywell International, Inc. 0.230%, 12/27/12	$1,600	$1,599,111

Banks — 4.3%
Bank of Nova Scotia 0.010%, 10/01/12	6,000	6,000,000

Beverages — 2.2%
Coca-Cola Co. 0.210%, 10/05/12	3,000	2,999,930

Chemicals — 1.2%
Airgas, Inc. 0.350%, 10/01/12	690	690,000
Sigma-Aldrich Corp. 0.130%, 10/02/12	915	914,997

		1,604,997

Diversified Financial Services — 26.1%
ABB Treasury Center (USA), Inc.
0.280%, 11/14/12	2,800	2,799,042
0.290%, 11/14/12	1,300	1,299,539
BNP Paribas Financial Services Ltd. 0.090%, 10/01/12	3,700	3,700,000
BP Capital Markets Plc
0.350%, 11/15/12	800	799,650
0.300%, 01/03/13	1,300	1,298,982
Covidien International Finance S.A
0.450%, 11/07/12	1,800	1,799,167
0.450%, 11/13/12	1,500	1,499,194
National Health Investors, Inc. 0.350%, 10/04/12	700	699,980
Novartis Finance Corp. 0.190%, 10/09/12	3,000	2,999,873
Reckitt & Benckiser Treasury Services Plc
0.300%, 10/25/12	2,900	2,899,420
0.500%, 07/02/13	2,000	1,992,389
Total Capital Canada Ltd.
0.260%, 10/26/12	1,000	999,819
0.250%, 12/12/12	1,600	1,599,200
Toyota Motor Credit Corp.
0.280%, 11/08/12	2,800	2,799,172
0.290%, 11/08/12	2,000	1,999,388
WGL Holdings, Inc.
0.200%, 10/03/12	3,400	3,399,962
0.220%, 10/15/12	1,300	1,299,889
0.220%, 10/23/12	2,200	2,199,704

		36,084,370

Electric — 11.2%
Electricite de France 0.310%, 10/31/12	3,500	3,499,096
Oglethorpe Power Corp.
0.370%, 11/14/12	1,000	999,548
0.350%, 11/15/12	4,300	4,298,119
0.360%, 11/15/12	700	699,685

	Par (000)	Value†

Electric — (continued)
Southern Co. 0.160%, 10/09/12	$6,000	$5,999,786

		15,496,234

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc. 0.350%, 10/02/12	700	699,993

Machinery—Diversified — 1.5%
Rockwell Automation, Inc. 0.220%, 10/01/12	2,100	2,100,000

Oil & Gas — 1.9%
ConocoPhillips 0.220%, 10/09/12	2,000	1,999,902
Kinder Morgan Energy Partners LP 0.460%, 10/09/12	700	699,928

		2,699,830

Pipelines — 0.5%
Oneok, Inc. 0.330%, 10/01/12	675	675,000

Retail — 0.5%
CVS Caremark Corp. 0.300%, 10/01/12	690	690,000

Telecommunications — 1.7%
Telstra Corp. Ltd. 0.220%, 10/15/12	2,400	2,399,795

TOTAL COMMERCIAL PAPER (Cost $73,049,260)		73,049,260

CORPORATE BONDS — 2.4%
Banks — 0.7%
American Express Centurion Bank 5.550%, 10/17/12	1,000	1,002,056

Insurance — 1.7%
New York Life Global Funding 144A@ 5.250%, 10/16/12	2,300	2,304,631

TOTAL CORPORATE BONDS (Cost $3,306,687)		3,306,687

MUNICIPAL NOTES — 41.7%
California Housing Finance Agency 0.180%, 08/01/36•	2,000	2,000,000
City of Minneapolis 0.190%, 12/01/27•	2,290	2,290,000
Colorado Housing & Finance Authority
0.190%, 05/01/22•	2,600	2,600,000
0.170%, 10/01/30•	2,800	2,800,000
0.190%, 04/01/43•	1,325	1,325,000
Idaho Housing & Finance Association
0.170%, 01/01/38•	3,900	3,900,000
0.190%, 01/01/40•	4,125	4,125,000

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Money Market Fund

	Par (000)	Value†
MUNICIPAL NOTES — (continued)
Iowa Finance Authority
0.180%, 07/01/34•	$1,370	$1,370,000
0.180%, 01/01/39•	1,700	1,700,000
Kansas State Department of Transportation 0.190%, 09/01/22•	3,100	3,100,000
Michigan State Housing Development Authority 0.200%, 06/01/39•	4,700	4,700,000
Minnesota Housing Finance Agency 0.180%, 07/01/36•	4,000	4,000,000
Pennsylvania Turnpike Commission 0.250%, 07/15/41•	5,000	5,000,000
South Dakota Housing Development Authority 0.190%, 05/01/39•	5,000	5,000,000
State of Texas 0.200%, 12/01/29•	4,000	4,000,000
Triborough Bridge & Tunnel Authority 0.330%, 01/01/19•	3,000	3,000,000
Wisconsin Housing & Economic Development Authority
0.190%, 09/01/22•	4,000	4,000,000
0.290%, 05/01/34•	2,870	2,870,000

Total MUNICIPAL NOTES (Cost $57,780,000)		57,780,000

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.1%
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	1	1
BlackRock Liquidity Funds TempFund - Institutional Shares	1	1
Federated Prime Obligations Fund - Class I	1	1
Fidelity Institutional Prime Money Market Portfolio	4,330,666	4,330,666
Fidelity Institutional Prime Money Market Portfolio - Class I	1	1
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $4,330,672)		4,330,672

TOTAL INVESTMENTS — 100.0% (Cost $138,466,619)		$138,466,619

†	See Security Valuation Note.
•	Variable Rate Security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

LP — Limited Partnership.

Plc — Public Limited Company.

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 — 7 days	$38,600,023	27.9%	27.9%
8 — 14 days	7,006,371	5.1%	33.0%
15 — 30 days	9,598,039	6.9%	39.9*%
31 — 60 days	18,992,504	13.7%	53.6%
61 — 90 days	4,497,293	3.2%	56.8%
over 150 days	59,772,389	43.2%	100.0%

	$138,466,619	100.0%

Average Weighted Maturity — 21 days

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Money Market Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obse- rvable Input	Level 3 Signi- ficant Unobse- rvable Input
COMMERCIAL PAPER	$73,049,260	$—	$73,049,260	$—
CORPORATE BONDS	3,306,687	—	3,306,687	—
MUNI NOTES	57,780,000	—	57,780,000	—
SHORT-TERM INVESTMENTS	4,330,672	4,330,672	—	—

TOTAL INVESTMENTS	$138,466,619	$4,330,672	$134,135,947	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
AGENCY OBLIGATIONS — 10.0%
Federal Home Loan Mortgage Corporation — 1.0%
1.375%, 02/25/14	$2,000	$2,031,396

Federal National Mortgage Association — 9.0%
0.375%, 12/28/12	6,700	6,704,610
0.500%, 08/09/13	2,000	2,004,954
1.000%, 09/23/13	2,000	2,015,032
0.750%, 12/18/13	7,000	7,046,473

		17,771,069

TOTAL AGENCY OBLIGATIONS (Cost $19,689,829)		19,802,465

ASSET BACKED SECURITIES — 9.1%
Cabela’s Master Credit Card Trust 144A 0.751%, 02/18/20(a)	3,000	3,020,670
Chase Issuance Trust 07-B1, B1 0.471%, 04/15/19	2,398	2,379,459
Conseco Financial Corp. 7.650%, 04/15/19	55	58,528
Enterprise Mortgage Acceptance Co. LLC 144A 7.526%, 01/15/27(a),•	440	320,176
Equity One ABS, Inc. 4.145%, 04/25/34•	13	13,383
FDIC Trust 2012-C1 A 144A 0.841%, 05/25/35(a),•,~	6,771	6,784,842
GE Capital Credit Card Master Note Trust 1.071%, 09/15/16	1,400	1,404,838
0.950%, 06/15/18	2,000	2,015,832
Hyundai Auto Lease Securitization Trust 2011-A 144A 0.920%, 08/17/15(a)	1,500	1,508,533
Popular ABS Mortgage Pass-Through Trust 4.628%, 09/25/34•	14	14,391
SACO I, Inc. 144A 1.117%, 06/25/35(a),•	468	390,592

TOTAL ASSET BACKED SECURITIES (Cost $17,992,000)		17,911,244

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.4%
Bear Stearns Commercial Mortgage Securities 5.571%, 03/11/39•	630	634,802
JPMorgan Chase Commercial Mortgage Securities Corp. 4.545%, 01/15/42	227	227,465

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $854,634)		862,267

CORPORATE BONDS — 16.7%
Aerospace & Defense — 1.0%
Raytheon Co. 1.400%, 12/15/14	1,000	1,015,913

	Par (000)	Value†

Aerospace & Defense — (continued)
United Technologies Corp. 1.200%, 06/01/15	$1,000	$1,017,999

		2,033,912

Banks — 4.7%
Bank of Montreal 144A 2.850%, 06/09/15(a)	1,000	1,062,700
Bank of Nova Scotia 144A 1.050%, 03/20/15(a)	1,000	1,014,200
Canadian Imperial Bank of Commerce 144A 2.000%, 02/04/13(a)	3,000	3,018,141
Commonwealth Bank of Australia 144A 3.492%, 08/13/14(a)	1,000	1,052,407
The Toronto-Dominion Bank 144A 1.625%, 09/14/16(a)	2,000	2,067,600
Westpac Banking Corp. 144A 3.585%, 08/14/14(a)	1,000	1,051,606

		9,266,654

Beverages — 0.7%
Anheuser-Busch Inbev Worldwide Inc 0.800%, 07/15/15	1,000	1,004,184
The Coca-Cola Co. 1.800%, 09/01/16	240	250,053

		1,254,237

Computers — 0.5%
Google, Inc. 2.125%, 05/19/16	1,000	1,053,091

Diversified Financial Services — 4.7%
Caisse Centrale Desjardins du Quebec 144A 2.550%, 03/24/16(a)	3,000	3,189,900
General Electric Capital Corp 2.300%, 04/27/17	1,000	1,027,940
General Electric Capital Corp. 2.625%, 12/28/12	4,000	4,024,684
Toyota Motor Credit Corp. 1.000%, 02/17/15	1,000	1,010,827

		9,253,351

Energy-Alternate Sources — 1.0%
Appalachian Power Co. 0.812%, 08/16/13•	1,000	1,000,640
BP Capital Markets Plc 1.700%, 12/05/14	1,000	1,023,483

		2,024,123

Food — 0.5%
Unilever Capital Corp 0.450%, 07/30/15	1,000	996,450

Insurance — 0.5%
Metropolitan Life Global Funding I 144A 2.000%, 01/09/15(a)	1,000	1,022,577

Investment Companies — 0.5%
USAA Capital Corp. 144A 2.250%, 12/13/16(a)	1,000	1,042,333

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Mining — 0.5%
BHP Billiton Finance USA Ltd. 1.125%, 11/21/14	$1,000	$1,012,817

Pharmaceuticals — 2.1%
Takeda Pharmaceutical Co. Ltd. 144A 1.031%, 03/17/15(a)	2,000	2,015,600
Teva Pharmaceutical Finance IV LLC 1.700%, 11/10/14	1,000	1,023,161
Zimmer Holdings, Inc. 1.400%, 11/30/14	1,000	1,005,097

		4,043,858

TOTAL CORPORATE BONDS (Cost $32,303,689)		33,003,403

MUNICIPAL NOTE — 0.5%
Regional — 0.5%
Province of British Columbia 2.850%, 06/15/15 (Cost $999,710)	1,000	1,065,100

RESIDENTIAL MORTGAGE BACKED SECURITIES — 4.2%
Collateralized Mortgage Obligations — 3.3%
Fannie Mae REMICs 0.617%, 11/25/39•	6,435	6,440,826
Fannie Mae Pool — 0.9%
4.000%, 06/01/20	498	532,812
2.707%, 12/01/33•	738	793,260
2.875%, 04/01/34•	214	228,286
2.815%, 07/01/36•	227	243,116

		1,797,474

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $8,140,814)		8,238,300

U.S. TREASURY OBLIGATIONS — 47.5%
U.S. Treasury Note 0.375%, 06/30/13	6,500	6,509,646
4.250%, 08/15/13	6,500	6,730,041
3.125%, 08/31/13	3,000	3,080,274
0.750%, 09/15/13	6,750	6,786,126
0.500%, 10/15/13	5,000	5,015,625
4.250%, 11/15/13	3,100	3,240,467
0.250%, 11/30/13	5,000	5,002,540
0.125%, 12/31/13	5,000	4,994,725
1.750%, 01/31/14	2,000	2,040,704
1.750%, 03/31/14	5,000	5,113,670
1.875%, 04/30/14	5,650	5,796,324
2.375%, 09/30/14	3,000	3,127,500
4.250%, 11/15/14	12,100	13,119,050
2.250%, 01/31/15	730	763,535
4.000%, 02/15/15	7,850	8,539,944
0.375%, 04/15/15	14,040	14,070,720

TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,126,204)		93,930,891

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 11.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	$16,754,415	$16,754,415
BlackRock Liquidity Funds TempFund - Institutional Shares	218	218
Federated Prime Obligations Fund - Class I	408	408
Fidelity Institutional Prime Money Market Portfolio	1,019	1,019
Fidelity Institutional Prime Money Market Portfolio - Class I	197	197
Wells Fargo Advantage Government Money Market Fund - Institutional Class	6,100,910	6,100,910
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	5	5
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $22,857,173)		22,857,173

TOTAL INVESTMENTS — 100.0% (Cost $194,964,053)@		$197,670,843

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2012 is $6,784,842.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $194,664,053. Net unrealized appreciation was $2,706,790. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,863,279 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $156,489.

LLC — Limited Liability Company.

Plc — Public Limited Company.

REMIC — Real Estate Mortgage Investment Conduits.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Limited Maturity Bond Fund

Country Weightings as of 09/30/2012 †
United States	91%
Canada	6
Australia	1
Japan	1
United Kingdom	1

Total	100%

†	% of total investments as of September 30, 2012

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Limited Maturity Bond Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$93,930,891	$—	$93,930,891	$—
AGENCY OBLIGATIONS	19,802,465	—	19,802,465	—
ASSET BACKED SECURITIES	17,911,244	—	17,911,244	—
COMMERCIAL MORTGAGE BACKED SECURITIES	862,267	—	862,267	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	8,238,300	—	8,238,300
CORPORATE BONDS	33,003,403	—	33,003,403	—
MUNICIPAL NOTES	1,065,100	—	1,065,100	—
SHORT-TERM INVESTMENTS	22,857,173	22,857,173	—	—

TOTAL INVESTMENTS	197,670,843	22,857,173	174,813,670	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
AGENCY OBLIGATIONS — 2.2%
Federal National Mortgage Association — 2.2%
3.250%, 04/09/13	$4,500	$4,573,503
5.000%, 04/15/15	6,750	7,538,380

TOTAL AGENCY OBLIGATIONS (Cost $11,374,190)		12,111,883

ASSET BACKED SECURITIES — 2.8%
Conseco Financial Corp.• 7.240%, 11/15/28	503	235,836
Enterprise Mortgage Acceptance Co. LLC 144A @• ~ 7.526%, 01/15/27	881	640,353
GE Capital Credit Card Master Note Trust
1.071%, 09/15/16•	4,000	4,013,824
0.950%, 06/15/18	5,000	5,039,580
Hyundai Auto Lease Securitization Trust 2011-A 144A @ 0.920%, 08/17/15	4,000	4,022,756
SACO I, Inc. 144A @• 1.117%, 06/25/35	1,405	1,171,775

TOTAL ASSET BACKED SECURITIES (Cost $15,688,197)		15,124,124

COMMERCIAL MORTGAGE BACKED SECURITIES — 1.0%
Bear Stearns Commercial Mortgage Securities 4.830%, 08/15/38	216	216,432
CFCRE Commercial Mortgage Trust 144A @• 4.961%, 04/15/44	1,000	1,158,500
Citigroup Deutsche Bank Commercial Mortgage Trust 5.322%, 12/11/49	1,500	1,707,936
JPMorgan Chase Commercial Mortgage Securities Corp.
4.545%, 01/15/42	758	758,217
5.420%, 01/15/49	1,500	1,725,818

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,905,202)		5,566,903

CORPORATE BONDS — 19.6%
Aerospace & Defense — 0.2%
Lockheed Martin Corp. 3.350%, 09/15/21	1,000	1,056,503

Agriculture — 0.4%
Altria Group, Inc. 4.750%, 05/05/21	1,000	1,144,069
Cargill, Inc. 144A @ 6.125%, 09/15/36	1,000	1,251,019

		2,395,088

Banks — 1.4%
Bank of America Corp. 5.650%, 05/01/18	1,000	1,140,176

	Par (000)	Value†

Banks — (continued)
Bank of Montreal 144A @ 2.850%, 06/09/15	$1,000	$1,062,700
Canadian Imperial Bank of Commerce 144A @ 2.000%, 02/04/13	1,000	1,006,047
JPMorgan Chase & Co. 6.000%, 01/15/18	1,700	2,026,849
The Goldman Sachs Group, Inc.
5.250%, 07/27/21	1,000	1,102,435
5.750%, 01/24/22	1,000	1,151,876

		7,490,083

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,000	1,352,876
Pepsico, Inc. 4.000%, 03/05/42	1,000	1,048,694
The Coca-Cola Co. 3.300%, 09/01/21	1,000	1,113,650

		3,515,220

Biotechnology — 0.9%
Amgen, Inc. 4.950%, 10/01/41	1,000	1,054,738
Biogen Idec, Inc. 6.875%, 03/01/18	1,000	1,230,238
Genentech, Inc. 5.250%, 07/15/35	1,000	1,216,901
Gilead Sciences, Inc. 4.400%, 12/01/21	1,000	1,136,642

		4,638,519

Commercial Services — 0.9%
Safina Ltd. 2.000%, 12/30/23	5,000	5,114,800

Computers — 0.4%
Hewlett-Packard Co. 2.600%, 09/15/17	1,000	1,003,138
International Business Machines Corp. 6.500%, 01/15/28	1,000	1,379,276

		2,382,414

Diversified Financial Services — 2.3%
American Honda Finance Corp. 144A @ 3.800%, 09/20/21	1,000	1,086,470
Caisse Centrale Desjardins du Quebec 144A @ 2.550%, 03/24/16	2,000	2,126,600
Carobao Leasing LLC 1.829%, 09/07/24	5,000	5,061,650
General Electric Capital Corp.
6.150%, 08/07/37	1,000	1,225,302
5.875%, 01/14/38	1,000	1,191,661
Northern Trust Corp. 3.375%, 08/23/21	500	539,346
Toyota Motor Credit Corp. 3.400%, 09/15/21	1,000	1,083,709

		12,314,738

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — 1.4%
ABB Finance USA, Inc. 4.375%, 05/08/42	$1,000	$1,106,174
Carolina Power & Light Co. 2.800%, 05/15/22	1,000	1,040,533
Commonwealth Edison Co. 6.150%, 09/15/17	500	612,872
Duke Energy Carolinas LLC 4.250%, 12/15/41	1,000	1,054,165
Enel Finance International SA 144A @ 6.250%, 09/15/17	1,000	1,093,300
Georgia Power Co. 4.300%, 03/15/42	1,000	1,066,746
PacifiCorp 6.250%, 10/15/37	1,000	1,370,246

		7,344,036

Food — 0.9%
Hillshire Brands Co. 2.750%, 09/15/15	1,000	1,032,769
Kraft Foods Group, Inc. 144A @ 5.000%, 06/04/42	1,000	1,115,577
Kraft Foods, Inc. 6.750%, 02/19/14	500	541,762
Unilever Capital Corp. 0.850%, 08/02/17	2,000	1,981,952

		4,672,060

Gas — 0.8%
Boston Gas Co. 144A @ 4.487%, 02/15/42	1,000	1,099,084
Pacific Gas & Electric Co. 3.250%, 09/15/21	1,000	1,079,215
Praxair, Inc. 3.000%, 09/01/21	1,000	1,061,322
SEMCO Energy, Inc. 144A @ 5.150%, 04/21/20	1,000	1,114,452

		4,354,073

Healthcare Products — 1.2%
Baxter International, Inc. 3.650%, 08/15/42	1,000	997,075
Becton Dickinson & Co. 3.125%, 11/08/21	1,000	1,071,011
Covidien International Finance SA
6.000%, 10/15/17	1,000	1,229,257
3.200%, 06/15/22	1,000	1,056,662
Stryker Corp. 2.000%, 09/30/16	1,000	1,042,553
Zimmer Holdings, Inc. 4.625%, 11/30/19	1,000	1,142,898

		6,539,456

Healthcare Services — 0.4%
CIGNA Corp. 4.375%, 12/15/20	1,000	1,097,961
Unitedhealth Group, Inc. 4.625%, 11/15/41	1,000	1,079,787

		2,177,748

	Par (000)	Value†

Insurance — 0.4%
American International Group, Inc. 4.875%, 06/01/22	$1,000	$1,126,957
The Travelers Cos., Inc. 5.350%, 11/01/40	1,000	1,252,832

		2,379,789

Investment Companies — 0.4%
Express Script Holding Co. 144A @ 3.900%, 02/15/22	1,000	1,089,451
USAA Capital Corp. 144A @ 2.250%, 12/13/16	1,000	1,042,333

		2,131,784

Media — 0.3%
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,459,571

Miscellaneous Manufacturing — 0.5%
Illinois Tool Works, Inc. 4.875%, 09/15/41	1,000	1,170,961
Siemens Financieringsmaatschappij NV 144A @ 6.125%, 08/17/26	1,000	1,314,075

		2,485,036

Oil & Gas — 3.0%
Apache Corp. 3.250%, 04/15/22	1,000	1,074,945
BG Energy Capital Plc 144A @ 4.000%, 10/15/21	1,000	1,106,373
BP Capital Markets Plc 4.500%, 10/01/20	1,000	1,160,848
Devon Energy Corp. 4.750%, 05/15/42	1,000	1,071,507
Occidental Petroleum Corp. 3.125%, 02/15/22	1,000	1,075,435
Pemex Project Funding Master Trust 6.625%, 06/15/35	1,000	1,255,000
Petrobras International Finance Co. - Pifco 6.750%, 01/27/41	1,000	1,241,144
Petroleos Mexicanos
1.950%, 12/20/22 W.I.	2,000	2,048,000
2.000%, 12/20/22	3,000	3,079,500
Statoil, ASA 3.150%, 01/23/22	1,000	1,068,482
United Technologies Corp. 4.500%, 06/01/42	2,000	2,241,570

		16,422,804

Oil & Gas Services — 0.4%
Halliburton Co. 4.500%, 11/15/41	1,000	1,124,077
Schlumberger Oilfield Plc 144A @ 4.200%, 01/15/21	1,000	1,128,286

		2,252,363

Pharmaceuticals — 1.7%
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,235,908

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pharmaceuticals — (continued)
Merck & Co., Inc. 6.400%, 03/01/28	$1,000	$1,381,533
Novartis Capital Corp. 2.900%, 04/24/15	1,000	1,062,000
Sanofi-Aventis SA 4.000%, 03/29/21	1,000	1,142,262
Takeda Pharmaceutical Co., Ltd. 144A @ 1.625%, 03/17/17	2,000	2,022,660
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	1,000	1,084,014
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21	1,000	1,070,000

		8,998,377

Pipelines — 0.2%
DCP Midstream LLC 144A @ 6.750%, 09/15/37	1,000	1,173,692

Retail — 0.4%
CVS Caremark Corp. 5.750%, 05/15/41	1,000	1,259,399
Wal-Mart Stores, Inc. 3.250%, 10/25/20	1,000	1,099,902

		2,359,301

Telecommunications — 0.4%
AT&T, Inc. 3.875%, 08/15/21	1,000	1,131,916
Verizon Communications, Inc. 4.600%, 04/01/21	1,000	1,186,132

		2,318,048

TOTAL CORPORATE BONDS (Cost $95,004,371)		105,975,503

MUNICIPAL NOTE — 0.4%
Province of British Columbia 2.850%, 06/15/15 (Cost $1,999,421)	2,000	2,130,200

MUNICIPAL BONDS — 1.7%
City of New York 6.271%, 12/01/37	1,750	2,331,823
Corpus Christi Independent School District 6.124%, 08/15/32	1,000	1,239,370
Metropolitan Water District of Southern California 6.947%, 07/01/40	1,000	1,240,970
Orange County Sanitation District 6.400%, 02/01/44	1,000	1,366,680
San Francisco City & County Public Utilities Commission 6.950%, 11/01/50	2,000	2,830,800

Total MUNICIPAL BONDS (Cost $6,752,143)		9,009,643

	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — 20.5%
Collateralized Mortgage Obligations — 2.1%
Fannie Mae REMICs• 0.617%, 11/25/39	$6,435	$6,440,825
Freddie Mac REMICs• 0.561%, 05/15/37	4,813	4,825,806

		11,266,631

Fannie Mae Pool — 7.6%
5.000%, 07/01/23	1,618	1,760,645
2.875%, 04/01/34•	641	684,858
2.815%, 07/01/36•	757	810,389
2.393%, 08/01/36•	721	770,679
4.731%, 05/01/37•	519	555,554
4.000%, 08/01/39	5,811	6,267,268
4.000%, 11/01/40	5,738	6,190,396
3.500%, 12/01/40	10,987	11,794,033
3.500%, 01/01/41	8,823	9,471,658
3.500%, 03/01/41	2,443	2,622,596

		40,928,076

Freddie Mac Gold Pool — 4.0%
3.000%, 01/01/26	7,747	8,184,680
3.500%, 12/01/40	7,005	7,516,743
3.500%, 01/01/41	4,292	4,605,838
3.500%, 02/01/41	1,202	1,290,279

		21,597,540

Ginnie Mae Pool — 6.8%
6.000%, 10/15/38	1,338	1,512,861
6.000%, 10/15/38	992	1,121,093
4.000%, 04/15/39	8,304	9,176,939
4.000%, 06/15/39	5,466	6,040,320
4.500%, 02/15/40	8,982	9,876,564
3.500%, 10/20/41	8,578	9,396,438
9.000%, 10/15/30	8	8,263

		37,132,478

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $101,324,823)		110,924,725

U.S. TREASURY OBLIGATIONS — 33.8%
U.S. Treasury Bond
6.250%, 08/15/23	1,350	1,958,977
5.500%, 08/15/28	2,800	4,008,813
3.500%, 02/15/39	7,320	8,403,133
4.375%, 05/15/40	100	132,297
3.125%, 11/15/41	1,000	1,065,312
U.S. Treasury Note
1.125%, 12/15/12	43,600	43,688,552
0.250%, 11/30/13	5,000	5,002,540
1.750%, 01/31/14	6,000	6,122,112
1.875%, 02/28/14	7,000	7,163,240
4.250%, 11/15/14	5,000	5,421,095
4.000%, 02/15/15	10,900	11,858,012
2.125%, 12/31/15	11,100	11,733,910
2.625%, 02/29/16	5,000	5,382,810
1.500%, 07/31/16	4,000	4,160,936
0.875%, 12/31/16	3,750	3,809,179
0.625%, 08/31/17	12,000	12,009,372

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — (continued)
2.375%, 06/30/18	$4,300	$4,684,312
2.750%, 02/15/19	9,800	10,918,582
3.125%, 05/15/19	6,550	7,467,000
3.375%, 11/15/19	475	550,703
2.000%, 11/15/21	2,200	2,296,765
2.000%, 02/15/22	4,400	4,576,343
1.625%, 08/15/22	6,000	5,994,378
3.125%, 02/15/42	8,145	8,664,244
U.S. Treasury Strip Principal 0.000%, 11/15/24+	7,800	6,052,823

TOTAL U.S. TREASURY OBLIGATIONS (Cost $172,169,326)		183,125,440

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 18.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	64,164,038	64,164,038
BlackRock Liquidity Funds TempFund - Institutional Shares	447	447
Federated Prime Obligations Fund - Class I	313	313
Fidelity Institutional Prime Money Market Portfolio	713	713
Fidelity Institutional Prime Money Market Portfolio - Class I	271	271
Wells Fargo Advantage Government Money Market Fund - Institutional Class	32,985,534	32,985,534
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $97,151,318)		97,151,318

TOTAL INVESTMENTS — 100.0% (Cost $506,368,991)(a)		$541,119,739

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2012 is $640,353.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $506,606,139. Net unrealized appreciation was $34,513,600. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $35,141,662 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $628,062.

LLC — Limited Liability Company.

Plc — Public Limited Company.

REMIC — Real Estate Mortgage Investment Conduits.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Quality Bond Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obse- rvable Input	Level 3 Signi- ficant Unobse- rvable Input
U.S. TREASURY OBLIGATIONS	$183,125,440	$—	$183,125,440	$—
AGENCY OBLIGATIONS	12,111,883	—	12,111,883	—
ASSET BACKED SECURITIES	15,124,124	—	15,124,124	—
COMMERCIAL MORTGAGE BACKED SECURITIES	5,566,903	—	5,566,903	—
CORPORATE BONDS	105,975,503	—	105,975,503	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	110,924,725	—	110,924,725	—
MUNICIPAL NOTES	2,130,200	—	2,130,200
MUNICIPAL BONDS	9,009,643	—	9,009,643
SHORT-TERM INVESTMENTS	97,151,318	97,151,318	—	—

TOTAL INVESTMENTS	$541,119,739	$97,151,318	$443,968,421	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

	Number of Shares	Value†
COMMON STOCKS — 0.9%
Auto Parts & Equipment — 0.1%
TRW Automotive Holdings Corp.*	5,125	$224,014

Electric — 0.1%
The AES Corp.*	19,675	215,835

Entertainment — 0.0%
Lakes Entertainment, Inc.*	12,500	26,625

Lodging — 0.1%
Ameristar Casinos, Inc.	6,675	118,815

Media — 0.2%
Liberty Global, Inc. Class A*	4,100	249,075

Oil & Gas — 0.2%
EQT Corp.	3,325	196,175
Range Resources Corp.	2,500	174,675

		370,850

Telecommunications — 0.2%
Crown Castle International Corp.*	1,750	112,175
Ziggo N.V.	8,100	275,367

		387,542

TOTAL COMMON STOCKS (Cost $1,618,378)		1,592,756

PREFERRED STOCKS — 1.0%
Auto Manufacturers — 0.2%
General Motors Co.CONV	10,450	389,576

Banks — 0.5%
Ally Financial, Inc. 144A@	500	467,735
GMAC Capital Trust I	17,375	436,286

		904,021

Media — 0.1%
Spanish Broadcasting System, Inc.*^	182	91,000

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV*^~	725	0

Telecommunications — 0.2%
Lucent Technologies Capital Trust I CONV	625	362,500

TOTAL PREFERRED STOCKS (Cost $1,795,501)		1,747,097

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 0.1%
Diversified — 0.1%
American Tower Corp. (Cost $73,106)	1,000	98,161

CORPORATE BONDS — 85.4%
Advertising — 0.4%
inVentiv Health, Inc. 144A@

	Par (000)	Value†

Advertising — (continued)
10.000%, 08/15/18	$225	$198,000
10.250%, 08/15/18	200	176,000
Lamar Media Corp. 5.875%, 02/01/22	150	159,750
The Interpublic Group of Cos., Inc. 10.000%, 07/15/17	125	138,906

		672,656

Aerospace & Defense — 0.9%
Ducommun, Inc. 9.750%, 07/15/18	300	316,500
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17	350	378,000
Sequa Corp. 144A@
11.750%, 12/01/15	200	210,000
13.500%, 12/01/15	75	79,500
Spirit Aerosystems, Inc. 7.500%, 10/01/17	75	81,563
TransDigm, Inc. 7.750%, 12/15/18	375	414,375

		1,479,938

Airlines — 1.0%
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 11/10/19	45	51,512
Continental Airlines 2009-2 Class B Pass-Through-Trust^ 9.250%, 05/10/17	39	42,814
Continental Airlines, Inc. 144A@ 6.750%, 09/15/15	600	629,250
Delta Air Lines, Inc. 144A@
9.500%, 09/15/14	158	165,900
12.250%, 03/15/15	625	678,125
United Air Lines, Inc. 144A @ 12.000%, 11/01/13	75	77,062

		1,644,663

Apparel — 0.7%
Hanesbrands, Inc.
8.000%, 12/15/16	100	110,501
6.375%, 12/15/20	250	271,250
Levi Strauss & Co.
7.750%, 05/15/18	300	410,573
6.875%, 05/01/22	200	208,500
Wolverine World Wide, Inc. 144A @ 6.125%, 10/15/20	100	103,000

		1,103,824

Auto Manufacturers — 0.6%
Chrysler Group LLC
8.000%, 06/15/19	400	424,000
8.250%, 06/15/21	425	452,625
Navistar International Corp. 8.250%, 11/01/21	175	166,031

		1,042,656

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Auto Parts & Equipment — 1.4%
Allison Transmission, Inc. 144A @ 7.125%, 05/15/19	$350	$375,375
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	175	177,187
Conti-Gummi Finance BV 144A @ 8.500%, 07/15/15	150	210,106
Delphi Corp.
5.875%, 05/15/19	75	81,000
6.125%, 05/15/21	100	110,750
Pittsburgh Glass Works LLC 144A @ 8.500%, 04/15/16	100	93,000
Schaeffler Finance BV 144A@
7.750%, 02/15/17	200	221,000
8.500%, 02/15/19	400	448,000
The Goodyear Tire & Rubber Co.
8.250%, 08/15/20	250	276,875
8.750%, 08/15/20	100	113,750
7.000%, 05/15/22	250	265,000

		2,372,043

Banks — 3.9%
Ally Financial, Inc.
4.625%, 06/26/15	525	538,386
5.500%, 02/15/17	575	601,038
6.250%, 12/01/17	375	405,594
8.000%, 03/15/20	125	146,250
7.500%, 09/15/20	325	372,938
8.000%, 11/01/31	300	349,800
CIT Group, Inc.
4.750%, 02/15/15 144A @	250	260,625
4.250%, 08/15/17	350	363,236
5.250%, 03/15/18	125	134,063
6.625%, 04/01/18 144A @	500	567,500
5.500%, 02/15/19 144A @	975	1,055,437
5.375%, 05/15/20	300	324,750
5.000%, 08/15/22	350	364,142
Provident Funding Associates LP 144A@
10.250%, 04/15/17	200	215,000
10.125%, 02/15/19	100	103,000
Regions Bank 7.500%, 05/15/18	250	295,000
Synovus Financial Corp.
5.125%, 06/15/17	350	341,250
7.875%, 02/15/19	100	110,500

		6,548,509

Beverages — 0.3%
Constellation Brands, Inc.
6.000%, 05/01/22	300	341,250
4.625%, 03/01/23	125	127,500
Cott Beverages, Inc. 8.375%, 11/15/17	75	82,219

		550,969

Building Materials — 2.3%
Associated Materials LLC 9.125%, 11/01/17	400	392,000

	Par (000)	Value†

Building Materials — (continued)
Building Materials Corp. of America 144A @ 6.750%, 05/01/21	$250	$273,750
Euramax International, Inc. 9.500%, 04/01/16	50	45,750
Isabelle Acquisition Sub, Inc. 144A @ 10.000%, 11/15/18	125	135,625
Lafarge S.A. 6.750%, 12/16/19	250	342,144
Masco Corp.
6.125%, 10/03/16	150	165,096
5.850%, 03/15/17	200	217,131
Nortek, Inc.
10.000%, 12/01/18	300	331,500
8.500%, 04/15/21	525	559,125
Owens Corning 9.000%, 06/15/19	125	157,319
Reliance Intermediate Holdings LP 144A @ 9.500%, 12/15/19	225	257,625
Summit Materials LLC 144A@ 10.500%, 01/31/20	250	267,500
Texas Industries, Inc. 9.250%, 08/15/20	200	212,000
USG Corp.
9.750%, 01/15/18	450	486,000
8.375%, 10/15/18 144A @	50	54,250

		3,896,815

Chemicals — 1.7%
Ashland, Inc. 144A @ 4.750%, 08/15/22	225	230,063
Hexion US Finance Corp. 9.000%, 11/15/20	100	89,250
Huntsman International LLC
8.625%, 03/15/20	75	84,750
8.625%, 03/15/21	75	85,875
Ineos Finance Plc 144A@
9.000%, 05/15/15	200	211,500
8.375%, 02/15/19	375	394,687
LyondellBasell Industries N.V. 5.000%, 04/15/19	300	318,750
Momentive Performance Materials, Inc.
11.500%, 12/01/16	50	28,125
9.000%, 01/15/21	350	253,750
PolyOne Corp. 7.375%, 09/15/20	150	162,375
Rockwood Specialties Group, Inc. 4.625%, 10/15/20	600	609,000
Styrolution Group GmbH 144A @ 7.625%, 05/15/16	275	330,418

		2,798,543

Coal — 1.4%
Consol Energy, Inc.
8.000%, 04/01/17	475	496,375
8.250%, 04/01/20	125	130,938
Foresight Energy LLC 144A @ 9.625%, 08/15/17	425	439,875

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Coal — (continued)
Peabody Energy Corp. 7.375%, 11/01/16	$300	$339,750
Peabody Energy Corp. 144A@ 6.000%, 11/15/18	225	225,000
Penn Virginia Resource Partners LP
8.250%, 04/15/18	400	413,000
8.375%, 06/01/20 144A @	375	387,187

		2,432,125

Commercial Services — 2.5%
Alliance Data Systems Corp. 144A@ 6.375%, 04/01/20	275	297,000
ARAMARK Holdings Corp. PIK 144A @ 8.625%, 05/01/16	250	256,252
Ashtead Capital, Inc. 144A @ 6.500%, 07/15/22	125	131,250
Avis Budget Car Rental LLC 9.625%, 03/15/18	50	55,500
Ceridian Corp. 144A @ 8.875%, 07/15/19	125	135,000
CoreLogic, Inc. 7.250%, 06/01/21	350	378,875
DP World Ltd. 144A @ 6.850%, 07/02/37	210	226,275
FTI Consulting, Inc.
7.750%, 10/01/16	125	128,438
6.750%, 10/01/20	75	80,063
Garda World Security Corp. 144A @ 9.750%, 03/15/17	150	156,750
H&E Equipment Services, Inc. 144A @ 7.000%, 09/01/22	150	156,000
iPayment, Inc. 10.250%, 05/15/18	425	370,812
Iron Mountain, Inc. 5.750%, 08/15/24	175	175,437
Lender Processing Services, Inc. 5.750%, 04/15/23	300	300,000
Nord Anglia Education UK Holdings Plc 144A@ 10.250%, 04/01/17	200	216,000
Pharmaceutical Product Development, Inc. 144A @ 9.500%, 12/01/19	350	392,875
ServiceMaster Co. 8.000%, 02/15/20	125	132,500
UR Merger Sub Corp. 144A @ 5.750%, 07/15/18	150	158,438
Verisure Holding AB 144A @ 8.750%, 09/01/18	300	399,008

		4,146,473

Computers — 0.5%
iGate Corp. 9.000%, 05/01/16	750	823,125
SunGard Data Systems, Inc. 10.250%, 08/15/15	25	25,625

		848,750

	Par (000)	Value†

Distribution & Wholesale — 0.5%
HD Supply, Inc. 144A@
8.125%, 04/15/19	$375	$406,875
11.000%, 04/15/20	225	249,750

		656,625

Diversified Financial Services — 7.9%
AerCap Aviation Solutions BV 144A @ 6.375%, 05/30/17	225	236,250
Air Lease Corp. 144A @ 4.500%, 01/15/16	250	250,000
Air Lease Corp. 144A@ 5.625%, 04/01/17	375	382,500
Aircastle Ltd.
6.750%, 04/15/17	425	457,937
9.750%, 08/01/18	275	313,500
7.625%, 04/15/20	25	27,688
Boyd Acquisition Sub LLC 144A @ 8.375%, 02/15/18	200	208,000
CNH Capital LLC 144A @ 6.250%, 11/01/16	425	461,656
E*Trade Financial Corp.
7.875%, 12/01/15	175	178,281
6.750%, 06/01/16	375	394,687
Fiat Industrial Finance Europe S.A. 6.250%, 03/09/18	275	374,479
Ford Motor Credit Co. LLC
5.000%, 05/15/18	1,450	1,582,998
4.250%, 09/20/22	425	435,523
General Motors Financial Co., Inc.
4.750%, 08/15/17 144A @	375	384,491
6.750%, 06/01/18	150	166,931
Icahn Enterprises LP
8.000%, 01/15/18 144A @	75	80,438
8.000%, 01/15/18	625	670,312
International Lease Finance Corp.
4.875%, 04/01/15	200	207,882
5.750%, 05/15/16	375	397,591
8.875%, 09/01/17	425	501,500
8.250%, 12/15/20	300	357,000
8.625%, 01/15/22	225	271,688
International Lease Finance Corp. 144A@ 6.500%, 09/01/14	215	231,125
Knight Capital Group, Inc. CONV 3.500%, 03/15/15	275	248,531
Nationstar Mortgage LLC 144A@
9.625%, 05/01/19	100	108,750
9.625%, 05/01/19	250	273,125
Neuberger Berman Group LLC 144A@
5.625%, 03/15/20	225	239,625
5.875%, 03/15/22	200	214,000
Nuveen Investments, Inc.
5.500%, 09/15/15	750	712,500
9.125%, 10/15/17 144A @	575	570,687
9.500%, 10/15/20 144A @	200	199,000
SLM Corp.
5.375%, 05/15/14	300	315,982
5.050%, 11/14/14	100	105,551

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
6.250%, 01/25/16	$375	$406,875
6.000%, 01/25/17	225	244,969
4.625%, 09/25/17	375	380,401
8.450%, 06/15/18	400	468,487
Springleaf Finance Corp. 6.900%, 12/15/17	275	233,750

		13,294,690

Electric — 2.0%
Calpine Corp. 144A@
7.875%, 07/31/20	525	573,562
7.500%, 02/15/21	300	324,000
CMS Energy Corp. 5.050%, 03/15/22	130	143,188
Dolphin Subsidiary II, Inc. 144A@
6.500%, 10/15/16	325	356,688
7.250%, 10/15/21	200	228,000
GenOn Energy, Inc.
7.875%, 06/15/17	100	106,500
9.500%, 10/15/18	850	964,750
NRG Energy, Inc. 144A @ 6.625%, 03/15/23	275	281,188
The AES Corp. 7.375%, 07/01/21	350	399,000

		3,376,876

Electrical Components & Equipment — 0.3%
Anixter, Inc.^ 10.000%, 03/15/14	125	136,250
Coleman Cable, Inc. 9.000%, 02/15/18	200	213,000
General Cable Corp. 144A @ 5.750%, 10/01/22	150	152,250

		501,500

Electronics — 0.1%
Techem GmbH 144A @ 6.125%, 10/01/19	100	132,039

Engineering & Construction — 0.6%
Aguila 3 S.A. 144A@
7.875%, 01/31/18	300	338,118
7.875%, 01/31/18	325	341,250
Dycom Investments, Inc. 7.125%, 01/15/21	275	295,625

		974,993

Entertainment — 2.5%
AMC Entertainment, Inc. 8.750%, 06/01/19	325	358,312
CCM Merger, Inc. 144A@ 9.125%, 05/01/19	300	303,750
Cedar Fair LP 9.125%, 08/01/18	300	340,875
Cinemark USA, Inc. 7.375%, 06/15/21	175	194,688
Graton Economic Development Authority 144A @ 9.625%, 09/01/19	225	234,000

	Par (000)	Value†

Entertainment — (continued)
Great Canadian Gaming Corp. 144A @ 6.625%, 07/25/22	$150	$157,537
MU Finance Plc 144A @ 8.375%, 02/01/17	241	261,346
National CineMedia LLC 144A @ 6.000%, 04/15/22	175	184,625
Palace Entertainment Holdings LLC 144A @ 8.875%, 04/15/17	275	290,813
Pinnacle Entertainment, Inc. 7.750%, 04/01/22	300	327,000
Regal Cinemas Corp. 8.625%, 07/15/19	225	249,750
Regal Entertainment Group 9.125%, 08/15/18	325	363,187
Seminole Indian Tribe of Florida 144A @ 7.750%, 10/01/17	350	384,125
Seneca Gaming Corp. 144A @ 8.250%, 12/01/18	450	472,500
Speedway Motorsports, Inc. 8.750%, 06/01/16	150	162,188

		4,284,696

Environmental Control — 0.1%
Clean Harbors, Inc. 144A @ 5.250%, 08/01/20	125	128,750
Darling International, Inc. 8.500%, 12/15/18	75	85,406

		214,156

Food — 1.4%
Bumble Bee Acquisition Corp. 144A @ 9.000%, 12/15/17	165	172,631
Del Monte Corp. 7.625%, 02/15/19	500	514,375
Land O’ Lakes Capital Trust I 144A @^ 7.450%, 03/15/28	275	268,125
Michael Foods, Inc. 9.750%, 07/15/18	350	390,250
Minerva Luxembourg S.A. 144A@ 12.250%, 02/10/22	200	230,740
Pinnacle Foods Finance LLC
9.250%, 04/01/15	168	171,780
8.250%, 09/01/17	400	433,500
U.S. Foodservice, Inc. 144A @ 8.500%, 06/30/19	250	260,625

		2,442,026

Forest Products & Paper — 1.3%
Boise Paper Holdings LLC
9.000%, 11/01/17	100	110,000
8.000%, 04/01/20	125	137,188
Cascades, Inc.
7.750%, 12/15/17	200	209,500
7.875%, 01/15/20	500	523,750
Clearwater Paper Corp. 7.125%, 11/01/18	100	108,750
Domtar Corp.
7.125%, 08/15/15	200	226,329

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Forest Products & Paper — (continued)
9.500%, 08/01/16	$25	$30,166
Mercer International, Inc. 9.500%, 12/01/17	325	347,750
Sappi Papier Holding GmbH 144A@
7.750%, 07/15/17	200	214,000
8.375%, 06/15/19	200	214,000

		2,121,433

Gas — 0.2%
Sabine Pass LNG LP 7.500%, 11/30/16	300	324,000

Healthcare Products — 1.0%
Accellent, Inc.
8.375%, 02/01/17	50	51,375
10.000%, 11/01/17	275	232,375
Biomet, Inc.
11.625%, 10/15/17	178	189,570
6.500%, 08/01/20 144A @	550	569,937
Hologic, Inc. 144A @ 6.250%, 08/01/20	175	185,500
Ontex IV S.A. 144A@ 9.000%, 04/15/19	100	123,686
Universal Hospital Services, Inc.
4.111%, 06/01/15•	75	74,250
7.625%, 08/15/20 144A @	175	182,438

		1,609,131

Healthcare Services — 3.6%
AMERIGROUP Corp. 7.500%, 11/15/19	300	350,438
Aviv Healthcare Properties LP 7.750%, 02/15/19	100	106,000
Capella Healthcare, Inc. 9.250%, 07/01/17	350	373,187
Centene Corp. 5.750%, 06/01/17	25	26,750
Community Health Systems, Inc.
5.125%, 08/15/18	300	311,250
8.000%, 11/15/19	225	246,938
7.125%, 07/15/20	325	346,734
Crown Newco 3 Plc 144A @ 7.000%, 02/15/18	100	167,940
DaVita, Inc. 6.375%, 11/01/18	200	213,500
Fresenius Medical Care U.S. Finance II, Inc. 144A@
5.625%, 07/31/19	350	372,750
5.875%, 01/31/22	200	214,000
HCA, Inc.
9.875%, 02/15/17	114	122,550
8.500%, 04/15/19	375	422,812
7.500%, 02/15/22	650	736,125
Health Management Associates, Inc. 144A @ 7.375%, 01/15/20	50	54,250
IASIS Healthcare LLC 8.375%, 05/15/19	375	358,125

	Par (000)	Value†

Healthcare Services — (continued)
Kindred Healthcare, Inc. 8.250%, 06/01/19	$250	$243,125
LifePoint Hospitals, Inc. 6.625%, 10/01/20	100	108,500
Multiplan, Inc. 144A @ 9.875%, 09/01/18	325	359,125
Radiation Therapy Services, Inc. 9.875%, 04/15/17	75	54,563
Tenet Healthcare Corp.
6.250%, 11/01/18	425	468,562
8.875%, 07/01/19	25	28,250
Universal Health Services, Inc. 7.000%, 10/01/18	75	81,281
Vanguard Health Holding Co. II LLC
8.000%, 02/01/18	150	160,125
7.750%, 02/01/19	200	212,750
Vanguard Health Systems, Inc.^+ 9.439%, 02/01/16	11	7,700

		6,147,330

Holding Companies — 0.3%
Ladder Capital Finance Holdings LLLP 144A @ 7.375%, 10/01/17	200	204,000
Polish Television Holding BV STEP 144A @ 11.250%, 05/15/17	175	233,879
WaveDivision Escrow LLC 144A @ 8.125%, 09/01/20	75	77,063

		514,942

Home Builders — 0.5%
Meritage Homes Corp. 7.000%, 04/01/22	100	107,000
Shea Homes LP 8.625%, 05/15/19	425	473,875
Standard Pacific Corp.
10.750%, 09/15/16	175	213,937
8.375%, 05/15/18	50	57,688

		852,500

Home Furnishings — 0.1%
Sealy Mattress Co. 144A @ 10.875%, 04/15/16	87	95,048

Household Products & Wares — 0.4%
Central Garden & Pet Co. 8.250%, 03/01/18	150	159,000
Mead Products LLC 144A @ 6.750%, 04/30/20	200	208,500
Reynolds Group Issuer, Inc. 7.750%, 10/15/16	200	208,500
The Scotts Miracle-Gro Co. 7.250%, 01/15/18	100	107,250
Yankee Acquisition Corp. 8.500%, 02/15/15	18	18,225

		701,475

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Insurance — 0.6%
Assured Guaranty Municipal Holdings, Inc. 144A @• 6.400%, 12/15/66	$450	$333,000
CNO Financial Group, Inc. 144A @ 6.375%, 10/01/20	250	255,000
Hub International Ltd. 144A @ 8.125%, 10/15/18	375	379,688
USI Holdings Corp. 144A @ 9.750%, 05/15/15	125	126,406

		1,094,094

Internet — 0.4%
Equinix, Inc. 7.000%, 07/15/21	300	336,000
Netflix, Inc. 8.500%, 11/15/17	150	159,750
Zayo Group LLC 8.125%, 01/01/20	150	163,875

		659,625

Iron & Steel — 2.4%
AK Steel Corp. 7.625%, 05/15/20	200	175,000
Algoma Acquisition Corp. 144A @ 9.875%, 06/15/15	175	138,688
ArcelorMittal
4.000%, 03/01/16	180	177,736
4.750%, 02/25/17	245	240,310
Ryerson Holding Corp.+ 24.417%, 02/01/15	1,375	976,250
Ryerson, Inc.
12.000%, 11/01/15	175	180,688
9.000%, 10/15/17 144A @	600	613,500
11.250%, 10/15/18 144A @	1,225	1,228,062
Steel Dynamics, Inc. 144A @ 6.125%, 08/15/19	150	156,000
United States Steel Corp. 7.500%, 03/15/22	225	222,187

		4,108,421

Leisure Time — 0.1%
Easton-Bell Sports, Inc. 9.750%, 12/01/16	50	54,063
NCL Corp. Ltd. 9.500%, 11/15/18	100	110,750

		164,813

Lodging — 1.8%
Ameristar Casinos, Inc.
7.500%, 04/15/21	50	53,750
7.500%, 04/15/21 144A @	50	53,750
Boyd Gaming Corp.
9.125%, 12/01/18	150	157,500
9.000%, 07/01/20 144A @	225	229,500
Caesars Entertainment Operating Co., Inc.
5.625%, 06/01/15	200	164,500
8.500%, 02/15/20 144A @	150	150,000
Choice Hotels International, Inc. 5.750%, 07/01/22	150	163,500

	Par (000)	Value†

Lodging — (continued)
Downstream Development Authority 144A @ 10.500%, 07/01/19	$150	$161,625
Gaylord Entertainment Co. 6.750%, 11/15/14	200	199,750
MGM Resorts International 144A @ 6.750%, 10/01/20	1,025	1,025,000
Starwood Hotels & Resorts Worldwide, Inc. 7.150%, 12/01/19	150	183,373
Station Casinos LLC STEP 144A@ 3.660%, 06/18/18	550	474,375

		3,016,623

Machinery—Construction & Mining — 0.1%
Terex Corp. 6.500%, 04/01/20	125	130,000

Machinery—Diversified — 0.4%
Case New Holland, Inc. 7.875%, 12/01/17	250	293,125
Columbus McKinnon Corp. 7.875%, 02/01/19	275	292,875
The Manitowoc Co., Inc. 8.500%, 11/01/20	125	139,844

		725,844

Media — 6.5%
Bresnan Broadband Holdings LLC 144A @ 8.000%, 12/15/18	200	218,500
Cablevision Systems Corp. 8.625%, 09/15/17	125	145,313
CCO Holdings LLC
7.875%, 04/30/18	525	568,313
7.000%, 01/15/19	150	162,375
7.375%, 06/01/20	125	139,531
6.625%, 01/31/22	625	682,812
Central European Media Enterprises Ltd. 144A@ 11.625%, 09/15/16	175	233,879
Cequel Communications Holdings I LLC 144A @ 8.625%, 11/15/17	575	613,812
Clear Channel Communications, Inc. 7.250%, 10/15/27	100	50,000
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/20	75	72,000
7.625%, 03/15/20	350	341,250
CSC Holdings LLC 144A @ 6.750%, 11/15/21	100	110,250
Cyfrowy Polsat Finance AB 144A @ 7.125%, 05/20/18	100	138,785
DISH DBS Corp.
7.875%, 09/01/19	200	232,500
6.750%, 06/01/21	200	218,000
ION Media Networks, Inc. CONV¤ 11.000%, 07/31/13	1	0
LIN Television Corp. 8.375%, 04/15/18	275	291,500

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
Mediacom Broadband LLC
8.500%, 10/15/15	$100	$101,580
6.375%, 04/01/23 144A @	175	175,000
Nexstar Broadcasting, Inc.
7.000%, 01/15/14^	9	9,011
7.000%, 01/15/14 PIK ^	132	132,163
8.875%, 04/15/17	125	135,938
Nielsen Finance LLC
11.625%, 02/01/14	244	275,110
11.500%, 05/01/16	16	17,880
7.750%, 10/15/18	100	112,750
Sinclair Television Group, Inc. 144A @ 6.125%, 10/01/22	300	300,375
Sirius XM Radio, Inc. 144A @ 8.750%, 04/01/15	1,000	1,137,500
Starz LLC 144A @ 5.000%, 09/15/19	150	153,375
Truven Health Analytics, Inc. 144A @ 10.625%, 06/01/20	125	133,750
TVN Finance Corp. II AB 144A @ 10.750%, 11/15/17	50	68,750
Unitymedia Hessen GmbH & Co. KG 144A @ 7.500%, 03/15/19	125	175,088
Unitymedia Kabel BW GmbH 144A@
9.625%, 12/01/19	150	212,515
9.500%, 03/15/21	300	431,777
Univision Communications, Inc. 144A@
6.875%, 05/15/19	175	180,250
7.875%, 11/01/20	950	1,016,500
8.500%, 05/15/21	850	862,750
6.750%, 09/15/22	250	250,000
Videotron Ltee
9.125%, 04/15/18	75	80,813
6.875%, 07/15/21 144A @	325	360,340
WideOpenWest Finance LLC 144A @ 10.250%, 07/15/19	225	237,375
Ziggo Bond Co. BV 144A@ 8.000%, 05/15/18	100	141,034

		10,920,444

Metal Fabricate/Hardware — 0.3%
JMC Steel Group, Inc. 144A @ 8.250%, 03/15/18	300	306,000
Severstal Columbus LLC 10.250%, 02/15/18	275	275,000

		581,000

Mining — 0.6%
ALROSA Finance S.A. 144A @ 7.750%, 11/03/20	225	254,812
FMG Resources August 2006 Pty Ltd. 144A@ 7.000%, 11/01/15	150	149,250
Novelis, Inc. 8.750%, 12/15/20	175	193,813

	Par (000)	Value†

Mining — (continued)
Vulcan Materials Co. 7.500%, 06/15/21	$300	$339,000

		936,875

Miscellaneous Manufacturing — 0.5%
Amsted Industries, Inc. 144A @ 8.125%, 03/15/18	225	243,000
Koppers, Inc. 7.875%, 12/01/19	125	137,188
RBS Global, Inc. 8.500%, 05/01/18	300	330,750
SPX Corp. 6.875%, 09/01/17	175	195,562

		906,500

Office & Business Equipment — 0.9%
CDW LLC
12.535%, 10/12/17	975	1,040,813
8.000%, 12/15/18	25	27,625
8.500%, 04/01/19	350	380,625

		1,449,063

Oil & Gas — 6.1%
Antero Resources Finance Corp.
9.375%, 12/01/17	600	663,000
7.250%, 08/01/19	425	460,062
Atwood Oceanics, Inc. 6.500%, 02/01/20	150	160,500
Berry Petroleum Co.
6.750%, 11/01/20	25	26,625
6.375%, 09/15/22	425	448,375
Bill Barrett Corp.
7.625%, 10/01/19	500	530,000
7.000%, 10/15/22	450	462,375
Carrizo Oil & Gas, Inc. 7.500%, 09/15/20	125	127,500
Chesapeake Oilfield Operating LLC 144A @ 6.625%, 11/15/19	175	168,000
Clayton Williams Energy, Inc. 7.750%, 04/01/19	375	374,062
Concho Resources, Inc.
7.000%, 01/15/21	150	168,000
5.500%, 04/01/23	275	287,375
EP Energy LLC 144A @ 9.375%, 05/01/20	225	245,250
EQT Corp. 8.125%, 06/01/19	325	393,441
Hercules Offshore, Inc. 144A@ 7.125%, 04/01/17	400	416,000
Laredo Petroleum, Inc.
9.500%, 02/15/19	75	84,938
7.375%, 05/01/22	300	324,000
Midstates Petroleum Co., Inc. 144A @ 10.750%, 10/01/20	250	260,625
Newfield Exploration Co.
6.875%, 02/01/20	270	296,325
5.750%, 01/30/22	225	251,437

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
OGX Austria GmbH 144A @ 8.500%, 06/01/18	$275	$247,500
Parker Drilling Co. 9.125%, 04/01/18	375	404,062
PDC Energy, Inc. 144A @ 7.750%, 10/15/22	375	375,000
Petroleos de Venezuela S.A. 144A@ 8.500%, 11/02/17	250	226,250
Plains Exploration & Production Co. 6.750%, 02/01/22	75	76,125
Precision Drilling Corp. 6.625%, 11/15/20	275	292,875
6.500%, 12/15/21	75	80,063
QEP Resources, Inc. 5.250%, 05/01/23	175	178,938
Range Resources Corp. 6.750%, 08/01/20	325	357,500
5.000%, 08/15/22	100	105,500
SM Energy Co. 6.625%, 02/15/19	250	263,750
6.500%, 11/15/21	150	159,000
SM Energy Co. 144A@ 6.500%, 01/01/23	225	236,250
Swift Energy Co. 8.875%, 01/15/20	225	243,000
7.875%, 03/01/22	500	535,000
WPX Energy, Inc. 6.000%, 01/15/22	325	349,375

		10,278,078

Oil & Gas Services — 1.1%
Exterran Holdings, Inc. 7.250%, 12/01/18	650	684,125
Hiland Partners LP 144A @ 7.250%, 10/01/20	100	104,000
Petroleum Geo-Services ASA 144A@ 7.375%, 12/15/18	300	320,250
SESI LLC 6.375%, 05/01/19	350	374,500
7.125%, 12/15/21	300	331,500

		1,814,375

Packaging and Containers — 2.0%
AEP Industries, Inc. 8.250%, 04/15/19	150	159,000
Ardagh Packaging Finance Plc 144A@ 7.375%, 10/15/17	200	214,250
9.250%, 10/15/20	200	264,077
Ball Corp. 7.375%, 09/01/19	100	111,500
Beverage Packaging Holdings Luxembourg II S.A. 144A@ 8.000%, 12/15/16	550	698,826
BWAY Holding Co. 10.000%, 06/15/18	150	168,750
Consolidated Container Co. LLC 144A @ 10.125%, 07/15/20	200	213,000

	Par (000)	Value†

Packaging and Containers — (continued)
Exopack Holding Corp. 10.000%, 06/01/18	$200	$192,000
Graphic Packaging International, Inc. 9.500%, 06/15/17	175	191,625
7.875%, 10/01/18	200	221,500
Plastipak Holdings, Inc. 144A @ 10.625%, 08/15/19	125	143,125
Rexam Plc• 6.750%, 06/29/67	350	452,556
Rock-Tenn Co. 144A@ 4.450%, 03/01/19	60	63,289
4.900%, 03/01/22	40	43,331
Sealed Air Corp. 7.875%, 06/15/17	100	107,000
Tekni-Plex, Inc. 144A @ 9.750%, 06/01/19	200	214,000

		3,457,829

Pharmaceuticals — 0.6%
Capsugel FinanceCo SCA 144A @ 9.875%, 08/01/19	200	287,851
Elan Finance Plc 144A @ 6.250%, 10/15/19	200	201,500
Mylan, Inc. 144A @ 7.625%, 07/15/17	125	138,438
Sky Growth Acquisition Corp. 144A @ 7.375%, 10/15/20	100	100,500
Valeant Pharmaceuticals International 144A @ 6.375%, 10/15/20	75	76,500
VPI Escrow Corp. 144A @ 6.375%, 10/15/20	275	280,500

		1,085,289

Pipelines — 0.9%
El Paso Corp. 8.250%, 02/15/16	100	110,396
6.500%, 09/15/20	25	28,067
7.800%, 08/01/31	100	116,196
7.750%, 01/15/32	325	378,501
Kinder Morgan Finance Co. LLC 5.700%, 01/05/16	150	161,923
6.000%, 01/15/18 144A @	150	162,574
Regency Energy Partners LP 6.875%, 12/01/18	175	186,812
5.500%, 04/15/23	175	176,969
Targa Resources Partners LP 144A @ 6.375%, 08/01/22	225	238,500

		1,559,938

Real Estate — 1.0%
CB Richard Ellis Services, Inc. 11.625%, 06/15/17	125	140,000
6.625%, 10/15/20	175	191,188
Host Hotels & Resorts LP 6.750%, 06/01/16	179	183,923
6.000%, 10/01/21	150	171,375

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Real Estate — (continued)
MPT Operating Partnership LP 6.875%, 05/01/21	$225	$245,250
6.375%, 02/15/22	125	132,500
Omega Healthcare Investors, Inc. 6.750%, 10/15/22	175	193,375
Reckson Operating Partnership LP 6.000%, 03/31/16	75	81,730
Weyerhaeuser Co. 8.500%, 01/15/25	325	427,825

		1,767,166

Retail — 4.1%
99 Cents Only Stores 144A @ 11.000%, 12/15/19	225	252,562
Academy Ltd. 144A@ 9.250%, 08/01/19	475	521,906
AmeriGas Finance LLC 6.750%, 05/20/20	125	133,438
7.000%, 05/20/22	225	242,438
Best Buy Co., Inc. 3.750%, 03/15/16	150	143,609
CKE Restaurants, Inc. 11.375%, 07/15/18	243	281,880
Claire’s Stores, Inc. 9.625%, 06/01/15 PIK	129	116,969
9.000%, 03/15/19 144A @	650	674,375
DineEquity, Inc. 9.500%, 10/30/18	375	422,812
Dollar General Corp. 4.125%, 07/15/17	255	266,475
Ferrellgas LP 9.125%, 10/01/17	125	134,063
6.500%, 05/01/21	450	435,375
Fiesta Restaurant Group, Inc. 8.875%, 08/15/16	200	214,000
Jo-Ann Stores, Inc. 144A @ 8.125%, 03/15/19	225	229,500
Party City Holdings, Inc. 144A @ 8.875%, 08/01/20	300	319,500
Penske Automotive Group, Inc. 144A @ 5.750%, 10/01/22	200	205,000
QVC, Inc. 144A@ 7.125%, 04/15/17	250	263,802
7.500%, 10/01/19	225	248,964
RadioShack Corp. 6.750%, 05/15/19	125	73,750
Rite Aid Corp. 9.500%, 06/15/17	600	617,250
9.250%, 03/15/20	375	384,375
7.700%, 02/15/27	175	146,125
Sonic Automotive, Inc. 144A @ 7.000%, 07/15/22	150	160,500
The Pantry, Inc. 144A @ 8.375%, 08/01/20	175	179,375
Wok Acquisition Corp. 144A @ 10.250%, 06/30/20	300	317,250

		6,985,293

	Par (000)	Value†

Savings & Loans — 0.2%
Amsouth Bank 5.200%, 04/01/15	$250	$260,000

Semiconductors — 0.8%
Advanced Micro Devices, Inc. 6.000%, 05/01/15 CONV	325	330,291
7.500%, 08/15/22 144A @	325	313,625
Freescale Semiconductor, Inc. 144A @ 10.125%, 03/15/18	13	14,300
MEMC Electronic Materials, Inc. 7.750%, 04/01/19	475	389,500
Sensata Technologies BV 144A @ 6.500%, 05/15/19	300	320,250

		1,367,966

Software — 2.6%
Epicor Software Corp. 8.625%, 05/01/19	225	237,375
Fidelity National Information Services, Inc. 7.625%, 07/15/17	75	82,125
7.875%, 07/15/20	150	167,625
First Data Corp. 7.375%, 06/15/19 144A @	450	464,062
8.875%, 08/15/20 144A @	275	299,750
6.750%, 11/01/20 144A @	325	322,969
12.625%, 01/15/21	1,550	1,606,187
Infor U.S., Inc.@ 11.500%, 07/15/18 144A	100	114,000
9.375%, 04/01/19 144A	300	333,000
JDA Software Group, Inc. 8.000%, 12/15/14	125	131,250
MedAssets, Inc. 8.000%, 11/15/18	325	354,250
Nuance Communications, Inc. 144A @ 5.375%, 08/15/20	225	232,313

		4,344,906

Telecommunications — 10.4%
CC Holdings GS LLC 144A@ 7.750%, 05/01/17	175	186,812
Cincinnati Bell, Inc. 7.000%, 02/15/15	175	176,750
CommScope, Inc. 144A @ 8.250%, 01/15/19	800	864,000
Cricket Communications, Inc. 10.000%, 07/15/15	100	105,250
7.750%, 05/15/16	150	158,250
7.750%, 10/15/20	400	390,000
Digicel Group Ltd. 144A@ 8.250%, 09/01/17	225	243,000
10.500%, 04/15/18	200	217,500
8.250%, 09/30/20	400	420,000
Earthlink, Inc. 8.875%, 05/15/19	150	149,625
Eileme 1 AB PIK 144A @^ 14.250%, 08/15/20	214	222,655
GCI, Inc. 6.750%, 06/01/21	200	200,000

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
Goodman Networks, Inc. 144A @ 12.375%, 07/01/18	$225	$240,750
GTP Acquisition Partners I LLC 144A @ 7.628%, 06/15/16	250	259,808
Hughes Satellite Systems Corp. 6.500%, 06/15/19	350	374,500
7.625%, 06/15/21	325	359,937
Intelsat Jackson Holdings S.A. 7.250%, 10/15/20	75	80,813
7.250%, 10/15/20 144A @	150	161,250
6.625%, 12/15/22 144A @	450	446,625
Intelsat Luxembourg S.A. 11.250%, 02/04/17	675	713,812
11.500%, 02/04/17 PIK	625	662,500
ITC Deltacom, Inc. 10.500%, 04/01/16	50	53,500
Level 3 Communications, Inc. 11.875%, 02/01/19	225	255,375
8.875%, 06/01/19 144A @	100	105,000
Level 3 Financing, Inc. 9.375%, 04/01/19	475	527,250
7.000%, 06/01/20 144A @	125	126,250
8.625%, 07/15/20	250	270,000
MetroPCS Wireless, Inc. 7.875%, 09/01/18	575	621,000
6.625%, 11/15/20	275	288,062
Nextel Communications, Inc. 7.375%, 08/01/15	154	154,578
NII Capital Corp. 8.875%, 12/15/19	275	231,000
7.625%, 04/01/21	450	357,750
PAETEC Holding Corp. 8.875%, 06/30/17	175	189,875
9.875%, 12/01/18	150	171,750
Qwest Communications International, Inc. 8.000%, 10/01/15	225	235,055
Sable International Finance Ltd. 144A@ 7.750%, 02/15/17	150	157,875
8.750%, 02/01/20	200	223,000
Satmex Escrow S.A. de CV 9.500%, 05/15/17	25	26,438
SBA Telecommunications, Inc. 8.250%, 08/15/19	70	78,225
Sprint Capital Corp. 8.750%, 03/15/32	300	310,500
Sprint Nextel Corp. 9.125%, 03/01/17	400	453,000
9.000%, 11/15/18 144A @	1,025	1,230,000
7.000%, 08/15/20	375	390,000
11.500%, 11/15/21	200	250,500
Syniverse Holdings, Inc. 9.125%, 01/15/19	175	188,125
Telefonica Emisiones SAU 6.221%, 07/03/17	155	161,975

	Par (000)	Value†

Telecommunications — (continued)
Telenet Finance V Luxembourg SCA 144A @ 6.250%, 08/15/22	$200	$259,580
Telesat Canada 12.500%, 11/01/17	400	445,000
tw telecom holdings, inc. 144A @ 5.375%, 10/01/22	150	153,000
UPC Holding BV 144A@ 8.375%, 08/15/20	125	173,311
UPCB Finance V Ltd. 144A@ 7.250%, 11/15/21	150	163,125
UPCB Finance VI Ltd. 144A@ 6.875%, 01/15/22	225	238,500
Viasat, Inc. 8.875%, 09/15/16	100	107,250
VimpelCom Holdings BV 144A@ 7.504%, 03/01/22	450	471,937
West Corp. 8.625%, 10/01/18	475	498,750
7.875%, 01/15/19	175	180,250
Wind Acquisition Finance S.A. 144A@ 11.750%, 07/15/17	125	117,813
7.250%, 02/15/18	400	380,000
7.250%, 02/15/18	200	189,000
Wind Acquisition Holdings Finance S.A. PIK 144A@ 12.250%, 07/15/17	209	165,118
Windstream Corp. 8.125%, 08/01/13	25	26,250
7.875%, 11/01/17	300	335,250

		17,594,054

Transportation — 0.5%
Florida East Coast Holdings Corp. PIK 10.500%, 08/01/17	3	2,669
Florida East Coast Railway Corp. 8.125%, 02/01/17	175	184,187
gategroup Finance (Luxembourg) S.A. 144A @ 6.750%, 03/01/19	100	131,718
Kansas City Southern de Mexico S.A. de CV 8.000%, 02/01/18	225	250,875
6.625%, 12/15/20	100	113,250
6.125%, 06/15/21	125	140,312

		823,011

Trucking and Leasing — 0.1%
Maxim Crane Works LP 144A @ 12.250%, 04/15/15	125	127,500

TOTAL CORPORATE BONDS (Cost $136,428,401)		143,940,131

LOAN AGREEMENTS — 6.9%‡
Airlines — 0.3%
Delta Air Lines, Inc.• 5.500%, 04/20/17	497	499,501

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Apparel — 0.1%
Wolverine Worldwide• 0.000%, 05/01/19	$100	$100,650

Auto Manufacturers — 0.4%
Chrysler Group LLC• 6.000%, 05/24/17	497	507,316
Navistar, Inc.• 7.000%, 08/17/17	200	202,000

		709,316

Chemicals — 0.7%
Ineos US Finance LLC• 6.500%, 04/27/18	498	502,226
PL Propylene LLC• 7.000%, 03/27/17	149	150,929
PQ Corp.• 6.716%, 07/30/15	500	475,375

		1,128,530

Commercial Services — 0.3%
Pharmaceutical Product Development, Inc.• 6.250%, 12/05/18	497	501,722

Distribution & Wholesale — 0.3%
HD Supply, Inc.• 7.250%, 10/12/17	500	515,250

Diversified Financial Services — 0.3%
Nuveen Investments, Inc.• 8.250%, 03/01/19	500	503,440

Entertainment — 0.2%
Peninsula Gaming LLC• 0.000%, 05/16/17	400	405,752

Healthcare Products — 0.3%
Kinetic Concepts, Inc.• 0.070%, 05/04/18	497	503,817

Insurance — 0.2%
Asurion LLC• 5.500%, 05/24/18	375	377,111

Internet — 0.6%
Go Daddy Operating Co. LLC• 5.500%, 12/17/18	497	495,373
Zayo Group LLC• 7.125%, 07/02/19	499	502,805

		998,178

Lodging — 0.3%
Caesars Entertainment Operating Co., Inc.• 9.500%, 10/31/16	497	510,147

Media — 0.7%
Cumulus Media Holdings, Inc.• 5.750%, 09/16/18	497	499,425
Univision Communications, Inc.• 4.466%, 03/31/17	335	330,402

	Par (000)	Value†

Media — (continued)
WideOpenWest Finance LLC• 6.250%, 04/18/18	$374	$376,649
6.250%, 07/17/18	49	49,292

		1,255,768

Oil & Gas — 0.2%
Samson Investment Co.• 0.000%, 10/11/18	250	251,355

Pharmaceuticals — 0.3%
Par Pharmaceutical, Inc.• 0.000%, 08/02/19	175	174,606
Valeant Pharmaceuticals International, Inc.• 4.750%, 02/13/19	249	249,999

		424,605

Retail — 0.8%
Jo-Ann Stores, Inc.• 4.750%, 03/18/18	499	498,711
Party City Holdings, Inc.• 5.750%, 07/27/19	400	404,700
Pf Changs Cn Bistro• 6.250%, 06/22/19	500	505,000

		1,408,411

Software — 0.4%
First Data Corp.• 5.217%, 03/24/17	500	492,875
MModal, Inc.• 6.750%, 08/16/19	175	173,031

		665,906

Telecommunications — 0.5%
Intelsat Jackson Holdings S.A.• 5.250%, 04/02/18	324	323,941
Syniverse Holdings, Inc.• 5.000%, 04/23/19	499	499,374
		823,315

TOTAL LOAN AGREEMENTS (Cost $11,419,371)		11,582,774

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 5.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	60,670	60,670
T. Rowe Price Reserve Investment Fund	9,592,889	9,592,889

TOTAL SHORT-TERM INVESTMENTS (Cost $9,653,559)		9,653,559

TOTAL INVESTMENTS — 100.0% (Cost $160,988,316)(a)		$168,614,478

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2012. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2012 is $0.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at September 30, 2012 is $909,718.
•	Variable Rate Security.
¤	Defaulted Security.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $161,060,463. Net unrealized appreciation was $7,554,015. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,745,942 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,191,927.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

Plc — Public Limited Company.

STEP — Step Coupon Bond.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

Country Weightings as of 09/30/2012 ††
United States	87%
Luxembourg	3
Canada	2
Netherlands	2
Bermuda	1
Germany	1
United Kingdom	1
Other	3

Total	100%

††	% of total investments as of September 30, 2012

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

High Yield Bond Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$1,592,756	$1,592,756	$—	$—
REAL ESTATE INVESTMENT TRUSTS	98,161	98,161	—	—
PREFERRED STOCKS
Auto Manufacturers	389,576	389,576	—	—
Banks	904,021	904,021	—	—
Media	91,000	—	91,000	—
Packaging and Containers	—	—	—	—
Telecommunications	362,500	362,500	—	—
CORPORATE BONDS	143,940,131	—	143,940,131	—
LOAN AGREEMENTS	11,582,774	—	11,582,774	—
SHORT-TERM INVESTMENTS	9,653,559	9,653,559	—	—

TOTAL INVESTMENTS	$168,614,478	$13,000,573	$155,613,905	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
AGENCY OBLIGATIONS — 3.5%
Federal Home Loan Mortgage Corporation — 1.6%
0.621%, 05/15/39	$6,636	$6,651,187
0.671%, 12/15/41	5,898	5,935,619
0.721%, 06/15/42	2,497	2,512,695
0.721%, 06/15/42	3,621	3,645,878
0.601%, 07/15/42	3,768	3,792,200
0.721%, 07/15/42	1,976	1,990,026
0.721%, 07/15/42	2,871	2,893,939
0.721%, 07/15/42	1,966	1,978,822
0.671%, 08/15/42	1,568	1,582,964
0.721%, 08/15/42	1,197	1,205,849

		32,189,179

Federal National Mortgage Association — 1.9%
0.528%, 08/25/39	5,765	5,790,222
0.617%, 04/25/39	2,983	2,989,275
0.697%, 10/25/41	5,710	5,745,540
0.689%, 11/25/41	5,224	5,260,390
0.767%, 03/25/42	1,950	1,969,706
0.617%, 07/25/42	2,961	2,977,890
0.667%, 07/25/42	2,703	2,715,484
0.667%, 08/25/42	2,951	2,968,967
0.717%, 08/25/42	2,692	2,714,477
0.597%, 09/25/42	1,567	1,577,365
0.667%, 09/25/42	3,269	3,289,318
0.667%, 09/25/42	924	927,841

		38,926,475

TOTAL AGENCY OBLIGATIONS (Cost $70,837,963)		71,115,654

ASSET BACKED SECURITIES — 0.7%
Ally Master Owner Trust 0.921%, 06/15/17	8,755	8,814,630
Ford Credit Auto Owner Trust 0.580%, 08/15/15	2,195	2,203,251
Honda Auto Receivables Owner Trust 0.560%, 06/15/15	2,135	2,143,617

TOTAL ASSET BACKED SECURITIES (Cost $13,084,843)		13,161,498

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Government National Mortgage Association
0.621%, 07/16/41	3,080	3,094,843
0.569%, 02/20/42	2,362	2,370,826
0.621%, 03/16/42	2,402	2,417,795
0.621%, 04/16/42	4,563	4,594,214

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,433,269)		12,477,678

	Number of Shares	Value†
COMMON STOCKS — 59.7%
Aerospace & Defense — 2.6%
United Technologies Corp.	670,800	$52,516,932

Agriculture — 0.9%
Philip Morris International, Inc.	196,800	17,700,192

Auto Manufacturers — 0.7%
General Motors Co.*	620,700	14,120,925

Auto Parts & Equipment — 2.3%
Delphi Automotive Plc*	551,300	17,090,300
Johnson Controls, Inc.	216,900	5,943,060
TRW Automotive Holdings Corp.*	522,600	22,842,846

		45,876,206

Banks — 3.1%
JPMorgan Chase & Co.	443,400	17,948,832
Northern Trust Corp.	264,200	12,262,843
State Street Corp.	179,900	7,548,604
U.S. Bancorp	695,300	23,848,790

		61,609,069

Beverages — 1.8%
Coca-Cola Enterprises, Inc.	165,900	5,187,693
PepsiCo, Inc.	430,600	30,473,562

		35,661,255

Chemicals — 0.8%
Potash Corp. of Saskatchewan, Inc.	348,700	15,140,554

Computers — 2.8%
Accenture Plc, Class A*	84,100	5,889,523
Apple, Inc.	66,700	44,506,242
International Business Machines Corp.	30,900	6,410,205

		56,805,970

Cosmetics & Personal Care — 2.3%
Avon Products, Inc.	428,300	6,831,385
The Procter & Gamble Co.	581,482	40,331,592

		47,162,977

Diversified Financial Services — 3.3%
BlackRock, Inc.	63,900	11,393,370
Invesco Ltd.	1,541,408	38,519,786
TD Ameritrade Holding Corp.	1,042,900	16,029,373

		65,942,529

Electric — 1.0%
American Electric Power Co., Inc.	123,700	5,435,378
Edison International	101,600	4,642,104
MDU Resources Group, Inc.	119,000	2,622,760
NRG Energy, Inc.	144,700	3,095,133
PG&E Corp.	93,600	3,993,912

		19,789,287

Electronics — 6.0%
Agilent Technologies, Inc.	230,700	8,870,415
Honeywell International, Inc.	117,600	7,026,600
TE Connectivity Ltd.	876,825	29,820,818
Thermo Fisher Scientific, Inc.	1,276,600	75,102,378

		120,820,211

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Flexibly Managed Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — 2.1%
General Mills, Inc.	495,628	$19,750,776
Kellogg Co.	426,600	22,038,156

		41,788,932

Healthcare Products — 0.1%
Covidien Plc	30,900	1,836,078
DENTSPLY International, Inc.	5,200	198,328
Henry Schein, Inc.*	1,978	156,796

		2,191,202

Healthcare Services — 2.0%
Quest Diagnostics, Inc.	399,500	25,340,285
UnitedHealth Group, Inc.	280,400	15,536,964

		40,877,249

Insurance — 0.5%
XL Group Plc	458,800	11,024,964

Internet — 1.7%
Google, Inc., Class A*	46,300	34,933,350

Media — 2.9%
The McGraw-Hill Cos., Inc.	321,300	17,539,767
The Walt Disney Co.	797,500	41,693,300

		59,233,067

Miscellaneous Manufacturing — 3.9%
Actuant Corp., Class A	13,778	394,326
Danaher Corp.	1,095,578	60,421,127
Ingersoll-Rand Plc	220,400	9,878,328
Pall Corp.	134,300	8,526,707

		79,220,488

Oil & Gas — 1.8%
Apache Corp.	109,800	9,494,406
Chevron Corp.	50,700	5,909,592
EOG Resources, Inc.	13,800	1,546,290
Exxon Mobil Corp.	172,800	15,802,560
Nexen, Inc.	173,500	4,396,490

		37,149,338

Oil & Gas Services — 0.5%
Oil States International, Inc.*	28,959	2,301,082
Weatherford International Ltd.*	657,700	8,339,636

		10,640,718

Packaging and Containers — 0.6%
Crown Holdings, Inc.*	345,400	12,693,450

Pharmaceuticals — 4.5%
AmerisourceBergen Corp.	359,400	13,912,374
Express Scripts Holding Co.*	52,100	3,265,107
McKesson Corp.	69,000	5,936,070
Pfizer, Inc.	2,718,308	67,549,954

		90,663,505

Pipelines — 1.7%
Spectra Energy Corp.	289,395	8,496,637
The Williams Cos., Inc.	754,370	26,380,319

		34,876,956

Retail — 4.1%
AutoZone, Inc.*	39,500	14,601,965

	Number of Shares	Value†

Retail — (continued)
Dollar General Corp.*	563,500	$29,042,790
Kohl’s Corp.	294,200	15,068,924
Lowe’s Cos., Inc.	795,900	24,068,016

		82,781,695

Semiconductors — 0.6%
Texas Instruments, Inc.	447,400	12,325,870

Software — 2.5%
Autodesk, Inc.*	53,000	1,768,610
Fiserv, Inc.*	358,500	26,539,755
Microsoft Corp.	154,300	4,595,054
Oracle Corp.	585,800	18,446,842

		51,350,261

Telecommunications — 1.9%
AT&T, Inc.	732,800	27,626,560
Cisco Systems, Inc.	554,100	10,577,769

		38,204,329

Toys, Games & Hobbies — 0.6%
Hasbro, Inc.	329,500	12,577,015

Transportation — 0.1%
CSX Corp.	68,200	1,415,150

TOTAL COMMON STOCKS (Cost $963,318,738)		1,207,093,646

PREFERRED STOCKS — 1.5%
Auto Manufacturers — 0.3%
General Motors Co. CONV	163,000	6,076,640

Banks — 0.2%
U.S. Bancorp Series F	71,000	2,066,100
U.S. Bancorp Series G	90,000	2,518,200

		4,584,300

Diversified Financial Services — 0.4%
AMG Capital Trust I CONV	161,100	8,382,226
Electric — 0.5%
PPL Corp.	153,500	8,396,450
SCE Trust I	70,000	1,825,600

		10,222,050

Food — 0.1%
Heinz Finance Co. (H.J.) CONV 144A@^	15	1,583,438

TOTAL PREFERRED STOCKS (Cost $30,963,348)		30,848,654

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — 9.8%
Advertising — 0.2%
Lamar Media Corp. 9.750%, 04/01/14	$2,730	$3,057,600

Aerospace & Defense — 0.2%
United Technologies Corp. 0.918%, 06/01/15	4,725	4,782,083

Airlines — 0.8%
American Airlines Pass Through Trust 2009-1A 10.375%, 07/02/19	377	409,531
Continental Airlines 2009-1 Class A Pass Through Trust 9.000%, 07/08/16	857	990,340
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 11/10/19	739	844,800
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/24	2,210	2,254,200
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 04/11/20	465	481,275
Continental Airlines, Inc. 4.500%, 01/15/15	4,429	5,752,164
Continental Airlines, Inc. 144A 6.750%, 09/15/15@	890	933,388
Delta Air Lines 2011-1, Pass Through Trust 5.300%, 04/15/19	666	722,180
Delta Air Lines, Inc. 7.750%, 12/17/19^	731	835,107
US Airways 2010-1 Class A, Pass Through Trust 6.250%, 04/22/23	2,311	2,454,953
US Airways 2010-1 Class B, Pass Through Trust 8.500%, 04/22/17^	330	338,010

		16,015,948

Auto Parts & Equipment — 0.2%
Schaeffler Finance BV 144A@ 7.750%, 02/15/17	1,250	1,381,250
8.500%, 02/15/19	1,425	1,596,000

		2,977,250

Banks — 0.0%
CIT Group, Inc., 144A 5.250%, 04/01/14@^	475	495,188
Regions Bank 7.500%, 05/15/18	90	106,200
Synovus Financial Corp. 5.125%, 06/15/17	105	102,375

		703,763

Coal — 0.4%
Consol Energy, Inc. 8.000%, 04/01/17	3,495	3,652,275
8.250%, 04/01/20	810	848,475
Peabody Energy Corp. CONV 4.750%, 12/15/41	3,399	2,863,657
Peabody Energy Corp. 144A 6.000%, 11/15/18@	1,550	1,550,000

		8,914,407

	Par (000)	Value†

Diversified Financial Services — 2.4%
American Honda Finance Corp. 144A@^ 0.519%, 08/02/13	$1,935	$1,934,650
1.000%, 08/11/15	2,585	2,590,235
CNH Capital LLC 144A 6.250%, 11/01/16@	700	760,375
Ford Motor Credit Co. LLC 7.000%, 10/01/13	2,000	2,114,080
8.000%, 06/01/14	2,100	2,319,148
3.875%, 01/15/15	4,530	4,734,280
2.750%, 05/15/15	2,300	2,345,625
2.500%, 01/15/16	2,190	2,216,801
4.250%, 02/03/17	1,340	1,424,145
6.625%, 08/15/17	1,675	1,942,859
5.000%, 05/15/18	1,800	1,965,101
International Lease Finance Corp. 144A 6.500%, 09/01/14@	8,130	8,739,750
6.750%, 09/01/16^	2,270	2,550,913
7.125%, 09/01/18@	3,700	4,310,500
Janus Capital Group, Inc. STEP 6.700%, 06/15/17	1,850	2,093,856
John Deere Capital Corp. 0.700%, 09/04/15	1,800	1,803,222
Legg Mason, Inc. 144A 5.500%, 05/21/19@	4,160	4,460,593

		48,306,133

Electric — 0.4%
Calpine Construction Finance Co. LP 144A 8.000%, 06/01/16@	2,800	3,010,000
Calpine Corp. 144A 7.500%, 02/15/21@	1,275	1,377,000
CMS Energy Corp. 6.550%, 07/17/17	895	1,046,054
8.750%, 06/15/19	415	538,694
EP Energy LLC / EP Energy Finance, Inc. 144A 6.875%, 05/01/19@^	975	1,043,250
Otter Tail Corp. 9.000%, 12/15/16^	890	1,032,400

		8,047,398

Food — 0.1%
Campbell Soup Co. 0.743%, 08/01/14	2,630	2,642,143

Healthcare Services — 0.1%
Fresenius Medical Care U.S. Finance II, Inc. 144A@ 5.625%, 07/31/19	750	798,750
5.875%, 01/31/22	425	454,750

		1,253,500

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Lodging — 0.3%
MGM Resorts International 13.000%, 11/15/13	$1,690	$1,905,475
10.375%, 05/15/14	770	866,250
9.000%, 03/15/20	2,075	2,316,219

		5,087,944

Media — 0.3%
CCH II LLC 13.500%, 11/30/16	602	652,876
CCO Holdings LLC 7.250%, 10/30/17	850	926,500
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 144A 8.125%, 12/01/17@^	1,720	2,370,531
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 144A 7.500%, 03/15/19@^	575	631,062
Unitymedia Hessen GmbH & Co. KG 144A 7.500%, 03/15/19@	860	1,204,606
Univision Communications, Inc. 144A 7.875%, 11/01/20@	350	374,500

		6,160,075

Miscellaneous Manufacturing — 0.1%
RBS Global, Inc. 8.500%, 05/01/18	505	556,763
Tyco Electronics Group SA 6.000%, 10/01/12	1,750	1,750,000

		2,306,763

Oil & Gas — 1.5%
Concho Resources, Inc. 5.500%, 10/01/22	2,175	2,267,437
5.500%, 04/01/23	3,225	3,370,125
EQT Corp. 6.500%, 04/01/18	1,620	1,864,330
8.125%, 06/01/19	1,754	2,123,370
4.875%, 11/15/21	8,005	8,418,474
Laredo Petroleum, Inc. 9.500%, 02/15/19	850	962,625
7.375%, 05/01/22	500	540,000
Plains Exploration & Production Co. 6.750%, 02/01/22	2,150	2,182,250
QEP Resources, Inc. 6.875%, 03/01/21	475	536,750
Questar Market Resources, Inc. 6.800%, 03/01/20	440	483,450
Range Resources Corp. 8.000%, 05/15/19	1,200	1,332,000
5.750%, 06/01/21	1,250	1,343,750
5.000%, 08/15/22	2,350	2,479,250
SM Energy Co. 144A 6.500%, 01/01/23@	1,200	1,260,000
Total Capital International SA 0.750%, 01/25/16	1,445	1,447,929
Whiting Petroleum Corp. 6.500%, 10/01/18	350	375,375

		30,987,115

	Par (000)	Value†

Packaging and Containers — 0.0%
Ball Corp. 7.375%, 09/01/19	$50	$55,750
Rexam Plc 6.750%, 06/29/67	480	620,648

		676,398

Pharmaceuticals — 0.1%
Takeda Pharmaceutical Co. Ltd. 144A 1.031%, 03/17/15@^	1,820	1,834,196

Pipelines — 0.0%
Oneok Partners LP 2.000%, 10/01/17	830	845,387

Real Estate — 0.1%
Host Hotels & Resorts LP 6.750%, 06/01/16	201	206,528
5.875%, 06/15/19	1,800	1,980,000

		2,186,528

Real Estate Investment Trusts — 0.0%
American Tower Corp. 4.625%, 04/01/15	200	215,460

Retail — 0.4%
AmeriGas Finance LLC 6.750%, 05/20/20	800	854,000
7.000%, 05/20/22	1,500	1,616,250
Dollar General Corp. 4.125%, 07/15/17	805	841,225
Rite Aid Corp. 10.375%, 07/15/16	1,225	1,295,437
Walgreen Co. 0.899%, 03/13/14	1,840	1,842,328
1.000%, 03/13/15	1,840	1,847,196

		8,296,436

Semiconductors — 0.3%
Xilinx, Inc. CONV 3.125%, 03/15/37	4,265	5,096,675

Software — 0.1%
First Data Corp. 144A 7.375%, 06/15/19@	2,575	2,655,469

Telecommunications — 1.8%
British Telecommunications PLC 1.504%, 12/20/13	1,630	1,640,725
2.000%, 06/22/15	1,110	1,141,270
CC Holdings GS LLC 144A 7.750%, 05/01/17@	4,380	4,675,650
Cricket Communications, Inc. 7.750%, 10/15/20	1,470	1,433,250
Crown Castle International Corp. 7.125%, 11/01/19	2,840	3,081,400
Matterhorn Mobile SA 6.750%, 05/15/19@	930	1,038,278
Matterhorn Mobile SA 144A 5.421%, 05/15/19@^	375	400,718

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
Nextel Communications, Inc. 5.950%, 03/15/14	$1,625	$1,629,062
SBA Communications Corp. CONV 1.875%, 05/01/13	959	1,457,680
SBA Telecommunications, Inc. 8.250%, 08/15/19	133	148,627
Sprint Capital Corp. 6.900%, 05/01/19	300	311,250
Sprint Nextel Corp. 11.500%, 11/15/21	450	563,625
Sprint Nextel Corp. 144A 9.000%, 11/15/18@	6,790	8,148,000
UPCB Finance III Ltd. 144A 6.625%, 07/01/20@	1,790	1,875,025
UPCB Finance V Ltd. 144A 7.250%, 11/15/21@	3,980	4,328,250
UPCB Finance VI Ltd. 144A 6.875%, 01/15/22@	3,700	3,922,000
		35,794,810

TOTAL CORPORATE BONDS (Cost $188,282,608)		198,843,481

LOAN AGREEMENTS — 10.6%‡
Aerospace & Defense — 0.0%
Delos Aircraft Bank 4.750%, 04/12/16	500	505,625

Auto Parts & Equipment — 0.9%
Federal Mogul Corp. 2.200%, 12/27/14	10,477	10,187,210
2.200%, 12/28/15	8,340	8,109,603

		18,296,813

Banks — 1.8%
Cedar Fair Bank 4.000%, 12/15/17	3,154	3,170,741
Davitas Bank 0.000%, 08/24/19	3,000	3,002,130
FleetPride Corp. 6.750%, 12/06/17	1,617	1,637,086
Flying Fortess Bank 5.000%, 06/30/17	2,475	2,502,844
Intelsat Bank 5.250%, 04/02/18	20,000	20,056,200
Stations Casino Bank 0.000%, 09/07/19	4,175	4,181,513
Vantiv Bank 3.750%, 03/27/19	2,512	2,516,571

		37,067,085

Diversified Financial Services — 0.5%
Nuveen Investments, Inc. 5.925%, 05/13/17	1,885	1,871,804
5.863%, 05/13/17	2,203	2,184,809
8.250%, 02/28/19	2,375	2,391,340
Pinnacle Foods Finance LLC 2.731 - 4.750% 2.731%, 04/02/14	1,078	1,078,032

	Par (000)	Value†

Diversified Financial Services — (continued)
Pinncale Foods Bank 4.750%, 10/17/18	$647	$646,750
Terra-Gen Finance Co., LLC 6. 500%, 06/22/17^	607	604,846
WorldPay 0.000%, 11/30/17	1,413	1,417,375

		10,194,956

Entertainment — 0.2%
Peninsula Gaming LLC 0.000%, 05/16/17	3,800	3,854,644

Food — 2.1%
Dunkin Brands, Inc. 4.00 – 5.25%, 11/23/17	40,884	40,794,669
Pinncale Foods LLC 2.731 – 4.750%, 10/17/18	2,369	2,370,555

		43,165,224

Food Service — 0.3%
DineEquity, Inc. 4.25-5.25%, 10/19/17	5,381	5,411,483

Healthcare Services — 0.1%
HCA, Inc. 1.4655%, 11/16/12	2,444	2,441,599

Holding Companies — 0.2%
Formula One 0.000%, 04/28/17	2,985	3,011,119

Media — 0.8%
CCO Holdings LLC 2.716%, 09/06/14	500	498,265
Charter Communications Operating LLC 3.470%, 09/06/16	3,349	3,351,041
Univision Communications, Inc. 4.466%, 03/31/17	12,175	12,016,647

		15,865,953

Medical Instruments — 0.2%
Hologic, Inc. 4.500%, 04/29/19	2,950	2,984,426

Metal Fabricate/Hardware — 0.2%
Schaeffler Finance Bv 6.000%, 01/27/17	4,800	4,845,024

Miscellaneous Manufacturing — 0.3%
Colfax Corp. 4.50%, 01/11/19	5,360	5,381,528

Retail — 0.5%
Dollar General Corp. 2.965%, 07/06/17	7,679	7,699,572
Rite Aid Corp. 4.500%, 03/03/18	2,736	2,728,122

		10,427,694

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Software — 0.6%
First Data Corp. 5.2165%, 03/24/17	$11,686	$11,519,861
Telecommunications — 1.9%
Crown Castle International Corp. 4.000%, 01/31/19	10,557	10,568,646
Intelsat Jackson Holdings S.A. 5.250%, 04/02/18	18,898	18,910,300
SBA Communications Corp. 3.750%, 06/30/18	938	939,298
Telesat Canada, Inc. 4.250%, 03/28/19	8,339	8,393,304
		38,811,548

TOTAL LOAN AGREEMENTS (Cost $208,942,570)		213,784,582

	Number of Contracts	Value†
PURCHASED OPTIONS — 0.0%
Call Option — 0.0%
Avon Products, Inc., $20.00 01/19/13 (Cost $22,585)	177	3,540

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 13.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	7,330,001	7,330,001
T. Rowe Price Reserve Investment Fund	267,913,257	267,913,257

TOTAL SHORT-TERM INVESTMENTS (Cost $275,243,258)		275,243,258

TOTAL INVESTMENTS — 98.9% (Cost $1,752,489,330)(a)		$2,000,187,464

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
Accent, $65, 01/19/13	(246)	(154,980)
AES, $40, 01/19/13	(1,237)	(482,430)
AT&T Inc., $30, 01/19/13	(34)	(26,010)
AT&T Inc., $32, 01/19/13	(3,078)	(1,809,864)
AT&T, $34, 01/19/13	(2,108)	(786,284)
AT&T, $35, 01/19/13	(2,108)	(600,780)
BlackRock, Inc., $210, 01/19/13	(452)	(15,820)
Chevron, $125, 01/18/14	(169)	(93,795)
Chevron, $130, 01/18/14	(169)	(67,600)
Chevron, $135, 01/18/14	(169)	(47,320)
Cisco, $17.50, 01/19/13	(3,766)	(745,668)
Cisco, $22, 01/19/13	(1,775)	(30,175)
Disney, $45, 01/19/13	(636)	(489,720)
Disney, $45, 10/ 20/12	(627)	(482,163)
Disney, $46, 01/19/13	(636)	(419,760)
Disney, $46, 10/20/12	(627)	(391,248)
Disney, $47, 01/19/13	(636)	(365,700)

	Number of Contracts	Value†

Call Options — (continued)
Disney, $47, 10/20/12	$(607)	$(317,461)
Disney, $50, 01/19/13	(1,148)	(401,800)
Disney, $55, 01/19/13	(1,287)	(117,117)
EOG, $110, 01/19/13	(69)	(61,755)
EOG, $115, 01/19/13	(69)	(47,265)
Express, $60, 01/19/13	(22)	(11,000)
Exxon, $100, 01/18/14	(576)	(161,280)
Exxon, $105, 01/18/14	(576)	(95,040)
Exxon, $110, 01/18/14	(576)	(55,872)
Google, $590, 01/19/13	(91)	(1,530,620)
Google, $650, 01/19/13	(372)	(4,266,468)
Ingersoll-Rand PLC, $40, 01/ 19/13	(2,003)	(1,161,740)
Ingersoll-Rand PLC, $40, 01/ 19/13	(201)	(116,580)
International Business Machines Corp., $200.00, 01/19/13	(309)	(370,800)
JPMorgan, $50, 01/19/13	(2,822)	(19,754)
Kellogg Co., $55, 01/19/13	(970)	(19,400)
Kellogg Co., $60, 01/19/13	(603)	(3,015)
Kohls, $45, 10/20/12	(275)	(167,750)
Kohls, $47, 10/20/12	(275)	(115,500)
Kohls, $48, 10/20/12	(275)	(93,500)
Microsoft Corp., $30, 01/19/13	(1,543)	(185,160)
NRG Energy, $25, 01/18/14	(482)	(69,890)
NRG Energy, $25, 03/16/13	(483)	(24,150)
NRG, $27, 01/18/14	(482)	(48,200)
P&G, $67.50, 01/19/13	(571)	(157,025)
PepsiCo, Inc., $70, 01/19/13	(1,079)	(230,906)
PepsiCo, Inc., $67.50, 01/19/13	(692)	(273,340)
PepsiCo, Inc., $70, 10/20/12	(387)	(53,793)
PepsiCo, Inc., $70 01/19/13	(199)	(42,586)
PepsiCo, Inc., $72.50 01/19/13	(1,104)	(107,088)
PepsiCo, Inc., $72.50, 01/19/13	(387)	(37,539)
Pfizer, $22.50, 01/19/13	(10,767)	(2,680,983)
PG, $65, 01/19/13	(2,924)	(1,345,040)
Philip Morris International, Inc., $85, 01/19/13	(373)	(227,530)
Philip Morris International, Inc., $90, 01/19/13	(374)	(109,956)
Texas Instruments, Inc., $40, 01/19/13	(777)	(2,331)
The Procter & Gamble Co., $70, 01/19/13	(306)	(41,616)
US Bancorp, $32, 01/19/13	(2,084)	(604,360)

TOTAL WRITTEN OPTIONS (Premiums $(10,639,852))		(22,384,527)

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at September 30, 2012 is $18,244,544.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Flexibly Managed Fund

‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2012. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $1,757,917,194. Net unrealized appreciation was $242,270,270. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $268,016,857 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $25,746,587.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Flexibly Managed Fund

Country Weightings as of 09/30/2012††
United States	94%
Bermuda	1
Canada	1
Cayman Islands	1
Ireland	1
Switzerland	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2012

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Flexibly Managed Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	1,207,093,646	1,207,093,646	—	—
PREFERRED STOCKS	30,848,654	30,848,654	—	—
AGENCY OBLIGATIONS	71,115,654	—	71,115,654	—
ASSET BACKED SECURITIES	13,161,498	—	13,161,498	—
COLLATERALIZED MORTGAGE OBLIGATIONS	12,477,678	—	12,477,678	—
CORPORATE BONDS	198,843,481	—	198,843,481	—
LOAN AGREEMENTS	213,784,582	—	213,784,582	—
PURCHASED OPTIONS	3,540	—	3,540	—
SHORT-TERM INVESTMENTS	275,243,258	275,243,258	—	—

TOTAL INVESTMENTS	2,022,571,991	1,513,185,558	509,386,433	—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(22,384,527)	$(12,310,219)	$(10,074,308)	$—

TOTAL LIABILITIES	$(22,384,527)	$(12,310,219)	$(10,074,308)	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Balanced Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $30,182,262)	4,042,964	$43,461,865

AFFILIATED FIXED INCOME FUNDS — 39.9%
Penn Series Quality Bond Fund* (Cost $24,226,157)	2,205,067	28,974,576

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $198,219)	198,219	198,219

TOTAL INVESTMENTS — 100.0% (Cost $54,606,638)@		$72,634,660

†	See Security Valuation Note.
*	Non-income producing security.
@	At September 30, 2012, the cost for Federal income tax purposes was $58,439,710. Net unrealized appreciation was $14,194,950. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,028,022 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,833,072.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Balanced Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$43,461,865	$43,461,865	$—	$—
AFFILIATED FIXED INCOME FUNDS	28,974,576	28,974,576	—	—
SHORT-TERM INVESTMENTS	198,219	198,219	—	—

TOTAL INVESTMENTS	72,634,660	72,634,660	—	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — 94.5%
Aerospace & Defense — 0.6%
The Boeing Co.	18,400	$1,281,008

Airlines — 0.2%
United Continental Holdings, Inc.*	20,800	405,600

Apparel — 1.4%
NIKE, Inc., Class B	16,500	1,566,015
Prada S.p.A.*	89,900	667,898
Ralph Lauren Corp.	5,100	771,273

		3,005,186

Banks — 0.4%
U.S. Bancorp	24,100	826,630

Beverages — 0.4%
Monster Beverage Corp.*	16,400	888,224

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.*	15,100	1,727,440
Biogen Idec, Inc.*	11,500	1,716,145
Celgene Corp.*	10,000	764,000
Gilead Sciences, Inc.*	23,500	1,558,755
Regeneron Pharmaceuticals, Inc.*	4,500	686,970

		6,453,310

Chemicals — 3.0%
Ecolab, Inc.	11,400	738,834
Praxair, Inc.	34,000	3,531,920
The Sherwin-Williams Co.	13,400	1,995,394

		6,266,148

Commercial Services — 2.9%
Alliance Data Systems Corp.*	2,300	326,485
Mastercard, Inc., Class A	13,000	5,869,240

		6,195,725

Computers — 15.1%
Accenture Plc, Class A*	33,700	2,360,011
Apple, Inc.	38,400	25,622,784
EMC Corp.*	58,400	1,592,568
IHS, Inc., Class A*	9,600	934,560
Teradata Corp.*	14,000	1,055,740

		31,565,663

Distribution & Wholesale — 2.0%
Fastenal Co.	57,400	2,467,626
Fossil, Inc.*	9,800	830,060
W.W. Grainger, Inc.	4,000	833,480

		4,131,166

Diversified Financial Services — 5.2%
American Express Co.	46,100	2,621,246
Franklin Resources, Inc.	15,400	1,926,078
IntercontinentalExchange, Inc.*	6,700	893,847
Invesco Ltd.	60,700	1,516,893
Visa, Inc., Class A	29,000	3,894,120

		10,852,184

Electronics — 0.4%
Trimble Navigation Ltd.*	18,900	900,774

	Number of Shares	Value†

Food — 0.3%
Whole Foods Market, Inc.	7,100	$691,540

Healthcare Products — 1.7%
Baxter International, Inc.	14,100	849,666
Covidien Plc	3,900	231,738
Edwards Lifesciences Corp.*	11,600	1,245,492
Stryker Corp.	21,800	1,213,388

		3,540,284

Healthcare Services — 0.6%
UnitedHealth Group, Inc.	24,300	1,346,463

Home Builders — 0.9%
D.R. Horton, Inc.	45,500	939,120
Lennar Corp., Class A	27,200	945,744

		1,884,864

Internet — 17.4%
Amazon.com, Inc.*	33,400	8,494,288
Baidu, Inc. ADR*	21,800	2,546,676
eBay, Inc.*	79,500	3,848,595
Facebook Inc., Class A*^~	16,909	347,776
Facebook Inc., Class B*^~	30,111	619,308
Google, Inc., Class A*	14,600	11,015,700
LinkedIn Corp., Class A*	11,700	1,408,680
priceline.com, Inc.*	8,600	5,321,078
Rackspace Hosting, Inc.*	16,600	1,097,094
Tencent Holdings Ltd.*	48,500	1,642,000
Twitter, Inc.*^~	7,697	98,060

		36,439,255

Leisure Time — 0.7%
Carnival Plc	23,455	863,985
Harley-Davidson, Inc.	14,400	610,128

		1,474,113

Lodging — 2.3%
Las Vegas Sands Corp.	35,800	1,660,046
Marriott International, Inc., Class A	37,797	1,477,863
MGM Resorts International*	9,100	97,825
Starwood Hotels & Resorts Worldwide, Inc.*	25,900	1,501,164

		4,736,898

Machinery—Diversified — 1.5%
Deere & Co.	9,700	800,153
Roper Industries, Inc.	17,000	1,868,130
The Babcock & Wilcox Co.*	19,600	499,212

		3,167,495

Media — 1.0%
Charter Communications, Inc., Class A*	3,200	240,224
The Walt Disney Co.*	35,400	1,850,712

		2,090,936

Metal Fabricate/Hardware — 1.5%
Precision Castparts Corp.	19,800	3,234,132

Miscellaneous Manufacturing — 2.3%
Danaher Corp.	89,300	4,924,895

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — 2.1%
EOG Resources, Inc.	14,300	$1,602,315
Occidental Petroleum Corp.	14,000	1,204,840
Pioneer Natural Resources Co.	5,000	522,000
Range Resources Corp.	14,700	1,027,089

		4,356,244

Oil & Gas Services — 1.3%
FMC Technologies, Inc.*	28,400	1,314,920
Schlumberger Ltd.	21,100	1,526,163

		2,841,083

Pharmaceuticals — 3.9%
Allergan, Inc.	8,800	805,904
Catamaran Corp.*	10,201	999,392
Express Scripts Holding Co.*	30,100	1,886,367
McKesson Corp.	24,600	2,116,338
Novo Nordisk A/S, B Shares*	6,460	1,016,636
Valeant Pharmaceuticals International, Inc.*	22,900	1,265,683

		8,090,320

Pipelines — 0.7%
The Williams Cos., Inc.	39,400	1,377,818

Retail — 7.9%
AutoZone, Inc.*	4,800	1,774,416
CarMax, Inc.*	37,700	1,066,910
Chipotle Mexican Grill, Inc.*	5,400	1,714,716
Costco Wholesale Corp.	16,500	1,652,063
CVS Caremark Corp.	39,900	1,931,958
Dollar Tree, Inc.*	13,600	656,540
Ross Stores, Inc.	17,000	1,098,200
Starbucks Corp.	73,000	3,704,750
The Home Depot, Inc.	32,100	1,937,877
Tractor Supply Co.	4,000	395,560
Yum! Brands, Inc.	10,700	709,838

		16,642,828

Semiconductors — 3.3%
Broadcom Corp., Class A	42,600	1,473,108
QUALCOMM, Inc.	86,400	5,399,136

		6,872,244

Software — 3.2%
Akamai Technologies, Inc.*	26,300	1,006,238
Autodesk, Inc.*	21,900	730,803
Check Point Software Technologies Ltd.*	11,600	558,656
Informatica Corp.*	21,100	734,491
Nuance Communications, Inc.*	25,900	644,651
Red Hat, Inc.*	21,900	1,246,986
Salesforce.com, Inc.*	11,500	1,755,935

		6,677,760

Telecommunications — 3.4%
Crown Castle International Corp.*	86,800	5,563,880
Juniper Networks, Inc.*	89,400	1,529,634

		7,093,514

Transportation — 3.8%
FedEx Corp.	20,200	1,709,324
J.B. Hunt Transport Services, Inc.	17,000	884,680
Kansas City Southern	19,200	1,454,976

	Number of Shares	Value†

Transportation — (continued)
Union Pacific Corp.	16,800	$1,994,160
United Parcel Service, Inc., Class B	26,400	1,889,448

		7,932,588

TOTAL COMMON STOCKS (Cost $133,741,321)		198,186,892

PREFERRED STOCKS — 0.2%
Internet — 0.2%
Livingsocial, Series F CONV*^~	15,066	38,882
Twitter, Inc. Series A CONV*^~	20	255
Twitter, Inc. Series B CONV*^~	312	3,975
Twitter, Inc. Series B CONV*^~	5,772	73,535
Twitter, Inc. Series C CONV*^~	80	1,019
Twitter, Inc. Series C CONV*^~	1,566	19,951
Twitter, Inc. Series D CONV*^~	2,954	37,634
Twitter, Inc. Series F CONV*^~	1,040	13,250
Twitter, Inc. Series G-2 CONV*^~	12,129	154,523
TOTAL PREFERRED STOCKS (Cost $499,276)		343,024

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Diversified — 2.1%
American Tower Corp. (Cost $2,494,620)	61,400	4,383,346

SHORT-TERM INVESTMENTS — 3.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	4,973,802	4,973,802
T. Rowe Price Reserve Investment Fund	1,713,577	1,713,577

TOTAL SHORT-TERM INVESTMENTS (Cost $6,687,379)		6,687,379

TOTAL INVESTMENTS — 100.0% (Cost $143,422,596)(a)		$209,600,641

^	Illiquid security. The total market value of illiquid securities at September 30, 2012 is $1,408,168.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $143,857,564. Net unrealized appreciation was $65,743,077. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $68,062,182 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,319,105.
~	Fair valued security. The total market value of fair valued securities at September 30, 2012 is $1,408,168.

ADR — American Depository Receipt.

CONV — Convertible Security.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Growth Stock Fund

Country Weightings as of 09/30/2012 ††
United States	94%
China	2
Canada	1
France	1
Ireland	1
Other	1

Total	100%

††	% of total investments as of September 30, 2012

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Growth Stock Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$1,281,008	$1,281,008	$—	$—
Airlines	405,600	405,600	—	—
Apparel	3,005,186	2,337,288	667,898	—
Banks	826,630	826,630	—	—
Beverages	888,224	888,224	—	—
Biotechnology	6,453,310	6,453,310	—	—
Chemicals	6,266,148	6,266,148	—	—
Commercial Services	6,195,725	6,195,725	—	—
Computers	31,565,663	31,565,663	—	—
Distribution & Wholesale	4,131,166	4,131,166	—	—
Diversified Financial Services	10,852,184	10,852,184	—	—
Electronics	900,774	900,774	—	—
Food	691,540	691,540	—	—
Healthcare Products	3,540,284	3,540,284	—	—
Healthcare Services	1,346,463	1,346,463	—	—
Home Builders	1,884,864	1,884,864	—	—
Internet	36,439,255	33,732,111	2,609,084	98,060
Leisure Time	1,474,113	610,128	863,985	—
Lodging	4,736,898	4,736,898	—	—
Machinery - Diversified	3,167,495	3,167,495	—	—
Media	2,090,936	2,090,936	—	—
Metal Fabricate/ Hardware	3,234,132	3,234,132	—	—
Miscellaneous Manufacturing	4,924,895	4,924,895	—	—
Oil & Gas	4,356,244	4,356,244	—	—
Oil & Gas Services	2,841,083	2,841,083	—	—
Pharmaceuticals	8,090,320	7,073,684	1,016,636	—
Pipelines	1,377,818	1,377,818	—	—
Retail	16,642,828	16,642,828	—	—
Semiconductors	6,872,244	6,872,244	—	—
Software	6,677,760	6,677,760	—	—
Telecommunications	7,093,514	7,093,514	—	—
Transportation	7,932,588	7,932,588	—	—
TOTAL COMMON STOCKS	198,186,892	192,931,229	5,157,603	98,060
REAL ESTATE INVESTMENT TRUSTS	4,383,346	4,383,346	—	—
PREFERRED STOCKS	343,024	—	—	343,024
SHORT-TERM INVESTMENTS	6,687,379	6,687,379	—	—

TOTAL INVESTMENTS	$209,600,641	$204,001,954	$5,157,603	$441,084

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2011	$1,905,082
Transfers Out of Level 3	(1,464,537)
Purchases	134,048
Change in Appreciation/(Depreciation)	(133,509)

Balance as of 9/30/2012	$441,084

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund had transfers of $1,464,537 from level 3 to level 2 fair value hierarchies during the reporting period. On May 18, 2012, Facebook, Inc. began publically trading, therefore obtaining a significant observable input for the valuation of Facebook, Inc. Class A and Class B shares.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 97.3%
Apparel — 2.6%
Michael Kors Holdings Ltd.*	4,830	$256,859
Ralph Lauren Corp.	2,290	346,317
Under Armour, Inc., Class A*	3,960	221,087

		824,263

Beverages — 3.7%
The Coca-Cola Co.	30,360	1,151,555

Biotechnology — 3.8%
Alexion Pharmaceuticals, Inc.*	4,170	477,048
Ariad Pharmaceuticals, Inc.*	6,570	159,158
Biogen Idec, Inc.*	3,820	570,059

		1,206,265

Chemicals — 2.2%
Monsanto Co.	7,550	687,201

Computers — 16.8%
Apple, Inc.	6,049	4,036,256
EMC Corp.*	25,400	692,658
Fortinet, Inc.*	6,560	158,358
Fusion-io, Inc.*	6,540	197,966
Stratasys, Inc.*	3,870	210,528

		5,295,766

Cosmetics & Personal Care — 0.9%
The Estee Lauder Cos., Inc., Class A	4,510	277,681

Diversified Financial Services — 5.2%
Affiliated Managers Group, Inc.*	4,240	521,520
American Express Co.	7,700	437,822
Visa, Inc., Class A	4,950	664,686

		1,624,028

Electrical Components & Equipment — 1.5%
AMETEK, Inc.	13,145	465,990

Electronics — 1.3%
Agilent Technologies, Inc.	10,920	419,874

Food — 1.2%
Whole Foods Market, Inc.	3,970	386,678

Healthcare Products — 1.4%
Intuitive Surgical, Inc.*	900	446,067

Home Builders — 1.0%
Lennar Corp., Class A	8,700	302,499

Internet — 12.0%
Amazon.com, Inc.*	2,580	656,146
eBay, Inc.*	10,930	529,121
F5 Networks, Inc.*	2,840	297,348
Facebook, Inc.*	17,420	377,143
Google, Inc., Class A*	1,525	1,150,612
LinkedIn Corp., Class A*	1,860	223,944
Splunk, Inc.*	5,390	197,921
TIBCO Software, Inc.*	11,930	360,644

		3,792,879

	Number of Shares	Value†

Lodging — 3.0%
Las Vegas Sands Corp.	9,940	$460,918
Starwood Hotels & Resorts Worldwide, Inc.*	8,310	481,647

		942,565

Machinery—Construction & Mining — 1.9%
Caterpillar, Inc.	6,870	591,095

Machinery—Diversified — 1.9%
Cummins, Inc.	3,380	311,670
Deere & Co.	3,500	288,715

		600,385

Media — 1.5%
Comcast Corp., Class A	13,060	467,156

Metal Fabricate/Hardware — 1.1%
Precision Castparts Corp.	2,090	341,381

Miscellaneous Manufacturing — 1.1%
SPX Corp.	5,320	347,981

Oil & Gas — 2.8%
Anadarko Petroleum Corp.	3,250	227,240
Cabot Oil & Gas Corp.	4,960	222,704
Concho Resources, Inc.*	4,720	447,220

		897,164

Oil & Gas Services — 2.2%
Schlumberger Ltd.	9,410	680,625

Pharmaceuticals — 3.2%
Allergan, Inc.	4,820	441,415
Mead Johnson Nutrition Co.	3,710	271,869
Perrigo Co.	2,440	283,455

		996,739

Pipelines — 1.0%
Enbridge, Inc.	7,660	298,970

Real Estate — 1.3%
CBRE Group, Inc., Class A*	21,720	399,865

Retail — 7.6%
AutoZone, Inc.*	710	262,466
Chipotle Mexican Grill, Inc.*	490	155,595
GNC Holdings, Inc., Class A	8,360	325,789
Lululemon Athletica, Inc.*	3,240	239,566
Starbucks Corp.	10,560	535,920
The Home Depot, Inc.	10,980	662,862
Yum! Brands, Inc.	3,250	215,605

		2,397,803

Semiconductors — 8.4%
Altera Corp.	15,930	541,381
ASML Holding N.V.	6,700	359,656
Broadcom Corp., Class A	14,050	485,849
NXP Semiconductors N.V.*	12,550	313,875
QUALCOMM, Inc.	15,310	956,722

		2,657,483

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 5.3%
Cerner Corp.*	6,200	$479,942
Fidelity National Information Services, Inc.	11,640	363,401
Salesforce.com, Inc.*	1,980	302,326
VMware, Inc., Class A*	5,520	534,005

		1,679,674

Telecommunications — 1.4%
Juniper Networks, Inc.*	15,680	268,285
Palo Alto Networks, Inc.*	3,030	186,557
		454,842

TOTAL COMMON STOCKS (Cost $26,597,431)		30,634,474

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Regional Malls — 1.2%
Simon Property Group, Inc. (Cost $348,854)	2,460	373,453

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $485,599)	485,599	485,599

TOTAL INVESTMENTS — 100.0% (Cost $27,431,884)(a)		$31,493,526

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $27,619,949. Net unrealized appreciation was $3,873,577. This is consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,659,717 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $786,140.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Cap Growth Fund

Country Weightings as of 09/30/2012††
United States	93%
Canada	2
France	2
Netherlands	2
Hong Kong	1

Total	100%

††	% of total investments as of September 30, 2012

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$30,634,474	$30,634,474	$—	$—
REAL ESTATE INVESTMENT TRUSTS	373,453	373,453	—	—
SHORT-TERM INVESTMENTS	485,599	485,599	—	—

TOTAL INVESTMENTS	$31,493,526	$31,493,526	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Core Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 97.4%
Banks — 1.0%
Capital One Financial Corp.	19,060	$1,086,611

Beverages — 2.3%
Anheuser-Busch InBev NV	9,780	840,200
Monster Beverage Corp.*	30,250	1,638,340

		2,478,540

Biotechnology — 6.4%
Alexion Pharmaceuticals, Inc.*	14,020	1,603,888
Celgene Corp.*	25,080	1,916,112
Gilead Sciences, Inc.*	38,270	2,538,449
Vertex Pharmaceuticals, Inc.*	17,920	1,002,624

		7,061,073

Chemicals — 2.0%
Monsanto Co.	24,740	2,251,835

Commercial Services — 4.1%
Alliance Data Systems Corp.*	12,940	1,836,833
Hertz Global Holdings, Inc.*	75,270	1,033,457
Mastercard, Inc., Class A	3,630	1,638,873

		4,509,163

Computers — 11.6%
Apple, Inc.	17,185	11,466,863
Teradata Corp.*	17,590	1,326,462

		12,793,325

Distribution & Wholesale — 1.0%
W.W. Grainger, Inc.	5,257	1,095,401

Diversified Financial Services — 5.6%
Affiliated Managers Group, Inc.*	11,647	1,432,581
Ameriprise Financial, Inc.	19,450	1,102,620
Discover Financial Services	25,850	1,027,021
Visa, Inc., Class A	19,210	2,579,519

		6,141,741

Food — 3.4%
The Hershey Co.	20,880	1,480,183
Whole Foods Market, Inc.	23,030	2,243,122

		3,723,305

Healthcare Products — 1.0%
Intuitive Surgical, Inc.*	2,270	1,125,080

Healthcare Services — 1.7%
Novo Nordisk A S Sponsored ADR	7,990	1,260,902
UnitedHealth Group, Inc.	10,440	578,480

		1,839,382

Internet — 11.9%
Amazon.com, Inc.*	9,114	2,317,872
Baidu, Inc. ADR*	4,540	530,363
eBay, Inc.*	65,430	3,167,466
Google, Inc., Class A*	4,020	3,033,090
LinkedIn Corp.,Class A*	8,330	1,002,932
priceline.com, Inc.*	2,800	1,732,444
TIBCO Software, Inc.*	43,660	1,319,842

		13,104,009

	Number of Shares	Value†

Machinery—Construction & Mining — 0.6%
Caterpillar, Inc.	7,730	$665,089

Machinery—Diversified — 1.4%
Cummins, Inc.	17,165	1,582,785

Media — 2.3%
CBS Corp., Class B	60,255	2,189,064
Liberty Media Corp. - Liberty Capital*	3,012	313,760

		2,502,824

Metal Fabricate/Hardware — 0.9%
Precision Castparts Corp.	6,050	988,207

Miscellaneous Manufacturing — 1.2%
Danaher Corp.	23,460	1,293,819

Oil & Gas — 2.1%
Ensco Plc ADR,Class A	13,430	732,741
Pioneer Natural Resources Co.	15,620	1,630,728

		2,363,469

Oil & Gas Services — 1.6%
National Oilwell Varco, Inc.	3,300	264,363
Schlumberger Ltd.	20,080	1,452,386

		1,716,749

Pharmaceuticals — 4.7%
Abbott Laboratories	52,280	3,584,317
Allergan, Inc.	17,470	1,599,902

		5,184,219

Pipelines — 1.7%
The Williams Cos., Inc.	53,670	1,876,840

Retail — 14.7%
Dollar General Corp.*	67,078	3,457,200
Ltd. Brands, Inc.	48,460	2,387,140
Lululemon Athletica, Inc.*	8,180	604,829
Nordstrom, Inc.	31,050	1,713,339
Starbucks Corp.	36,520	1,853,390
Target Corp.	20,910	1,327,158
The Home Depot, Inc.	32,000	1,931,840
TJX Cos., Inc.	47,350	2,120,807
Ulta Salon Cosmetics & Fragrance, Inc.	7,719	743,378

		16,139,081

Semiconductors — 3.4%
Broadcom Corp., Class A*	37,120	1,283,610
QUALCOMM, Inc.	30,890	1,930,316
Skyworks Solutions, Inc.*	20,880	492,037

		3,705,963

Software — 5.2%
Cerner Corp.*	14,730	1,140,249
Citrix Systems, Inc.*	14,537	1,113,098
Red Hat, Inc.*	17,140	975,952
Salesforce.com, Inc.*	5,210	795,515
VMware, Inc., Class A*	16,980	1,642,645

		5,667,459

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Core Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — 2.0%
Crown Castle International Corp.*	35,140	$2,252,474

Transportation — 3.6%
Kansas City Southern	23,680	1,794,470
Union Pacific Corp.	18,148	2,154,168

		3,948,638

TOTAL COMMON STOCKS (Cost $81,018,275)		107,097,081

SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,848,355)	2,848,355	2,848,355

TOTAL INVESTMENTS — 100.0% (Cost $83,866,630)(a)		$109,945,436

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $84,060,540. Net unrealized appreciation was $25,884,896. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $26,564,263 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $679,367.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Core Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Obser- vable Input
TOTAL COMMON STOCKS	$107,097,081	$107,097,081	—	—
SHORT-TERM INVESTMENTS	2,848,355	2,848,355	—	—

TOTAL INVESTMENTS	$109,945,436	$109,945,436	—	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 95.5%
Auto Manufacturers — 1.7%
Ford Motor Co.	229,870	$2,266,518
Navistar International Corp.*	30,810	649,783

		2,916,301

Banks — 11.6%
Citigroup, Inc.	26,210	857,591
M&T Bank Corp.	43,200	4,110,912
PNC Financial Services Group, Inc.	51,250	3,233,875
SunTrust Banks, Inc.	92,400	2,612,148
The Goldman Sachs Group, Inc.	29,300	3,330,824
Wells Fargo & Co.	156,220	5,394,277

		19,539,627

Beverages — 4.7%
Molson Coors Brewing Co., Class B	61,770	2,782,738
PepsiCo, Inc.	34,480	2,440,150
The Coca-Cola Co.	71,300	2,704,409

		7,927,297

Chemicals — 2.6%
Celanese Corp., Series A	21,620	819,614
The Mosaic Co.	60,610	3,491,742

		4,311,356

Commercial Services — 3.4%
Quanta Services, Inc.*	88,560	2,187,432
Tyco International Ltd.	61,250	3,445,925

		5,633,357

Computers — 1.0%
Apple, Inc.	2,610	1,741,549

Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	24,580	1,704,869

Diversified Financial Services — 2.0%
AerCap Holdings N.V.*	137,580	1,719,750
BlackRock, Inc.	9,220	1,643,926

		3,363,676

Electric — 3.2%
American Electric Power Co., Inc.	48,970	2,151,742
Edison International	37,100	1,695,099
Public Service Enterprise Group, Inc.	44,920	1,445,526

		5,292,367

Electronics — 4.5%
Honeywell International, Inc.	99,480	5,943,930
TE Connectivity Ltd.	48,130	1,636,901

		7,580,831

Food — 1.0%
Kellogg Co.	32,510	1,679,467

Gas — 0.6%
NiSource, Inc.	37,030	943,524

Healthcare Products — 2.0%
Baxter International, Inc.	56,390	3,398,061

Healthcare Services — 7.1%
Humana, Inc.	105,860	7,426,079

	Number of Shares	Value†

Healthcare Services — (continued)
UnitedHealth Group, Inc.	81,990	$4,543,066

		11,969,145

Household Products & Wares — 1.2%
Church & Dwight Co., Inc.	37,030	1,999,250

Housewares — 0.5%
Newell Rubbermaid, Inc.	44,110	842,060

Insurance — 7.5%
ACE Ltd.	53,580	4,050,648
Marsh & McLennan Cos., Inc.	144,290	4,895,760
MetLife, Inc.	46,960	1,618,241
The Travelers Cos., Inc.	29,580	2,019,131

		12,583,780

Machinery—Diversified — 0.6%
AGCO Corp.*	21,450	1,018,446

Media — 3.0%
Comcast Corp., Class A	114,680	4,102,103
Viacom, Inc., Class B	16,330	875,125

		4,977,228

Oil & Gas — 9.6%
Apache Corp.	16,140	1,395,626
Chevron Corp.	81,080	9,450,685
Exxon Mobil Corp.	58,410	5,341,594

		16,187,905

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	38,630	1,747,235

Packaging and Containers — 1.8%
Rock-Tenn Co., Class A	42,730	3,084,251

Pharmaceuticals — 6.1%
Merck & Co., Inc.	131,760	5,942,376
Teva Pharmaceutical Industries Ltd. ADR	101,830	4,216,780

		10,159,156

Retail — 7.8%
Lowe’s Cos., Inc.	123,150	3,724,056
Target Corp.	89,340	5,670,410
Walgreen Co.	103,630	3,776,277

		13,170,743

Semiconductors — 2.2%
Analog Devices, Inc.	44,590	1,747,482
Xilinx, Inc.	60,050	2,006,271

		3,753,753

Telecommunications — 7.7%
AT&T, Inc.	67,547	2,546,522
Cisco Systems, Inc.	171,810	3,279,853
Juniper Networks, Inc.*	186,620	3,193,068
Verizon Communications, Inc.	84,130	3,833,804

		12,853,247

TOTAL COMMON STOCKS (Cost $145,308,240)		160,378,481

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 4.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $7,632,168)	7,632,168	$7,632,168

TOTAL INVESTMENTS — 100.0% (Cost $152,940,408) (a)		$168,010,649

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $155,223,944. Net unrealized appreciation was $12,786,705. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,184,485 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,397,780

ADR — American Depository Receipt.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Cap Value Fund

Country Weightings as of 09/30/2012 ††
United States	91%
Israel	3
Switzerland	3
Bermuda	2
Netherlands	1

Total	100%

††	% of total investments as of September 30, 2012

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS	$160,378,481	$160,378,481	$—	$—
SHORT-TERM INVESTMENTS	7,632,168	7,632,168	—	—

TOTAL INVESTMENTS	$168,010,649	$168,010,649	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 93.8%
Aerospace & Defense — 2.5%
General Dynamics Corp.	11,585	$766,000
The Boeing Co.	22,766	1,584,969
United Technologies Corp.	21,407	1,675,954

		4,026,923

Agriculture — 1.1%
Philip Morris International, Inc.	19,654	1,767,681

Auto Manufacturers — 0.5%
PACCAR, Inc.	19,822	793,375

Banks — 14.4%
Capital One Financial Corp.	15,381	876,871
Citigroup, Inc.	95,753	3,133,038
Fifth Third Bancorp	62,916	975,827
JPMorgan Chase & Co.	113,005	4,574,442
KeyCorp	102,406	895,029
PNC Financial Services Group, Inc.	31,808	2,007,085
Regions Financial Corp.	256,684	1,850,692
State Street Corp.	19,696	826,444
The Goldman Sachs Group, Inc.	14,177	1,611,641
U.S. Bancorp	47,499	1,629,216
Wells Fargo & Co.	134,619	4,648,394

		23,028,679

Biotechnology — 1.5%
Celgene Corp.*	11,375	869,050
Gilead Sciences, Inc.*	23,597	1,565,189

		2,434,239

Chemicals — 1.5%
Air Products & Chemicals, Inc.	9,358	773,907
LyondellBasell Industries N.V., Class A	30,706	1,586,272

		2,360,179

Computers — 4.6%
Apple, Inc.	6,950	4,637,457
International Business Machines Corp.	12,878	2,671,541

		7,308,998

Diversified Financial Services — 2.5%
American Express Co.	49,964	2,840,953
Ameriprise Financial, Inc.	20,004	1,134,027

		3,974,980

Electric — 3.7%
American Electric Power Co., Inc.	47,297	2,078,230
NextEra Energy, Inc.	32,125	2,259,351
PG&E Corp.	18,659	796,180
PPL Corp.	28,068	815,375

		5,949,136

Electronics — 1.8%
Honeywell International, Inc.	28,054	1,676,227
Thermo Fisher Scientific, Inc.	20,274	1,192,719

		2,868,946

Food — 3.3%
Kraft Foods, Inc., Class A	57,562	2,380,189
Nestle SA ADR	21,469	1,357,055

	Number of Shares	Value†

Food — (continued)
Unilever N.V.	45,761	$1,623,600

		5,360,844

Gas — 1.9%
National Grid Plc ADR	22,436	1,242,057
Sempra Energy	29,136	1,878,981

		3,121,038

Healthcare Products — 1.2%
Covidien Plc	31,859	1,893,062

Healthcare Services — 1.9%
UnitedHealth Group, Inc.	54,848	3,039,128

Insurance — 4.4%
ACE Ltd.	25,198	1,904,969
Prudential Financial, Inc.	26,596	1,449,748
The Travelers Cos., Inc.	32,090	2,190,463
XL Group Plc	62,973	1,513,241

		7,058,421

Internet — 0.7%
Google, Inc., Class A*	1,435	1,082,707

Machinery—Diversified — 0.6%
Deere & Co.	11,338	935,272

Media — 4.4%
Comcast Corp., Class A	57,055	2,040,857
The Walt Disney Co.	70,239	3,672,095
Time Warner, Inc.	28,669	1,299,566

		7,012,518

Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	41,822	1,655,315

Miscellaneous Manufacturing — 3.0%
Eaton Corp.	21,099	997,139
General Electric Co.	171,079	3,885,204

		4,882,343

Oil & Gas — 14.0%
Anadarko Petroleum Corp.	17,705	1,237,934
Chevron Corp.	42,084	4,905,311
ConocoPhillips	58,462	3,342,857
EOG Resources, Inc.	11,810	1,323,310
Exxon Mobil Corp.	52,737	4,822,799
Marathon Petroleum Corp.	16,897	922,407
Occidental Petroleum Corp.	46,766	4,024,682
Phillips 66	39,717	1,841,677

		22,420,977

Oil & Gas Services — 2.2%
National Oilwell Varco, Inc.	33,378	2,673,912
Schlumberger Ltd.	12,325	891,467

		3,565,379

Pharmaceuticals — 7.1%
Johnson & Johnson	37,927	2,613,549
Merck & Co., Inc.	87,898	3,964,200

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Pfizer, Inc.	193,060	$4,797,541

		11,375,290

Retail — 5.1%
CVS Caremark Corp.	75,954	3,677,693
Lowe’s Cos., Inc.	28,259	854,552
Macy’s, Inc.	49,474	1,861,212
Target Corp.	29,154	1,850,404

		8,243,861

Software — 3.5%
Microsoft Corp.	87,551	2,607,269
Oracle Corp.	94,656	2,980,717

		5,587,986

Telecommunications — 3.4%
AT&T, Inc.	42,238	1,592,373
CenturyLink, Inc.	37,451	1,513,020
Rogers Communications, Inc., Class B	38,665	1,562,066
Vodafone Group Plc ADR	27,476	782,929

		5,450,388

Transportation — 2.0%
FedEx Corp.	8,547	723,247
Union Pacific Corp.	20,357	2,416,376

		3,139,623

TOTAL COMMON STOCKS (Cost $116,232,862)		150,337,288

REAL ESTATE INVESTMENT TRUSTS — 2.8%
Apartments — 0.9%
AvalonBay Communities, Inc.	10,577	1,438,366

Office Property — 1.0%
Boston Properties, Inc.	14,218	1,572,653

Storage & Warehousing — 0.9%
Public Storage	10,447	1,453,909

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,788,695)		4,464,928

SHORT-TERM INVESTMENTS — 3.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $5,497,873)	5,497,873	5,497,873

TOTAL INVESTMENTS — 100.0% (Cost $124,519,430)(a)		$160,300,089

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $125,690,815. Net unrealized appreciation was $34,609,274. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $36,073,045 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,463,771.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Core Value Fund

Country Weightings as of 09/30/2012††
United States	91%
Netherlands	2
Switzerland	2
Bermuda	1
Canada	1
Ireland	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of September 30, 2012

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Large Core Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS	150,337,288	150,337,288	—	—
REAL ESTATE INVESTMENT TRUSTS	4,464,928	4,464,928	—	—
SHORT-TERM INVESTMENTS	5,497,873	5,497,873	—	—

TOTAL INVESTMENTS	160,300,089	160,300,089	—	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — 95.6%
Advertising — 0.1%
Omnicom Group, Inc.	6,467	$333,439
The Interpublic Group of Cos., Inc.	10,134	112,690

		446,129

Aerospace & Defense — 1.6%
General Dynamics Corp.	8,197	541,986
L-3 Communications Holdings, Inc.	2,300	164,933
Lockheed Martin Corp.	6,437	601,087
Northrop Grumman Corp.	5,692	378,119
Raytheon Co.	7,676	438,760
Rockwell Collins, Inc.	3,245	174,062
The Boeing Co.	16,121	1,122,344
United Technologies Corp.	19,942	1,561,259

		4,982,550

Agriculture — 2.0%
Altria Group, Inc.	48,378	1,615,341
Archer-Daniels-Midland Co.	14,799	402,237
Lorillard, Inc.	3,003	349,699
Philip Morris International, Inc.	39,988	3,596,521
Reynolds American, Inc.	7,502	325,137

		6,288,935

Airlines — 0.1%
Southwest Airlines Co.	17,817	156,255

Apparel — 0.6%
Coach, Inc.	6,477	362,842
NIKE, Inc., Class B	8,623	818,409
Ralph Lauren Corp.	1,428	215,956
VF Corp.	2,108	335,931

		1,733,138

Auto Manufacturers — 0.4%
Ford Motor Co.	88,967	877,215
PACCAR, Inc.	8,044	321,961

		1,199,176

Auto Parts & Equipment — 0.2%
BorgWarner, Inc.*	2,500	172,775
Johnson Controls, Inc.	16,411	449,662
The Goodyear Tire & Rubber Co.*	5,606	68,337

		690,774

Banks — 6.7%
Bank of America Corp.	255,835	2,259,023
BB&T Corp.	15,999	530,527
Capital One Financial Corp.	13,541	771,972
Citigroup, Inc.	69,581	2,276,690
Comerica, Inc.	4,344	134,881
Fifth Third Bancorp	20,946	324,872
First Horizon National Corp.	6,130	59,032
Huntington Bancshares, Inc.	19,965	137,758
JPMorgan Chase & Co.	90,064	3,645,791
KeyCorp	21,599	188,775
M&T Bank Corp.	2,808	267,209
Morgan Stanley	34,563	578,585
Northern Trust Corp.	5,747	266,747
PNC Financial Services Group, Inc.	12,383	781,367
Regions Financial Corp.	32,694	235,724

	Number of Shares	Value†

Banks — (continued)
State Street Corp.	11,047	$463,532
SunTrust Banks, Inc.	12,788	361,517
The Bank of New York Mellon Corp.	27,380	619,336
The Goldman Sachs Group, Inc.	10,743	1,221,264
U.S. Bancorp	45,056	1,545,421
Wells Fargo & Co.	116,437	4,020,570
Zions Bancorporation	4,004	82,703

		20,773,296

Beverages — 2.4%
Beam, Inc.	3,807	219,055
Brown-Forman Corp., Class B	3,393	221,393
Coca-Cola Enterprises, Inc.	6,628	207,258
Constellation Brands, Inc., Class A*	3,723	120,439
Dr. Pepper Snapple Group, Inc.	5,000	222,650
Molson Coors Brewing Co., Class B	3,438	154,882
Monster Beverage Corp.*	3,500	189,560
PepsiCo, Inc.	36,961	2,615,730
The Coca-Cola Co.	91,770	3,480,836

		7,431,803

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	4,500	514,800
Amgen, Inc.	17,945	1,513,122
Biogen Idec, Inc.*	5,633	840,613
Celgene Corp.*	10,328	789,059
Gilead Sciences, Inc.*	17,649	1,170,658
Life Technologies Corp.*	3,959	193,516

		5,021,768

Building Materials — 0.0%
Masco Corp.	7,677	115,539

Chemicals — 2.3%
Air Products & Chemicals, Inc.	5,021	415,237
Airgas, Inc.	1,600	131,680
CF Industries Holdings, Inc.	1,500	333,360
E.I. du Pont de Nemours & Co.	21,823	1,097,042
Eastman Chemical Co.	3,682	209,911
Ecolab, Inc.	6,733	436,366
FMC Corp.	3,000	166,140
International Flavors & Fragrances, Inc.	1,875	111,712
LyondellBasell Industries N.V., Class A	8,200	423,612
Monsanto Co.	12,437	1,132,016
PPG Industries, Inc.	3,610	414,572
Praxair, Inc.	7,126	740,249
Sigma-Aldrich Corp.	2,722	195,902
The Dow Chemical Co.	27,804	805,204
The Mosaic Co.	6,800	391,748
The Sherwin-Williams Co.	1,934	287,992

		7,292,743

Coal — 0.1%
Alpha Natural Resources, Inc.*	5,099	33,500
Consol Energy, Inc.	5,176	155,539
Peabody Energy Corp.	6,212	138,466

		327,505

Commercial Services — 1.3%
Apollo Group, Inc., Class A*	2,543	73,874

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Automatic Data Processing, Inc.	11,143	$653,648
Donnelley (R.R.) & Sons Co.	4,253	45,082
Equifax, Inc.	2,734	127,350
H&R Block, Inc.	6,666	115,522
Iron Mountain, Inc.	3,900	133,029
Mastercard, Inc., Class A	2,500	1,128,700
Moody’s Corp.	4,273	188,738
Paychex, Inc.	7,775	258,830
Quanta Services, Inc.*	4,900	121,030
Robert Half International, Inc.	3,207	85,402
SAIC, Inc.	5,900	71,036
The Western Union Co.	13,778	251,035
Total System Services, Inc.	3,477	82,405
Tyco International Ltd.	10,500	590,730

		3,926,411

Computers — 8.2%
Accenture Plc, Class A*	14,700	1,029,441
Apple, Inc.	22,126	14,763,795
Cognizant Technology Solutions Corp., Class A*	7,252	507,060
Computer Sciences Corp.	3,757	121,013
Dell, Inc.	34,542	340,584
EMC Corp.*	48,748	1,329,358
Hewlett-Packard Co.	45,983	784,470
International Business Machines Corp.	25,458	5,281,262
NetApp, Inc.*	8,221	270,306
SanDisk Corp.*	5,597	243,078
Seagate Technology PLC	8,600	266,600
Teradata Corp.*	3,816	287,764
Western Digital Corp.	5,700	220,761

		25,445,492

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	9,550	152,322
Colgate-Palmolive Co.	10,935	1,172,451
The Estee Lauder Cos., Inc., Class A	5,374	330,877
The Procter & Gamble Co.	65,294	4,528,792

		6,184,442

Distribution & Wholesale — 0.3%
Fastenal Co.	6,700	288,033
Fossil, Inc.*	1,200	101,640
Genuine Parts Co.	3,805	232,219
W.W. Grainger, Inc.	1,372	285,884

		907,776

Diversified Financial Services — 2.2%
American Express Co.	23,080	1,312,329
Ameriprise Financial, Inc.	5,046	286,058
BlackRock, Inc.	3,099	552,552
CME Group, Inc.	7,560	433,188
Discover Financial Services	12,578	499,724
E*Trade Financial Corp.*	5,181	45,645
Federated Investors, Inc., Class B	1,795	37,139
Franklin Resources, Inc.	3,252	406,728
IntercontinentalExchange, Inc.*	1,680	224,129
Invesco Ltd.	10,167	254,073
Legg Mason, Inc.	2,861	70,609

	Number of Shares	Value†

Diversified Financial Services — (continued)
NYSE Euronext	5,785	$142,600
SLM Corp.	11,534	181,314
T. Rowe Price Group, Inc.	5,781	365,937
The Charles Schwab Corp.	24,869	318,075
The NASDAQ OMX Group, Inc.	3,100	72,214
Visa, Inc., Class A	12,464	1,673,666

		6,875,980

Diversified Operations — 0.0%
Leucadia National Corp.	4,360	99,190

Electric — 3.0%
Ameren Corp.	5,298	173,086
American Electric Power Co., Inc.	11,057	485,845
CMS Energy Corp.	5,807	136,755
Consolidated Edison, Inc.	6,634	397,310
Dominion Resources, Inc.	13,309	704,578
DTE Energy Co.	4,092	245,274
Duke Energy Corp.	16,459	1,066,543
Edison International	7,674	350,625
Entergy Corp.	3,947	273,527
Exelon Corp.	19,910	708,398
FirstEnergy Corp.	9,656	425,830
Integrys Energy Group, Inc.	1,995	104,139
NextEra Energy, Inc.	10,085	709,278
Northeast Utilities	7,117	272,083
NRG Energy, Inc.	5,200	111,228
Pepco Holdings, Inc.	5,540	104,706
PG&E Corp.	9,950	424,566
Pinnacle West Capital Corp.	2,569	135,643
PPL Corp.	13,698	397,927
Public Service Enterprise Group, Inc.	11,349	365,211
SCANA Corp.	2,800	135,156
Southern Co.	20,211	931,525
TECO Energy, Inc.	4,523	80,238
The AES Corp.*	14,444	158,451
Wisconsin Energy Corp.	5,200	195,884
Xcel Energy, Inc.	11,030	305,641

		9,399,447

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	17,176	829,086
Molex, Inc.	2,823	74,188

		903,274

Electronics — 0.9%
Agilent Technologies, Inc.	7,945	305,485
Amphenol Corp., Class A	3,600	211,968
FLIR Systems, Inc.	3,600	71,910
Honeywell International, Inc.	18,108	1,081,953
Jabil Circuit, Inc.	4,292	80,346
PerkinElmer, Inc.	2,216	65,306
TE Connectivity Ltd.	9,700	329,897
Thermo Fisher Scientific, Inc.	8,682	510,762
Waters Corp.*	1,958	163,160

		2,820,787

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Energy-Alternate Sources — 0.0%
First Solar, Inc.*	1,200	$26,574

Engineering & Construction — 0.1%
Fluor Corp.	3,770	212,175
Jacobs Engineering Group, Inc.*	2,983	120,603

		332,778

Entertainment — 0.0%
International Game Technology	6,657	87,140

Environmental Control — 0.2%
Republic Services, Inc.	7,014	192,955
Stericycle, Inc.*	2,000	181,040
Waste Management, Inc.	10,500	336,840

		710,835

Food — 1.8%
Campbell Soup Co.	4,016	139,837
ConAgra Foods, Inc.	9,402	259,401
Dean Foods Co.*	3,972	64,942
General Mills, Inc.	15,210	606,119
H.J. Heinz Co.	7,566	423,318
Hormel Foods Corp.	2,900	84,796
Kellogg Co.	5,666	292,706
Kraft Foods, Inc., Class A	42,163	1,743,440
McCormick & Co., Inc.	3,208	199,024
Safeway, Inc.	6,170	99,275
SYSCO Corp.	13,252	414,390
The Hershey Co.	3,487	247,194
The J.M. Smucker Co.	2,534	218,760
The Kroger Co.	13,045	307,079
Tyson Foods, Inc., Class A	6,649	106,517
Whole Foods Market, Inc.	4,143	403,528

		5,610,326

Forest Products & Paper — 0.2%
International Paper Co.	10,467	380,162
MeadWestvaco Corp.	3,999	122,369

		502,531

Gas — 0.3%
AGL Resources, Inc.	2,600	106,366
CenterPoint Energy, Inc.	10,322	219,859
NiSource, Inc.	6,965	177,468
Sempra Energy	5,698	367,464

		871,157

Hand & Machine Tools — 0.1%
Snap-On, Inc.	1,328	95,443
Stanley Black & Decker, Inc.	3,940	300,425

		395,868

Healthcare Products — 1.8%
Bard (C.R.), Inc.	1,942	203,230
Baxter International, Inc.	12,775	769,822
Becton, Dickinson & Co.	4,675	367,268
Boston Scientific Corp.*	31,948	183,382
CareFusion Corp.*	5,241	148,792
Covidien Plc	11,300	671,446
DENTSPLY International, Inc.	3,200	122,048

	Number of Shares	Value†

Healthcare Products — (continued)
Edwards Lifesciences Corp.*	2,600	$279,162
Hospira, Inc.*	3,912	128,392
Intuitive Surgical, Inc.*	907	449,536
Medtronic, Inc.	24,173	1,042,340
Patterson Cos., Inc.	1,974	67,590
St. Jude Medical, Inc.	7,330	308,813
Stryker Corp.	7,381	410,826
Varian Medical Systems, Inc.*	2,657	160,270
Zimmer Holdings, Inc.	4,029	272,441

		5,585,358

Healthcare Services — 1.1%
Aetna, Inc.	7,985	316,206
CIGNA Corp.	6,494	306,322
Coventry Health Care, Inc.	3,367	140,370
DaVita, Inc.*	2,149	222,658
Humana, Inc.	3,710	260,257
Laboratory Corp. of America Holdings*	2,177	201,307
Quest Diagnostics, Inc.	3,587	227,523
Tenet Healthcare Corp.*	9,374	58,775
UnitedHealth Group, Inc.	24,141	1,337,653
WellPoint, Inc.	7,595	440,586

		3,511,657

Home Builders — 0.1%
D.R. Horton, Inc.	6,376	131,600
Lennar Corp., Class A	4,036	140,332
PulteGroup, Inc.*	8,034	124,527

		396,459

Home Furnishings — 0.1%
Harman International Industries, Inc.	1,438	66,378
Whirlpool Corp.	1,669	138,377

		204,755

Household Products & Wares — 0.4%
Avery Dennison Corp.	2,183	69,463
Clorox Co.	2,997	215,934
Kimberly-Clark Corp.	9,487	813,795

		1,099,192

Housewares — 0.0%
Newell Rubbermaid, Inc.	6,217	118,683

Insurance — 3.7%
ACE Ltd.	8,100	612,360
Aflac, Inc.	11,200	536,256
American International Group, Inc.*	27,785	911,070
AON PLC	7,744	404,934
Assurant, Inc.	2,073	77,323
Berkshire Hathaway, Inc., Class B*	43,450	3,832,290
Chubb Corp.	6,151	469,198
Cincinnati Financial Corp.	3,692	139,890
Genworth Financial, Inc., Class A*	11,369	59,460
Hartford Financial Services Group, Inc.	9,757	189,676
Lincoln National Corp.	6,573	159,001
Loews Corp.	6,925	285,726
Marsh & McLennan Cos., Inc.	12,909	438,002
MetLife, Inc.	24,885	857,537
Principal Financial Group, Inc.	7,065	190,331

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Prudential Financial, Inc.	10,630	$579,441
The Allstate Corp.	11,276	446,642
The Progressive Corp.	13,856	287,373
The Travelers Cos., Inc.	8,931	609,630
Torchmark Corp.	2,235	114,767
Unum Group	6,676	128,313
XL Group Plc	6,749	162,179

		11,491,399

Internet — 3.3%
Amazon.com, Inc.*	8,575	2,180,794
eBay, Inc.*	27,628	1,337,472
Expedia, Inc.	2,094	121,117
F5 Networks, Inc.*	1,800	188,460
Google, Inc., Class A*	6,260	4,723,170
NetFlix, Inc.*	1,200	65,328
priceline.com, Inc.*	1,152	712,777
Symantec Corp.*	16,538	297,684
TripAdvisor, Inc.*	2,094	68,955
VeriSign, Inc.*	3,609	175,722
Yahoo!, Inc.*	27,617	441,182

		10,312,661

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	2,278	72,668
Cliffs Natural Resources, Inc.	3,100	121,303
Nucor Corp.	7,035	269,159
United States Steel Corp.	3,203	61,081

		524,211

Leisure Time — 0.2%
Carnival Corp.	10,245	373,328
Harley-Davidson, Inc.	5,128	217,273

		590,601

Lodging — 0.3%
Marriott International, Inc., Class A	6,185	241,833
Starwood Hotels & Resorts Worldwide, Inc.*	4,752	275,426
Wyndham Worldwide Corp.	3,160	165,837
Wynn Resorts Ltd.	1,800	207,792

		890,888

Machinery - Construction & Mining — 0.5%
Caterpillar, Inc.	15,528	1,336,029
Joy Global, Inc.	2,300	128,938

		1,464,967

Machinery - Diversified — 0.6%
Cummins, Inc.	4,374	403,326
Deere & Co.	9,132	753,299
Flowserve Corp.	1,300	166,062
Rockwell Automation, Inc.	3,271	227,498
Roper Industries, Inc.	2,200	241,758
Xylem, Inc.	4,054	101,958

		1,893,901

Media — 3.3%
Cablevision Systems Corp., Class A	5,000	79,250
CBS Corp., Class B	14,725	534,959
Comcast Corp., Class A	63,534	2,272,611

	Number of Shares	Value†

Media — (continued)
Directv*	15,319	$803,635
Discovery Communications, Inc., Class A*	5,800	345,854
Gannett Co., Inc.	5,374	95,388
News Corp., Class A	48,860	1,198,536
Scripps Networks Interactive, Inc., Class A	2,056	125,889
The McGraw-Hill Cos., Inc.	6,286	343,153
The Walt Disney Co.	42,576	2,225,873
The Washington Post Co., Class B	163	59,174
Time Warner Cable, Inc.	7,096	674,546
Time Warner, Inc.	22,004	997,441
Viacom, Inc., Class B	11,381	609,908

		10,366,217

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.	3,325	543,105

Mining — 0.6%
Alcoa, Inc.	25,948	229,640
Freeport-McMoRan Copper & Gold, Inc.	22,196	878,518
Newmont Mining Corp.	11,683	654,365
Titanium Metals Corp.	1,912	24,531
Vulcan Materials Co.	3,041	143,839

		1,930,893

Miscellaneous Manufacturing — 3.4%
3M Co.	15,180	1,402,936
Cooper Industries Plc	3,700	277,722
Danaher Corp.	13,468	742,760
Dover Corp.	4,105	244,206
Eaton Corp.	8,040	379,970
General Electric Co.	250,025	5,678,068
Illinois Tool Works, Inc.	11,019	655,300
Ingersoll-Rand Plc	6,800	304,776
Leggett & Platt, Inc.	3,354	84,018
Pall Corp.	2,645	167,931
Parker Hannifin Corp.	3,481	290,942
Pentair, Inc.	2,400	106,824
Textron, Inc.	6,076	159,009

		10,494,462

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	4,261	58,887
Xerox Corp.	31,055	227,944

		286,831

Oil & Gas — 8.9%
Anadarko Petroleum Corp.	11,659	815,197
Apache Corp.	9,123	788,866
Cabot Oil & Gas Corp.	5,044	226,476
Chesapeake Energy Corp.	15,010	283,239
Chevron Corp.	46,470	5,416,543
ConocoPhillips	29,080	1,662,794
Denbury Resources, Inc.*	8,500	137,360
Devon Energy Corp.	9,229	558,355
Diamond Offshore Drilling, Inc.	1,600	105,296
Ensco Plc ADR,Class A	5,300	289,168
EOG Resources, Inc.	6,458	723,619
EQT Corp.	3,600	212,400
Exxon Mobil Corp.	109,265	9,992,284

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Helmerich & Payne, Inc.	2,400	$114,264
Hess Corp.	6,797	365,135
Marathon Oil Corp.	16,051	474,628
Marathon Petroleum Corp.	8,025	438,085
Murphy Oil Corp.	4,717	253,256
Nabors Industries Ltd.*	6,108	85,695
Newfield Exploration Co.*	2,900	90,828
Noble Corp.	5,700	203,946
Noble Energy, Inc.	4,069	377,237
Occidental Petroleum Corp.	19,258	1,657,344
Phillips 66	14,540	674,220
Pioneer Natural Resources Co.	2,900	302,760
QEP Resources, Inc.	3,790	119,991
Range Resources Corp.	3,923	274,100
Rowan Cos., Inc.*	3,203	108,165
Southwestern Energy Co.*	7,690	267,458
Sunoco, Inc.	2,386	111,736
Tesoro Corp.	3,494	146,399
Valero Energy Corp.	12,540	397,267
WPX Energy, Inc.*	4,344	72,067

		27,746,178

Oil & Gas Services — 1.5%
Baker Hughes, Inc.	10,328	467,135
Cameron International Corp.*	5,639	316,179
FMC Technologies, Inc.*	5,300	245,390
Halliburton Co.	21,669	730,029
National Oilwell Varco, Inc.	9,923	794,932
Schlumberger Ltd.	31,459	2,275,429

		4,829,094

Packaging and Containers — 0.1%
Ball Corp.	3,726	157,647
Bemis Co., Inc.	2,549	80,217
Owens-Illinois, Inc.*	4,000	75,040
Sealed Air Corp.	4,033	62,350

		375,254

Pharmaceuticals — 6.9%
Abbott Laboratories	37,196	2,550,158
Allergan, Inc.	7,216	660,841
AmerisourceBergen Corp.	6,000	232,260
Bristol-Myers Squibb Co.	39,197	1,322,899
Cardinal Health, Inc.	8,182	318,853
Eli Lilly & Co.	23,754	1,126,177
Express Scripts Holding Co.*	19,364	1,213,542
Forest Laboratories, Inc.*	6,062	215,868
Johnson & Johnson	65,341	4,502,648
McKesson Corp.	5,625	483,919
Mead Johnson Nutrition Co.	4,568	334,743
Merck & Co., Inc.	72,254	3,258,655
Mylan, Inc.*	9,756	238,046
Perrigo Co.	2,100	243,957
Pfizer, Inc.	176,956	4,397,357
Watson Pharmaceuticals, Inc.*	2,943	250,626

		21,350,549

Pipelines — 0.5%
Kinder Morgan, Inc.	13,436	477,247

	Number of Shares	Value†

Pipelines — (continued)
Oneok, Inc.	4,800	$231,888
Spectra Energy Corp.	14,884	436,994
The Williams Cos., Inc.	14,234	497,763

		1,643,892

Real Estate — 0.0%
CBRE Group, Inc., Class A*	8,201	150,980

Retail — 6.2%
Abercrombie & Fitch Co., Class A	1,900	64,448
AutoNation, Inc.*	1,219	53,234
AutoZone, Inc.*	941	347,859
Bed Bath & Beyond, Inc.*	5,366	338,058
Best Buy Co., Inc.	6,468	111,185
Big Lots, Inc.*	1,397	41,323
CarMax, Inc.*	5,200	147,160
Chipotle Mexican Grill, Inc.*	700	222,278
Costco Wholesale Corp.	10,277	1,028,985
CVS Caremark Corp.	29,567	1,431,634
Darden Restaurants, Inc.	2,940	163,905
Dollar Tree, Inc.*	5,400	260,685
Family Dollar Stores, Inc.	2,733	181,198
GameStop Corp., Class A	3,164	66,444
J.C. Penney Co., Inc.*	3,144	76,368
Kohl’s Corp.	5,801	297,127
Lowe’s Cos., Inc.	28,240	853,978
Ltd. Brands, Inc.	5,460	268,960
Macy’s, Inc.	9,327	350,882
McDonald’s Corp.	23,978	2,199,981
Nordstrom, Inc.	3,737	206,208
O’Reilly Automotive, Inc.*	2,900	242,498
Ross Stores, Inc.	5,200	335,920
Staples, Inc.	15,337	176,682
Starbucks Corp.	17,644	895,433
Target Corp.	15,332	973,122
The Gap, Inc.	7,582	271,284
The Home Depot, Inc.	35,404	2,137,339
Tiffany & Co.	2,764	171,036
TJX Cos., Inc.	17,118	766,715
Urban Outfitters, Inc.*	2,500	93,900
Wal-Mart Stores, Inc.	40,047	2,955,469
Walgreen Co.	19,879	724,391
Yum! Brands, Inc.	10,469	694,513

		19,150,202

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,257	89,606
People’s United Financial, Inc.	7,700	93,478

		183,084

Semiconductors — 2.8%
Advanced Micro Devices, Inc.*	13,368	45,050
Altera Corp.	7,465	253,698
Analog Devices, Inc.	7,176	281,227
Applied Materials, Inc.	29,321	327,369
Broadcom Corp., Class A	11,808	408,321
Intel Corp.	118,675	2,691,549
KLA-Tencor Corp.	4,127	196,879

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Lam Research Corp.*	4,459	$141,729
Linear Technology Corp.	5,041	160,556
LSI Corp.*	12,772	88,255
Microchip Technology, Inc.	4,318	141,371
Micron Technology, Inc.*	22,486	134,579
NVIDIA Corp.*	13,754	183,478
QUALCOMM, Inc.	40,399	2,524,533
Teradyne, Inc.*	4,957	70,489
Texas Instruments, Inc.	26,793	738,147
Xilinx, Inc.	6,364	212,621

		8,599,851

Software — 3.7%
Adobe Systems, Inc.*	11,405	370,206
Akamai Technologies, Inc.*	3,891	148,870
Autodesk, Inc.*	4,981	166,216
BMC Software, Inc.*	3,837	159,197
CA, Inc.	8,439	217,431
Cerner Corp.*	3,300	255,453
Citrix Systems, Inc.*	4,391	336,219
Dun & Bradstreet Corp.	1,100	87,582
Electronic Arts, Inc.*	7,730	98,094
Fidelity National Information Services, Inc.	5,359	167,308
Fiserv, Inc.*	3,207	237,414
Intuit, Inc.	6,792	399,913
Microsoft Corp.	178,715	5,322,133
Oracle Corp.	90,017	2,834,635
Red Hat, Inc.*	4,600	261,924
Salesforce.com, Inc.*	3,300	503,877

		11,566,472

Telecommunications — 4.4%
AT&T, Inc.	136,643	5,151,441
CenturyLink, Inc.	14,926	603,011
Cisco Systems, Inc.	123,980	2,366,778
Corning, Inc.	34,115	448,612
Crown Castle International Corp.*	7,100	455,110
Frontier Communications Corp.	21,472	105,213
Harris Corp.	2,600	133,172
JDS Uniphase Corp.*	4,496	55,683
Juniper Networks, Inc.*	12,071	206,535
MetroPCS Communications, Inc.*	6,400	74,944
Motorola Solutions, Inc.	6,746	341,010
Sprint Nextel Corp.*	71,383	394,034
Verizon Communications, Inc.	67,576	3,079,438
Windstream Corp.	13,351	134,979

		13,549,960

Textiles — 0.0%
Cintas Corp.	2,455	101,760

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,612	99,700
Mattel, Inc.	7,881	279,618

		379,318

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	3,739	218,918
CSX Corp.	24,966	518,045

	Number of Shares	Value†

Transportation — (continued)
Expeditors International of Washington, Inc.	4,973	$180,818
FedEx Corp.	7,166	606,387
Norfolk Southern Corp.	7,452	474,171
Ryder System, Inc.	1,125	43,943
Union Pacific Corp.	11,010	1,306,887
United Parcel Service, Inc., Class B	17,074	1,221,986

		4,571,155

TOTAL COMMON STOCKS (Cost $241,251,620)		297,463,608

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Apartments — 0.3%
Apartment Investment & Management Co., Class A	3,662	95,175
AvalonBay Communities, Inc.	2,192	298,090
Equity Residential	7,092	408,003

		801,268

Diversified — 0.4%
American Tower Corp.	9,259	661,000
Vornado Realty Trust	4,387	355,567
Weyerhaeuser Co.	12,808	334,801

		1,351,368

Forest Products & Paper — 0.1%
Plum Creek Timber Co.	3,847	168,652

Healthcare — 0.4%
HCP, Inc.	9,840	437,683
Health Care REIT, Inc.	5,100	294,525
Ventas, Inc.	6,853	426,599

		1,158,807

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	17,176	275,675

Industrial — 0.1%
ProLogis, Inc.	10,599	371,283

Office Property — 0.1%
Boston Properties, Inc.	3,542	391,781

Regional Malls — 0.3%
Simon Property Group, Inc.	7,228	1,097,283

Storage & Warehousing — 0.1%
Public Storage	3,516	489,322

Strip Centers — 0.1%
Kimco Realty Corp.	9,564	193,862

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,831,410)		6,299,301

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Index 500 Fund

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.2%
US Treasury Bills
0.050%, 10/04/12	$20	$20,000
0.075%, 10/04/12	115	114,999
0.070%, 11/08/12	40	39,997
0.100%, 11/08/12	139	138,987
0.009%, 12/06/12	40	39,994
0.090%, 12/06/12	155	154,978

TOTAL U.S. TREASURY OBLIGATIONS (Cost $508,948)		508,955

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $6,963,321)	6,963,321	6,963,321

TOTAL INVESTMENTS — 100.0% (Cost $253,555,299)(a)		$311,235,185

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $258,983,164. Net unrealized appreciation/depreciation was $52,252,021. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $85,937,096 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $33,685,075.

ADR — American Depository Receipt.

Plc — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Index 500 Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS	297,463,608	297,463,608	—	—
REAL ESTATE INVESTMENT TRUSTS	6,299,301	6,299,301	—	—
U.S. TREASURY OBLIGATIONS	508,955	—	508,955	—
SHORT-TERM INVESTMENTS	6,963,321	6,963,321	—	—

TOTAL INVESTMENTS	311,235,185	310,726,230	508,955	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 98.5%
Aerospace & Defense — 1.0%
BE Aerospace, Inc.*	24,470	$1,030,187

Apparel — 6.1%
Coach, Inc.	8,090	453,202
Michael Kors Holdings Ltd.*	25,090	1,334,286
Ralph Lauren Corp.	10,790	1,631,772
Under Armour, Inc., Class A*	24,790	1,384,026
VF Corp.	9,760	1,555,353

		6,358,639

Auto Parts & Equipment — 1.3%
BorgWarner, Inc.*	20,060	1,386,347

Banks — 2.1%
First Republic Bank	31,300	1,078,598
Signature Bank*	15,870	1,064,560

		2,143,158

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc.*	17,610	2,014,584
Ariad Pharmaceuticals, Inc.*	20,380	493,706
Regeneron Pharmaceuticals, Inc.*	8,520	1,300,663

		3,808,953

Chemicals — 2.9%
Eastman Chemical Co.	24,190	1,379,072
PPG Industries, Inc.	14,430	1,657,141

		3,036,213

Commercial Services — 1.9%
Cardtronics, Inc.*	24,940	742,713
Equifax, Inc.	25,530	1,189,188

		1,931,901

Computers — 1.1%
Fusion-io, Inc.*	36,180	1,095,169

Distribution & Wholesale — 1.6%
W.W. Grainger, Inc.	7,840	1,633,621

Diversified Financial Services — 3.3%
Affiliated Managers Group, Inc.*	14,310	1,760,130
IntercontinentalExchange, Inc.*	12,390	1,652,950

		3,413,080

Electronics — 1.3%
Trimble Navigation Ltd.*	27,750	1,322,565

Food — 3.2%
The Hain Celestial Group, Inc.*	22,230	1,400,490
Whole Foods Market, Inc.	19,970	1,945,078

		3,345,568

Healthcare Products — 1.4%
IDEXX Laboratories Inc.*	6,720	667,632
Intuitive Surgical, Inc.*	1,550	768,226

		1,435,858

Healthcare Services — 2.2%
DaVita, Inc.*	15,700	1,626,677
WellCare Health Plans, Inc.*	11,930	674,641

		2,301,318

	Number of Shares	Value†

Home Builders — 1.3%
Toll Brothers, Inc.*	41,480	$1,378,380

Insurance — 1.4%
Brown & Brown, Inc.	57,060	1,487,554

Internet — 8.2%
F5 Networks, Inc.*	19,960	2,089,812
HomeAway, Inc.*	22,020	516,369
LinkedIn Corp., Class A*	11,000	1,324,400
MercadoLibre, Inc.	12,710	1,049,211
SINA Corp.*	16,490	1,066,573
Splunk Inc.*	16,160	593,395
TIBCO Software, Inc.*	61,270	1,852,192

		8,491,952

Leisure Time — 1.3%
Harley-Davidson, Inc.	30,650	1,298,640

Lodging — 3.6%
Starwood Hotels & Resorts Worldwide, Inc.	29,480	1,708,661
Wynn Resorts Ltd.	17,620	2,034,053

		3,742,714

Machinery - Construction & Mining — 1.3%
Joy Global, Inc.	24,330	1,363,940

Machinery - Diversified — 2.4%
Chart Industries, Inc.*	10,930	807,181
Roper Industries, Inc.	15,490	1,702,196

		2,509,377

Media — 3.0%
CBS Corp., Class B	42,560	1,546,205
Discovery Communications, Inc., Class A*	25,750	1,535,472

		3,081,677

Miscellaneous Manufacturing — 0.9%
SPX Corp.	14,630	956,948

Oil & Gas — 3.6%
Cabot Oil & Gas Corp.	35,280	1,584,072
Concho Resources, Inc.*	22,450	2,127,137

		3,711,209

Oil & Gas Services — 2.3%
FMC Technologies, Inc.*	35,800	1,657,540
Oil States International, Inc.*	9,550	758,843

		2,416,383

Packaging and Containers — 1.2%
Crown Holdings, Inc.*	34,020	1,250,235

Pharmaceuticals — 6.0%
Catamaran Corp.*	18,760	1,837,917
Mead Johnson Nutrition Co.	13,670	1,001,738
Medivation, Inc.*	22,260	1,254,573
Onyx Pharmaceuticals, Inc.*	7,360	621,920
Perrigo Co.	13,060	1,517,180

		6,233,328

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — 1.7%
CBRE Group, Inc., Class A*	96,860	$1,783,193

Retail — 8.1%
American Eagle Outfitters, Inc.	78,050	1,645,294
Dick’s Sporting Goods, Inc.	26,160	1,356,396
Dollar Tree, Inc.*	13,660	659,437
GNC Holdings, Inc., Class A	24,050	937,228
Lululemon Athletica, Inc.*	11,990	886,541
Sally Beauty Holdings, Inc.*	37,580	942,882
Tractor Supply Co.	13,190	1,304,359
Urban Outfitters, Inc.*	18,480	694,109

		8,426,246

Semiconductors — 12.1%
Altera Corp.	41,630	1,414,796
ASML Holding N.V.	31,910	1,712,929
Avago Technologies Ltd.	54,340	1,894,564
Broadcom Corp., Class A*	72,160	2,495,293
Cavium, Inc.*	46,840	1,561,177
NXP Semiconductors N.V.*	105,850	2,647,308
Ultratech, Inc.*	24,680	774,458

		12,500,525

Software — 3.3%
Cerner Corp.*	14,280	1,105,415
Citrix Systems, Inc.*	29,590	2,265,706

		3,371,121

Telecommunications — 2.3%
Allot Communications Ltd.*	32,040	849,701
Ciena Corp.*	63,330	861,288
Palo Alto Networks, Inc.*	10,500	646,485

		2,357,474

Transportation — 1.4%
Genesee & Wyoming, Inc., Class A*	21,560	1,441,502

TOTAL COMMON STOCKS (Cost $89,363,671)		102,044,975

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Apartments — 1.4%
AvalonBay Communities, Inc. (Cost $1,473,969)	10,740	1,460,533

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $82,618)	82,618	82,618

TOTAL INVESTMENTS — 100.0% (Cost $90,920,258)(a)		$103,588,126

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $90,983,857. Net unrealized appreciation was $12,604,269. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,480,292 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $876,023.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Mid Cap Growth Fund

Country Weightings as of 09/30/2012 †
United States	92%
Netherlands	4
Canada	1
China	1
Hong Kong	1
Israel	1

Total	100%

††	% of total investments as of September 30, 2012

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Mid Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS	$102,044,975	$102,044,975	$—	$—
REAL ESTATE INVESTMENT TRUSTS	1,460,533	1,460,533	—	—
SHORT-TERM INVESTMENTS	82,618	82,618	—	—

TOTAL INVESTMENTS	$103,588,126	$103,588,126	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 94.0%
Aerospace & Defense — 4.5%
General Dynamics Corp.	37,300	$2,466,276
Rockwell Collins, Inc.	41,900	2,247,516

		4,713,792

Auto Manufacturers — 1.0%
Navistar International Corp.*	50,200	1,058,718

Auto Parts & Equipment — 0.9%
Lear Corp.	25,000	944,750

Banks — 6.4%
BB&T Corp.	43,000	1,425,880
Comerica, Inc.	43,500	1,350,675
Huntington Bancshares, Inc.	278,500	1,921,650
State Street Corp.	49,000	2,056,040

		6,754,245

Beverages — 3.3%
Constellation Brands, Inc., Class A*	107,500	3,477,625

Commercial Services — 7.1%
Corrections Corporation of America	73,800	2,468,610
The Western Union Co.	130,800	2,383,176
Tyco International Ltd.	48,000	2,700,480

		7,552,266

Electric — 3.4%
NV Energy, Inc.	110,900	1,997,309
Pinnacle West Capital Corp.	31,000	1,636,800

		3,634,109

Electronics — 2.2%
Dolby Laboratories, Inc., Class A*	25,800	844,950
Flextronics International Ltd.*	239,800	1,438,800

		2,283,750

Energy-Alternate Sources — 1.8%
Covanta Holding Corp.	113,600	1,949,376

Engineering & Construction — 2.2%
KBR, Inc.	78,000	2,325,960

Environmental Control — 2.0%
Republic Services, Inc.	75,700	2,082,507

Food — 3.0%
Safeway, Inc.	193,900	3,119,851

Gas — 3.7%
CenterPoint Energy, Inc.	94,200	2,006,460
Sempra Energy	30,100	1,941,149

		3,947,609

Healthcare Products — 6.4%
Covidien Plc	40,400	2,400,568
Hospira, Inc.*	66,400	2,179,248
Zimmer Holdings, Inc.	32,500	2,197,650

		6,777,466

Healthcare Services — 1.5%
Humana, Inc.	23,000	1,613,450

	Number of Shares	Value†

Household Products & Wares — 2.5%
Avery Dennison Corp.	82,000	$2,609,240

Insurance — 1.6%
Willis Group Holdings Plc	46,100	1,702,012

Internet — 2.3%
Symantec Corp.*	133,000	2,394,000

Lodging — 1.1%
Wyndham Worldwide Corp.	22,500	1,180,800

Media — 2.3%
Cablevision Systems Corp., Class A	154,900	2,455,165

Miscellaneous Manufacturing — 5.0%
Ingersoll-Rand Plc	32,200	1,443,204
ITT Corp.	88,200	1,777,230
The Brink’s Co.	82,000	2,106,580

		5,327,014

Oil & Gas — 3.8%
Southwestern Energy Co.*	77,400	2,691,972
Sunoco, Inc.	27,900	1,306,557

		3,998,529

Oil & Gas Services — 1.7%
Cameron International Corp.*	31,700	1,777,419

Pharmaceuticals — 3.4%
Cardinal Health, Inc.	52,400	2,042,028
Omnicare, Inc.	46,700	1,586,399

		3,628,427

Retail — 8.3%
Best Buy Co., Inc.	124,500	2,140,155
CVS Caremark Corp.	51,100	2,474,262
Kohl’s Corp.	39,800	2,038,556
Staples, Inc.	183,100	2,109,312

		8,762,285

Savings & Loans — 3.0%
BankUnited, Inc.	48,000	1,181,280
People’s United Financial, Inc.	159,600	1,937,544

		3,118,824

Software — 3.4%
BMC Software, Inc.*	41,000	1,701,090
Fidelity National Information Services, Inc.	60,000	1,873,200

		3,574,290

Telecommunications — 6.2%
Amdocs Ltd.	65,500	2,160,845
Motorola Solutions, Inc.	44,800	2,264,640
Virgin Media, Inc.	71,700	2,110,848

		6,536,333

TOTAL COMMON STOCKS (Cost $91,535,039)		99,299,812

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 1.2%
Building & Real Estate — 1.2%
Starwood Property Trust, Inc. (Cost $1,020,276)	55,000	$1,279,850

SHORT-TERM INVESTMENTS — 4.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $5,054,737)	5,054,737	5,054,737

TOTAL INVESTMENTS — 100.0% (Cost $97,610,052)@		$105,634,399

@	At September 30, 2012, the cost for Federal income tax purposes was 97,610,052. Net unrealized appreciation was $8,024,347. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,835,518 and aggregate net unrealized depreciation for all securities in which there was an excess of tax cost over market value of 3,811,171.
†	See Security Valuation Note.
*	Non-income producing security.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Mid Cap Value Fund

Country Weightings as of 09/30/2012 ††
United States	91%
Ireland	4
Bermuda	2
United Kingdom	2
Singapore	1

Total	100%

††	% of total investments as of September 30, 2012

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Mid Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input		Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS	$99,299,812	$99,299,812	$		$
REAL ESTATE INVESTMENT TRUSTS	1,279,850	1,279,850
SHORT-TERM INVESTMENTS	5,054,737	5,054,737		—		—

TOTAL INVESTMENTS	$105,634,399	$105,634,399		—		—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 91.0%
Advertising — 3.5%
Omnicom Group, Inc.	15,500	$799,180
The Interpublic Group of Cos., Inc.	106,400	1,183,168

		1,982,348

Aerospace & Defense — 1.0%
Esterline Technologies Corp.*	10,600	595,084

Agriculture — 1.5%
Bunge Ltd.	12,800	858,240

Airlines — 0.3%
United Continental Holdings, Inc.*	8,800	171,600

Apparel — 0.8%
Gildan Activewear, Inc.	15,100	478,368

Banks — 8.9%
CIT Group, Inc.*	19,100	752,349
City National Corp.	11,800	607,818
Comerica, Inc.	22,200	689,310
Commerce Bancshares, Inc.	4,700	189,551
Cullen/Frost Bankers, Inc.	7,100	407,753
Fifth Third Bancorp	39,300	609,543
M&T Bank Corp.	9,700	923,052
Signature Bank*	4,300	288,444
SunTrust Banks, Inc.	10,900	308,143
Zions Bancorporation	14,700	303,629

		5,079,592

Beverages — 0.9%
Beam, Inc.	6,000	345,240
Constellation Brands, Inc., Class A*	5,200	168,220

		513,460

Biotechnology — 0.5%
Life Technologies Corp.*	6,100	298,168

Building Materials — 0.6%
Eagle Materials, Inc.	7,554	349,448

Chemicals — 3.9%
Ashland, Inc.	13,800	988,080
Celanese Corp., Series A	5,200	197,132
Chemtura Corp.*	25,200	433,944
Eastman Chemical Co.	2,000	114,020
Georgia Gulf Corp.	5,300	191,966
International Flavors & Fragrances, Inc.	4,800	285,984

		2,211,126

Commercial Services — 1.2%
Monster Worldwide, Inc.*	11,200	82,096
Tyco International Ltd.	10,600	596,356

		678,452

Computers — 0.3%
NetApp, Inc.*	5,100	167,688

Distribution & Wholesale — 1.8%
Arrow Electronics, Inc.*	14,800	498,908

	Number of Shares	Value†

Distribution & Wholesale — (continued)
WESCO International, Inc.*	9,000	$514,800

		1,013,708

Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc.*	5,100	627,300
Discover Financial Services	10,000	397,300
Lazard Ltd., Class A	9,300	271,839
Raymond James Financial, Inc.	17,000	623,050

		1,919,489

Electric — 4.9%
CMS Energy Corp.	30,000	706,500
Edison International	10,200	466,038
Northeast Utilities	6,200	237,026
NV Energy, Inc.	25,200	453,852
PPL Corp.	19,100	554,855
Xcel Energy, Inc.	13,900	385,169

		2,803,440

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	3,300	116,985
Electronics — 1.7%
Agilent Technologies, Inc.	11,300	434,485
TE Connectivity Ltd.	16,500	561,165

		995,650

Engineering & Construction — 2.8%
Jacobs Engineering Group, Inc.*	18,700	756,041
URS Corp.	24,345	859,622

		1,615,663

Food — 1.3%
H.J. Heinz Co.	9,845	550,828
Kellogg Co.	4,000	206,640

		757,468

Forest Products & Paper — 1.5%
International Paper Co.	22,900	831,728

Gas — 0.9%
New Jersey Resources Corp.	5,516	252,192
Piedmont Natural Gas Co., Inc.	8,286	269,129

		521,321

Hand & Machine Tools — 0.5%
Kennametal, Inc.	8,000	296,640

Healthcare Services — 4.3%
CIGNA Corp.	16,100	759,437
Community Health Systems, Inc.*	23,900	696,446
DaVita, Inc.*	4,500	466,245
Laboratory Corp. of America Holdings*	5,500	508,585

		2,430,713

Home Furnishings — 0.3%
Harman International Industries, Inc.	3,100	143,096

Household Products & Wares — 0.7%
Tupperware Brands Corp.	7,300	391,207

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — 8.1%
ACE Ltd.	10,200	$771,120
Brown & Brown, Inc.	10,400	271,128
Everest Re Group Ltd.	6,600	705,936
Hartford Financial Services Group, Inc.	22,300	433,512
Lincoln National Corp.	18,800	454,772
Marsh & McLennan Cos., Inc.	17,900	607,347
PartnerRe Ltd.	9,600	713,088
The Allstate Corp.	11,200	443,632
XL Group Plc	9,600	230,688

		4,631,223

Investment Companies — 1.0%
Ares Capital Corp.	32,600	558,764

Iron & Steel — 1.5%
Allegheny Technologies, Inc.	9,900	315,810
Reliance Steel & Aluminum Co.	10,000	523,500

		839,310

Machinery—Diversified — 1.5%
IDEX Corp.	16,317	681,561
Nordson Corp.	3,200	187,584

		869,145

Media — 0.8%
Discovery Communications, Inc., Class A*	7,400	441,262

Miscellaneous Manufacturing — 2.1%
Dover Corp.	9,104	541,597
Eaton Corp.	13,594	642,452

		1,184,049

Oil & Gas — 4.8%
Ensco Plc ADR,Class A	12,300	671,088
EQT Corp.	3,600	212,400
Helmerich & Payne, Inc.	3,000	142,830
Nabors Industries Ltd.*	9,500	133,285
Noble Energy, Inc.	4,800	445,008
QEP Resources, Inc.	8,900	281,774
Range Resources Corp.	6,800	475,116
Rowan Cos., Inc.*	11,500	388,355

		2,749,856

Oil & Gas Services — 1.8%
Cameron International Corp.*	3,700	207,459
Halliburton Co.	7,800	262,782
Superior Energy Services, Inc.*	19,400	398,088
Weatherford International Ltd.*	11,800	149,624

		1,017,953

Packaging and Containers — 1.3%
Ball Corp.	10,600	448,486
Rock-Tenn Co., Class A	3,700	267,066

		715,552

Pharmaceuticals — 5.0%
McKesson Corp.	3,845	330,785
Mylan, Inc.*	40,100	978,440
Par Pharmaceutical Cos., Inc.*	8,600	429,828
Watson Pharmaceuticals, Inc.*	13,300	1,132,628

		2,871,681

	Number of Shares	Value†

Pipelines — 0.6%
Kinder Morgan, Inc.	10,400	$369,408

Real Estate — 1.5%
Jones Lang LaSalle, Inc.	11,200	855,120

Retail — 3.9%
Darden Restaurants, Inc.	7,500	418,125
Kohl’s Corp.	11,100	568,542
Macy’s, Inc.	18,800	707,256
Pier 1 Imports, Inc.	29,400	550,956

		2,244,879

Semiconductors — 3.2%
Analog Devices, Inc.	14,400	564,336
Broadcom Corp., Class A*	16,800	580,944
Micron Technology, Inc.*	65,000	389,025
Xilinx, Inc.	8,400	280,644

		1,814,949

Software — 2.0%
Adobe Systems, Inc.*	9,100	295,386
Fiserv, Inc.*	11,800	873,554

		1,168,940

Telecommunications — 2.6%
Anixter International, Inc.*	13,800	792,948
CenturyLink, Inc.	16,400	662,560

		1,455,508

Transportation — 1.6%
Gulfmark Offshore, Inc., Class A*	2,500	82,600
Kansas City Southern	2,914	220,823
Kirby Corp.*	660	36,485
Knight Transportation, Inc.	10,900	155,870
Tidewater, Inc.	8,900	431,917

		927,695

TOTAL COMMON STOCKS (Cost $46,245,457)		51,935,976

REAL ESTATE INVESTMENT TRUSTS — 4.8%
Apartments — 0.5%
Home Properties, Inc.	4,400	269,588

Diversified — 2.2%
Liberty Property Trust	9,842	356,674
Vornado Realty Trust	5,800	470,090
Weyerhaeuser Co.	16,200	423,468

		1,250,232

Healthcare — 0.6%
Ventas, Inc.	5,800	361,050

Office Property — 0.9%
Alexandria Real Estate Equities, Inc.	7,200	529,344

Regional Malls — 0.6%
CBL & Associates Properties, Inc.	14,590	311,351

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,569,743)		2,721,565

WARRANTS — 0.1%
Kinder Morgan, Inc.* Strike price: $40.00 Expiration Date: 05/25/17 (Cost $18,637)	11,652	$40,665

SHORT-TERM INVESTMENTS — 4.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,333,721)	2,333,721	2,333,721

TOTAL INVESTMENTS — 100.0% (Cost $51,167,558) (a)		$57,031,927

†	See Security Valuation Note.P
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $51,387,049. Net unrealized appreciation/ was $5,644,878. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,630,130 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $765,760.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Mid Core Value Fund

Country Weightings as of 09/30/2012††
United States	91%
Bermuda	5
Switzerland	2
Canada	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2012

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Mid Core Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Obser- vable Input
COMMON STOCKS	$51,935,976	$51,935,976	—	—
REAL ESTATE INVESTMENT TRUSTS	2,721,565	2,721,565	—	—
SHORT-TERM INVESTMENTS	2,333,721	2,333,721	—	—
WARRANTS	40,665	—	40,665	—

TOTAL INVESTMENTS	$57,031,927	$56,991,262	$40,665	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

SMID Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 93.5%
Aerospace & Defense — 3.8%
TransDigm Group, Inc.*	6,500	$922,155
Triumph Group, Inc.	8,650	540,885

		1,463,040

Airlines — 1.6%
Copa Holdings S.A., Class A	7,690	624,966

Apparel — 1.2%
Under Armour, Inc., Class A*	8,430	470,647

Auto Manufacturers — 1.1%
Tesla Motors, Inc.*	14,294	418,528

Auto Parts & Equipment — 0.7%
BorgWarner, Inc.*	4,010	277,131

Beverages — 2.0%
Boston Beer Co., Inc., Class A*	4,320	483,711
Monster Beverage Corp.*	5,170	280,007

		763,718

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	2,910	332,904
Cubist Pharmaceuticals, Inc.*	12,480	595,046

		927,950

Chemicals — 1.4%
Airgas, Inc.	6,320	520,136

Commercial Services — 9.8%
Alliance Data Systems Corp.*	4,990	708,330
Corelogic, Inc.*	11,857	314,566
CoStar Group, Inc.*	3,970	323,714
Gartner, Inc.*	9,875	455,139
Hertz Global Holdings, Inc.*	32,130	441,145
Team Health Holdings, Inc.*	17,980	487,797
The Advisory Board Co.*	7,500	358,725
The Corporate Executive Board Co.	1,051	56,365
Verisk Analytics, Inc.*	7,090	337,555
Zillow, Inc. Class A*	6,970	293,995

		3,777,331

Computers — 2.2%
Fortinet, Inc.*	24,684	595,872
Stratasys, Inc.*	4,660	253,504

		849,376

Distribution & Wholesale — 0.9%
WESCO International, Inc.*	6,180	353,496

Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.*	5,470	672,810
Stifel Financial Corp.*	9,520	319,872

		992,682

Electronics — 0.9%
FEI Co.	6,360	340,260

Food — 2.5%
Annie’s, Inc.*	6,705	300,652
Fresh Market, Inc. (The)*	6,910	414,462

	Number of Shares	Value†

Food — (continued)
Smart Balance, Inc.*	18,660	$225,413

		940,527

Hand & Machine Tools — 0.8%
Regal-Beloit Corp.	4,490	316,455

Healthcare Products — 6.3%
Align Technology, Inc.*	9,810	362,676
Bruker Corp.*	19,350	253,291
Cepheid, Inc.*	8,920	307,829
Hanger Orthopedic Group, Inc.*	14,943	426,324
HeartWare International, Inc.*	2,400	226,776
Sirona Dental Systems, Inc.*	6,960	396,442
Thoratec Corp.*	13,000	449,800

		2,423,138

Home Furnishings — 0.7%
Select Comfort Corp.*	8,050	253,978

Internet — 9.4%
Angie’s List, Inc.*	15,910	168,328
BroadSoft, Inc.*	15,830	649,347
DealerTrack Holdings, Inc.*	4,365	121,565
ExactTarget, Inc.*	20,736	502,226
Expedia, Inc.	5,530	319,855
Liquidity Services, Inc.*	6,540	328,373
MercadoLibre, Inc.	4,890	403,669
Rackspace Hosting, Inc.*	5,040	333,094
TIBCO Software, Inc.*	22,360	675,943
TripAdvisor, Inc.*	3,667	120,754

		3,623,154

Machinery—Diversified — 4.0%
Chart Industries, Inc.*	7,260	536,151
Graco, Inc.	10,230	514,364
Wabtec Corp.	6,230	500,207

		1,550,722

Miscellaneous Manufacturing — 1.9%
Colfax Corp.*	8,916	326,950
Sodastream International Ltd.	9,930	388,958

		715,908

Oil & Gas — 3.4%
Approach Resources, Inc.*	12,204	367,707
Cabot Oil & Gas Corp.	6,750	303,075
PDC Energy, Inc.*	9,310	294,475
Plains Exploration & Production Co.*	9,100	340,977

		1,306,234

Oil & Gas Services — 1.0%
Oil States International, Inc.*	4,790	380,613

Pharmaceuticals — 4.4%
BioMarin Pharmaceutical, Inc.*	12,671	510,261
Catamaran Corp.*	4,070	398,738
Impax Laboratories, Inc.*	21,450	556,842
Orexigen Therapeutics, Inc.*	17,740	101,296
Threshold Pharmaceuticals, Inc.*	18,430	133,433

		1,700,570

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

SMID Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — 1.2%
CBRE Group, Inc., Class A*	24,440	$449,940

Retail — 11.4%
DSW, Inc., Class A	7,888	526,287
Fifth & Pacific CO., Inc.*	24,980	319,244
GNC Holdings, Inc., Class A	16,314	635,757
Hibbett Sports, Inc.*	7,140	424,473
Lumber Liquidators Holdings, Inc.*	3,890	197,145
Panera Bread Co., Class A*	3,530	603,242
PVH Corp.	5,180	485,470
Tractor Supply Co.	4,532	448,169
Ulta Salon Cosmetics & Fragrance, Inc.	4,501	433,469
Williams-Sonoma, Inc.	6,730	295,918

		4,369,174

Semiconductors — 1.4%
Mellanox Technologies Ltd.*	2,810	285,300
Skyworks Solutions, Inc.*	11,310	266,520

		551,820

Software — 5.8%
ACI Worldwide, Inc.*	10,830	457,676
Aspen Technology, Inc.*	28,850	745,772
athenahealth, Inc.*	3,480	319,360
CommVault Systems, Inc.*	11,830	694,421
Guidewire Software, Inc.*	850	26,393

		2,243,622

Telecommunications — 4.1%
EZchip Semiconductor Ltd.	8,440	258,180
Iridium Communications, Inc.*	47,310	346,309
SBA Communications Corp., Class A*	15,356	965,892

		1,570,381

Toys, Games & Hobbies — 1.1%
Leapfrog Enterprises, Inc.*	44,770	403,825

Transportation — 3.5%
Gulfmark Offshore, Inc., Class A*	7,550	249,452
Kansas City Southern	14,430	1,093,505

		1,342,957

TOTAL COMMON STOCKS (Cost $31,469,730)		35,922,279

SHORT-TERM INVESTMENTS — 6.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,478,227)	2,478,227	2,478,227

TOTAL INVESTMENTS — 100.0% (Cost $33,947,957)(a)		$38,400,506

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At September 30, 2012, the cost for Federal income tax purposes was $34,012,976. Net unrealized appreciation/depreciation was $4,387,530. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,061,585 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $674,055.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

SMID Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS	35,922,279	35,922,279	—	—
SHORT-TERM INVESTMENTS	2,478,227	2,478,227	—	—

TOTAL INVESTMENTS	38,400,506	38,400,506	—	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

SMID Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 89.4%
Apparel — 1.1%
The Jones Group, Inc.	34,540	$444,530

Auto Parts & Equipment — 2.8%
Dana Holding Corp.	22,120	272,076
Lear Corp.	13,110	495,427
TRW Automotive Holdings Corp.*	8,920	389,893

		1,157,396

Banks — 9.0%
Associated Banc-Corp.	33,700	443,829
CapitalSource, Inc.	80,410	609,508
Comerica, Inc.	16,375	508,444
Huntington Bancshares, Inc.	80,460	555,174
Popular, Inc.*	17,379	302,916
Susquehanna Bancshares, Inc.	37,420	391,413
Webster Financial Corp.	11,590	274,683
Zions Bancorporation	26,850	554,586

		3,640,553

Beverages — 1.3%
Constellation Brands, Inc., Class A*	16,300	527,305

Building Materials — 1.4%
Fortune Brands Home & Security, Inc.*	20,960	566,130

Chemicals — 0.5%
Ferro Corp.*	54,570	187,175

Commercial Services — 2.6%
Avis Budget Group, Inc.*	22,570	347,127
Convergys Corp.	24,480	383,602
Hertz Global Holdings, Inc.*	22,210	304,943

		1,035,672

Computers — 1.1%
Insight Enterprises, Inc.*	25,860	452,033

Distribution & Wholesale — 1.8%
Arrow Electronics, Inc.*	13,130	442,612
Ingram Micro, Inc., Class A*	19,000	289,370

		731,982

Diversified Financial Services — 2.3%
Aircastle Ltd.	36,940	418,530
Legg Mason, Inc.	20,270	500,264

		918,794

Electric — 4.8%
Great Plains Energy, Inc.	21,840	486,158
NV Energy, Inc.	27,770	500,138
PNM Resources, Inc.	24,360	512,291
Portland General Electric Co.	17,175	464,412

		1,962,999

Electrical Components & Equipment — 2.2%
EnerSys*	10,420	367,722
General Cable Corp.*	17,970	527,958

		895,680

Electronics — 4.6%
AU Optronics Corp. ADR*	78,290	272,449
Avnet, Inc.*	14,890	433,150

	Number of Shares	Value†

Electronics — (continued)
Flextronics International Ltd.*	53,270	$319,620
TTM Technologies, Inc.*	42,360	399,455
Vishay Intertechnology, Inc.*	45,390	446,184

		1,870,858

Engineering & Construction — 0.5%
Tutor Perini Corp.*	19,250	220,220

Food — 2.4%
Dole Food Co., Inc.*	34,920	489,928
Tyson Foods, Inc., Class A	31,230	500,304

		990,232

Gas — 2.7%
Atmos Energy Corp.	14,965	535,597
UGI Corp.	17,630	559,753

		1,095,350

Hand & Machine Tools — 0.8%
Kennametal, Inc.	8,550	317,034

Healthcare Services — 2.3%
Health Net, Inc.*	14,120	317,841
LifePoint Hospitals, Inc.*	14,160	605,765

		923,606

Home Builders — 3.1%
Meritage Homes Corp.*	10,420	396,273
NVR, Inc.*	535	451,807
PulteGroup, Inc.*	27,310	423,305

		1,271,385

Household Products & Wares — 1.0%
Avery Dennison Corp.	12,580	400,296

Housewares — 1.3%
Newell Rubbermaid, Inc.	28,470	543,492

Insurance — 8.9%
AmTrust Financial Services, Inc.	1,375	35,228
Aspen Insurance Holdings Ltd.	18,490	563,760
Fidelity National Financial, Inc., Class A	27,090	579,455
Platinum Underwriters Holdings Ltd.	12,650	517,005
Reinsurance Group of America, Inc.	9,245	535,008
Torchmark Corp.	9,970	511,960
Unum Group	20,565	395,259
Validus Holdings Ltd.	14,470	490,678

		3,628,353

Iron & Steel — 2.7%
Commercial Metals Co.	27,110	357,852
Reliance Steel & Aluminum Co.	8,130	425,605
Steel Dynamics, Inc.	28,330	318,146

		1,101,603

Leisure Time — 1.3%
Royal Caribbean Cruises Ltd.	17,200	519,612

Lodging — 1.2%
MGM Resorts International*	46,340	498,155

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

SMID Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery - Diversified — 0.5%
Sauer-Danfoss, Inc.	5,500	$221,155

Media — 1.2%
Gannett Co., Inc.	26,780	475,345

Metal Fabricate/Hardware — 1.1%
Timken Co.	12,460	463,014

Oil & Gas — 4.1%
Cimarex Energy Co.	8,110	474,841
Helmerich & Payne, Inc.	10,790	513,712
Plains Exploration & Production Co.*	8,920	334,232
Stone Energy Corp.*	13,700	344,144

		1,666,929

Real Estate Investment Trusts — 1.2%
RLJ Lodging Trust	25,780	487,500

Retail — 5.6%
ANN, Inc.*	12,900	486,717
Express, Inc.*	22,920	339,675
GameStop Corp., Class A	12,890	270,690
Office Depot, Inc.*	102,750	263,040
The Children’s Place Retail Stores, Inc.*	8,210	492,600
The Men’s Wearhouse, Inc.	12,240	421,423

		2,274,145

Savings & Loans — 2.0%
First Niagara Financial Group, Inc.	61,890	500,690
Washington Federal, Inc.	18,490	308,413

		809,103

Semiconductors — 4.3%
Amkor Technology, Inc.*	40,100	176,440
Entegris, Inc.*	49,590	403,167
Lam Research Corp.*	13,550	430,687
Micron Technology, Inc.*	66,770	399,618
MKS Instruments, Inc.	13,670	348,448

		1,758,360

Telecommunications — 2.5%
Amdocs Ltd.	15,805	521,407
Anixter International, Inc.*	4,050	232,713
Harris Corp.	5,120	262,246

		1,016,366

Transportation — 3.2%
Bristow Group, Inc.	10,455	528,500
Con-way, Inc.	14,930	408,634
Teekay Corp.	12,100	377,520

		1,314,654

TOTAL COMMON STOCKS (Cost $33,540,610)		36,387,016

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Apartments — 2.7%
Camden Property Trust	6,370	410,801
Home Properties, Inc.	4,330	265,299

	Number of Shares	Value†

Apartments — (continued)
Mid-America Apartment Communities, Inc.	6,390	$417,331

		1,093,431

Diversified — 1.2%
Entertainment Properties Trust	11,120	494,062

Forest Products & Paper — 1.0%
Plum Creek Timber Co.	9,460	414,726

Hotels & Resorts — 0.8%
DiamondRock Hospitality Co.	32,750	315,383

Office Property — 1.2%
BioMed Realty Trust, Inc.	26,550	497,016

Regional Malls — 1.1%
Glimcher Realty Trust	41,980	443,729

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,076,372)		3,258,347

SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,052,549)	1,052,549	1,052,549

TOTAL INVESTMENTS — 100.0% (Cost $37,669,531)@		$40,697,912

†	See Security Valuation Note.
*	Non-income producing security.
@	At September 30, 2012, the cost for Federal income tax purposes was $37,758,818 Net unrealized appreciation was $2,939,094. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,884,081 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,944,987.

ADR — American Depository Receipt.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

SMID Cap Value Fund

Country Weightings as of 09/30/2012††
United States	93%
Bermuda	3
Canada	1
Puerto Rico	1
Singapore	1
Taiwan	1

Total	100%

††	% of total investments as of September 30, 2012

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

SMID Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input		Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS	$36,387,016	$36,387,016	$		$
REAL ESTATE INVESTMENT TRUSTS	3,258,347	3,258,347
SHORT-TERM INVESTMENTS	1,052,549	1,052,549		—		—

TOTAL INVESTMENTS	40,697,912	40,697,912		—		—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 99.1%
Airlines — 0.8%
Copa Holdings S.A., Class A	8,067	$655,605

Apparel — 1.7%
Crocs, Inc.*	44,440	720,372
Steven Madden Ltd.*	13,825	604,429

		1,324,801

Auto Manufacturers — 4.5%
Tesla Motors, Inc.*	49,465	1,448,335
Wabash National Corp.*	298,560	2,128,733

		3,577,068

Auto Parts & Equipment — 1.1%
Tenneco, Inc.*	32,315	904,820

Biotechnology — 6.0%
Amarin Corp. Plc*	117,755	1,483,713
Ariad Pharmaceuticals, Inc.*	29,710	719,725
Cubist Pharmaceuticals, Inc.*	14,070	670,858
Emergent BioSolutions, Inc.*	78,655	1,117,687
Myriad Genetics, Inc.*	31,815	858,687

		4,850,670

Chemicals — 1.3%
American Vanguard Corp.	28,980	1,008,504

Commercial Services — 14.7%
Acacia Research—Acacia Technologies*	65,760	1,802,482
American Public Education, Inc.*	59,546	2,169,261
FTI Consulting, Inc.*	13,685	365,116
HMS Holdings Corp.*	25,475	851,629
Lender Processing Services, Inc.	73,905	2,061,210
Medifast, Inc.*	37,605	983,371
Parexel International Corp.*	20,745	638,116
ServiceSource International, Inc.*	68,965	707,581
United Rentals, Inc.*	44,420	1,452,978
VistaPrint N.V.*	23,644	807,443

		11,839,187

Computers — 0.3%
Mitek Systems, Inc.*	82,440	266,281

Diversified Financial Services — 6.8%
Encore Capital Group, Inc.*	52,265	1,477,009
Financial Engines, Inc.*	37,325	889,455
Nationstar Mortgage Holdings, Inc.*	50,340	1,670,281
WisdomTree Investments, Inc.*	212,712	1,425,170

		5,461,915

Entertainment — 1.4%
Pinnacle Entertainment, Inc.*	38,855	475,974
Shuffle Master, Inc.*	40,850	645,838

		1,121,812

Food — 0.9%
Smart Balance, Inc.*	57,920	699,674

Healthcare Products — 5.0%
Abiomed, Inc.*	41,220	865,208
Align Technology, Inc.*	26,061	963,475
Insulet Corp.*	32,795	707,716

	Number of Shares	Value†

Healthcare Products — (continued)
OraSure Technologies, Inc.*	102,400	$1,138,688
Spectranetics Corp.*	25,445	375,314

		4,050,401

Household Products & Wares — 1.0%
Tumi Holdings, Inc.*	33,090	778,939

Internet — 11.0%
BroadSoft, Inc.*	47,606	1,952,798
Cogent Communications Group, Inc.	50,905	1,170,306
Constant Contact, Inc.*	120,785	2,101,659
ExactTarget, Inc.*	36,880	893,234
Internap Network Services Corp.*	82,561	582,055
Pandora Media, Inc.*	77,260	845,997
Shutterfly, Inc.*	22,945	714,048
Sourcefire, Inc.*	12,375	606,746

		8,866,843

Iron & Steel — 0.2%
Metals USA Holdings Corp.*	8,735	116,787

Leisure Time — 1.7%
Life Time Fitness, Inc.*	29,710	1,358,935

Machinery—Diversified — 1.2%
The Manitowoc Co., Inc.	73,105	975,221

Metal Fabricate/Hardware — 2.3%
Dynamic Materials Corp.	54,000	811,080
Haynes International, Inc.	19,506	1,017,238

		1,828,318

Mining — 3.5%
Globe Specialty Metals, Inc.	102,977	1,567,310
Horsehead Holding Corp.*	133,284	1,244,872

		2,812,182

Miscellaneous Manufacturing — 4.0%
Polypore International, Inc.*	53,605	1,894,937
Sodastream International Ltd.	34,430	1,348,623

		3,243,560

Oil & Gas — 11.1%
Carrizo Oil & Gas, Inc.*	73,225	1,831,357
Comstock Resources, Inc.*	138,940	2,553,717
Goodrich Petroleum Corp.*	182,327	2,304,614
PDC Energy, Inc.*	25,990	822,064
Quicksilver Resources, Inc.*	341,113	1,395,152

		8,906,904

Oil & Gas Services — 1.2%
Tesco Corp.*	92,710	990,143

Retail — 1.2%
BJ’s Restaurants, Inc.*	8,020	363,707
Francesca’s Holdings Corp.*	18,670	573,729

		937,436

Semiconductors — 4.7%
Cavium, Inc.*	66,550	2,218,111

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Inphi Corp.*	143,065	$1,525,073

		3,743,184

Software — 2.0%
CommVault Systems, Inc.*	6,465	379,496
InnerWorkings, Inc.*	19,200	249,984
Medidata Solutions, Inc.*	10,655	442,182
QLIK Technologies, Inc.*	24,810	555,992

		1,627,654

Storage & Warehousing — 1.0%
Mobile Mini, Inc.*	47,997	802,030

Telecommunications — 5.1%
Acme Packet, Inc.*	99,825	1,707,007
IPG Photonics Corp.*	34,880	1,998,624
Sycamore Networks, Inc.*	26,249	404,235

		4,109,866

Transportation — 2.2%
Celadon Group, Inc.	37,739	606,466
Scorpio Tankers, Inc.*	191,785	1,150,710

		1,757,176

Trucking and Leasing — 1.2%
Greenbrier Cos., Inc.*	59,125	954,278

TOTAL COMMON STOCKS (Cost $74,889,491)		79,570,194

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $725,944)	725,944	725,944

TOTAL INVESTMENTS — 100.0% (Cost $75,615,435)(a)		$80,296,138

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $78,460,661. Net unrealized appreciation was $1,835,477. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,503,354 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,667,877.

ADS — American Depository Share

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Growth Fund

Country Weightings as of 09/30/2012††
United States	92%
Ireland	2
Israel	2
Canada	1
Netherlands	1
Panama	1
Principality of Monaco	1

Total	100%

††	% of total investments as of September 30, 2012

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS	$79,570,194	$79,570,194	$—	$—
SHORT-TERM INVESTMENTS	725,944	725,944	—	—

TOTAL INVESTMENTS	80,296,138	80,296,138	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 86.1%
Aerospace & Defense — 1.9%
AAR Corp.	20,148	$330,830
Kaman Corp.	36,489	1,308,496
Teledyne Technologies, Inc.*	12,755	808,539
Triumph Group, Inc.	15,023	939,388

		3,387,253

Apparel — 1.5%
Hanesbrands Inc.*	26,707	851,419
Steven Madden Ltd.*	22,524	984,749
The Warnaco Group, Inc.*	14,873	771,909

		2,608,077

Auto Parts & Equipment — 0.8%
American Axle & Manufacturing Holdings, Inc.*	63,074	710,844
Dana Holding Corp.	22,157	272,531
Tenneco, Inc.*	15,830	443,240

		1,426,615

Banks — 12.7%
BancorpSouth, Inc.	58,088	856,217
Bank of the Ozarks, Inc.	42,872	1,477,798
Banner Corp.	1,429	38,726
Boston Private Financial Holdings, Inc.	57,343	549,919
Bridge Capital Holdings*	12,231	189,091
CoBiz Financial, Inc.	32,185	225,295
Columbia Banking System, Inc.	5,684	105,381
Community Bank System, Inc.	30,596	862,501
F.N.B. Corp.	59,339	665,190
First Financial Bankshares, Inc.	23,895	860,937
First Midwest Bancorp, Inc.	55,629	698,144
Glacier Bancorp, Inc.	57,295	892,656
Hancock Holding Co.	23,946	741,129
Heritage Financial Corp.	16,047	241,186
Home BancShares, Inc.	16,940	577,485
Independent Bank Corp.	14,100	424,269
Lakeland Financial Corp.	12,835	354,246
MB Financial, Inc.	47,388	935,913
Pinnacle Financial Partners, Inc.*	32,027	618,762
PrivateBancorp, Inc.	51,816	828,538
Prosperity Bancshares, Inc.	33,219	1,415,794
Sandy Spring Bancorp, Inc.	14,160	272,580
SCBT Financial Corp.	18,141	730,720
Sierra Bancorp	7,983	97,872
Signature Bank*	28,665	1,922,848
Simmons First National Corp., Class A	8,180	199,224
Southcoast Financial Corp.*	10,671	44,285
Sterling Financial Corp.	27,682	616,478
Summit State Bank	9,857	61,113
Texas Capital Bancshares, Inc.*	34,461	1,713,056
The First of Long Island Corp.	8,510	262,193
Trico Bancshares	17,766	293,672
UMB Financial Corp.	27,323	1,330,084
Webster Financial Corp.	39,840	944,208

		22,047,510

Building Materials — 0.9%
Comfort Systems USA, Inc.	84,321	921,629

	Number of Shares	Value†

Building Materials — (continued)
Universal Forest Products, Inc.	16,343	$678,888

		1,600,517

Chemicals — 3.3%
Cytec Industries, Inc.	13,409	878,558
H.B. Fuller Co.	38,731	1,188,267
Minerals Technologies, Inc.	10,353	734,338
PolyOne Corp.	78,555	1,301,656
W.R. Grace & Co.*	16,654	983,918
Westlake Chemical Corp.	8,926	652,134

		5,738,871

Commercial Services — 2.5%
Aaron’s Inc.*	22,834	635,014
Convergys Corp.	68,107	1,067,237
H&E Equipment Services, Inc.*	31,534	382,192
Monro Muffler Brake, Inc.	19,889	699,894
On Assignment, Inc.*	34,619	689,610
Team Health Holdings, Inc.*	32,008	868,377

		4,342,324

Computers — 1.5%
Electronics for Imaging, Inc.*	57,707	958,513
Mentor Graphics Corp.*	57,754	894,032
NetScout Systems, Inc.*	27,621	704,612

		2,557,157

Cosmetics & Personal Care — 0.4%
Elizabeth Arden, Inc.*	15,330	724,189

Distribution & Wholesale — 1.1%
ScanSource, Inc.*	24,558	786,347
Watsco, Inc.	14,832	1,124,117

		1,910,464

Diversified Financial Services — 2.9%
BGC Partners, Inc., Class A	29,265	143,398
Cohen & Steers, Inc.	11,188	331,389
KBW, Inc.	24,282	399,925
Manning & Napier, Inc.	14,308	174,415
MarketAxess Holdings, Inc.	27,173	858,667
Ocwen Financial Corp.*	66,888	1,833,400
Piper Jaffray Cos.*	5,687	144,734
Stifel Financial Corp.*	33,619	1,129,598

		5,015,526

Electric — 4.9%
Allete, Inc.	13,062	545,208
Black Hills Corp.	7,481	266,099
Cleco Corp.	40,898	1,716,898
El Paso Electric Co.	83,123	2,846,963
GenOn Energy Inc.*	103,858	262,761
IDACORP, Inc.	39,740	1,719,550
NorthWestern Corp.	13,401	485,518
UNS Energy Corp.	15,356	642,802

		8,485,799

Electrical Components & Equipment — 1.2%
Belden, Inc.	35,667	1,315,399

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Littelfuse, Inc.	13,157	$743,897

		2,059,296

Electronics — 1.8%
Checkpoint Systems, Inc.*	49,301	408,212
Coherent, Inc.*	11,838	542,891
FARO Technologies, Inc.*	3,241	133,918
Newport Corp.*	70,461	779,298
PerkinElmer, Inc.	29,793	878,000
TTM Technologies, Inc.*	39,100	368,713

		3,111,032

Engineering & Construction — 0.5%
Michael Baker Corp.*	8,553	204,074
MYR Group, Inc.*	30,486	608,196

		812,270

Entertainment — 1.1%
Six Flags Entertainment Corp.	16,148	949,502
Vail Resorts, Inc.	16,081	927,070

		1,876,572

Environmental Control — 1.0%
Darling International, Inc.*	64,107	1,172,517
Waste Connections, Inc.	17,442	527,621

		1,700,138

Food — 0.9%
Calavo Growers, Inc.	6,693	167,325
The Hain Celestial Group, Inc.*	11,924	751,212
TreeHouse Foods, Inc.*	12,165	638,663

		1,557,200

Gas — 2.1%
Southwest Gas Corp.	80,577	3,561,503

Healthcare Products — 1.4%
Orthofix International N.V.*	20,797	930,666
PSS World Medical, Inc.*	33,804	770,055
West Pharmaceutical Services, Inc.	13,100	695,217

		2,395,938

Healthcare Services — 2.6%
Acadia Healthcare Co., Inc.*	38,985	929,792
HealthSouth Corp.*	88,099	2,119,662
ICON Plc ADR*	60,453	1,473,240

		4,522,694

Home Builders — 0.5%
Meritage Homes Corp.*	21,886	832,325

Home Furnishings — 0.5%
Harman International Industries, Inc.	14,091	650,440
Select Comfort Corp.*	8,043	253,757

		904,197

Insurance — 5.0%
Alterra Capital Holdings Ltd.	50,679	1,213,255
American Equity Investment Life Holding Co.	138,958	1,616,082
Aspen Insurance Holdings Ltd.	28,886	880,734
Enstar Group Ltd.*	5,349	533,028

	Number of Shares	Value†

Insurance — (continued)
Meadowbrook Insurance Group, Inc.	172,400	$1,325,756
ProAssurance Corp.	16,692	1,509,624
RLI Corp.	10,672	711,396
Tower Group, Inc.	48,841	947,027

		8,736,902

Investment Companies — 1.1%
Golub Capital BDC, Inc.	17,653	280,683
New Mountain Finance Corp.	17,984	266,523
PennantPark Investment Corp.	44,831	475,657
Solar Capital Ltd.	16,184	370,937
Solar Senior Capital Ltd.	11,587	207,523
THL Credit, Inc.	19,151	268,688

		1,870,011

Iron & Steel — 1.0%
Carpenter Technology Corp.	12,744	666,766
Commercial Metals Co.	16,112	212,678
Metals USA Holdings Corp.*	44,146	590,232
Schnitzer Steel Industries, Inc., Class A	9,364	263,597

		1,733,273

Leisure Time — 0.9%
Arctic Cat, Inc.*	11,957	495,737
Brunswick Corp.	14,551	329,289
Polaris Industries, Inc.	8,412	680,279

		1,505,305

Machinery—Diversified — 2.5%
Altra Holdings, Inc.	28,849	525,052
Applied Industrial Technologies, Inc.	24,739	1,024,937
Edwards Group Ltd*	80,304	530,809
Gardner Denver, Inc.	12,836	775,423
Graco, Inc.	17,545	882,162
Tennant Co.	8,766	375,360
Twin Disc, Inc.	15,083	269,986

		4,383,729

Metal Fabricate/Hardware — 0.8%
CIRCOR International, Inc.	7,136	269,384
Olympic Steel, Inc.	14,305	241,468
RBC Bearings, Inc.*	17,994	865,512

		1,376,364

Mining — 1.2%
Coeur d’Alene Mines Corp.*	19,120	551,229
Kaiser Aluminum Corp.	25,735	1,502,667

		2,053,896

Miscellaneous Manufacturing — 2.4%
A.O. Smith Corp.	18,993	1,092,857
AZZ, Inc.	10,711	406,804
Carlisle Cos., Inc.	26,951	1,399,296
Colfax Corp.*	12,369	453,571
Crane Co.	12,665	505,713
Raven Industries, Inc.	10,836	318,904

		4,177,145

Oil & Gas — 2.7%
Approach Resources, Inc.*	65,846	1,983,940
Magnum Hunter Resources Corp.*	60,771	269,823

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Matador Resources Co.*	44,756	$465,015
PDC Energy, Inc.*	21,384	676,376
Rex Energy Corp.*	30,851	411,861
Western Refining, Inc.	34,509	903,445

		4,710,460

Oil & Gas Services — 3.3%
Dril-Quip, Inc.*	21,550	1,549,014
Forum Energy Technologies, Inc.*	56,978	1,385,705
Lufkin Industries, Inc.	13,214	711,178
Newpark Resources, Inc.*	197,720	1,465,105
Thermon Group Holdings, Inc.*	27,605	689,849

		5,800,851

Real Estate — 0.3%
Kennedy-Wilson Holdings, Inc.	38,422	536,755

Retail — 5.1%
Asbury Automotive Group, Inc.*	13,024	364,021
Cabela’s, Inc.*	8,764	479,216
Casey’s General Stores, Inc.	9,878	564,429
Chico’s FAS, Inc.	31,232	565,612
DineEquity, Inc.*	3,331	186,536
First Cash Financial Services, Inc.*	11,712	538,869
Francesca’s Holdings Corp.*	13,565	416,852
Genesco, Inc.*	10,926	729,092
GNC Holdings, Inc., Class A	24,497	954,648
HSN, Inc.	14,173	695,186
Mattress Firm Holding Corp.*	16,130	454,059
Shoe Carnival, Inc.	20,834	490,224
Susser Holdings Corp.*	18,483	668,530
The Children’s Place Retail Stores, Inc.*	12,227	733,620
Vitamin Shoppe, Inc.*	4,471	260,749
World Fuel Services Corp.	22,235	791,788

		8,893,431

Savings & Loans — 1.5%
Brookline Bancorp, Inc.	44,508	392,560
Dime Community Bancshares Inc.	24,065	347,498
Flushing Financial Corp.	36,546	577,427
Northwest Bancshares, Inc.	41,686	509,820
Provident Financial Services, Inc.	33,963	536,276
WSFS Financial Corp.	7,395	305,266

		2,668,847

Semiconductors — 4.0%
Cabot Microelectronics Corp.*	33,018	1,160,252
Fairchild Semiconductor International, Inc.*	94,622	1,241,441
Hittite Microwave Corp.*	12,937	717,615
Intersil Corp., Class A	104,078	910,682
Micrel, Inc.	39,878	415,529
MKS Instruments, Inc.	40,967	1,044,249
Semtech Corp.*	56,004	1,408,501

		6,898,269

Software — 2.8%
Digi International, Inc.*	35,644	362,143
Interactive Intelligence Group, Inc.*	9,176	275,739
Monotype Imaging Holdings, Inc.	36,489	568,863
Parametric Technology Corp.*	58,207	1,268,913

	Number of Shares	Value†

Software — (continued)
SS&C Technologies Holdings, Inc.*	42,274	$1,065,728
SYNNEX Corp.*	21,373	696,332
Verint Systems, Inc.*	25,282	693,738

		4,931,456

Telecommunications — 2.0%
ADTRAN, Inc.	30,736	531,118
Anixter International, Inc.*	22,524	1,294,229
Plantronics, Inc.	18,129	640,497
Premiere Global Services, Inc.*	106,242	993,363

		3,459,207

Textiles — 0.5%
G&K Services, Inc., Class A	29,515	924,115

Transportation — 1.0%
Forward Air Corp.	32,349	983,733
Heartland Express, Inc.	57,208	764,299

		1,748,032

TOTAL COMMON STOCKS (Cost $127,359,257)		149,585,515

REAL ESTATE INVESTMENT TRUSTS — 11.4%
Apartments — 1.0%
American Campus Communities, Inc.	18,720	821,433
Mid-America Apartment Communities, Inc.	13,009	849,618

		1,671,051

Building & Real Estate — 3.2%
CreXus Investment Corp.	40,664	439,578
CYS Investments, Inc.	105,080	1,480,577
MFA Financial, Inc.	187,170	1,590,945
National Retail Properties, Inc.	29,790	908,595
Two Harbors Investment Corp.	102,729	1,207,066

		5,626,761

Diversified — 2.8%
Coresite Realty Corp.	39,519	1,064,642
DuPont Fabros Technology, Inc.	26,524	669,731
Entertainment Properties Trust	35,447	1,574,910
PS Business Parks, Inc.	23,661	1,581,028

		4,890,311

Healthcare — 0.8%
LTC Properties, Inc.	25,381	808,385
Omega Healthcare Investors, Inc.	21,961	499,173

		1,307,558

Hotels & Resorts — 1.3%
LaSalle Hotel Properties	50,077	1,336,555
Pebblebrook Hotel Trust	43,301	1,012,811

		2,349,366

Office Property — 0.6%
Hudson Pacific Properties, Inc.	59,238	1,095,903

Regional Malls — 0.6%
CBL & Associates Properties, Inc.	48,039	1,025,152

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Storage & Warehousing — 0.5%
CubeSmart	66,094	$850,630

Strip Centers — 0.6%
Acadia Realty Trust	38,995	967,856

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,750,155)		19,784,588

WARRANTS — 0.0%
Magnum Hunter Resources Corp.~ (Cost $0)	6,348	0

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,396,359)	4,396,359	4,396,359

TOTAL INVESTMENTS — 100.0% (Cost $147,505,771)(a)		$173,766,462

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $148,195,157. Net unrealized appreciation was $25,571,305. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,454,514 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,883,209.
~	Fair valued security. The total market value of fair valued securities at September 30, 2012 is 0.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS	$149,585,515	$149,585,515	$—	$—
REAL ESTATE INVESTMENT TRUSTS	19,784,588	19,784,588	—	—
SHORT-TERM INVESTMENTS	4,396,359	4,396,359	—	—

TOTAL INVESTMENTS	$173,766,462	$173,766,462	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — 90.1%
Advertising — 0.1%
Harte-Hanks, Inc.	978	$6,777
Marchex, Inc., Class B	745	2,846
MDC Partners, Inc.	600	7,404
Millennial Media, Inc.*	700	10,045

		27,072

Aerospace & Defense — 1.2%
AAR Corp.	1,169	19,195
AeroVironment, Inc.*	418	9,810
Astronics Corp.*	331	10,195
Cubic Corp.	469	23,478
Curtiss-Wright Corp.	1,726	56,440
Esterline Technologies Corp.*	1,040	58,386
GenCorp, Inc.*	2,440	23,156
HEICO Corp.	1,812	70,106
Kaman Corp.	848	30,409
Kratos Defense & Security Solutions, Inc.*	922	5,384
LMI Aerospace, Inc.*	153	3,127
Moog, Inc., Class A*	1,591	60,251
National Presto Industries, Inc.	146	10,641
Orbital Sciences Corp.*	1,696	24,694
Teledyne Technologies, Inc.*	1,204	76,322

		481,594

Agriculture — 0.4%
Alico, Inc.	51	1,593
Alliance One International, Inc.*	2,256	7,287
Cadiz, Inc.*	157	1,524
Griffin Land & Nurseries, Inc.	40	1,349
Limoneira Co.	100	1,843
Star Scientific, Inc.*	4,044	13,992
Tejon Ranch Co.*	388	11,656
The Andersons, Inc.	755	28,433
Universal Corp.	755	38,445
Vector Group Ltd.	2,038	33,810

		139,932

Airlines — 0.6%
Alaska Air Group, Inc.*	2,374	83,233
Allegiant Travel Co.*	401	25,407
Hawaiian Holdings, Inc.*	1,326	7,412
JetBlue Airways Corp.*	8,128	38,933
Republic Airways Holdings, Inc.*	1,201	5,561
SkyWest, Inc.	1,281	13,233
Spirit Airlines, Inc.*	1,400	23,912
US Airways Group, Inc.*	4,718	49,350

		247,041

Apparel — 1.2%
Cherokee, Inc.	200	2,912
Columbia Sportswear Co.	311	16,794
Crocs, Inc.*	2,600	42,146
Delta Apparel, Inc.*	200	2,754
G-III Apparel Group Ltd.*	404	14,504
Iconix Brand Group, Inc.*	2,442	44,542
K-Swiss, Inc., Class A*	424	1,454
Maidenform Brands, Inc.*	538	11,018
Oxford Industries, Inc.	608	34,322
Perry Ellis International, Inc.*	414	9,129

	Number of Shares	Value†

Apparel — (continued)
Quiksilver, Inc.*	4,460	$14,807
RG Barry Corp.	200	2,948
Skechers U.S.A., Inc., Class A*	1,116	22,766
Steven Madden Ltd.*	1,233	53,907
The Jones Group, Inc.	2,665	34,298
The Warnaco Group, Inc.*	1,460	75,774
True Religion Apparel, Inc.	626	13,353
Unifi, Inc.*	360	4,615
Weyco Group, Inc.	100	2,435
Wolverine World Wide, Inc.	1,691	75,030

		479,508

Auto Manufacturers — 0.0%
Wabash National Corp.*	2,200	15,686

Auto Parts & Equipment — 0.9%
Accuride Corp.*	1,000	4,660
American Axle & Manufacturing Holdings, Inc.*	1,716	19,339
Commercial Vehicle Group, Inc.*	600	4,410
Cooper Tire & Rubber Co.	1,849	35,464
Dana Holding Corp.	5,096	62,681
Dorman Products, Inc.*	892	28,107
Douglas Dynamics, Inc.	500	7,395
Exide Technologies*	1,787	5,540
Federal-Mogul Corp.*	1,000	9,150
Fuel Systems Solutions, Inc.*	634	10,898
Gentherm, Inc.*	1,168	14,530
Meritor, Inc.*	2,645	11,215
Miller Industries, Inc.	443	7,110
Modine Manufacturing Co.*	1,077	7,948
Spartan Motors, Inc.	917	4,585
Standard Motor Products, Inc.	700	12,894
Superior Industries International, Inc.	519	8,870
Tenneco, Inc.*	2,100	58,800
Titan International, Inc.	1,213	21,421
Tower International, Inc.*	200	1,542

		336,559

Banks — 6.3%
1st Source Corp.	326	7,260
1st United Bancorp, Inc.*	400	2,580
Alliance Financial Corp.	73	2,935
American National Bankshares, Inc.	400	9,036
Ameris Bancorp*	447	5,628
Ames National Corp.	199	4,147
Arrow Financial Corp.	357	8,925
BancFirst Corp.	160	6,874
Banco Latinoamericano de Exportaciones S.A., Class E	1,110	24,520
Bancorp, Inc.*	512	5,258
BancorpSouth, Inc.	3,449	50,838
Bank of Kentucky Financial Corp.	200	5,548
Bank of Marin Bancorp	90	3,826
Bank of the Ozarks, Inc.	976	33,643
Banner Corp.	800	21,680
Bar Harbor Bankshares	200	7,148
Boston Private Financial Holdings, Inc.	2,858	27,408

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bridge Bancorp, Inc.	107	$2,494
Bridge Capital Holdings*	300	4,638
Bryn Mawr Bank Corp.	232	5,206
Camden National Corp.	326	12,075
Capital City Bank Group, Inc.*	269	2,862
Cardinal Financial Corp.	618	8,837
Cass Information Systems, Inc.	231	9,695
Cathay General Bancorp	2,450	42,287
Center Bancorp, Inc.	400	4,768
CenterState Banks of Florida, Inc.	1,432	12,773
Central Pacific Financial Corp.*	400	5,720
Century Bancorp, Inc., Class A	69	2,202
Chemical Financial Corp.	1,066	25,797
Citizens & Northern Corp.	356	6,981
Citizens Republic Bancorp, Inc.*	1,400	27,090
City Holding Co.	348	12,472
CNB Financial Corp.	474	8,300
CoBiz Financial, Inc.	600	4,200
Columbia Banking System, Inc.	1,170	21,692
Community Bank System, Inc.	1,311	36,957
Community Trust Bancorp, Inc.	321	11,407
CVB Financial Corp.	2,592	30,948
Eagle Bancorp, Inc.*	385	6,437
Enterprise Bancorp, Inc.	300	5,124
Enterprise Financial Services Corp.	382	5,195
F.N.B. Corp.	4,308	48,293
Financial Institutions, Inc.	340	6,338
First Bancorp	324	3,736
First Bancorp Puerto Rico*	3,100	13,702
First Bancorp, Inc.	234	4,107
First Busey Corp.	1,802	8,794
First California Financial Group, Inc.*	1,300	9,048
First Commonwealth Financial Corp.	4,021	28,348
First Community Bancshares, Inc.	326	4,975
First Connecticut Bancorp, Inc.	659	8,903
First Financial Bancorp	1,605	27,141
First Financial Bankshares, Inc.	1,126	40,570
First Financial Corp.	280	8,775
First Interstate Bancsystem, Inc.	400	5,984
First Merchants Corp.	1,238	18,582
First Midwest Bancorp, Inc.	2,414	30,296
FirstMerit Corp.	3,776	55,621
Franklin Financial Corp.*	400	6,824
German American Bancorp, Inc.	292	7,043
Glacier Bancorp, Inc.	2,021	31,487
Great Southern Bancorp, Inc.	171	5,286
Guaranty Bancorp*	4,500	9,090
Hampton Roads Bankshares, Inc.*	558	837
Hancock Holding Co.	2,572	79,603
Hanmi Financial Corp*	813	10,415
Heartland Financial USA, Inc.	317	8,645
Heritage Commerce Corp.*	600	4,164
Heritage Financial Corp.	508	7,635
Home BancShares, Inc.	582	19,840
Hudson Valley Holding Corp.	462	7,877
Iberiabank Corp.	1,046	47,907

	Number of Shares	Value†

Banks — (continued)
Independent Bank Corp.	771	$23,199
International Bancshares Corp.	1,525	29,051
Lakeland Bancorp, Inc.	559	5,786
Lakeland Financial Corp.	494	13,634
MainSource Financial Group, Inc.	521	6,690
MB Financial, Inc.	2,049	40,468
Mercantile Bank Corp.*	500	8,570
Merchants Bancshares, Inc.	86	2,541
Metro Bancorp, Inc.*	263	3,332
Metrocorp Bancshares, Inc.*	900	9,531
Midsouth Bancorp, Inc.	186	3,011
MidWestOne Financial Group, Inc.	400	8,616
National Bankshares, Inc.	119	3,951
National Penn Bancshares, Inc.	4,487	40,877
NBT Bancorp, Inc.	1,311	28,934
Northrim BanCorp, Inc.	400	8,056
Old National Bancorp	3,386	46,083
OmniAmerican Bancorp, Inc.*	291	6,614
Oriental Financial Group, Inc.	1,010	10,625
Pacific Capital Bancorp*	100	4,590
Pacific Continental Corp.	262	2,340
PacWest Bancorp	1,023	23,908
Park National Corp.	324	22,686
Park Sterling Corp.*	800	3,952
Peapack-Gladstone Financial Corp.	500	8,170
Penns Woods Bancorp, Inc.	68	3,014
Peoples Bancorp, Inc.	272	6,226
Pinnacle Financial Partners, Inc.*	1,063	20,537
Preferred Bank Los Angeles CA*	700	9,926
PrivateBancorp, Inc.	1,898	30,349
Prosperity Bancshares, Inc.	1,626	69,300
Renasant Corp.	1,037	20,330
Republic Bancorp, Inc., Class A	387	8,495
S&T Bancorp, Inc.	659	11,605
S.Y. Bancorp, Inc.	445	10,529
Sandy Spring Bancorp, Inc.	785	15,111
SCBT Financial Corp.	596	24,007
Seacoast Banking Corp. of Florida*	2,200	3,498
Sierra Bancorp	212	2,599
Simmons First National Corp., Class A	400	9,742
Southside Bancshares, Inc.	351	7,655
Southwest Bancorp, Inc.*	436	4,731
State Bank Financial Corp.	800	13,192
StellarOne Corp.	616	8,107
Sterling Bancorp	686	6,805
Sterling Financial Corp.	700	15,589
Suffolk Bancorp*	143	2,096
Sun Bancorp, Inc.*	1,100	3,707
Susquehanna Bancshares, Inc.	5,633	58,921
Taylor Capital Group, Inc.*	833	14,261
Texas Capital Bancshares, Inc.*	1,373	68,252
The First of Long Island Corp.	195	6,008
Tompkins Financial Corp.	358	14,506
TowneBank	972	14,901
Trico Bancshares	304	5,025
TrustCo Bank Corp.	3,252	18,601

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Trustmark Corp.	2,030	$49,410
UMB Financial Corp.	1,081	52,623
Umpqua Holdings Corp.	3,962	51,070
Union First Market Bankshares Corp.	742	11,546
United Bankshares, Inc.	1,894	47,180
United Community Banks, Inc.*	978	8,205
Univest Corp. of Pennsylvania	300	5,400
Virginia Commerce Bancorp*	400	3,500
Walker & Dunlap*	400	6,148
Washington Banking Co.	475	6,731
Washington Trust Bancorp, Inc.	670	17,601
Webster Financial Corp.	2,228	52,804
WesBanco, Inc.	615	12,737
West Bancorporation, Inc.	268	3,229
West Coast Bancorp	659	14,841
Westamerica Bancorporation	973	45,780
Western Alliance Bancorp*	3,175	32,385
Wilshire Bancorp, Inc.*	1,576	9,929
Wintrust Financial Corp.	1,042	39,148

		2,456,384

Beverages — 0.2%
Boston Beer Co., Inc., Class A*	210	23,514
Central European Distribution Corp.*	1,700	4,845
Coca-Cola Bottling Co. Consolidated	174	11,849
Farmers Brothers Co.*	204	1,940
National Beverage Corp.*	242	3,669
Peet’s Coffee & Tea, Inc.*	359	26,329

		72,146

Biotechnology — 2.5%
Acorda Therapeutics, Inc.*	1,231	31,526
Affymax, Inc.*	1,410	29,695
Alkermes plc*	3,692	76,609
Alnylam Pharmaceuticals, Inc.*	1,339	25,160
AMAG Pharmaceuticals, Inc.*	556	9,863
Arena Pharmaceuticals, Inc.*	7,306	60,786
Arqule, Inc.*	1,796	9,177
Astex Pharmaceuticals, Inc.*	3,951	12,129
BioCryst Pharmaceuticals, Inc.*	597	2,531
Biotime, Inc.*	400	1,680
Cambrex Corp.*	667	7,824
Celldex Therapeutics, Inc.*	2,744	17,287
Cubist Pharmaceuticals, Inc.*	2,044	97,458
Curis, Inc.*	1,673	6,926
Dendreon Corp.*	4,900	23,667
Dynavax Technologies Corp.*	7,500	35,700
Emergent BioSolutions, Inc.*	758	10,771
Enzon Pharmaceuticals, Inc.*	905	6,299
Exact Sciences Corp.*	2,000	22,020
Exelixis, Inc.*	5,569	26,843
Geron Corp.*	2,750	4,675
GTx, Inc.*	1,000	4,580
Halozyme Therapeutics, Inc.*	2,389	18,061
Harvard Bioscience, Inc.*	700	2,961
Immunogen, Inc.*	2,463	35,960
Immunomedics, Inc.*	1,436	5,040
InterMune, Inc.*	2,243	20,120

	Number of Shares	Value†

Biotechnology — (continued)
Lexicon Pharmaceuticals, Inc.*	5,926	$13,748
Ligand Pharmaceuticals, Inc.*	444	7,615
Maxygen, Inc.*	600	1,584
Momenta Pharmaceuticals, Inc.*	1,182	17,222
Newlink Genetics Corp.*	600	9,738
Novavax, Inc.*	4,729	10,215
NPS Pharmaceuticals, Inc.*	3,757	34,752
Omeros Corp.*	1,000	9,400
OncoGenex Pharmaceutical, Inc.*	300	4,251
Oncothyreon, Inc.*	1,000	5,140
Pacific Biosciences of California, Inc.*	800	1,464
PDL BioPharma, Inc.	5,117	39,350
Repligen Corp.*	2,000	11,920
RTI Biologics, Inc.*	2,035	8,486
Sangamo Biosciences, Inc.*	1,003	6,098
Seattle Genetics, Inc.*	3,206	86,402
Sequenom, Inc.*	2,897	10,226
The Medicines Co.*	1,892	48,832
Trius Therapeutics, Inc.*	1,200	6,996
Vical, Inc.*	2,121	9,163
Xoma Corp.*	3,600	13,284
ZIOPHARM Oncology, Inc.*	1,500	8,175

		969,409

Building & Real Estate — 0.0%
AV Homes, Inc.*	195	2,894

Building Materials — 1.0%
AAON, Inc.	438	8,624
Apogee Enterprises, Inc.	1,043	20,464
Builders FirstSource, Inc.*	1,273	6,607
Comfort Systems USA, Inc.	1,227	13,411
Drew Industries, Inc.*	491	14,833
Eagle Materials, Inc.	1,489	68,881
Gibraltar Industries, Inc.*	801	10,269
Louisiana-Pacific Corp.*	4,294	53,675
LSI Industries, Inc.	314	2,116
NCI Building Systems, Inc.*	464	4,654
Nortek, Inc.*	300	16,419
Quanex Building Products Corp.	1,225	23,079
Simpson Manufacturing Co., Inc.	1,485	42,501
Texas Industries, Inc.*	633	25,731
Trex Co., Inc.*	331	11,294
Universal Forest Products, Inc.	783	32,526
USG Corp.*	2,200	48,290

		403,374

Chemicals — 1.7%
A. Schulman, Inc.	788	18,770
Aceto Corp.	642	6,067
American Vanguard Corp.	878	30,554
Balchem Corp.	905	33,241
Chemtura Corp.*	3,344	57,584
Codexis, Inc.*	612	1,854
Ferro Corp.*	2,638	9,048
Georgia Gulf Corp.	1,000	36,220
H.B. Fuller Co.	1,780	54,610
Hawkins, Inc.	249	10,346

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Innophos Holdings, Inc.	596	$28,900
Innospec, Inc.*	600	20,352
KMG Chemicals, Inc.	200	3,700
Kraton Performance Polymers, Inc.*	1,041	27,170
Landec Corp.*	518	5,931
Minerals Technologies, Inc.	664	47,098
Olin Corp.	2,792	60,670
OM Group, Inc.*	1,254	23,249
Omnova Solutions, Inc.*	1,168	8,842
PolyOne Corp.	2,556	42,353
Quaker Chemical Corp.	511	23,848
Sensient Technologies Corp.	1,474	54,184
Spartech Corp.*	446	2,386
Stepan Co.	254	24,415
TPC Group, Inc.*	300	12,243
Zep, Inc.	592	8,951
Zoltek Cos., Inc.*	595	4,576

		657,162

Coal — 0.3%
Arch Coal, Inc.	6,700	42,411
Cloud Peak Energy, Inc.*	1,700	30,770
SunCoke Energy, Inc.*	2,441	39,349
Westmoreland Coal Co.*	300	2,979

		115,509

Commercial Services — 6.3%
ABM Industries, Inc.	2,139	40,491
Acacia Research - Acacia Technologies*	1,480	40,567
Accretive Health, Inc.*	2,012	22,454
American Public Education, Inc.*	455	16,576
American Reprographics Co.*	736	3,143
AMN Healthcare Services, Inc.*	1,909	19,205
Arbitron, Inc.	771	29,221
Ascent Capital Group Inc., Class A*	431	23,278
Aveo Pharmaceuticals, Inc.*	1,400	14,574
Avis Budget Group, Inc.*	3,066	47,155
Barrett Business Services, Inc.	142	3,848
Bridgepoint Education, Inc.*	533	5,410
Capella Education Co.*	407	14,269
Cardtronics, Inc.*	1,363	40,590
Career Education Corp.*	2,300	8,671
Carriage Services, Inc.	1,100	10,637
CBIZ, Inc.*	1,340	8,067
CDI Corp.	241	4,104
Cenveo, Inc.*	1,299	2,975
Chemed Corp.	629	43,583
Consolidated Graphics, Inc.*	242	6,314
Convergys Corp.	3,583	56,146
Corinthian Colleges, Inc.*	1,570	3,737
Corvel Corp.*	181	8,100
CoStar Group, Inc.*	862	70,287
CRA International, Inc.*	274	4,735
Cross Country Healthcare, Inc.*	584	2,756
Deluxe Corp.	1,607	49,110
DFC Global Corp.*	1,180	20,237
Dollar Thrifty Automotive Group, Inc.*	903	78,498
Education Management Corp.*	1,500	4,665

	Number of Shares	Value†

Commercial Services — (continued)
Electro Rent Corp.	415	$7,341
Euronet Worldwide, Inc.*	1,655	31,097
Examworks Group, Inc.*	600	8,952
ExlService Holdings, Inc.*	900	26,550
Firsthand Technology Value Fund, Inc.*	500	8,720
Forrester Research, Inc.	375	10,789
Franklin Covey Co.*	241	2,892
FTI Consulting, Inc.*	1,256	33,510
Global Cash Access Holdings, Inc.*	2,396	19,288
Grand Canyon Education, Inc.*	1,356	31,907
Great Lakes Dredge & Dock Corp.	1,351	10,403
Green Dot Corp.*	900	11,007
H&E Equipment Services, Inc.*	959	11,623
Healthcare Services Group	2,480	56,718
Heartland Payment Systems, Inc.	1,469	46,538
Heidrick & Struggles International, Inc.	369	4,701
Hill International, Inc.*	589	2,568
Hillenbrand, Inc.	1,674	30,450
HMS Holdings Corp.*	2,815	94,105
Hudson Global, Inc.*	600	2,676
Huron Consulting Group, Inc.*	728	25,349
ICF International, Inc.*	448	9,005
Insperity, Inc.	924	23,313
Intersections, Inc.	300	3,162
K12, Inc.*	752	15,190
Kelly Services, Inc., Class A	614	7,736
Kenexa Corp.*	934	42,805
Kforce, Inc.*	686	8,088
Korn/Ferry International*	2,090	32,040
Landauer, Inc.	280	16,722
Lincoln Educational Services Corp.	565	2,373
Live Nation Entertainment, Inc.*	4,971	42,800
Mac-Gray Corp.	199	2,669
Maximus, Inc.	1,044	62,348
McGrath Rentcorp	753	19,646
Medifast, Inc.*	631	16,501
Moneygram International Inc*	878	13,117
Monro Muffler Brake, Inc.	937	32,973
Monster Worldwide, Inc.*	3,900	28,587
Multi-Color Corp.	367	8,500
National American University Holdings, Inc.	400	2,000
National Research Corp.	29	1,458
Navigant Consulting, Inc.*	1,584	17,503
Odyssey Marine Exploration, Inc.*	1,800	5,688
On Assignment, Inc.*	1,452	28,924
Parexel International Corp.*	1,799	55,337
Pendrell Corp.*	3,700	4,181
PHH Corp.*	1,789	36,406
PRGX Global*	600	5,136
Quad Graphics, Inc.	600	10,176
Rent-A-Center, Inc.	1,953	68,511
Resources Connection, Inc.	1,022	13,398
RPX Corp.*	900	10,089
ServiceSource International, Inc.*	1,700	17,442
Sotheby’s	2,041	64,291
Standard Parking Corp.*	393	8,815

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Steiner Leisure Ltd.	443	$20,622
Stewart Enterprises, Inc., Class A	2,008	16,857
Strayer Education, Inc.	400	25,740
Swisher Hygiene, Inc.*	2,100	2,898
Team Health Holdings, Inc.*	972	26,370
Team, Inc.*	492	15,670
TeleTech Holdings, Inc.*	707	12,054
The Advisory Board Co.*	1,150	55,004
The Corporate Executive Board Co.	969	51,967
The GEO Group, Inc.	1,973	54,593
The Hackett Group, Inc.*	516	2,157
The Providence Service Corp.*	200	2,598
TMS International Corp.*	300	2,970
TNS, Inc.*	642	9,598
TrueBlue, Inc.*	1,176	18,487
Universal Technical Institute, Inc.	525	7,192
Valassis Communications, Inc.*	1,366	33,727
Viad Corp.	471	9,825
VistaPrint N.V.*	1,200	40,980
Wright Express Corp.*	1,257	87,638
Zillow, Inc. Class A*	188	7,930
Zipcar, Inc.*	1,200	9,336

		2,431,730

Computers — 1.8%
3D Systems Corp.*	1,356	44,545
Acorn Energy, Inc.	1,000	8,920
Agilysys, Inc.*	376	3,234
CACI International, Inc., Class A*	950	49,200
CIBER, Inc.*	1,557	5,403
Computer Task Group, Inc.*	279	4,514
Cray, Inc.*	1,899	24,117
Datalink Corp.*	900	7,452
Digimarc Corp.	100	2,225
Echelon Corp.*	705	2,707
Electronics for Imaging, Inc.*	1,324	21,992
iGate Corp.*	757	13,755
Imation Corp.*	584	3,265
Immersion Corp.*	842	4,606
Insight Enterprises, Inc.*	1,243	21,728
J2 Global, Inc.	1,374	45,095
LivePerson, Inc.*	1,925	34,862
Manhattan Associates, Inc.*	717	41,063
Maxwell Technologies, Inc.*	666	5,408
Mentor Graphics Corp.*	2,876	44,520
Mercury Computer Systems, Inc.*	736	7,816
MTS Systems Corp.	560	29,988
NetScout Systems, Inc.*	1,265	32,270
OCZ Technology Group, Inc.*	1,700	5,899
Quantum Corp.*	5,361	8,631
RadiSys Corp.*	540	1,944
RealD, Inc.*	1,608	14,375
Silicon Graphics International Corp.*	666	6,061
Spansion, Inc., Class A*	1,200	14,304
STEC, Inc.*	899	6,068
Stratasys, Inc.*	621	33,782
Super Micro Computer, Inc.*	871	10,478

	Number of Shares	Value†

Computers — (continued)
SYKES Enterprises, Inc.*	936	$12,580
Synaptics, Inc.*	916	22,002
Syntel, Inc.	580	36,198
The Keyw Holding Corp.*	300	3,750
Unisys Corp.*	1,224	25,484
Virtusa Corp.*	889	15,797
Vocera Communications, Inc.*	400	12,364

		688,402

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.*	714	33,729
Inter Parfums, Inc.	324	5,929
Revlon, Inc., Class A*	270	4,169

		43,827

Distribution & Wholesale — 1.1%
Beacon Roofing Supply, Inc.*	1,681	47,908
Brightpoint, Inc.*	2,715	24,381
Chindex International, Inc.*	314	3,244
Core-Mark Holding Co., Inc.	541	26,028
Houston Wire & Cable Co.	369	3,970
MWI Veterinary Supply, Inc.*	426	45,446
Owens & Minor, Inc.	2,176	65,019
Pool Corp.	1,676	69,688
Rentrak Corp.*	165	2,793
ScanSource, Inc.*	781	25,008
Titan Machinery, Inc.*	523	10,606
United Stationers, Inc.	1,119	29,116
Watsco, Inc.	938	71,091

		424,298

Diversified Financial Services — 2.1%
Aircastle Ltd.	1,976	22,388
Apollo Residential Mortgage, Inc.	932	20,541
Artio Global Investors, Inc.	696	2,074
BBCN Bancorp, Inc.*	2,485	31,336
BGC Partners, Inc., Class A	3,507	17,184
Calamos Asset Management, Inc., Class A	469	5,459
Cohen & Steers, Inc.	517	15,314
Cowen Group, Inc., Class A*	2,090	5,643
Credit Acceptance Corp.*	224	19,154
Diamond Hill Investment Group, Inc.*	50	3,834
Doral Financial Corp.*	3,277	3,083
Duff & Phelps Corp., Class A	670	9,119
Ellie Mae, Inc.*	800	21,784
Encore Capital Group, Inc.*	797	22,523
Epoch Holding Corp.	580	13,398
Evercore Partners, Inc., Class A	1,022	27,594
FBR Capital Markets Corp.*	1,108	3,424
Federal Agricultural Mortgage Corp., Class C	200	5,148
Financial Engines, Inc.*	1,700	40,511
FXCM, Inc.	600	5,730
GAMCO Investors, Inc., Class A	162	8,060
GFI Group, Inc.	1,724	5,482
Greenhill & Co., Inc.	900	46,575
GSV Capital Corp.*	1,000	8,630
Higher One Holdings, Inc.*	700	9,436

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
INTL FCstone, Inc.*	293	$5,585
Investment Technology Group, Inc.*	1,000	8,700
JMP Group, Inc.	263	1,444
KBW, Inc.	921	15,169
Knight Capital Group, Inc., Class A*	2,825	7,571
Ladenburg Thalmann Financial Services, Inc.*	1,800	2,376
Manning & Napier, Inc.	300	3,657
MarketAxess Holdings, Inc.	1,199	37,888
Marlin Business Services Corp.	200	4,242
National Financial Partners Corp.*	1,015	17,154
Nationstar Mortgage Holdings, Inc.*	800	26,544
Nelnet, Inc., Class A	799	18,968
Netspend Holdings, Inc.*	700	6,881
NewStar Financial, Inc.*	500	5,995
Nicholas Financial, Inc.	300	3,873
Ocwen Financial Corp.*	3,260	89,357
Oppenheimer Holdings, Inc., Class A	238	3,796
Piper Jaffray Cos.*	387	9,849
Portfolio Recovery Associates, Inc.*	516	53,886
Pzena Investment Management, Inc., Class A	130	677
Seacube Container Leasing Ltd.	300	5,625
Stifel Financial Corp.*	1,909	64,142
SWS Group, Inc.*	768	4,692
Teton Advisors, Inc., Class B~	2	26
The First Marblehead Corp.*	714	750
Virtus Investment Partners, Inc.*	172	14,792
Westwood Holdings Group, Inc.	111	4,330
WisdomTree Investments, Inc.*	2,300	15,410
World Acceptance Corp.*	362	24,417

		831,220

Electric — 2.4%
Allete, Inc.	1,151	48,043
Ameresco, Inc., Class A*	300	3,543
Atlantic Power Corp.	4,127	61,740
Avista Corp.	2,139	55,058
Black Hills Corp.	1,348	47,948
CH Energy Group, Inc.	462	30,127
Cleco Corp.	2,071	86,941
El Paso Electric Co.	1,177	40,312
EnerNOC, Inc.*	700	9,086
Genie Energy Ltd.*	300	2,151
GenOn Energy Inc.*	25,000	63,250
IDACORP, Inc.	1,701	73,602
MGE Energy, Inc.	828	43,876
NorthWestern Corp.	1,280	46,375
Ormat Technologies, Inc.	400	7,500
Otter Tail Corp.	1,292	30,827
Pike Electric Corp.*	358	2,846
PNM Resources, Inc.	2,910	61,197
Portland General Electric Co.	2,556	69,114
The Empire District Electric Co.	1,219	26,270
UIL Holdings Corp.	1,491	53,467
Unitil Corp.	363	9,881
UNS Energy Corp.	1,427	59,734
		932,888

	Number of Shares	Value†

Electrical Components & Equipment — 1.0%
A123 Systems, Inc.*	1,700	$425
Acuity Brands, Inc.	1,332	84,302
Advanced Energy Industries, Inc.*	1,393	17,162
American Superconductor Corp.*	1,090	4,524
Belden, Inc.	1,555	57,348
Capstone Turbine Corp.*	9,700	9,700
Coleman Cable, Inc.	300	2,892
Encore Wire Corp.	571	16,707
EnerSys*	1,723	60,805
Generac Holdings, Inc.	649	14,856
Graham Corp.	266	4,807
InSteel Industries, Inc.	391	4,586
Littelfuse, Inc.	778	43,988
Powell Industries, Inc.*	229	8,855
Power-One, Inc.*	1,424	7,974
Sunpower Corp.*	2,100	9,471
Universal Display Corp.*	1,149	39,503
Vicor Corp.*	422	2,815

		390,720

Electronics — 2.0%
American Science & Engineering, Inc.	278	18,239
Analogic Corp.	507	39,632
Badger Meter, Inc.	459	16,703
Bel Fuse, Inc., Class B	269	5,025
Benchmark Electronics, Inc.*	1,677	25,608
Brady Corp., Class A	1,557	45,589
Checkpoint Systems, Inc.*	945	7,825
Coherent, Inc.*	673	30,864
CTS Corp.	863	8,690
Cymer, Inc.*	957	48,864
Daktronics, Inc.	709	6,743
Electro Scientific Industries, Inc.	693	8,468
FARO Technologies, Inc.*	420	17,354
FEI Co.	1,246	66,661
Fluidigm Corp.*	900	15,300
II-VI, Inc.*	1,556	29,595
InvenSense, Inc.*	1,400	16,730
Kemet Corp.*	1,100	4,840
Measurement Specialties, Inc.*	370	12,203
Methode Electronics, Inc.	860	8,351
Multi-Fineline Electronix, Inc.*	152	3,428
Newport Corp.*	863	9,545
NVE Corp.*	109	6,452
OSI Systems, Inc.*	657	51,141
Park Electrochemical Corp.	633	15,717
Plexus Corp.*	1,203	36,439
Rofin-Sinar Technologies, Inc.*	1,186	23,400
Rogers Corp.*	460	19,486
Sanmina-SCI Corp.*	2,326	19,748
Stoneridge, Inc.*	673	3,345
Taser International, Inc.*	1,711	10,317
TTM Technologies, Inc.*	1,259	11,872
Viasystems Group, Inc.*	100	1,730
Vishay Precision Group, Inc.*	300	4,194
Watts Water Technologies, Inc., Class A	917	34,690
Woodward, Inc.	2,323	78,935

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Zagg, Inc.*	500	$4,265
Zygo Corp.*	382	6,987

		774,975

Energy-Alternate Sources — 0.3%
Amyris, Inc.*	400	1,376
Clean Energy Fuels Corp.*	2,200	28,974
First Solar, Inc.*	2,000	44,290
FuelCell Energy, Inc.*	2,681	2,359
Futurefuel Corp.	500	6,055
Gevo, Inc.*	200	426
Green Plains Renewable Energy, Inc.*	467	2,737
Headwaters, Inc.*	1,480	9,738
Kior, Inc - Class A*	380	3,534
Rex Stores Corp.*	192	3,458
Solazyme, Inc.*	1,300	14,924

		117,871

Engineering & Construction — 0.6%
Argan, Inc.	136	2,373
Dycom Industries, Inc.*	853	12,266
EMCOR Group, Inc.	2,363	67,440
Exponent, Inc.*	520	29,687
Granite Construction, Inc.	1,144	32,855
Layne Christensen Co.*	426	8,354
MasTec, Inc.*	1,964	38,691
Michael Baker Corp.*	191	4,557
Mistras Group, Inc.*	300	6,960
MYR Group, Inc.*	583	11,631
Orion Marine Group, Inc.*	437	3,247
Sterling Construction Co., Inc.*	353	3,523
Tutor Perini Corp.*	997	11,406
VSE Corp.	104	2,547

		235,537

Entertainment — 1.1%
Carmike Cinemas, Inc.*	800	9,000
Churchill Downs, Inc.	520	32,614
International Speedway Corp.	1,100	31,207
Isle of Capri Casinos, Inc.*	241	1,675
Lions Gate Entertainment Corp.*	2,700	41,229
Marriott Vacations Worldwide Corp.*	900	32,418
Multimedia Games, Inc.*	1,070	16,831
National CineMedia, Inc.	1,474	24,129
Pinnacle Entertainment, Inc.*	1,782	21,830
Scientific Games Corp., Class A*	1,500	12,405
Shuffle Master, Inc.*	1,685	26,640
Six Flags Entertainment Corp.	1,357	79,792
Speedway Motorsports, Inc.	316	4,866
Vail Resorts, Inc.	1,246	71,832

		406,468

Environmental Control — 0.7%
Ada-Es, Inc.*	400	9,444
Calgon Carbon Corp.*	2,162	30,938
Casella Waste Systems, Inc., Class A*	600	2,568
Darling International, Inc.*	4,067	74,386
Energy Recovery, Inc.*	1,918	5,677
EnergySolutions, Inc.*	2,066	5,640

	Number of Shares	Value†

Environmental Control — (continued)
Heckmann Corp.*	4,413	$18,535
Heritage-Crystal Clean, Inc.*	200	3,970
Met-Pro Corp.	452	4,045
Metalico, Inc.*	781	1,999
Mine Safety Appliances Co.	1,021	38,053
Rentech, Inc.*	7,187	17,680
Tetra Tech, Inc.*	2,264	59,453
TRC Cos., Inc.*	500	3,760
U.S. Ecology, Inc.	442	9,538

		285,686

Food — 2.0%
Annie’s, Inc.*	300	13,452
Arden Group, Inc., Class A	11	1,067
B&G Foods, Inc., Class A	1,672	50,678
Cal-Maine Foods, Inc.	623	27,998
Calavo Growers, Inc.	251	6,275
Chefs Warehouse Holdings, Inc.*	450	7,371
Chiquita Brands International, Inc.*	1,024	7,823
Diamond Foods, Inc.*	576	10,840
Dole Food Co., Inc.*	860	12,066
Fresh Del Monte Produce, Inc.	1,516	38,810
Harris Teeter Supermarkets, Inc.	1,537	59,697
Ingles Markets, Inc., Class A	304	4,970
J&J Snack Foods Corp.	532	30,500
John B. Sanfilippo & Son, Inc.*	400	5,208
Lancaster Colony Corp.	672	49,224
Lifeway Foods, Inc.	87	826
Nash Finch Co.	240	4,901
Pilgrim’s Pride Corp.*	1,787	9,132
Post Holdings, Inc.*	900	27,054
Sanderson Farms, Inc.	734	32,568
Seaboard Corp.*	9	20,341
Seneca Foods Corp., Class A*	211	6,300
Smart Balance, Inc.*	1,879	22,698
Snyders-Lance, Inc.	1,279	31,975
Spartan Stores, Inc.	602	9,217
SUPERVALU, Inc.*	6,900	16,629
The Hain Celestial Group, Inc.*	1,262	79,506
Tootsie Roll Industries, Inc.	960	25,901
TreeHouse Foods, Inc.*	1,114	58,485
United Natural Foods, Inc.*	1,600	93,520
Village Super Market, Inc., Class A	168	6,176
Weis Markets, Inc.	266	11,260

		782,468

Forest Products & Paper — 0.7%
Boise, Inc.*	3,725	32,631
Buckeye Technologies, Inc.	1,380	44,243
Clearwater Paper Corp.*	678	28,008
Deltic Timber Corp.	292	19,056
KapStone Paper and Packaging Corp.*	1,320	29,555
Neenah Paper, Inc.	574	16,439
P.H. Glatfelter Co.	1,659	29,547
Resolute Forest Products*	2,600	33,800
Schweitzer-Mauduit International, Inc.	876	28,899

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Forest Products & Paper — (continued)
Wausau Paper Corp.	1,581	$14,640

		276,818

Gas — 1.1%
Chesapeake Utilities Corp.	257	12,172
Delta Natural Gas Co., Inc.	400	7,744
New Jersey Resources Corp.	1,232	56,327
Northwest Natural Gas Co.	850	41,854
Piedmont Natural Gas Co., Inc.	2,151	69,864
South Jersey Industries, Inc.	1,040	55,047
Southwest Gas Corp.	1,594	70,455
The Laclede Group, Inc.	756	32,508
WGL Holdings, Inc.	1,794	72,209

		418,180

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	885	53,534

Healthcare Products — 3.4%
Abaxis, Inc.*	629	22,594
Abiomed, Inc.*	1,089	22,858
Accuray, Inc.*	1,538	10,889
Affymetrix, Inc.*	2,371	10,266
Align Technology, Inc.*	2,165	80,040
Alphatec Holdings, Inc.*	816	1,346
AngioDynamics, Inc.*	558	6,808
ArthroCare Corp.*	755	24,462
Atricure, Inc.*	400	2,976
Atrion Corp.	37	8,196
Cantel Medical Corp.	950	25,726
Cardiovascular Systems, Inc.*	400	4,624
Cepheid, Inc.*	1,980	68,330
Cerus Corp.*	800	2,720
Conceptus, Inc.*	792	16,086
CONMED Corp.	803	22,886
CryoLife, Inc.	599	4,025
Cyberonics, Inc.*	932	48,855
Cynosure, Inc., Class A*	195	5,144
DexCom, Inc.*	2,242	33,697
Endologix, Inc.*	2,298	31,758
Exactech, Inc.*	209	3,726
Genomic Health, Inc.*	509	17,657
Greatbatch, Inc.*	693	16,861
Haemonetics Corp.*	873	70,015
Hanger Orthopedic Group, Inc.*	1,108	31,611
Hansen Medical, Inc.*	1,388	2,707
HeartWare International, Inc.*	489	46,206
ICU Medical, Inc.*	379	22,922
Insulet Corp.*	1,846	39,837
Integra LifeSciences Holdings Corp.*	526	21,619
Invacare Corp.	690	9,757
IRIS International, Inc.*	550	10,736
Luminex Corp.*	1,353	26,302
MAKO Surgical Corp.*	905	15,756
Masimo Corp.*	1,404	33,949
Merge Healthcare, Inc.*	1,657	6,346
Meridian Bioscience, Inc.	1,160	22,249
Merit Medical Systems, Inc.*	1,075	16,050

	Number of Shares	Value†

Healthcare Products — (continued)
Natus Medical, Inc.*	575	$7,515
NuVasive, Inc.*	1,406	32,211
NxStage Medical, Inc.*	1,684	22,246
OraSure Technologies, Inc.*	2,201	24,475
Orthofix International N.V.*	671	30,027
Palomar Medical Technologies, Inc.*	361	3,408
Photomedex, Inc.*	700	9,842
PSS World Medical, Inc.*	1,485	33,828
Quidel Corp.*	651	12,323
Rockwell Medical Technologies, Inc.*	400	3,268
Solta Medical, Inc.*	1,200	3,768
Spectranetics Corp.*	765	11,284
STAAR Surgical Co.*	700	5,292
STERIS Corp.	2,032	72,075
SurModics, Inc.*	273	5,520
Symmetry Medical, Inc.*	944	9,336
The Female Health Co.	304	2,174
Tornier BV*	300	5,685
Unilife Corp.*	1,910	5,959
Vascular Solutions, Inc.*	283	4,191
Volcano Corp.*	1,964	56,111
West Pharmaceutical Services, Inc.	1,189	63,100
Wright Medical Group, Inc.*	1,061	23,459
Young Innovations, Inc.	97	3,793

		1,319,482

Healthcare Services — 1.8%
Acadia Healthcare Co., Inc.*	900	21,465
Air Methods Corp.*	429	51,210
Almost Family, Inc.*	177	3,767
Amedisys, Inc.*	806	11,131
Amsurg Corp.*	1,023	29,033
Assisted Living Concepts, Inc., Class A*	404	3,082
Bio-Reference Labs, Inc.*	707	20,206
Capital Senior Living Corp.*	1,036	14,991
Centene Corp.*	1,768	66,141
Emeritus Corp.*	1,183	24,772
Five Star Quality Care, Inc.*	800	4,088
Gentiva Health Services, Inc.*	623	7,052
HealthSouth Corp.*	3,236	77,858
Healthways, Inc.*	658	7,705
IPC The Hospitalist Co., Inc.*	447	20,428
Kindred Healthcare, Inc.*	1,586	18,049
LHC Group, Inc.*	382	7,056
Magellan Health Services, Inc.*	941	48,565
Metropolitan Health Networks, Inc.*	1,679	15,682
Molina Healthcare, Inc.*	868	21,830
National Healthcare Corp.	406	19,382
Select Medical Holdings Corp.*	1,300	14,599
Skilled Healthcare Group, Inc., Class A*	561	3,607
Sun Healthcare Group, Inc.*	518	4,385
Sunrise Senior Living, Inc.*	2,234	31,879
The Ensign Group, Inc.	540	16,527
Triple-S Management Corp., Class B*	691	14,442
U.S. Physical Therapy, Inc.	591	16,329
Vanguard Health Systems, Inc.*	987	12,209

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — (continued)
WellCare Health Plans, Inc.*	1,426	$80,640

		688,110

Holding Companies — 0.1%
Harbinger Group, Inc.*	1,775	14,963
Horizon Pharma, Inc.*	1,000	3,470
Primoris Services Corp.	890	11,615

		30,048

Home Builders — 0.7%
Beazer Homes USA, Inc.*	6,121	21,730
Cavco Industries, Inc.*	169	7,755
Hovnanian Enterprises, Inc., Class A*	4,810	16,643
KB Home	2,400	34,440
M.D.C. Holdings, Inc.	1,300	50,063
M/I Homes, Inc.*	836	16,168
Meritage Homes Corp.*	1,090	41,453
Standard Pacific Corp.*	3,690	24,944
The Ryland Group, Inc.	1,346	40,380
Winnebago Industries, Inc.*	722	9,119

		262,695

Home Furnishings — 0.5%
American Woodmark Corp.*	169	3,375
DTS, Inc.*	403	9,382
Ethan Allen Interiors, Inc.	628	13,766
Kimball International, Inc., Class B	744	9,092
La-Z-Boy, Inc.*	1,962	28,704
Sealy Corp.*	445	970
Select Comfort Corp.*	1,972	62,216
Skullcandy, Inc.*	407	5,596
TiVo, Inc.*	4,055	42,294
Universal Electronics, Inc.*	300	5,274
Voxx International Corp*	825	6,171
		186,840
Hotels & Resorts — 0.0%
Caesars Entertainment Corp.*	1,300	8,840
Chatham Lodging Trust	200	2,776

		11,616

Household Products & Wares — 0.6%
ACCO Brands Corp.*	3,393	22,021
American Greetings Corp., Class A	1,043	17,522
At Cross Co. Class A*	300	2,991
Blyth, Inc.	282	7,329
Central Garden & Pet Co., Class A*	1,202	14,520
CSS Industries, Inc.	212	4,357
Ennis, Inc.	858	14,080
Helen of Troy Ltd.*	895	28,488
Oil-Dri Corp. of America	97	2,245
Prestige Brands Holdings, Inc.*	1,372	23,269
Spectrum Brands Holdings, Inc.	800	32,008
Tumi Holdings, Inc.*	900	21,186
WD-40 Co.	446	23,477

		213,493

Housewares — 0.0%
Libbey, Inc.*	500	7,890

	Number of Shares	Value†

Housewares — (continued)
Lifetime Brands, Inc.	200	$2,382

		10,272

Industrial — 0.1%
Aegion Corp*	1,155	22,130
Proto Labs, Inc.*	300	10,146
Rexnord Corp.*	1,000	18,220

		50,496

Insurance — 2.5%
Alterra Capital Holdings Ltd.	2,660	63,681
American Equity Investment Life Holding Co.	1,776	20,655
American Safety Insurance Holdings Ltd.*	395	7,383
AMERISAFE, Inc.*	508	13,787
AmTrust Financial Services, Inc.	1,152	29,514
Argo Group International Holdings Ltd.	947	30,673
Baldwin & Lyons, Inc., Class B	125	2,989
Citizens, Inc.*	1,466	15,378
CNO Financial Group, Inc.	6,993	67,483
Crawford & Co., Class B	338	1,693
Donegal Group, Inc., Class A	283	3,973
eHealth, Inc.*	520	9,760
EMC Insurance Group, Inc.	100	2,100
Employers Holdings, Inc.	882	16,167
Enstar Group Ltd.*	274	27,304
FBL Financial Group, Inc., Class A	327	10,856
First American Financial Corp.	3,673	79,594
Flagstone Reinsurance Holdings SA	1,441	12,378
Global Indemnity Plc*	383	8,380
Greenlight Capital Re Ltd., Class A*	928	22,968
Hallmark Financial Services, Inc.*	255	2,076
Hilltop Holdings, Inc.*	1,692	21,505
Homeowners Choice, Inc.	500	11,750
Horace Mann Educators Corp.	1,509	27,328
Infinity Property & Casualty Corp.	320	19,325
Kansas City Life Insurance Co.	73	2,813
Maiden Holdings Ltd.	1,168	10,384
Meadowbrook Insurance Group, Inc.	1,518	11,674
MGIC Investment Corp.*	4,627	7,079
Montpelier Re Holdings Ltd.	1,707	37,776
National Interstate Corp.	102	2,632
National Western Life Insurance Co., Class A	52	7,449
Onebeacon Insurance Group Ltd., Class A	600	8,064
Platinum Underwriters Holdings Ltd.	1,256	51,333
Presidential Life Corp.	410	5,711
Primerica, Inc.	1,500	42,960
Radian Group, Inc.	4,803	20,845
RLI Corp.	661	44,062
Safety Insurance Group, Inc.	382	17,526
SeaBright Insurance Holdings, Inc.	344	3,784
Selective Insurance Group	1,775	33,707
State Auto Financial Corp.	376	6,163
Stewart Information Services Corp.	608	12,245
Symetra Financial Corp.	2,500	30,750
The Navigators Group, Inc.*	295	14,521
The Phoenix Cos., Inc.*	146	4,478

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Tower Group, Inc.	1,013	$19,642
United Fire Group, Inc.	680	17,082
Universal American Corp.*	780	7,207
Universal Insurance Holdings, Inc.	251	966

		949,553

Internet — 2.5%
1-800-Flowers.com, Inc., Class A*	737	2,749
Ancestry.com, Inc.*	901	27,102
Angie’s List, Inc.*	1,300	13,754
Bankrate, Inc.*	1,523	23,728
Bazaarvoice, Inc.*	500	7,575
Blucora, Inc.*	1,496	26,644
Blue Nile, Inc.*	339	12,574
Boingo Wireless, Inc.*	900	7,146
BroadSoft, Inc.*	961	39,420
Cogent Communications Group, Inc.	1,719	39,520
comScore, Inc.*	959	14,625
Constant Contact, Inc.*	865	15,051
DealerTrack Holdings, Inc.*	1,296	36,094
Dice Holdings, Inc.*	1,163	9,792
Digital River, Inc.*	1,088	18,126
EarthLink, Inc.	3,116	22,186
ePlus, Inc.*	74	2,902
ExactTarget, Inc.*	500	12,110
Global Sources Ltd.*	372	2,440
HealthStream, Inc.*	600	17,076
ICG Group, Inc.*	1,228	12,476
Internap Network Services Corp.*	1,321	9,313
IntraLinks Holdings, Inc.*	800	5,232
Keynote Systems, Inc.	428	6,197
KIT Digital, Inc.*	1,229	3,687
Limelight Networks, Inc.*	1,172	2,742
Lionbridge Technologies, Inc.*	1,243	4,375
Liquidity Services, Inc.*	735	36,904
ModusLink Global Solutions, Inc.*	945	3,487
Move, Inc*	779	6,715
NIC, Inc.*	1,929	28,549
NutriSystem, Inc.	537	5,655
OpenTable, Inc.*	656	27,290
Orbitz Worldwide, Inc.*	476	1,214
Overstock.com, Inc.*	271	2,808
Perficient, Inc.*	745	8,992
QuinStreet, Inc.*	715	5,999
ReachLocal, Inc.*	200	2,508
Realnetworks, Inc.*	515	4,285
Responsys, Inc.*	1,400	14,322
Saba Software, Inc.*	752	7,512
Safeguard Scientifics, Inc.*	450	7,061
Sapient Corp.*	3,852	41,062
Shutterfly, Inc.*	1,190	37,033
Sourcefire, Inc.*	1,070	52,462
SPS Commerce, Inc.*	500	19,235
Stamps.com, Inc.*	362	8,377
support.com, Inc.*	1,139	4,818
TechTarget, Inc.*	500	2,955
The Active Network, Inc.*	1,400	17,542

	Number of Shares	Value†

Internet — (continued)
Towerstream Corp.*	900	$3,654
Travelzoo, Inc.*	111	2,616
U.S. Auto Parts Network, Inc.*	338	1,169
United Online, Inc.	2,790	15,401
Unwired Planet, Inc.*	1,814	3,483
ValueClick, Inc.*	2,290	39,365
VASCO Data Security International, Inc.*	728	6,829
VirnetX Holding Corp.*	1,283	32,627
Vitacost.com, Inc.*	1,300	8,814
Vocus, Inc.*	881	17,673
Web.com Group, Inc.*	1,200	21,540
WebMD Health Corp.*	1,600	22,448
Websense, Inc.*	999	15,634
XO Group, Inc.*	659	5,503
Yelp, Inc.*	500	13,525
Zix Corp.*	1,148	3,295

		954,997

Investment Companies — 1.0%
American Realty Capital Trust, Inc.	4,800	56,304
Apollo Investment Corp.	7,100	55,877
Arlington Asset Investment Corp., Class A	100	2,386
BlackRock Kelso Capital Corp.	1,989	19,333
Capital Southwest Corp.	59	6,605
Fifth Street Finance Corp.	2,359	25,902
Gladstone Capital Corp.	412	3,605
Golub Capital BDC, Inc.	230	3,657
KCAP Financial, Inc.	568	5,260
Main Street Capital Corp.	803	23,696
MCG Capital Corp.	1,854	8,547
Medallion Financial Corp.	248	2,929
Medley Capital Group	450	6,331
MVC Capital, Inc.	481	6,157
New Mountain Finance Corp.	223	3,305
NGP Capital Resources Co.	319	2,380
PennantPark Investment Corp.	2,285	24,244
Prospect Capital Corp.	4,507	51,920
Solar Capital Ltd.	1,402	32,134
Solar Senior Capital Ltd.	100	1,791
THL Credit, Inc.	200	2,806
TICC Capital Corp.	1,562	16,245
Triangle Capital Corp.	747	19,168

		380,582

Iron & Steel — 0.1%
AK Steel Holding Corp.*	3,900	18,720
Metals USA Holdings Corp.*	200	2,674
Schnitzer Steel Industries, Inc., Class A	900	25,335
Universal Stainless & Alloy Products, Inc.*	133	4,941

		51,670

Leisure Time — 0.6%
Arctic Cat, Inc.*	444	18,408
Black Diamond, Inc.*	400	3,508
Brunswick Corp.	2,668	60,377
Callaway Golf Co.	2,146	13,176
Interval Leisure Group, Inc.	1,116	21,126
Life Time Fitness, Inc.*	1,459	66,735

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — (continued)
Marine Products Corp.	160	$954
Town Sports International Holdings, Inc.*	600	7,422
WMS Industries, Inc.*	1,800	29,484

		221,190

Lodging — 0.3%
Ameristar Casinos, Inc.	805	14,329
Boyd Gaming Corp.*	1,500	10,590
Gaylord Entertainment Co.*	1,023	40,439
Marcus Corp.	433	4,806
Monarch Casino & Resort, Inc.*	185	1,611
Morgans Hotel Group Co.*	394	2,530
Orient-Express Hotels Ltd., Class A*	3,345	29,771
Red Lion Hotels Corp.*	264	1,650

		105,726

Machinery—Construction & Mining — 0.1%
Astec Industries, Inc.*	598	18,903

Machinery—Diversified — 1.5%
Alamo Group, Inc.	117	3,952
Albany International Corp., Class A	1,132	24,870
Altra Holdings, Inc.	603	10,975
Applied Industrial Technologies, Inc.	1,482	61,399
Briggs & Stratton Corp.	1,336	24,943
Cascade Corp.	228	12,481
Chart Industries, Inc.*	977	72,151
Cognex Corp.	1,357	46,925
Columbus McKinnon Corp.*	485	7,328
DXP Enterprises, Inc.*	322	15,382
Flow International Corp.*	1,208	4,470
Global Power Equipment Group, Inc.	400	7,396
Hurco Cos., Inc.*	200	4,576
Intermec, Inc.*	1,435	8,911
Intevac, Inc.*	341	2,084
iRobot Corp.*	1,082	24,626
Kadant, Inc.*	299	6,934
Lindsay Corp.	353	25,405
Middleby Corp.*	595	68,806
NACCO Industries, Inc., Class A	222	27,841
Robbins & Myers, Inc.	1,179	70,268
Sauer-Danfoss, Inc.	319	12,827
Tennant Co.	536	22,952
The Gorman-Rupp Co.	401	10,827
Twin Disc, Inc.	235	4,207

		582,536

Media — 0.6%
Belo Corp., Class A	3,560	27,875
Central European Media Enterprises Ltd., Class A*	900	5,859
Courier Corp.	247	3,018
Crown Media Holdings, Inc., Class A*	217	362
Cumulus Media, Inc., Class A*	700	1,918
Demand Media, Inc.*	1,300	14,131
Digital Generation, Inc.*	657	7,464
Dolan Media, Co.*	593	3,190
E.W. Scripps Co., Class A*	1,206	12,844

	Number of Shares	Value†

Media — (continued)
Entercom Communications Corp., Class A*	400	$2,744
Entravision Communications Corp., Class A*	1,000	1,340
Fisher Communications, Inc.*	200	7,352
Journal Communications, Inc., Class A*	884	4,597
LIN TV Corp., Class A*	472	2,077
Martha Stewart Living Omnimedia, Inc., Class A*	562	1,725
Meredith Corp.	1,300	45,500
Nexstar Broadcasting Group*	400	4,248
Outdoor Channel Holdings, Inc.*	626	4,557
Saga Communications, Inc.*	100	4,052
Scholastic Corp.	756	24,026
Sinclair Broadcast Group, Inc., Class A	2,017	22,611
The McClatchy Co., Class A*	1,100	2,453
The New York Times Co., Class A*	3,921	38,269
Value Line, Inc.	23	224
World Wrestling Entertainment, Inc., Class A	914	7,358

		249,794

Medical Instruments — 0.0%
Navidea Biopharmaceuticals, Inc.*	2,200	6,050

Metal Fabricate/Hardware — 0.7%
A.M. Castle & Co.*	435	5,433
Ampco-Pittsburgh Corp.	214	3,948
CIRCOR International, Inc.	435	16,421
Dynamic Materials Corp.	290	4,356
Furmanite Corp.*	954	5,419
Haynes International, Inc.	364	18,983
Kaydon Corp.	978	21,849
L.B. Foster Co., Class A	266	8,602
Mueller Industries, Inc.	794	36,103
Mueller Water Products, Inc., Class A	6,192	30,341
NN, Inc.*	400	3,396
Northwest Pipe Co.*	183	4,511
Olympic Steel, Inc.	231	3,899
Omega Flex, Inc.*	59	626
RBC Bearings, Inc.*	637	30,640
RTI International Metals, Inc.*	1,113	26,645
Sun Hydraulics Corp.	859	22,824
Worthington Industries, Inc.	1,584	34,309

		278,305

Mining — 1.2%
AMCOL International Corp.	798	27,036
Century Aluminum Co.*	1,254	8,966
Coeur d’Alene Mines Corp.*	3,028	87,297
Gaslog Ltd.*	1,100	12,738
General Moly, Inc.*	1,499	4,752
Globe Specialty Metals, Inc.	1,714	26,087
Gold Reserve, Inc.*	2,500	8,100
Gold Resource Corp.	1,300	27,885
Golden Minerals Co.*	868	4,531
Golden Star Resources Ltd.*	6,200	12,214
Hecla Mining Co.	8,917	58,406
Horsehead Holding Corp.*	1,583	14,785

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Kaiser Aluminum Corp.	616	$35,968
Materion Corp.	457	10,877
McEwen Mining, Inc.*	7,023	32,236
Midway Gold Corp.*	2,200	3,608
Noranda Aluminium Holding Corp.	600	4,014
Paramount Gold and Silver Corp.*	2,900	7,714
Revett Minerals, Inc.*	800	2,848
Stillwater Mining Co.*	3,724	43,906
United States Lime & Minerals, Inc.*	29	1,398
Uranerz Energy Corp.*	1,700	2,771
Uranium Energy Corp.*	2,400	6,264
US Antimony Corp.*	2,500	4,875
US Silica Holdings, Inc.*	600	8,136
Vista Gold Corp.*	1,900	6,897

		464,309

Miscellaneous Manufacturing — 2.2%
A.O. Smith Corp.	1,161	66,804
Actuant Corp., Class A	2,406	68,860
American Railcar Industries, Inc.*	300	8,502
AZZ, Inc.	976	37,068
Barnes Group, Inc.	1,965	49,145
Blount International, Inc.*	1,395	18,358
Ceradyne, Inc.	618	15,098
Chase Corp.	200	3,674
CLARCOR, Inc.	1,498	66,856
EnPro Industries, Inc.*	617	22,218
ESCO Technologies, Inc.	834	32,401
Fabrinet*	500	5,795
Federal Signal Corp.*	1,743	11,016
FreightCar America, Inc.	270	4,803
GP Strategies Corp.*	296	5,719
Griffon Corp.	1,156	11,907
Handy & Harman Ltd.*	200	2,956
Hexcel Corp.*	3,220	77,344
John Bean Technologies Corp.	1,229	20,070
Koppers Holdings, Inc.	620	21,657
LSB Industries, Inc.*	549	24,085
Lydall, Inc.*	300	4,227
Matthews International Corp., Class A	805	24,005
Movado Group, Inc.	760	25,627
Myers Industries, Inc.	1,625	25,382
NL Industries, Inc.	90	1,034
Park-Ohio Holdings Corp.*	200	4,334
PMFG, Inc.*	486	3,932
Raven Industries, Inc.	1,146	33,727
Smith & Wesson Holding Corp.*	1,979	21,789
Standex International Corp.	300	13,335
STR Holdings, Inc.*	725	2,247
Sturm Ruger & Co., Inc.	619	30,634
The Brink’s Co.	1,310	33,654
Tredegar Corp.	761	13,500
Trimas Corp.*	1,095	26,400

		838,163

Office Furnishings — 0.4%
Herman Miller, Inc.	2,232	43,390
HNI Corp.	1,643	41,913

	Number of Shares	Value†

Office Furnishings — (continued)
Interface, Inc.	2,195	$28,996
Knoll, Inc.	1,353	18,874
Steelcase, Inc., Class A	2,431	23,946

		157,119

Oil & Gas — 3.4%
Abraxas Petroleum Corp.*	2,000	4,600
Alon USA Energy, Inc.	152	2,082
Apco Oil and Gas International, Inc.*	258	4,151
Approach Resources, Inc.*	941	28,352
Arabian American Development Co.*	1,000	9,790
Berry Petroleum Co., Class A	1,534	62,326
Bill Barrett Corp.*	1,725	42,728
Bonanza Creek Energy, Inc.*	500	11,780
BPZ Resources, Inc.*	2,283	6,529
C J Energy Services, Inc.*	1,430	28,457
Callon Petroleum Co.*	1,000	6,150
Carrizo Oil & Gas, Inc.*	1,465	36,640
Clayton Williams Energy, Inc.*	217	11,260
Comstock Resources, Inc.*	1,387	25,493
Contango Oil & Gas Co.*	503	24,717
CVR Energy, Inc.*	600	22,050
Delek US Holdings, Inc.	498	12,694
Emerald Oil, Inc.*	1,400	1,162
Endeavour International Corp.*	1,352	13,074
Energy XXI Bermuda Ltd.	2,362	82,552
EPL Oil & Gas, Inc.*	700	14,203
Evolution Petroleum Corp.*	500	4,040
Forest Oil Corp.*	3,900	32,955
FX Energy, Inc.*	1,389	10,362
Gastar Exploration Ltd.*	1,500	2,490
Goodrich Petroleum Corp.*	581	7,344
Gulfport Energy Corp.*	1,763	55,111
Halcon Resources Corp.*	3,476	25,479
Harvest Natural Resources, Inc.*	746	6,654
Hercules Offshore, Inc.*	6,105	29,792
Isramco, Inc.*	21	2,436
Kodiak Oil & Gas Corp.*	8,900	83,304
Magnum Hunter Resources Corp.*	5,200	23,088
Matador Resources Co.*	400	4,156
McMoran Exploration Co.*	3,454	40,585
Midstates Petroleum Co., Inc.*	1,100	9,515
Miller Energy Resources, Inc.*	400	2,012
Northern Oil & Gas, Inc.*	2,253	38,279
Oasis Petroleum, Inc.*	2,436	71,789
Panhandle Oil and Gas, Inc., Class A	117	3,588
Parker Drilling Co.*	2,917	12,339
PDC Energy, Inc.*	1,012	32,010
Penn Virginia Corp.	1,012	6,274
Petroquest Energy, Inc.*	1,539	10,327
Pioneer Energy Services Corp.*	1,550	12,075
Quicksilver Resources, Inc.*	4,600	18,814
Resolute Energy Corp.*	1,100	9,757
Rex Energy Corp.*	1,800	24,030
Rosetta Resources, Inc.*	1,737	83,202
Sanchez Energy Corp.*	500	10,215
Stone Energy Corp.*	1,879	47,201

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Swift Energy Co.*	1,189	$24,826
Triangle Petroleum Corp.*	1,100	7,876
Vaalco Energy, Inc.*	2,430	20,777
Vantage Drilling Co.*	3,690	6,790
Venoco, Inc.*	686	8,150
W&T Offshore, Inc.	1,043	19,588
Warren Resources, Inc.*	1,705	5,183
Western Refining, Inc.	1,637	42,857

		1,306,060

Oil & Gas Services — 1.5%
Basic Energy Services, Inc.*	1,488	16,695
Cal Dive International, Inc.*	2,189	3,349
Dawson Geophysical Co.*	215	5,431
Dril-Quip, Inc.*	1,360	97,757
Exterran Holdings, Inc.*	2,300	46,644
Flotek Industries, Inc.*	1,200	15,204
Forum Energy Technologies, Inc.*	800	19,456
Global Geophysical Services, Inc.*	500	2,755
Gulf Island Fabrication, Inc.	318	8,863
Helix Energy Solutions Group, Inc.*	3,501	63,963
Hornbeck Offshore Services, Inc.*	1,078	39,509
ION Geophysical Corp.*	3,765	26,129
Key Energy Services, Inc.*	4,724	33,068
Lufkin Industries, Inc.	1,172	63,077
Matrix Service Co.*	687	7,262
Mitcham Industries, Inc.*	300	4,779
Natural Gas Services Group, Inc.*	294	4,395
Newpark Resources, Inc.*	3,512	26,024
OYO Geospace Corp.*	188	23,013
Targa Resources Corp.	900	45,306
Tesco Corp.*	700	7,476
Tetra Technologies, Inc.*	2,279	13,788
TGC Industries, Inc.*	900	6,480
Thermon Group Holdings, Inc.*	300	7,497
Union Drilling, Inc.*	183	1,188
Willbros Group, Inc.*	1,017	5,461

		594,569

Packaging and Containers — 0.1%
AEP Industries, Inc.*	238	14,420
Graphic Packaging Holding Co.*	5,687	33,042

		47,462

Pharmaceuticals — 3.5%
Achillion Pharmaceuticals, Inc.*	1,700	17,697
Acura Pharmaceuticals, Inc.*	153	266
Aegerion Pharmaceuticals, Inc.*	900	13,338
Akorn, Inc.*	1,613	21,324
Amicus Therapeutics, Inc.*	500	2,600
Ampio Pharmaceuticals, Inc.*	600	2,340
Anacor Pharmaceuticals, Inc.*	500	3,290
Anika Therapeutics, Inc.*	700	10,514
Antares Pharma, Inc.*	2,700	11,772
Array Biopharma, Inc.*	2,248	13,173
Auxilium Pharmaceuticals, Inc.*	1,565	38,280
AVANIR Pharmaceuticals, Inc., Class A*	3,377	10,806
BioScrip, Inc.*	1,011	9,210

	Number of Shares	Value†

Pharmaceuticals — (continued)
Biospecifics Technologies Corp.*	69	$1,340
Cadence Pharmaceuticals, Inc.*	2,414	9,463
Clovis Oncology, Inc.*	300	6,135
Corcept Therapeutics, Inc.*	700	1,953
Cornerstone Therapeutics, Inc.*	127	652
Cytori Therapeutics, Inc.*	810	3,572
Depomed, Inc.*	1,183	6,992
Dusa Pharmaceuticals, Inc.*	700	4,753
Dyax Corp.*	1,720	4,472
Endocyte, Inc.*	500	4,985
Furiex Pharmaceuticals, Inc.*	200	3,816
Hi-Tech Pharmacal Co, Inc.*	255	8,443
Idenix Pharmaceuticals, Inc.*	2,593	11,850
Impax Laboratories, Inc.*	2,437	63,265
Infinity Pharmaceuticals, Inc.*	828	19,499
Ironwood Pharmaceuticals, Inc.*	2,461	31,452
Isis Pharmaceuticals, Inc.*	3,510	49,386
Jazz Pharmaceuticals plc*	1,409	80,327
Keryx Biopharmaceuticals, Inc.*	1,700	4,794
Lannett Co, Inc.*	197	952
MannKind Corp.*	1,904	5,484
MAP Pharmaceuticals, Inc.*	706	10,992
Medicis Pharmaceutical Corp., Class A	1,874	81,088
Nature’s Sunshine Products, Inc.	200	3,268
Nektar Therapeutics*	3,633	38,800
Neogen Corp.*	868	37,064
Neurocrine Biosciences, Inc.*	2,777	22,160
Nutraceutical International Corp.*	196	3,089
Obagi Medical Products, Inc.*	351	4,356
Omega Protein Corp.*	500	3,430
Opko Health, Inc.*	2,976	12,440
Optimer Pharmaceuticals, Inc.*	1,995	28,169
Orexigen Therapeutics, Inc.*	2,888	16,490
Osiris Therapeutics, Inc.*	373	4,122
Pacira Pharmaceuticals, Inc.*	800	13,920
Pain Therapeutics, Inc.*	779	3,934
Par Pharmaceutical Cos., Inc.*	1,182	59,076
Pharmacyclics, Inc.*	1,800	116,100
PharMerica Corp.*	820	10,381
Pozen, Inc.*	302	2,002
Progenics Pharmaceuticals, Inc.*	601	1,725
Questcor Pharmaceuticals, Inc.*	1,736	32,116
Raptor Pharmaceutical Corp.*	900	5,004
Repros Therapeutics, Inc.*	900	13,707
Rigel Pharmaceuticals, Inc.*	2,090	21,423
Sagent Pharmaceuticals, Inc.*	200	3,190
Santarus, Inc.*	1,297	11,517
Schiff Nutrition International, Inc.*	557	13,474
Sciclone Pharmaceuticals, Inc.*	2,277	12,637
SIGA Technologies, Inc.*	685	2,192
Spectrum Pharmaceuticals, Inc.*	2,414	28,244
Sucampo Pharmaceuticals, Inc., Class A*	171	860
Synageva Biopharma Corp.*	400	21,372
Synergy Pharmaceuticals, Inc.*	2,100	10,038
Synta Pharmaceuticals Corp.*	721	5,494
Synutra International, Inc.*	311	1,437

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Targacept, Inc.*	703	$3,438
Theravance, Inc.*	1,816	47,053
Threshold Pharmaceuticals, Inc.*	2,000	14,480
USANA Health Sciences, Inc.*	124	5,762
Vanda Pharmaceuticals, Inc.*	741	2,986
Viropharma, Inc.*	2,378	71,863
Vivus, Inc.*	3,370	60,053
XenoPort, Inc.*	1,927	22,083

		1,361,224

Pipelines — 0.2%
Crosstex Energy, Inc.	964	13,525
Semgroup Corp.*	1,300	47,905

		61,430

Private Equity — 0.1%
Fidus Investment Corp.	600	10,020
Gladstone Investment Corp.	879	6,874
Harris & Harris Group, Inc.*	362	1,372
Hercules Technology Growth Capital, Inc.	1,308	14,401

		32,667

Real Estate — 0.2%
Consolidated-Tomoka Land Co.	124	4,078
Forestar Real Estate Group, Inc.*	863	14,378
HFF, Inc., Class A*	1,400	20,860
Kennedy-Wilson Holdings, Inc.	1,281	17,895
Terreno Realty Corp.	175	2,765
Thomas Properties Group, Inc.	1,800	10,476

		70,452

Real Estate Investment Trusts — 0.6%
AG Mortgage Investment Trust, Inc	688	16,601
American Assets Trust, Inc.	1,100	29,469
American Capital Mortgage. Inc.	1,243	31,237
Armour Residential REIT, Inc.	9,000	68,940
RAIT Financial Trust,Inc.	906	4,757
RLJ Lodging Trust	3,200	60,512
STAG lndustrial, Inc.	900	14,634
Summitt Hotel Properties	700	5,978

		232,128

Retail — 6.4%
Aeropostale, Inc.*	2,284	30,903
AFC Enterprises*	959	23,591
America’s Car-Mart, Inc.*	227	10,322
ANN, Inc.*	1,685	63,575
Asbury Automotive Group, Inc.*	749	20,935
Barnes & Noble, Inc.*	700	8,946
Bebe Stores, Inc.	1,517	7,282
Big 5 Sporting Goods Corp.	381	3,791
Biglari Holdings, Inc.*	29	10,587
BJ’s Restaurants, Inc.*	820	37,187
Bob Evans Farms, Inc.	842	32,947
Body Central Corp.*	500	5,225
Bravo Brio Restaurant Group, Inc.*	500	7,275
Brown Shoe Co., Inc.	1,654	26,514
Buffalo Wild Wings, Inc.*	547	46,900
Cabela’s, Inc.*	1,608	87,925

	Number of Shares	Value†

Retail — (continued)
Caribou Coffee Co., Inc.*	1,005	$13,799
Carrols Restaurant Group, Inc.*	213	1,227
Casey’s General Stores, Inc.	1,140	65,140
Cash America International, Inc.	925	35,677
Casual Male Retail Group, Inc.*	800	3,704
CEC Entertainment, Inc.	572	17,229
Citi Trends, Inc.*	303	3,804
Coinstar, Inc.*	1,050	47,229
Collective Brands, Inc.*	1,782	38,687
Conn’s, Inc.*	804	17,728
Cracker Barrel Old Country Store, Inc.	624	41,877
Denny’s Corp.*	2,352	11,407
Destination Maternity Corp.	578	10,809
DineEquity, Inc.*	571	31,976
Domino’s Pizza, Inc.	1,929	72,723
Einstein Noah Restaurant Group, Inc.	84	1,486
Express, Inc.*	2,754	40,814
Ezcorp, Inc., Class A*	1,766	40,494
Fiesta Restaurant Group, Inc.*	813	12,902
Fifth & Pacific Co., Inc.*	3,371	43,081
First Cash Financial Services, Inc.*	962	44,262
Francesca’s Holdings Corp.*	1,158	35,585
Fred’s, Inc., Class A	931	13,248
Genesco, Inc.*	795	53,050
Gordmans Stores, Inc.*	200	3,690
Group 1 Automotive, Inc.	807	48,606
Haverty Furniture Cos., Inc.	550	7,634
hhgregg, Inc.*	662	4,568
Hibbett Sports, Inc.*	755	44,885
Hot Topic, Inc.	1,095	9,526
HSN, Inc.	1,279	62,735
Jack in the Box, Inc.*	1,614	45,370
Jamba, Inc.*	1,100	2,453
Jos. A. Bank Clothiers, Inc.*	899	43,583
Kirkland’s, Inc.*	427	4,240
Krispy Kreme Doughnuts, Inc.*	1,322	10,483
Lithia Motors, Inc., Class A	794	26,448
Luby’s, Inc.*	600	4,038
Lumber Liquidators Holdings, Inc.*	933	47,284
MarineMax, Inc.*	400	3,316
Mattress Firm Holding Corp.*	500	14,075
New York & Co., Inc.*	583	2,186
Office Depot, Inc.*	8,800	22,528
OfficeMax, Inc.	2,761	21,563
Papa John’s International, Inc.*	655	34,984
PC Connection, Inc.*	165	1,899
Penske Automotive Group, Inc.	1,276	38,395
PetMed Express, Inc.	413	4,147
Pier 1 Imports, Inc.	3,244	60,793
Pricesmart, Inc.	531	40,207
RadioShack Corp.*	3,900	9,282
Red Robin Gourmet Burgers, Inc.*	620	20,187
Regis Corp.	2,132	39,186
Rite Aid Corp.*	17,672	20,676
Roundy’s, Inc.	900	5,445
Ruby Tuesday, Inc.*	1,513	10,969

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Rue21, Inc.*	379	$11,806
Rush Enterprises, Inc., Class A*	1,035	19,934
Ruth’s Hospitality Group, Inc.*	1,695	10,797
Saks, Inc.*	3,241	33,415
Shoe Carnival, Inc.	358	8,424
Sonic Automotive, Inc., Class A	1,534	29,115
Sonic Corp.*	1,532	15,734
Stage Stores, Inc.	881	18,554
Stein Mart, Inc.*	761	6,476
Steinway Musical Instruments, Inc.*	125	3,045
Susser Holdings Corp.*	302	10,923
Systemax, Inc.*	262	3,094
Teavana Holdings, Inc.*	290	3,782
Texas Roadhouse, Inc.	1,970	33,687
The Bon-Ton Stores, Inc.	200	1,900
The Buckle, Inc.	849	38,570
The Cato Corp., Class A	804	23,887
The Cheesecake Factory, Inc.	1,816	64,922
The Children’s Place Retail Stores, Inc.*	694	41,640
The Finish Line, Inc., Class A	1,793	40,773
The Men’s Wearhouse, Inc.	1,756	60,459
The Pantry, Inc.*	454	6,606
The Pep Boys—Manny, Moe, & Jack*	1,705	17,357
The Wet Seal, Inc., Class A*	2,604	8,203
Tilly’s, Inc.*	400	7,332
Tuesday Morning Corp.*	1,129	7,395
Vera Bradley, Inc.*	500	11,925
Vitamin Shoppe, Inc.*	1,000	58,320
West Marine, Inc.*	264	2,806
Winmark Corp.	100	5,408
Zumiez, Inc.*	703	19,494

		2,463,007

Savings & Loans — 1.0%
Astoria Financial Corp.	3,201	31,626
Bank Mutual Corp.	632	2,876
BankFinancial Corp.	609	5,353
Beneficial Mutual Bancorp, Inc.*	649	6,204
Berkshire Hills Bancorp, Inc.	602	13,774
BofI Holding, Inc.*	500	13,025
Brookline Bancorp, Inc.	2,222	19,598
Cape Bancorp, Inc.*	300	2,808
Clifton Savings Bancorp, Inc.	150	1,650
Dime Community Bancshares, Inc.	730	10,541
ESB Financial Corp.	194	2,708
ESSA Bancorp, Inc.	319	3,314
Everbank Financial Corp.	1,000	13,770
First Defiance Financial Corp.	300	5,178
First Financial Holdings, Inc.	319	4,144
First Pactrust Bancorp, Inc.	200	2,502
Flushing Financial Corp.	1,338	21,140
Fox Chase Bancorp, Inc.	420	6,560
Home Federal Bancorp, Inc.	253	2,864
Home Loan Servicing Solutions Ltd.	700	11,389
Homestreet, Inc.*	300	11,418
Investors Bancorp, Inc.*	1,156	21,086
Kearny Financial Corp.*	152	1,481

	Number of Shares	Value†

Savings & Loans — (continued)
Meridian Interstate Bancorp, Inc.*	139	$2,294
Northfield Bancorp, Inc.*	423	6,777
Northwest Bancshares, Inc.	3,775	46,168
OceanFirst Financial Corp.	327	4,797
Oritani Financial Corp.	1,318	19,836
Provident Financial Services, Inc.	1,703	26,890
Provident New York Bancorp	951	8,949
Rockville Financial, Inc.	730	8,943
Roma Financial Corp.	126	1,121
Territorial Bancorp, Inc.	243	5,577
United Financial Bancorp, Inc.	440	6,367
Viewpoint Financial Group	866	16,601
Westfield Financial, Inc.	784	5,872
WSFS Financial Corp.	157	6,481

		381,682

Semiconductors — 2.9%
Aeroflex Holding Corp.*	500	3,315
Alpha & Omega Semiconductor, Ltd.*	400	3,444
Amkor Technology, Inc.*	2,511	11,048
Anadigics, Inc.*	1,379	1,917
Applied Micro Circuits Corp.*	1,358	6,871
ATMI, Inc.*	928	17,233
AuthenTec, Inc.*	2,200	17,622
Axcelis Technologies, Inc.*	2,000	2,100
AXT, Inc.*	600	2,028
Brooks Automation, Inc.	1,977	15,875
Cabot Microelectronics Corp.*	661	23,228
Cavium, Inc.*	1,779	59,294
CEVA, Inc.*	671	9,649
Cirrus Logic, Inc.*	2,081	79,890
Cohu, Inc.	504	4,733
Diodes, Inc.*	999	16,993
DSP Group, Inc.*	557	3,309
Emulex Corp.*	2,606	18,789
Entegris, Inc.*	5,270	42,845
Entropic Communications, Inc.*	2,032	11,826
Exar Corp.*	732	5,856
FormFactor, Inc.*	1,172	6,551
FSI International, Inc.*	600	3,720
Gerber Scientific, Inc.~	500	0
GSI Technology, Inc.*	359	1,777
GSl Group, Inc.*	700	6,237
Gt Advanced Technologies, Inc*	3,599	19,615
Hittite Microwave Corp.*	1,066	59,131
Inphi Corp.*	500	5,330
Integrated Device Technology, Inc.*	4,293	25,243
Integrated Silicon Solution, Inc.*	500	4,630
International Rectifier Corp.*	2,200	36,718
Intersil Corp., Class A	4,000	35,000
IXYS Corp.*	566	5,615
Kopin Corp.*	1,507	5,666
Lattice Semiconductor Corp.*	3,824	14,646
LTX-Credence Corp.*	1,166	6,704
MaxLinear, Inc., Class A*	500	3,345
MEMC Electronic Materials, Inc.*	8,700	23,925
Micrel, Inc.	1,245	12,973

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Microsemi Corp.*	2,793	$56,056
Mindspeed Technologies, Inc.*	600	2,076
MIPS Technologies, Inc.*	1,058	7,819
MKS Instruments, Inc.	1,696	43,231
Monolithic Power Systems, Inc.*	767	15,148
MoSys, Inc.*	500	2,020
Nanometrics, Inc.*	500	6,905
Omnivision Technologies, Inc.*	1,619	22,593
Pericom Semiconductor Corp.*	646	5,611
Photronics, Inc.*	2,192	11,771
PLX Technology, Inc.*	1,260	7,270
Power Integrations, Inc.	895	27,235
QLogic Corp.*	3,000	34,260
Rambus, Inc.*	2,623	14,531
Richardson Electronics Ltd.	300	3,561
Rubicon Technology, Inc.*	323	3,094
Rudolph Technologies, Inc.*	854	8,967
Semtech Corp.*	1,909	48,011
Sigma Designs, Inc.*	777	5,136
Silicon Image, Inc.*	1,839	8,441
Supertex, Inc.*	389	6,955
Tessera Technologies, Inc.	1,623	22,203
TriQuint Semiconductor, Inc.*	4,777	24,124
Ultra Clean Holdings*	400	2,284
Ultratech, Inc.*	778	24,414
Veeco Instruments, Inc.*	1,393	41,818
Volterra Semiconductor Corp.*	691	15,112

		1,105,337

Software — 4.1%
Accelrys, Inc.*	1,566	13,562
ACI Worldwide, Inc.*	1,309	55,318
Actuate Corp.*	940	6,608
Acxiom Corp.*	2,667	48,726
Advent Software, Inc.*	935	22,973
American Software, Inc., Class A	593	4,839
Aspen Technology, Inc.*	3,153	81,505
athenahealth, Inc.*	1,156	106,086
Avid Technology, Inc.*	749	7,086
Blackbaud, Inc.	1,750	41,860
Bottomline Technologies, Inc.*	1,045	25,801
Callidus Software, Inc.*	800	3,944
CommVault Systems, Inc.*	1,348	79,128
Computer Programs & Systems, Inc.	347	19,276
Cornerstone Ondemand, Inc.*	1,200	36,792
CSG Systems International, Inc.*	1,281	28,810
Deltek, Inc.*	394	5,130
Demandware, Inc.*	300	9,525
Digi International, Inc.*	657	6,675
Ebix, Inc.	736	17,377
Envestnet, Inc.*	600	7,020
EPIQ Systems, Inc.	668	8,965
ePocrates, Inc.*	200	2,330
Fair Isaac Corp.	988	43,729
FalconStor Software, Inc.*	626	1,471
Geeknet, Inc.*	100	1,935
Glu Mobile, Inc.*	1,100	5,093

	Number of Shares	Value†

Software — (continued)
Guidance Software, Inc.*	400	$4,504
Guidewire Software, Inc.*	900	27,945
Imperva Inc*	400	14,796
inContact, Inc.*	900	5,868
Infoblox, Inc.*	500	11,625
InnerWorkings, Inc.*	1,124	14,634
Innodata Isogen, Inc.*	1,300	5,265
Interactive Intelligence Group, Inc.*	597	17,940
JDA Software Group, Inc.*	1,485	47,193
Jive Software, Inc.*	600	9,426
Mantech International Corp., Class A	739	17,736
MedAssets, Inc.*	2,048	36,454
Medidata Solutions, Inc.*	844	35,026
MicroStrategy, Inc., Class A*	318	42,634
Monotype Imaging Holdings, Inc.	899	14,015
Omnicell, Inc.*	935	12,997
OPNET Technologies, Inc.	421	14,343
Parametric Technology Corp.*	4,025	87,745
PDF Solutions, Inc.*	500	6,830
PegaSystems, Inc.	430	12,487
Progress Software Corp.*	1,786	38,203
PROS Holdings, Inc.*	517	9,859
QAD, Inc.*	92	1,249
QLIK Technologies, Inc.*	2,541	56,944
Quality Systems, Inc.	1,304	24,189
RealPage, Inc.*	1,000	22,600
Rosetta Stone, Inc.*	202	2,576
Schawk, Inc.	187	2,440
Sciquest, Inc.*	300	5,460
Seachange International, Inc.*	773	6,068
SS&C Technologies Holdings, Inc.*	1,100	27,731
Synchronoss Technologies, Inc.*	746	17,083
SYNNEX Corp.*	794	25,869
Take-Two Interactive Software, Inc.*	2,944	30,706
Tangoe, Inc.*	1,069	14,036
The Ultimate Software Group, Inc.*	916	93,524
Tyler Technologies, Inc.*	852	37,505
Verint Systems, Inc.*	800	21,952

		1,569,021

Storage & Warehousing — 0.1%
Mobile Mini, Inc.*	1,477	24,681
Wesco Aircraft Holdings, Inc.*	740	10,108

		34,789

Telecommunications — 3.0%
8X8, Inc.*	1,600	10,496
ADTRAN, Inc.	2,205	38,102
Anaren, Inc.*	312	6,237
Anixter International, Inc.*	1,034	59,414
Arris Group, Inc.*	3,281	41,964
Aruba Networks, Inc.*	3,413	76,741
Atlantic Tele-Network, Inc.	249	10,702
Aviat Networks, Inc.*	1,462	3,480
Black Box Corp.	562	14,337
Calamp Corp.*	1,400	11,494
Calix, Inc.*	887	5,677
Cbeyond, Inc.*	568	5,600

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Ciena Corp.*	3,000	$40,800
Cincinnati Bell, Inc.*	5,985	34,114
Comtech Telecommunications Corp.	552	15,257
Comverse Technology, Inc.*	6,900	42,435
Consolidated Communications Holdings, Inc.	1,745	29,997
DigitalGlobe, Inc.*	1,345	27,425
Extreme Networks, Inc.*	1,947	6,503
Fairpoint Communications, Inc.*	600	4,536
Finisar Corp.*	3,221	46,060
General Communication, Inc., Class A*	986	9,663
GeoEye, Inc.*	547	14,457
Globecomm Systems, Inc.*	500	5,575
Harmonic, Inc.*	3,470	15,754
Hawaiian Telcom Holdco, Inc.*	500	8,865
HickoryTech Corp.	400	4,232
IDT Corp., Class B	300	3,081
Infinera Corp.*	4,694	25,723
InterDigital, Inc.	1,494	55,696
Iridium Communications, Inc.*	1,100	8,052
Ixia*	1,313	21,100
KVH Industries, Inc.*	354	4,775
Leap Wireless International, Inc.*	1,400	9,548
LogMeIn, Inc.*	581	13,032
Loral Space & Communications, Inc.*	346	24,601
Lumos Networks Corp	382	3,003
Magicjack Vocaltec Ltd.	700	17,171
NeoPhotonics Corp.*	300	1,752
Netgear, Inc.*	1,329	50,688
Neutral Tandem, Inc.*	926	8,686
Ntelos Holdings Corp	382	6,635
Oclaro, Inc.*	1,100	2,970
Oplink Communications, Inc.*	635	10,503
ORBCOMM, Inc.*	1,000	3,740
Parkervision, Inc.*	4,100	9,594
Plantronics, Inc.	1,267	44,763
Preformed Line Products Co.	45	2,444
Premiere Global Services, Inc.*	1,656	15,484
Primus Telecommunications Group, Inc.*	600	9,162
Procera Networks, Inc.*	700	16,450
RF Micro Devices, Inc.*	10,551	41,676
Rignet, Inc.*	200	3,700
Shenandoah Telecommunications Co.	559	9,838
ShoreTel, Inc.*	981	4,012
Sonus Networks, Inc.*	4,915	9,240
Sycamore Networks, Inc.*	624	9,610
Symmetricom, Inc.*	959	6,684
Telenavinc*	300	1,791
Tellabs, Inc.	11,600	41,064
Telular Corp.	400	3,960
Ubiquiti Networks, Inc.*	200	2,380
USA Mobility, Inc.	512	6,077
Viasat, Inc.*	1,362	50,912
Vonage Holdings Corp.*	3,700	8,436
Westell Technologies, Inc.*	1,400	2,996

		1,160,946

	Number of Shares	Value†

Textiles — 0.1%
G&K Services, Inc., Class A	576	$18,034
Unifirst Corp.	577	38,538

		56,572

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc.	584	8,509
Leapfrog Enterprises, Inc.*	1,876	16,921

		25,430

Transportation — 1.6%
Air Transport Services Group, Inc.*	2,085	9,174
Arkansas Best Corp.	795	6,296
Atlas Air Worldwide Holdings, Inc.*	848	43,782
Bristow Group, Inc.	1,150	58,133
CAI International, Inc.*	260	5,335
Celadon Group, Inc.	435	6,991
Echo Global Logistics, Inc.*	500	8,575
Forward Air Corp.	896	27,247
Frontline Ltd.*	1,200	4,608
Genco Shipping & Trading Ltd.*	511	1,881
Genesee & Wyoming, Inc., Class A*	1,226	81,970
Gulfmark Offshore, Inc., Class A*	879	29,042
Heartland Express, Inc.	1,967	26,279
HUB Group, Inc., Class A*	1,043	30,956
International Shipholding Corp.	141	2,379
Knight Transportation, Inc.	1,764	25,225
Knightsbridge Tankers Ltd.	574	3,760
Marten Transport Ltd.	434	7,625
Nordic American Tanker Shipping	1,367	13,779
Old Dominion Freight Line, Inc.*	2,109	63,608
Overseas Shipholding Group, Inc.*	600	3,960
Pacer International, Inc.*	687	2,734
Patriot Transportation Holding, Inc.*	69	1,924
PHI, Inc.*	293	9,218
Quality Distribution, Inc.*	400	3,700
RailAmerica, Inc.*	456	12,526
Rand Logistics, Inc.*	1,000	7,530
Roadrunner Transportation Systems, Inc.*	200	3,236
Saia, Inc.*	774	15,588
Scorpio Tankers, Inc.*	600	3,600
Ship Finance International Ltd.	1,684	26,473
Swift Transportation Co.*	2,500	21,550
Teekay Tankers Ltd., Class A	3,193	11,942
Universal Truckload Services, Inc.*	100	1,597
Werner Enterprises, Inc.	1,252	26,755
Xpo Logistics, Inc.*	700	8,568

		617,546

Trucking and Leasing — 0.2%
Amerco, Inc.*	295	31,376
Greenbrier Cos., Inc.*	1,047	16,898
TAL International Group, Inc.	993	33,742
Textainer Group Holdings Ltd.	412	12,587

		94,603

Water — 0.3%
American States Water Co.	562	24,970
Artesian Resources Corp., Class A	113	2,625
California Water Service Group	1,166	21,746

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Water — (continued)
Connecticut Water Service, Inc.	319	$10,176
Consolidated Water Co., Inc.	312	2,580
Middlesex Water Co.	531	10,174
Pico Holdings, Inc.*	792	18,073
SJW Corp.	288	7,304
York Water Co.	297	5,447

		103,095

TOTAL COMMON STOCKS (Cost $29,160,140)		34,848,861

REAL ESTATE INVESTMENT TRUSTS — 6.8%
Apartments — 0.2%
Associated Estates Realty Corp.	1,456	22,073
Campus Crest Communities, Inc.	1,200	12,960
Education Realty Trust, Inc.	4,005	43,655

		78,688

Building & Real Estate — 2.0%
Agree Realty Corp.	196	4,996
Alexander’s, Inc.	57	24,367
Anworth Mortgage Asset Corp.	5,431	36,931
Apollo Commercial Real Estate Finance, Inc.	400	6,936
Capstead Mortgage Corp.	3,475	46,878
Colony Financial, Inc.	816	15,896
CreXus Investment Corp.	1,961	21,198
CYS Investments, Inc.	4,956	69,830
Dynex Capital, Inc.	1,407	15,125
Getty Realty Corp.	563	10,106
Government Properties Income Trust	1,344	31,450
Invesco Mortgage Capital, Inc.	3,907	78,648
iStar Financial, Inc.*	2,118	17,537
New York Mortgage Trust, Inc.	1,400	9,870
NorthStar Realty Finance Corp.	3,921	24,938
Pennymac Mortgage Investment Trust	1,792	41,879
Redwood Trust, Inc.	2,277	32,925
Resource Capital Corp.	3,000	17,640
Starwood Property Trust, Inc.	3,535	82,259
Sun Communities, Inc.	890	39,267
Two Harbors Investment Corp.	9,300	109,275
UMH Properties, Inc.	168	2,011
Walter Investment Management Corp.*	853	31,569

		771,531

Diversified — 0.5%
Coresite Realty Corp.	500	13,470
DuPont Fabros Technology, Inc.	1,950	49,238
Entertainment Properties Trust	1,610	71,532
PS Business Parks, Inc.	665	44,435
Whitestone REIT	200	2,640

		181,315

Forest Products & Paper — 0.1%
Potlatch Corp.	1,378	51,496

Healthcare — 0.7%
Healthcare Realty Trust, Inc.	2,472	56,980
LTC Properties, Inc.	917	29,206
Medical Properties Trust, Inc.	4,607	48,143

	Number of Shares	Value†

Healthcare — (continued)
National Health Investors, Inc.	857	$44,084
Omega Healthcare Investors, Inc.	3,148	71,554
Sabra Healthcare Reit, Inc.	1,088	21,771
Universal Health Realty Income Trust	320	14,714

		286,452

Hotels & Resorts — 0.9%
Ashford Hospitality Trust, Inc.	2,320	19,488
Chesapeake Lodging Trust	789	15,677
DiamondRock Hospitality Co.	6,223	59,928
FelCor Lodging Trust, Inc.*	5,018	23,785
Hersha Hospitality Trust	6,269	30,718
LaSalle Hotel Properties	2,917	77,855
Pebblebrook Hotel Trust	1,709	39,974
Strategic Hotels & Resorts, Inc.*	5,012	30,122
Sunstone Hotel Investors, Inc.*	4,132	45,452

		342,999

Industrial — 0.4%
DCT Industrial Trust, Inc.	7,782	50,350
EastGroup Properties, Inc.	875	46,550
First Industrial Realty Trust, Inc.*	3,229	42,429
First Potomac Realty Trust	1,492	19,217
Monmouth Real Estate Investment Corp., Class A	1,149	12,857

		171,403

Mixed Industrial/Office — 0.6%
CapLease, Inc.	1,735	8,970
Colonial Properties Trust	2,616	55,067
Cousins Properties, Inc.	3,061	24,304
Gladstone Commercial Corp.	152	2,775
Investors Real Estate Trust	2,918	24,132
Lexington Realty Trust	3,815	36,853
Mission West Properties, Inc.	287	2,497
One Liberty Properties, Inc.	203	3,786
Washington Real Estate Investment Trust	2,106	56,483
Winthrop Realty Trust	777	8,376

		223,243

Office Property — 0.3%
Franklin Street Properties Corp.	2,745	30,387
Highwoods Properties, Inc.	2,460	80,245
Hudson Pacific Properties, Inc.	900	16,650
Parkway Properties, Inc.	593	7,929

		135,211

Real Estate Investment Trusts — 0.1%
Select Income REIT	500	12,310
Western Asset Mortgage Capital Corp.	500	11,100
		23,410
Regional Malls — 0.2%
Glimcher Realty Trust	4,916	51,962
Pennsylvania Real Estate Investment Trust	1,715	27,200
Rouse Properties, Inc.	1,000	14,350

		93,512

Storage & Warehousing — 0.3%
CubeSmart	4,525	58,237

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Storage & Warehousing — (continued)
Sovran Self Storage, Inc.	882	$51,023

		109,260

Strip Centers — 0.5%
Acadia Realty Trust	1,420	35,244
Cedar Shopping Centers, Inc.	2,826	14,921
Equity One, Inc.	1,554	32,727
Excel Trust, Inc.	900	10,278
Inland Real Estate Corp.	2,988	24,651
Kite Realty Group Trust	1,107	5,646
Ramco-Gershenson Properties Trust	1,641	20,562
Retail Opportunity Investments Corp.	1,300	16,731
Saul Centers, Inc.	151	6,704
Urstadt Biddle Properties, Inc., Class A	516	10,439

		177,903

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,208,977)		2,646,423

RIGHTS — 0.0%
Allos Therapeutics Contingent Value Rights~ (Cost $0)	1,315	0

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.075%, 10/04/12	$37	37,000
0.090%, 12/06/12	45	44,994
0.100%, 11/08/12	30	29,997

TOTAL U.S. TREASURY OBLIGATIONS (Cost $111,989)		111,991

	Number of Shares	Value†
WARRANTS — 0.0%
Clinical Data, Inc.~	354	0
CVR Energy, Inc.~	2,274	0
Magnum Hunter Resources Corp.~	260	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS — 2.8%
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares (Cost $1,093,115)	1,093,115	1,093,115

TOTAL INVESTMENTS — 100.0% (Cost $32,574,221)(a)		$38,700,390

~	Fair valued security. The total market value of fair valued securities at September 30, 2012 is 26.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $32,834,475. Net unrealized appreciation was $5,865,915. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,094,553 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,228,638.

Plc — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS
Advertising	$27,072	$27,072	$—	$—
Aerospace & Defense	481,594	481,594	—	—
Agriculture	139,932	139,932	—	—
Airlines	247,041	247,041	—	—
Apparel	479,508	479,508	—	—
Auto Manufacturers	15,686	15,686	—	—
Auto Parts & Equipment	336,559	336,559	—	—
Banks	2,456,384	2,456,384	—	—
Beverages	72,146	72,146	—	—
Biotechnology	969,409	969,409	—	—
Building & Real Estate	2,894	2,894	—	—
Building Materials	403,374	403,374	—	—
Chemicals	657,162	657,162	—	—
Coal	115,509	115,509	—	—
Commercial Services	2,431,730	2,431,730	—	—
Computers	688,402	688,402	—	—
Cosmetics & Personal Care	43,827	43,827	—	—
Distribution & Wholesale	424,298	424,298	—	—
Diversified Financial Services	831,220	831,194	26	—
Electric	932,888	932,888	—	—
Electrical Components & Equipment	390,720	390,720	—	—
Electronics	774,975	774,975	—	—
Energy-Alternate Sources	117,871	117,871	—	—
Engineering & Construction	235,537	235,537	—	—
Entertainment	406,468	406,468	—	—
Environmental Control	285,686	285,686	—	—
Food	782,468	782,468	—	—
Forest Products & Paper	276,818	276,818	—	—
Gas	418,180	418,180	—	—
Hand & Machine Tools	53,534	53,534	—	—
Healthcare Products	1,319,482	1,319,482	—	—
Healthcare Services	688,110	688,110	—	—
Holding Companies	30,048	30,048	—	—
Home Builders	262,695	262,695	—	—
Home Furnishings	186,840	186,840	—	—
Hotels & Resorts	11,616	11,616	—	—
Household Products & Wares	213,493	213,493	—	—
Housewares	10,272	10,272	—	—
Industrial	50,496	50,496	—	—
Insurance	949,553	949,553	—	—
Internet	954,997	954,997	—	—
Investment Companies	380,582	380,582	—	—
Iron & Steel	51,670	51,670	—	—
Leisure Time	221,190	221,190	—	—
Lodging	105,726	105,726	—	—
Machinery - Construction & Mining	18,903	18,903	—	—
Machinery - Diversified	582,536	582,536	—	—
Media	249,794	249,794	—	—
Medical Instruments	6,050	6,050	—	—
Metal Fabricate/Hardware	278,305	278,305	—	—
Mining	464,309	464,309	—	—
Miscellaneous Manufacturing	838,163	838,163	—	—
Office Furnishings	157,119	157,119	—	—
Oil & Gas	1,306,060	1,306,060	—	—
Oil & Gas Services	594,569	594,569	—	—
Packaging and Containers	47,462	47,462	—	—
Pharmaceuticals	1,361,224	1,361,224	—	—
Pipelines	61,430	61,430	—	—
Private Equity	32,667	32,667	—	—

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Small Cap Index Fund

Real Estate	70,452	70,452	—	—
Real Estate Investment Trusts	232,128	232,128	—	—
Retail	2,463,007	2,463,007	—	—
Savings & Loans	381,682	381,682	—	—
Semiconductors	1,105,337	1,105,337	—	—
Software	1,569,021	1,569,021	—	—
Storage & Warehousing	34,789	34,789	—	—
Telecommunications	1,160,946	1,160,946	—	—
Textiles	56,572	56,572	—	—
Toys, Games & Hobbies	25,430	25,430	—	—
Transportation	617,546	617,546	—	—
Trucking and Leasing	94,603	94,603	—	—
Water	103,095	103,095	—	—
REAL ESTATE INVESTMENT TRUSTS	2,646,423	2,646,423	—	—
U.S. TREASURY OBLIGATIONS	111,991	—	111,991	—
SHORT-TERM INVESTMENTS	1,093,115	1,093,115	—	—

TOTAL INVESTMENTS	38,700,390	38,588,373	112,017	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — 97.7%
Australia — 8.6%
AGL Energy Ltd.	4,146	$64,234
ALS Ltd.	2,160	19,149
Alumina Ltd.*	14,267	12,423
Amcor Ltd.	9,335	74,902
AMP Ltd.	24,056	107,477
APA Group	3,658	17,945
Asciano Group	6,617	29,825
ASX Ltd.	1,185	36,208
Australia & New Zealand Banking Group Ltd.	21,181	541,294
Bendigo & Adelaide Bank Ltd.	3,095	24,595
BHP Billiton Ltd.	25,371	866,899
Boral Ltd.	4,400	17,435
Brambles Ltd.	11,679	84,629
Caltex Australia Ltd.	1,064	18,128
Centro Retail Australia	8,457	18,336
CFS Retail Property Trust	18,683	37,278
Coca-Cola Amatil Ltd.	4,423	62,096
Cochlear Ltd.	507	35,174
Commonwealth Bank of Australia	12,546	722,375
Computershare Ltd.	2,605	22,350
Crown Ltd.	2,672	25,128
CSL Ltd.	3,826	181,979
Dexus Property Group	29,914	29,409
Echo Entertainment Group Ltd.	6,026	23,832
Fairfax Media Ltd.	8,585	3,675
Fortescue Metals Group Ltd.	10,696	38,346
Goodman Group	13,631	55,713
GPT Group	11,893	41,808
GPT Group, In Specie~	16,419	0
Harvey Norman Holdings Ltd.	3,095	6,193
Iluka Resources Ltd.	2,473	25,279
Incitec Pivot Ltd.	12,659	38,871
Insurance Australia Group Ltd.	17,661	79,654
Leighton Holdings Ltd.	960	16,426
Lend Lease Group	3,883	31,453
Lynas Corp Ltd.*	11,331	9,165
Macquarie Group Ltd.	2,450	71,841
Metcash Ltd.	4,753	17,401
Mirvac Group	24,107	35,653
National Australia Bank Ltd.	17,733	466,233
Newcrest Mining Ltd.	6,199	186,349
Orica Ltd.	2,596	66,759
Origin Energy Ltd.	8,361	97,966
OZ Minerals Ltd.	2,023	14,044
Qantas Airways Ltd.*	6,627	8,340
QBE Insurance Group Ltd.	9,708	129,653
QR National Ltd.	11,327	39,878
Ramsay Health Care Ltd.	980	24,362
Rio Tinto Ltd.	3,521	193,399
Santos Ltd.	7,189	84,345
Sims Metal Management Ltd.	1,296	12,879
Sonic Healthcare Ltd.	2,518	35,272
SP Ausnet	14,355	15,563
Stockland	15,423	53,205
Suncorp-Metway Ltd.	10,722	102,271

	Number of Shares	Value†

Australia — (continued)
Sydney Airport	3,363	$11,007
TABCORP Holdings Ltd.	5,855	16,732
Tatts Group Ltd.	11,678	32,698
Telstra Corp. Ltd.	35,607	144,351
Toll Holdings Ltd.	4,043	18,387
Transurban Group	10,471	64,923
Wesfarmers Ltd.	1,001	36,923
Wesfarmers Ltd. PPS	6,468	228,918
Westfield Group	17,462	183,498
Westfield Retail Trust	21,490	64,167
Westpac Banking Corp.	24,113	618,279
Whitehaven Coal Ltd.	2,966	8,743
Woodside Petroleum Ltd.	5,335	182,503
Woolworths Ltd.	9,823	292,499
WorleyParsons Ltd.	1,385	40,412

		7,019,136

Austria — 0.2%
Andritz AG	483	27,386
Erste Group Bank AG	1,805	40,341
Immoeast AG~	2,678	0
IMMOFINANZ AG	6,387	23,197
OMV AG	1,135	39,759
Raiffeisen International Bank-Holding AG	211	7,652
Telekom Austria AG	2,544	17,990
Verbund AG	303	6,277
Vienna Insurance Group	300	12,739
Voestalpine AG	642	19,245

		194,586

Belgium — 1.1%
Ageas	1,632	39,208
Anheuser-Busch InBev N.V.	6,346	542,892
Belgacom S.A.	1,133	34,572
Colruyt S.A.	647	28,189
Delhaize Group S.A.	595	22,980
Groupe Bruxelles Lambert S.A.	667	49,539
KBC Groep N.V.	1,139	27,354
Mobistar S.A.	172	5,426
Solvay S.A.	480	55,625
Telenet Group Holding N.V.*	377	16,854
UCB S.A.	734	40,391
Umicore	797	41,722

		904,752

Bermuda — 0.1%
Seadrill Ltd.	2,914	114,475

China — 0.1%
Foxconn International Holdings Ltd.*	17,000	5,576
Sands China Ltd.	16,800	62,200
Yangzijiang Shipbuilding Holdings Ltd.	19,000	15,088

		82,864

Denmark — 1.2%
A.P. Moller—Maersk A/S,B Shares	10	71,493
A.P. Moller—Maersk A/S,A Shares	5	33,805
Carlsberg A/S, B Shares	764	67,683
Coloplast A/S, B Shares	151	31,466

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Danske Bank A/S*	5,451	$98,236
DSV A/S	1,300	29,185
Novo Nordisk A/S, B Shares	3,221	506,901
Novozymes A/S	1,708	47,109
TDC A/S	4,800	35,022
TrygVesta A/S	303	19,649
William Demant Holding A/S*	138	12,365

		952,914

Finland — 0.7%
Elisa Oyj	1,000	22,629
Fortum Oyj	3,817	70,329
Kesko Oyj, B Shares	513	14,541
Kone Oyj, B Shares	1,210	83,864
Metso Oyj	844	30,232
Neste Oil Oyj	812	10,668
Nokia Oyj	29,136	75,614
Nokian Renkaat Oyj	755	30,819
Orion Oyj, Class B	750	16,054
Pohjola Bank Plc	1,500	19,774
Sampo Oyj, A Shares	3,201	99,746
Stora Enso Oyj, R Shares	5,326	33,183
UPM-Kymmene Oyj	3,605	40,880
Wartsila Oyj	1,200	41,641

		589,974

France — 8.7%
Accor S.A.	1,031	34,325
Aeroports de Paris	215	17,144
Air Liquide S.A.	2,490	308,638
Alcatel-Lucent*	15,694	17,315
Alstom S.A.	1,623	56,817
Arkema S.A.	505	47,269
AtoS Origin S.A.	326	22,682
AXA S.A.	14,225	211,777
BNP Paribas	7,680	364,117
Bouygues S.A.	1,339	32,561
Bureau Veritas S.A.	443	45,477
Cap Gemini S.A.	1,311	55,401
Carrefour S.A.	4,815	99,881
Casino Guichard Perracho S.A.	395	34,940
Christian Dior S.A.	420	56,260
Cie Generale d’Optique Essilor International S.A.	1,639	153,371
Cie Generale de Geophysique—Veritas*	1,072	34,428
CNP Assurances	627	8,183
Compagnie de Saint-Gobain	3,257	114,002
Compagnie Generale des Establissements Michelin, B Shares	1,488	116,513
Credit Agricole S.A.	7,249	49,861
Danone	4,623	284,449
Dassault Systemes S.A.	480	50,431
Edenred	1,127	31,646
Electricite de France S.A.	2,177	45,521
Eurazeo	336	15,379
Eutelsat Communications S.A.	1,230	39,519
Fonciere Des Regions	114	8,567
France Telecom S.A.	15,002	181,668

	Number of Shares	Value†

France — (continued)
GDF Suez	10,252	$228,538
Gecina S.A.	190	19,444
Groupe Eurotunnel S.A.	3,383	23,828
ICADE	156	12,706
Iliad S.A.	177	28,805
Imerys S.A.	213	12,497
JC Decaux S.A.	400	9,054
Klepierre	874	30,622
L’Oreal S.A.	1,935	239,245
Lafarge S.A.	1,450	77,905
Lagardere S.C.A.	642	17,536
Legrand S.A.	1,792	67,547
LVMH Moet Hennessy Louis Vuitton S.A.	2,025	303,989
Natixis	5,860	18,396
Pernod-Ricard S.A.	1,711	191,924
Peugeot S.A.*	1,186	9,363
PPR	570	87,484
Publicis Groupe S.A.	1,244	69,581
Remy Cointreau S.A.	152	17,477
Renault S.A.	1,500	70,284
Rexel S.A.	1,089	21,913
Safran S.A.	1,723	61,976
Sanofi S.A.	9,359	800,910
Schneider Electric S.A.	4,180	247,136
SCOR SE	1,095	28,225
Societe BIC S.A.	246	29,712
Societe Generale*	5,678	160,903
Sodexo	682	51,349
Suez Environment Co.	1,814	20,519
Technip S.A.	838	93,112
Thales S.A.	773	26,535
Total S.A.	16,741	832,863
Unibail-Rodamco SE	748	149,051
Vallourec S.A.	763	32,237
Veolia Environment S.A.	2,962	31,868
Vinci S.A.	3,420	145,514
Vivendi S.A.	10,388	202,431
Wendel S.A.	211	17,807
Zodiac Aerospace	227	22,162

		7,050,590

Germany — 7.9%
Adidas AG	1,711	140,407
Allianz SE	3,609	430,422
Axel Springer AG	327	14,182
BASF SE	7,248	612,428
Bayer AG	6,532	561,684
Bayerische Motoren Werke AG	2,673	196,010
Beiersdorf AG	876	64,338
Brenntag AG	361	46,258
Celesio AG	516	9,213
Commerzbank AG*	31,923	57,109
Continental AG	691	67,770
Daimler AG	7,210	349,942
Deutsche Bank AG	7,422	293,981
Deutsche Boerse AG	1,623	89,813
Deutsche Lufthansa AG	1,383	18,769

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Deutsche Post AG	6,209	$121,297
Deutsche Telekom AG	22,453	276,122
E.ON AG	14,330	340,523
Fraport AG Frankfurt Airport Services Worldwide	272	15,740
Fresenius Medical Care AG & Co. KGaA	1,576	115,600
Fresenius SE & Co. KGaA	896	104,041
GEA Group AG	1,218	36,928
Hannover Ruckversicherung AG	356	22,781
HeidelbergCement AG	964	50,633
Henkel AG & Co. KGaA	937	61,156
Hochtief AG*	206	9,661
Hugo Boss AG	138	12,155
Infineon Technologies AG	9,503	60,402
K+S AG	1,330	65,523
Kabel Deutschland Holding AG	620	44,259
Lanxess AG	727	60,389
Linde AG	1,482	255,437
MAN SE	281	25,773
Merck KGaA	557	68,758
Metro AG	1,156	34,633
Muenchener Ruckversicherung AG	1,441	225,318
RWE AG	3,965	177,426
Salzgitter AG	183	7,082
SAP AG	7,284	518,354
Siemens AG	6,490	649,133
Suedzucker AG	700	24,797
ThyssenKrupp AG	3,081	65,634
United Internet AG	908	18,534
Volkswagen AG	196	32,854
Wacker Chemie AG	128	8,230

		6,461,499

Greece — 0.0%
Coca-Cola Hellenic Bottling Co. S.A.*	1,467	27,373
OPAP S.A.	1,080	5,542

		32,915

Guernsey — 0.0%
Resolution Ltd.	9,101	31,937

Hong Kong — 3.2%
AIA Group Ltd.	81,800	303,104
ASM Pacific Technology Ltd.	1,700	20,102
BOC Hong Kong Holdings Ltd.	31,000	98,040
Cathay Pacific Airways Ltd.*	10,000	16,183
Cheung Kong Holdings Ltd.	11,000	160,696
Cheung Kong Infrastructure Holdings Ltd.	4,000	24,190
CLP Holdings Ltd.	15,000	127,320
First Pacific Co., Ltd.	14,000	15,140
Galaxy Entertainment Group Ltd.*	12,000	39,869
Genting Singapore Plc	44,000	48,918
Hang Lung Group Ltd.	6,000	37,890
Hang Lung Properties Ltd.	19,000	64,693
Hang Seng Bank Ltd.	6,400	97,837
Henderson Land Development Co., Ltd.	7,297	52,257
Hong Kong Exchanges & Clearing Ltd.	8,498	127,672
Hopewell Holdings Ltd.	3,500	12,060

	Number of Shares	Value†

Hong Kong — (continued)
Hutchison Whampoa Ltd.	17,000	$163,944
Hysan Development Co., Ltd.	3,140	14,258
Kerry Properties Ltd.	4,009	20,216
Li & Fung Ltd.	50,000	77,103
Lifestyle International Holdings, Ltd.	4,500	9,276
MGM China Holdings Ltd.	10,400	17,863
MTR Co., Ltd.	9,764	36,912
New World Development Ltd.	33,130	51,053
Noble Group Ltd.	22,484	24,133
NWS Holdings Ltd.	11,186	17,930
Orient Overseas International Ltd.	2,000	10,961
PCCW Ltd.	32,000	13,046
Power Assets Holdings Ltd.	11,500	97,646
Shangri-La Asia Ltd.	8,666	16,760
Sino Land Co., Ltd.	26,298	48,974
SJM Holdings Ltd.	17,000	36,736
Sun Hung Kai Properties Ltd.	12,346	179,640
Swire Pacific Ltd., Class A	5,000	61,044
The Bank of East Asia Ltd.	10,272	38,322
The Hong Kong & China Gas Co., Ltd.	38,253	96,696
The Link Real Estate Investment Trust	18,965	89,825
Wharf Holdings Ltd.	13,000	89,892
Wheelock & Co., Ltd.	7,000	30,073
Wing Hang Bank Ltd.	2,046	19,157
Wynn Macau Ltd.*	12,400	33,244
Yue Yuen Industrial Holdings Ltd.	7,000	23,475

		2,564,150

Ireland — 0.6%
Anglo Irish Bank Corp. Plc~	3,146	0
CRH Plc	5,239	100,616
Elan Corp. Plc*	3,335	35,829
Experian Plc	8,268	137,668
James Hardie Industries SE	3,154	28,328
Kerry Group Plc, Class A	1,174	60,120
Ryanair Holdings Plc*	59	1,903
Shire Plc	4,615	136,137

		500,601

Israel — 0.6%
The Israel Corp. Ltd.	16	10,187
Bank Hapoalim BM*	8,292	29,586
Bank Leumi Le-Israel BM*	8,478	23,760
Bezeq Israeli Telecommunication Corp. Ltd.	7,500	8,762
Elbit Systems Ltd.	300	10,277
Israel Chemicals Ltd.	3,410	41,417
Mellanox Technologies Ltd.*	251	26,031
Mizrahi Tefahot Bank Ltd.*	783	6,952
NICE Systems Ltd.*	400	13,298
Teva Pharmaceutical Industries Ltd.	6,670	275,330

		445,600

Italy — 2.1%
Assicurazioni Generali SpA	9,560	137,821
Atlantia SpA	2,293	35,667
Autogrill SpA	1,200	11,424
Banca Monte dei Paschi di Siena SpA*	33,709	9,792
Banco Popolare Societa Cooperative*	16,657	24,968

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Enel Green Power SpA	17,403	$29,477
Enel SpA	53,172	188,370
ENI SpA	20,154	441,846
Exor SpA	457	11,515
Fiat Industrial SpA	7,320	71,686
Fiat SpA*	7,996	42,769
Finmeccanica SpA*	2,436	11,579
Intesa Sanpaolo SpA	74,186	113,122
Intesa Sanpaolo SpA, RSP	5,114	6,634
Luxottica Group SpA	1,094	38,590
Mediaset SpA	4,492	8,463
Mediobanco SpA	2,550	13,662
Pirelli & C SpA	1,674	18,064
Prysmian SpA	1,358	24,273
Saipem SpA	2,015	97,104
Snam Rete Gas SpA	13,601	60,331
Telecom Italia SpA	73,498	73,833
Telecom Italia SpA, RSP	37,646	32,977
Terna Rete Elettrica Nasionale SpA	8,545	31,863
Unicredit SpA*	29,703	123,604
Unione di Banche Italiane ScpA	6,094	22,599

		1,682,033

Japan — 19.5%
ABC-Mart, Inc.	200	8,826
Advantest Corp.	1,200	15,602
Aeon Co., Ltd.	4,100	46,297
Aeon Credit Service Co., Ltd.	700	15,052
Aeon Mall Co., Ltd.	500	12,209
Air Water, Inc.	1,000	12,239
Aisin Seiki Co., Ltd.	1,700	48,415
Ajinomoto Co., Inc.	5,000	78,316
Alfresa Holdings Corp.	200	9,852
All Nippon Airways Co., Ltd.	11,000	23,122
Amada Co., Ltd.	3,000	13,109
Aozora Bank Ltd.	5,000	15,290
Asahi Breweries Ltd.	2,700	66,585
Asahi Glass Co., Ltd.	7,000	46,567
Asahi Kasei Corp.	11,000	56,701
ASICS Corp.	1,000	13,489
Astellas Pharma, Inc.	3,600	182,448
Benesse Corp.	400	19,356
Bridgestone Corp.	4,800	111,323
Brother Industries Ltd.	1,500	13,893
Canon, Inc.	9,000	288,879
Casio Computer Co., Ltd.	1,500	10,626
Central Japan Railway Co.	1,100	96,555
Chiyoda Corp.	1,000	15,536
Chubu Electric Power Co., Inc.	4,400	57,133
Chugai Pharmaceutical Co., Ltd.	1,800	37,727
Citizen Holdings Co., Ltd.	800	4,044
Coca-Cola West Co., Ltd.	700	11,608
Cosmo Oil Co., Ltd.	6,000	11,032
Credit Saison Co., Ltd.	1,000	24,160
Dai Nippon Printing Co., Ltd.	5,000	34,865
Daicel Chemical Industries Ltd.	2,000	11,979
Daido Steel Co., Ltd.	2,000	9,288

	Number of Shares	Value†

Japan — (continued)
Daihatsu Motor Co., Ltd.	1,000	$16,662
Daiichi Sankyo Co., Ltd.	5,200	85,656
Daikin Industries Ltd.	1,600	41,383
Dainippon Sumitomo Pharma Co., Ltd.	1,400	15,382
Daito Trust Construction Co., Ltd.	500	50,192
Daiwa House Industry Co., Ltd.	4,000	57,960
Daiwa Securities Group, Inc.	11,000	41,781
Dena Co., Ltd.	700	23,221
Denki Kagaku Kogyo K.K.	4,000	12,396
Denso Corp.	4,000	125,682
Dentsu, Inc.	1,300	32,927
East Japan Railway Co.	2,800	185,262
Eisai Co., Ltd.	1,900	85,591
Electric Power Development Co., Ltd.	1,000	26,331
FamilyMart Co., Ltd.	500	24,565
FANUC Corp., Ltd.	1,500	241,438
Fast Retailing Co., Ltd.	400	92,895
Fuji Electric Holdings Co., Ltd.	4,000	8,113
Fuji Heavy Industries Ltd.	4,000	33,326
FUJIFILM Holdings Corp.	3,500	58,620
Fujitsu Ltd.	16,000	60,068
Fukuoka Financial Group, Inc.	6,000	24,362
Furukawa Electric Co., Ltd.	4,000	7,516
Gree, Inc.	800	14,605
GS Yuasa Corp.	2,000	8,315
Gunma Bank Ltd.	3,000	15,235
Hakuhodo Dy Holdings, Inc.	250	16,841
Hamamatsu Photonics K.K.	500	17,179
Hankyu Hanshin Holdings, Inc.	8,000	43,204
Hino Motors Ltd.	2,000	13,093
Hirose Electric Co., Ltd.	200	22,389
Hitachi Chemical Co., Ltd.	1,000	13,487
Hitachi Construction Machinery Co., Ltd.	1,000	16,150
Hitachi High-Technologies Corp.	500	12,071
Hitachi Ltd.	37,000	205,465
Hitachi Metals Ltd.	1,000	8,909
Hitamitsu Pharmaceutical Co., Ltd.	400	22,138
Hokkaido Electric Power Co., Inc.	900	7,306
Hokuriku Electric Power Co.	1,200	14,545
Honda Motor Co., Ltd.	12,900	398,679
Hoya Corp.	3,700	81,171
Hulic Co., Ltd.	2,800	17,011
IBIDEN Co., Ltd.	500	7,314
Idemitsu Kosan Co., Ltd.	100	8,179
IHI Corp.	9,000	20,045
INPEX Holdings, Inc.	18	107,005
Isetan Mitsukoshi Holdings Ltd.	2,500	26,049
Isuzu Motors Ltd.	8,000	38,550
ITOCHU Corp.	12,400	125,182
Itochu Technology Solutions Corp.	300	15,593
J. Front Retailing Co., Ltd.	4,000	22,417
Japan Petroleum Exploration Co.	300	12,023
Japan Prime Realty Investment Corp.	5	15,074
Japan Real Estate Investment Corp.	4	40,254
Japan Retail Fund Investment Corp.	10	17,855
Japan Tobacco, Inc.	7,200	215,523

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
JFE Holdings, Inc.	4,300	$56,647
JGC Corp.	2,000	66,608
Joyo Bank Ltd.	4,000	19,562
JS Group Corp.	1,800	42,894
JSR Corp.	900	14,729
JTEKT Corp.	1,500	11,857
Jupiter Telecommunications Co., Ltd.	12	12,178
JX Holdings, Inc.	16,690	91,170
Kajima Corp.	7,000	19,096
Kamigumi Co., Ltd.	1,000	8,263
Kaneka Corp.	2,000	9,628
Kansai Paint Co., Ltd.	2,000	22,166
Kao Corp.	4,300	126,425
Kawasaki Heavy Industries Ltd.	9,000	17,851
Kawasaki Kisen Kaisha Ltd.	4,000	5,026
KDDI Corp.	2,200	170,637
Keihin Electric Express Railway Co., Ltd.	4,000	37,682
Keio Corp.	5,000	37,674
Keisei Electric Railway Co., Ltd.	2,000	18,042
Keyence Corp.	341	87,324
Kikkoman Corp.	1,000	13,655
Kinden Corp.	1,000	6,291
Kintetsu Corp.	13,000	50,908
Kirin Holdings Co., Ltd.	7,000	93,600
Kobe Steel Ltd.	18,000	14,261
Koito Manufacturing Co. Ltd.	1,000	11,545
Komatsu Ltd.	7,600	148,959
Konami Corp.	600	13,624
Konica Minolta Holdings, Inc.	3,000	23,078
Kubota Corp.	8,000	80,738
Kuraray Co., Ltd.	2,400	27,255
Kurita Water Industries Ltd.	800	17,687
Kyocera Corp.	1,100	95,314
Kyowa Hakko Kirin Co., Ltd.	2,000	24,152
Kyushu Electric Power Co., Inc.	2,800	23,092
Lawson, Inc.	400	30,706
Mabuchi Motor Co., Ltd.	200	9,146
Makita Corp.	700	27,096
Marubeni Corp.	14,000	89,005
Marui Group Co., Ltd.	1,500	10,607
Maruichi Steel Tube Ltd.	300	6,408
Mazda Motor Corp.*	20,000	23,343
McDonald’s Holdings Co. (Japan), Ltd.	700	19,942
Medipal Holdings Corp.	1,500	20,648
MEIJI Holdings Co., Ltd.	500	24,813
Miraca Holdings, Inc.	400	17,963
Mitsubishi Chemical Holdings Corp.	9,500	36,285
Mitsubishi Corp.	11,300	204,675
Mitsubishi Electric Corp.	16,000	117,934
Mitsubishi Estate Co., Ltd.	10,000	191,201
Mitsubishi Gas Chemical Co., Inc.	3,000	15,047
Mitsubishi Heavy Industries Ltd.	25,000	108,117
Mitsubishi Logistics Corp.	1,000	11,886
Mitsubishi Materials Corp.	7,000	22,023
Mitsubishi Motors Corp.*	37,000	34,128
Mitsubishi Tanabe Pharma Corp.	1,900	28,835

	Number of Shares	Value†

Japan — (continued)
Mitsubishi UFJ Financial Group, Inc.	100,800	$471,699
Mitsubishi UFJ Lease & Finance Co., Ltd.	460	19,366
Mitsui & Co., Ltd.	14,000	196,415
Mitsui Chemicals, Inc.	5,000	9,741
Mitsui Fudosan Co., Ltd.	7,000	139,878
Mitsui OSK Lines Ltd.	6,000	13,959
Mizuho Financial Group, Inc.	182,380	296,010
MS&AD Insurance Group Holdings, Inc.	3,490	60,246
Murata Manufacturing Co., Ltd.	1,700	90,502
Nabtesco Corp.	700	12,886
Namco Bandai Holdings, Inc.	1,700	28,800
NEC Corp.	18,000	28,564
Nexon Co., Ltd.*	1,100	15,187
NGK Insulators Ltd.	2,000	23,929
NGK Spark Plug Co., Ltd.	1,000	10,521
NHK Spring Co., Ltd.	1,200	10,311
Nidec Corp.	900	65,743
Nikon Corp.	2,900	79,742
Nintendo Co., Ltd.	900	114,321
Nippon Building Fund, Inc.	4	43,116
Nippon Electric Glass Co., Ltd.	2,000	11,021
Nippon Express Co., Ltd.	5,000	18,939
Nippon Meat Packers, Inc.	1,000	12,825
Nippon Paper Group, Inc.	800	9,410
Nippon Steel Corp.	55,170	112,974
Nippon Telegraph & Telephone Corp.	3,500	166,530
Nippon Yusen K.K.	13,000	22,965
Nissan Motor Co., Ltd.	20,200	171,916
Nisshin Seifun Group, Inc.	1,500	18,441
Nisshin Steel Co., Ltd.~	2,000	2,115
Nissin Food Products Co., Ltd.	500	19,586
Nitori Holdings Co., Ltd.	300	27,844
Nitto Denko Corp.	1,200	57,120
NKSJ Holdings, Inc.	2,625	51,193
NOK Corp.	1,000	16,031
Nomura Holdings, Inc.	30,100	107,490
Nomura Real Estate Holdings, Inc.	1,000	17,534
Nomura Real Estate Office Fund, Inc.	2	12,533
Nomura Research Institute Ltd.	1,000	20,608
NSK Ltd.	3,000	17,424
NTN Corp.	4,000	8,044
NTT Data Corp.	10	31,397
NTT DoCoMo, Inc.	123	198,728
Obayashi Corp.	4,000	18,229
Odakyu Electric Railway Co., Ltd.	5,000	52,548
Oji Paper Co., Ltd.	6,000	18,260
Olympus Corp.*	1,500	29,286
Omron Corp.	1,600	30,747
Ono Pharmaceutical Co., Ltd.	600	36,919
Oracle Corp. Japan	200	10,300
Oriental Land Co., Ltd.	400	52,667
ORIX Corp.	880	88,140
Osaka Gas Co., Ltd.	16,000	70,397
Otsuka Corp.	100	8,943
Otsuka Holdings Co., Ltd.	3,000	92,973
Panasonic Corp.	18,200	120,419

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Rakuten, Inc.	6,300	$64,059
Resona Holdings, Inc.	16,200	66,331
Ricoh Co., Ltd.	5,000	42,224
Rinnai Corp.	300	22,390
Rohm Co., Ltd.	900	30,308
Sankyo Co., Ltd.	400	18,609
Sanrio Co., Ltd.	300	10,730
Santen Pharmaceutical Co., Ltd.	600	27,522
SBI Holdings, Inc.	1,010	6,507
Secom Co., Ltd.	1,800	93,821
Sega Sammy Holdings, Inc.	1,200	22,643
Seiko Epson Corp.	800	4,886
Sekisui Chemical Co., Ltd.	3,000	24,163
Sekisui House Ltd.	4,000	39,710
Seven & I Holdings Co., Ltd.	6,100	186,924
Seven Bank Ltd.	5,300	16,172
Sharp Corp.*	7,000	17,311
Shikoku Electric Power Co., Inc.	1,300	14,655
Shimadzu Corp.	1,000	7,019
Shimamura Co., Ltd.	200	23,284
Shimano, Inc.	500	36,303
Shimizu Corp.	5,000	16,818
Shin-Etsu Chemical Co., Ltd.	3,300	185,457
Shinsei Bank Ltd.	9,000	11,626
Shionogi & Co., Ltd.	1,800	27,430
Shiseido Co., Ltd.	2,400	32,898
Showa Denko K.K.	9,000	14,280
Showa Shell Sekiyu K.K.	500	2,646
SMC Corp.	400	64,373
Softbank Corp.	7,100	287,064
Sojitz Corp.	9,400	12,153
Sony Corp.	8,400	98,223
Sony Financial Holdings, Inc.	1,200	20,460
Square Enix Holdings Co., Ltd.	400	6,097
Stanley Electric Co., Ltd.	1,300	19,245
SUMCO Corp.*	1,000	6,732
Sumitomo Chemical Co., Ltd.	9,000	22,928
Sumitomo Corp.	8,500	114,347
Sumitomo Electric Industries Ltd.	5,900	62,396
Sumitomo Heavy Industries Ltd.	3,000	10,227
Sumitomo Metal Mining Co., Ltd.	4,000	50,326
Sumitomo Mitsui Financial Group, Inc.	10,700	333,393
Sumitomo Mitsui Trust Holdings, Inc.	26,430	78,467
Sumitomo Realty & Development Co., Ltd.	3,000	79,495
Sumitomo Rubber Industries Ltd.	1,200	14,271
Suruga Bank Ltd.	1,000	11,334
Suzuken Co., Ltd.	400	13,262
Suzuki Motor Corp.	2,800	54,384
Sysmex Corp.	400	19,234
T&D Holdings, Inc.	3,900	42,109
Taiheiyo Cement Corp.	7,000	15,069
Taisei Corp.	8,000	22,923
Taisho Pharmaceutical Holdings Co., Ltd.	300	24,400
Taiyo Nippon Sanso Corp.	1,000	5,260
Takashimaya Co., Ltd.	1,000	6,856
Takeda Pharmaceutical Co., Ltd.	6,300	289,848

	Number of Shares	Value†

Japan — (continued)
TDK Corp.	900	$33,468
Teijin Ltd.	6,000	14,662
Terumo Corp.	1,100	47,295
The Bank of Kyoto Ltd.	3,000	25,381
The Bank of Yokohama Ltd.	10,000	47,553
The Chiba Bank Ltd.	5,000	29,066
The Chugoku Bank Ltd.	1,000	14,089
The Chugoku Electric Power Co., Inc.	2,100	27,913
The Dai-ichi Life Insurance Co., Ltd.	60	67,865
The Hachijuni Bank Ltd.	4,000	22,177
The Iyo Bank Ltd.	1,000	8,139
The Japan Steel Works Ltd.	2,000	11,114
The Kansai Electric Power Co., Inc.	4,800	37,440
The Nishi-Nippon City Bank Ltd.	7,000	16,202
The Shizuoka Bank Ltd.	4,000	40,930
THK Co., Ltd.	1,000	15,279
Tobu Railway Co., Ltd.	7,000	37,665
Toho Co., Ltd.	900	16,548
Toho Gas Co., Ltd.	3,000	19,907
Tohoku Electric Power Co., Inc.	2,500	20,093
Tokio Marine Holdings, Inc.	5,900	150,135
Tokyo Electric Power Co., Inc.*	7,100	11,688
Tokyo Electron Ltd.	1,500	63,900
Tokyo Gas Co., Ltd.	19,000	104,480
Tokyu Corp.	8,000	38,214
Tokyu Land Corp.	3,000	16,032
TonenGeneral Sekiyu K.K.	2,000	17,347
Toppan Printing Co., Ltd.	4,000	23,199
Toray Industries, Inc.	11,000	65,077
Toshiba Corp.	33,000	105,765
Tosoh Corp.	6,000	11,392
TOTO Ltd.	2,000	14,692
Toyo Seikan Kaisha Ltd.	1,000	10,681
Toyo Suisan Kaisha Ltd.	1,000	25,023
Toyoda Gosei Co., Ltd.	400	8,010
Toyota Industries Corp.	1,200	33,591
Toyota Motor Corp.	21,700	850,842
Toyota Tsusho Corp.	1,800	38,451
Trend Micro, Inc.	1,100	30,670
Tsumura & Co.	600	18,772
Ube Industries Ltd.	7,000	15,032
Unicharm Corp.	800	45,868
Ushio, Inc.	700	8,397
USS Co., Ltd.	110	11,617
West Japan Railway Co.	1,300	55,517
Yahoo! Japan Corp.	106	40,328
Yakult Honsha Co., Ltd.	600	28,450
Yamada Denki Co., Ltd.	540	23,688
Yamaguchi Financial Group, Inc.	1,000	8,092
Yamaha Corp.	1,600	14,813
Yamaha Motor Co., Ltd.	1,400	12,218
Yamato Holdings Co., Ltd.	2,800	44,284
Yamato Kogyo Co., Ltd.	300	8,835
Yamazaki Baking Co., Ltd.	1,000	13,383
Yaskawa Electric Corp.	2,000	13,340

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Yokogawa Electric Corp.	2,000	$23,083

		15,864,460

Jersey — 0.1%
Randgold Resources Ltd.	735	90,414

Luxembourg — 0.4%
ArcelorMittal	7,748	111,528
Millicom International Cellular S.A.	489	45,373
SES S.A.	2,610	70,975
Tenaris S.A.	3,479	71,194

		299,070

Mexico — 0.0%
Fresnillo Plc	1,200	36,018

Netherlands — 4.8%
Aegon N.V.	14,618	75,996
Akzo Nobel N.V.	1,780	100,511
ASML Holding N.V.	3,402	181,968
Corio N.V.	312	13,265
DE Master Blenders 1753 N.V.*	4,627	55,796
Delta Lloyd N.V.	850	12,925
European Aeronautic Defence & Sapce Co. N.V.	3,425	108,555
Fugro N.V.	506	34,390
Gemalto N.V.	526	46,261
Heineken Holdings N.V.	748	36,337
Heineken N.V.	1,679	100,085
ING Groep N.V.*	30,709	243,222
Koninklijke Ahold N.V.	7,594	95,112
Koninklijke Boskalis Westminster N.V.	452	16,328
Koninklijke DSM N.V.	1,093	54,524
Koninklijke KPN N.V.	7,033	53,537
Koninklijke Philips Electronics N.V.	8,387	195,815
Koninklijke Vopak N.V.	584	40,978
QIAGEN N.V.*	1,994	36,765
Randstad Holding N.V.	866	28,784
Reed Elsevier N.V.	5,846	77,972
Royal Dutch Shell Plc, A Shares	29,048	1,006,691
Royal Dutch Shell Plc, B Shares	20,828	741,183
SBM Offshore N.V.*	1,230	17,525
TNT Express N.V.	1,885	19,671
Unilever N.V.	12,901	457,547
Wolters Kluwer N.V.	2,234	41,967

		3,893,710

New Zealand — 0.1%
Auckland International Airport Ltd.	6,300	13,669
Contact Energy Ltd.*	2,990	13,082
Fletcher Building Ltd.	6,126	35,263
SKYCITY Entertainment Group Ltd.	4,623	14,466
Telecom Corp. of New Zealand Ltd.	13,589	26,754

		103,234

Norway — 0.8%
Aker Solutions ASA	1,631	31,070
DnB NOR ASA	7,336	89,866
Gjensidige Forsikring ASA	1,418	19,701

	Number of Shares	Value†

Norway — (continued)
Norsk Hydro ASA	6,555	$30,805
Orkla ASA	5,338	40,671
StatoilHydro ASA	8,965	231,356
Telenor ASA	5,371	104,829
Yara International ASA	1,592	79,940

		628,238

Portugal — 0.2%
Banco Espirito Santo S.A.*	10,681	7,744
Energias de Portugal S.A.	12,468	34,254
Galp Energia SGPS, S.A., B Shares	1,326	21,482
Jeronimo Martins SGPS S.A.	2,107	35,176
Portugal Telecom SGPS, S.A.	4,543	22,448

		121,104

Singapore — 1.8%
Ascendas Real Estate Investment Trust	15,000	29,381
CapitaLand Ltd.	17,000	43,789
Capitamall Trust Management Ltd.	14,700	24,108
CapitaMalls Asia Ltd.	7,000	9,370
City Developments Ltd.	5,000	47,591
ComfortDelGro Corp. Ltd.	14,000	19,530
DBS Group Holdings Ltd.	14,578	170,275
Fraser & Neave Ltd.	8,000	57,655
Global Logistic Properties Ltd.	15,000	30,576
Golden Agri-Resources Ltd.	42,000	22,452
Hutchison Port Holdings Trust	35,100	25,447
Jardine Cycle & Carriage Ltd.	1,000	39,034
Keppel Corp. Ltd.	11,600	107,251
Keppel Land Ltd.	5,431	15,629
Olam International Ltd.	10,179	16,885
Oversea-Chinese Banking Corp. Ltd.	21,133	160,276
SembCorp Industries Ltd.	6,000	27,564
SembCorp Marine Ltd.	7,000	28,156
Singapore Airlines Ltd.	4,000	34,912
Singapore Exchange Ltd.	8,000	45,469
Singapore Press Holdings Ltd.	11,000	36,409
Singapore Technologies Engineering Ltd.	12,000	34,529
Singapore Telecommunications Ltd.	65,000	169,257
Starhub, Ltd.	5,000	15,131
United Overseas Bank Ltd.	10,345	164,972
UOL Group Ltd.	4,000	18,620
Wilmar International Ltd.	13,000	34,325

		1,428,593

Spain — 2.8%
Abertis Infraestructuras S.A.	2,669	39,336
Acciona S.A.	126	7,178
Acerinox S.A.	263	2,954
ACS Actividades de Construccion y Servicios S.A.	792	16,324
Amadeus IT Holding S.A.	2,087	48,656
Banco Bilbao Vizcaya Argentaria, Chile S.A.	42,840	337,059
Banco de Sabadell S.A.	19,703	52,941
Banco Popular Espanol S.A.	7,296	15,973
Banco Santander S.A.*	77,744	580,313
Bankia S.A.*	4,904	8,206
CaixaBank~	145	545

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Spain — (continued)
Criteria CaixaCorp S.A.	6,969	$26,248
Distribuidora Internacional de Alimentacion S.A.	5,983	33,041
Enagas S.A.	1,161	22,895
Ferrovial S.A.	3,335	43,449
Gas Natural SDG S.A.	2,920	41,320
Grifols S.A.*	1,270	41,978
Iberdrola S.A.	29,519	133,839
Inditex S.A.	1,754	217,940
Mapfre S.A.	5,533	15,171
Red Electrica de Espana S.A.	686	32,514
Repson YPF S.A.	6,133	119,189
Telefonica S.A.	31,955	427,099
Zardoya Otis S.A.	1,428	16,798

		2,280,966

Sweden — 3.1%
Alfa Laval AB	2,688	48,843
Assa Abloy AB, B Shares	2,513	81,590
Atlas Copco AB, A Shares	4,928	115,149
Atlas Copco AB, B Shares	3,028	63,471
Boliden AB	1,883	31,491
Electrolux AB, B Shares	2,141	52,903
Elekta AB	2,432	32,108
Getinge AB, B Shares	1,453	43,864
Hennes & Mauritz AB, B Shares	7,588	264,086
Hexagon AB, B Shares	1,466	31,528
Holmen AB	500	13,671
Husqvarna AB, B Shares	2,834	14,479
Industrivarden AB	1,227	17,583
Investment AB Kinnevik, B Shares	1,915	39,810
Investor AB, B Shares	3,851	84,865
Lundin Petroleum AB*	1,393	34,019
Modern Times Group AB, B Shares	200	8,848
Nordea Bank AB	21,208	209,917
Ratos AB, B Shares	1,400	12,355
Sandvik AB	7,568	102,932
Scania AB, B Shares	2,380	43,754
Securitas AB, B Shares	1,984	14,908
Skandinaviska Enskilda Banken AB, A Shares	11,786	98,760
Skanska AB, B Shares	2,722	44,151
SKF AB, B Shares	3,364	72,695
Ssab Svenskt Stal AB, A Shares	1,400	9,969
Svenska Cellulosa AB, B Shares	4,140	76,970
Svenska Handelsbanken AB, A Shares	3,704	139,007
Swedbank AB, A Shares	6,766	127,262
Swedish Match AB	1,543	62,463
Tele2 AB, B Shares	2,200	39,956
Telefonaktiebolaget LM Ericsson, B Shares	24,226	220,967
TeliaSonera AB	15,931	114,634
Volvo AB, B Shares	11,322	159,068

		2,528,076

Switzerland — 9.0%
ABB Ltd.*	17,514	328,618
Actelion Ltd.*	893	44,762
Adecco S.A.*	883	42,149

	Number of Shares	Value†

Switzerland — (continued)
Aryzta AG*	816	$39,168
Baloise Holding AG	303	23,844
Banque Cantonale Vaudoise	32	16,600
Barry Callebaut AG*	11	10,214
Compagnie Financiere Richemont S.A.	4,181	251,041
Credit Suisse Group AG*	9,845	208,165
GAM Holding Ltd.*	1,619	21,129
Geberit AG*	325	70,786
Givaudan S.A.*	72	68,357
Glencore International Plc	30,913	171,707
Holcim Ltd.*	1,887	120,185
Julius Baer Group Ltd.*	1,797	62,681
Kuehne + Nagel International AG	442	50,018
Lindt & Spruengli AG*	1	36,113
Lindt & Spruengli AG, Participation Certificates*	7	22,150
Lonza Group AG*	511	26,747
Nestle S.A.	25,873	1,632,518
Novartis AG	18,070	1,105,948
Pargesa Holding S.A.	223	14,763
Partners Group Holding AG	84	17,488
Roche Holding AG	5,521	1,032,685
Schindler Holding AG	145	17,916
Schindler Holding AG, Participation Certificates	341	41,985
SGS S.A.	42	86,370
Sika AG*	15	30,597
Sonova Holding AG*	319	32,277
STMicroelectronics N.V.	4,919	26,549
Straumann Holding AG	19	2,527
Sulzer AG	151	22,041
Swiss Life Holding AG*	175	20,901
Swiss Prime Site AG*	325	26,876
Swiss Re Ltd.*	2,850	183,380
Swisscom AG	198	79,711
Syngenta AG	756	282,806
The Swatch Group AG	257	102,634
The Swatch Group AG, Registered Shares	282	19,633
Transocean Ltd.	466	20,863
UBS AG*	28,962	352,663
Xstrata Plc	16,832	261,115
Zurich Financial Services AG*	1,177	293,435

		7,322,115

United Kingdom — 19.9%
3i Group Plc	8,442	30,423
Aberdeen Asset Management Plc	5,701	28,685
Admiral Group Plc	1,957	33,353
Aggreko Plc	2,267	84,864
AMEC Plc	2,494	46,283
Anglo American Plc	11,074	326,000
Antofagasta Plc	3,403	69,598
ARM Holdings Plc	10,232	95,502
Associated British Foods Plc	2,553	53,198
AstraZeneca Plc	10,002	477,547
Aviva Plc	21,965	113,501
Babcock International Group Plc	3,027	45,386

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
BAE Systems Plc	24,374	$128,153
Balfour Beatty Plc	4,201	20,646
Barclays Plc	92,624	321,648
BG Group Plc	26,846	543,223
BHP Billiton Plc	16,703	521,604
BP Plc	149,500	1,053,960
British American Tobacco Plc	15,398	791,204
British Land Co. Plc	6,570	55,492
British Sky Broadcasting Group Plc	9,078	108,959
BT Group Plc	62,686	233,678
Bunzl Plc	2,227	39,937
Burberry Group Plc	3,180	51,491
Carnival Plc	1,274	46,929
Centrica Plc	41,696	220,640
Cobham Plc	8,466	30,368
Compass Group Plc	15,226	168,312
Croda International Plc	898	35,253
Diageo Plc	19,794	557,364
Eurasian Natural Resources Corp.	1,476	7,380
Evraz Plc	3,717	14,842
G4S Plc	12,521	53,781
GKN Plc	10,137	35,247
GlaxoSmithKline Plc	39,450	910,612
Hammerson Plc	5,215	38,065
HSBC Holdings Plc	142,529	1,324,064
ICAP Plc	3,290	17,102
IMI Plc	2,132	31,058
Imperial Tobacco Group Plc	7,946	294,373
Inmarsat Plc	3,494	33,359
InterContinental Hotels Group Plc	2,014	52,887
International Consolidated Airlines Group S.A.*	3,469	8,352
International Consolidated Airlines Group S.A.*	2,764	6,662
Intertek Group Plc	1,257	55,729
Invensys Plc	4,412	16,726
Investec Plc	3,627	22,455
ITV Plc	33,457	47,828
J. Sainsbury Plc	9,762	54,863
Johnson Matthey Plc	1,436	56,090
Kazakhmys Plc	1,454	16,313
Kingfisher Plc	19,993	85,470
Land Securities Group Plc	6,091	75,067
Legal & General Group Plc	44,767	95,574
Liberty International Plc	3,734	19,779
Lloyds Banking Group Plc*	339,858	213,995
London Stock Exchange Group Plc	1,386	21,143
Lonmin Plc	1,129	10,194
Man Group Plc	8,839	11,786
Marks & Spencer Group Plc	13,650	78,774
Meggitt Plc	4,952	31,603
Melrose Plc	9,971	39,071
National Grid Plc	28,452	313,851
Next Plc	1,167	65,106
Old Mutual Plc	36,171	99,511
Pearson Plc	6,172	120,654

	Number of Shares	Value†

United Kingdom — (continued)
Petrofac Ltd.	1,906	$49,245
Prudential Plc	20,421	265,173
Reckitt Benckiser Group Plc	5,193	299,193
Reed Elsevier Plc	10,172	97,379
Rexam Plc	6,154	43,300
Rio Tinto Plc	10,608	496,023
Rolls-Royce Holdings Plc*	15,097	205,949
Royal Bank of Scotland Group Plc	15,687	65,176
RSA Insurance Group Plc	27,278	48,766
SABMiller Plc	7,609	334,797
Schroders Plc	1,114	27,375
Scottish & Southern Energy Plc	7,664	172,461
Segro Plc	7,540	27,697
Serco Group Plc	3,127	29,326
Severn Trent Plc	1,688	45,773
Smith & Nephew Plc	7,583	83,651
Smiths Group Plc	2,700	45,356
Standard Chartered Plc	18,963	429,682
Standard Life Plc	16,660	73,542
Subsea 7 S.A.	1,946	44,951
Tate & Lyle Plc	2,925	31,461
TESCO Plc	63,961	343,472
The Capita Group Plc	5,623	70,423
The Sage Group Plc	9,331	47,281
The Weir Group Plc	1,436	41,109
TUI Travel Plc	1,308	4,953
Tullow Oil Plc	7,372	163,542
Unilever Plc	10,199	372,386
United Utilities Group Plc	4,841	55,968
Vedanta Resources Plc	511	8,525
Veripos, Inc.*	194	542
Vodafone Group Plc	387,639	1,101,531
Whitbread Plc	1,256	46,067
WM Morrison Supermarkets Plc	17,966	82,837
Wolseley Plc	2,380	101,807
WPP Group Plc	10,309	140,418

		16,209,704

United States — 0.1%
Transocean Ltd.	2,097	94,134

TOTAL COMMON STOCKS (Cost $77,880,664)		79,527,862

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG*	500	25,703
Henkel AG & Co. KGaA	1,357	108,097
Porsche Automobil Holding SE	1,303	78,081
ProSiebenSat.1 Media AG	587	14,799
RWE AG N.V.*	206	8,216
Volkswagen AG	1,164	212,832

TOTAL PREFERRED STOCKS (Cost $353,710)		447,728

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
RIGHTS — 0.0%
France — 0.0%
Cie Generale de Geophysique—Veritas* (Cost $0)	1,072	$1,730

WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev N.V.* 07/31/12 (Cost $0)	256	0

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity Funds FedFund Portfolio —Institutional Shares (Cost $1,446,905)	1,446,905	1,446,905

TOTAL INVESTMENTS — 100.0% (Cost $79,681,279)(a)		$81,424,225

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2012 is $2,660.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $79,914,557. Net unrealized appreciation/depreciation was $1,509,668. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,569,907 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,060,239.

ADR — American Depository Receipt.

LP — Limited Partnership.

NVDR — Non Voting Depositary Receipt.

Plc — Public Limited Company.

PPS — Partially Protected Shares.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value		Value†
Advertising	0.2%		$128,403
Aerospace & Defense	0.5%		431,208
Agriculture	1.8%		1,420,340
Airlines	0.2%		118,243
Apparel	0.4%		297,277
Auto Manufacturers	3.3%		2,610,653
Auto Parts & Equipment	0.9%		751,611
Banks	13.8%		10,969,706
Beverages	2.7%		2,165,617
Biotechnology	0.3%		229,088
Building Materials	1.1%		841,242
Chemicals	4.2%		3,331,864
Coal	—%	+	8,743
Commercial Services	1.5%		1,221,856
Computers	0.4%		296,163
Cosmetics & Personal Care	0.6%		508,774
Distribution & Wholesale	1.3%		998,172
Diversified	—%	+	29,381

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value		Value†
Diversified Financial Services	1.2%		$959,914
Diversified Operations	0.2%		163,560
Electric	2.9%		2,327,530
Electrical Components & Equipment	1.0%		785,991
Electronics	1.1%		870,972
Energy-Alternate Sources	—%	+	35,754
Engineering & Construction	1.3%		1,026,485
Entertainment	0.2%		157,401
Environmental Control	—%	+	17,687
Food	5.6%		4,472,693
Food Service	0.2%		168,312
Forest Products & Paper	0.2%		192,374
Gas	0.8%		636,666
Hand & Machine Tools	0.4%		277,694
Healthcare Products	0.9%		679,747
Healthcare Services	0.2%		175,234
Holding Companies	1.0%		765,206
Home Builders	0.2%		121,833
Home Furnishings	0.4%		288,856
Hotels & Resorts	0.1%		114,903
Household Products & Wares	0.5%		404,540
Industrial	0.3%		205,949
Insurance	4.7%		3,766,249
Internet	0.3%		212,124
Investment Companies	0.3%		258,933
Iron & Steel	0.6%		482,629
Leisure Time	0.2%		137,859
Lodging	0.4%		338,916
Machinery—Construction & Mining	0.4%		343,729
Machinery—Diversified	1.0%		829,032
Media	1.2%		983,158
Metal Fabricate/Hardware	0.4%		302,471
Mining	4.5%		3,565,575
Miscellaneous Manufacturing	1.4%		1,103,744
Mixed Industrial/Office	0.6%		488,211
Office & Business Equipment	0.4%		335,989
Oil & Gas	7.7%		6,146,548
Oil & Gas Services	0.5%		372,629
Packaging and Containers	0.2%		128,883
Pharmaceuticals	8.3%		6,564,573
Pipelines	—%	+	17,945
Real Estate	1.8%		1,465,060
Real Estate Investment Trusts	0.5%		425,900
Retail	2.7%		2,110,571
Semiconductors	0.6%		511,494
Shipbuilding	0.1%		43,244
Software	0.9%		730,538
Storage & Warehousing	—%	+	11,886
Strip Centers	0.4%		284,943
Telecommunications	5.8%		4,596,772
Textiles	0.1%		106,994
Toys, Games & Hobbies	0.2%		153,851
Transportation	1.7%		1,315,219
Venture Capital	—%	+	30,423
Water	0.2%		154,128

	100.0%		$79,527,862

+	Rounded.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Developed International Index Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS
Australia	$7,019,136	$12,879	$7,006,257	$—
Austria	194,586	—	194,586	—
Belgium	904,752	5,426	899,326	—
Bermuda	114,475	—	114,475	—
China	82,864	—	82,864	—
Denmark	952,914	—	952,914	—
Finland	589,974	—	589,974	—
France	7,050,590	—	7,050,590	—
Germany	6,461,499	—	6,461,499	—
Greece	32,915	27,373	5,542	—
Guernsey	31,937	—	31,937	—
Hong Kong	2,564,150	—	2,564,150	—
Ireland	500,601	62,023	438,578	—
Israel	445,600	—	445,600	—
Italy	1,682,033	—	1,682,033	—
Japan	15,864,460	12,178	15,852,282	—
Jersey	90,414	—	90,414	—
Luxembourg	299,070	—	299,070	—
Mexico	36,018	—	36,018	—
Netherlands	3,893,710	—	3,893,710	—
New Zealand	103,234	—	103,234	—
Norway	628,238	—	628,238	—
Portugal	121,104	—	121,104	—
Singapore	1,428,593	25,447	1,403,146	—
Spain	2,280,966	—	2,280,966	—
Sweden	2,528,076	—	2,528,076	—
Switzerland	7,322,115	—	7,322,115	—
United Kingdom	16,209,704	542	16,209,162	—
United States	94,134	94,134	—	—

TOTAL COMMON STOCKS	79,527,862	240,002	79,287,860	—

PREFERRED STOCKS	447,728	—	447,728	—
RIGHTS	1,730	1,730	—	—
SHORT-TERM INVESTMENTS	1,446,905	1,446,905	—	—

TOTAL INVESTMENTS	81,424,225	1,688,637	79,735,588	—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities (Market Value)
Balance as of 12/31/2011	$1,210
Sales	(1,200)
Realized Gain (Loss)	(39)
Change in Appreciation (Depreciation)	29

Balance as of 9/30/2012	—

It is the Fund’s policy to recognize transfers in and transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

International Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 99.3%
Australia — 3.0%
Coca-Cola Amatil Ltd.	233,516	$3,278,424
Newcrest Mining Ltd.	239,347	7,195,042

		10,473,466

Belgium — 2.7%
Anheuser-Busch InBev NV	113,406	9,701,730

Brazil — 0.2%
AES Tiete SA (Preference)	61,584	680,773

Canada — 8.0%
Enbridge, Inc.	137,021	5,352,056
Goldcorp, Inc.	173,484	7,965,688
Transcanada Corp.	37,400	1,702,041
Valeant Pharmaceuticals International, Inc.	242,026	13,358,082

		28,377,867

China — 2.9%
Baidu, Inc. ADR*	32,258	3,768,380
Sands China Ltd.	1,770,190	6,553,905

		10,322,285

Denmark — 3.4%
Novo Nordisk A/S, B Shares	76,625	12,058,780

France — 5.4%
Bureau Veritas SA	77,886	7,995,499
Cie Generale d’Optique Essilor International SA	54,956	5,142,563
Pernod-Ricard SA	53,821	6,037,131

		19,175,193

Germany — 2.5%
SAP AG	123,684	8,801,774

Hong Kong — 0.7%
L’Occitane International SA	904,023	2,383,520

India — 13.6%
HDFC Bank Ltd.	1,119,259	13,335,235
HDFC Bank Ltd. ADR	10,042	377,378
Hindustan Unilever Ltd.	166,500	1,719,881
Housing Development Finance Corp.	1,129,486	16,545,807
ITC Ltd.	1,946,174	10,026,799
Nestle India Ltd.	34,248	2,853,390
Tata Consultancy Services Ltd.	133,600	3,278,382

		48,136,872

Ireland — 1.8%
Paddy Power PLC	83,742	6,198,228

Japan — 2.0%
Daito Trust Construction Co., Ltd.	38,100	3,824,636
Nitori Holdings Co., Ltd.	36,850	3,420,199

		7,244,835

Mexico — 2.7%
Fresnillo Plc	200,822	6,027,716
Wal-Mart de Mexico S.A.B de C.V., Series V	1,295,633	3,648,820

		9,676,536

	Number of Shares	Value†

Netherlands — 8.0%
Core Laboratories N.V.	62,087	$7,542,329
Royal Dutch Shell Plc	135,265	4,683,471
Unilever N.V.	454,837	16,131,264

		28,357,064

Switzerland — 10.7%
DKSH Holding AG	48,800	3,048,378
Lindt & Spruengli AG, Participation Certificates*	1,772	5,607,244
Nestle SA	230,710	14,557,195
SGS SA	1,714	3,524,725
UBS AG*	902,746	10,992,524

		37,730,066

United Kingdom — 26.1%
Barratt Developments PLC*	662,051	1,815,487
British American Tobacco Plc	417,512	21,453,256
Bunzl Plc	196,064	3,516,010
Diageo Plc	394,431	11,106,482
Domino’s Pizza UK & IRL Plc	561,807	4,825,668
GlaxoSmithKline Plc	104,810	2,419,297
HSBC Holdings Plc	1,076,465	10,000,128
Imperial Tobacco Group Plc	185,711	6,879,975
Persimmon PLC*	247,262	3,033,512
Rolls-Royce Holdings Plc*	384,604	5,246,666
SABMiller Plc	250,337	11,014,876
Standard Chartered Plc	325,672	7,379,395
TESCO Plc	710,924	3,817,683

		92,508,435

United States — 5.6%
Philip Morris International, Inc.	221,877	19,955,617

TOTAL COMMON STOCKS (Cost $273,494,974)		351,783,041

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,329,729)	2,329,729	2,329,729

TOTAL INVESTMENTS — 100.0% (Cost $275,824,703)(a)		$354,112,770

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $276,564,109. Net unrealized appreciation was $77,548,661. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $80,086,987 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,538,326.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

International Equity Fund

Country Weightings as of 09/30/2012††
United Kingdom	26%
India	14
Switzerland	11
Canada	8
Netherlands	8
United States	6
France	5
Other	22

Total	100%

†† % of total investments as of September 30, 2012

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	16.6%	$58,315,647
Banks	12.0%	42,084,660
Beverages	11.7%	41,138,643
Commercial Services	4.3%	15,036,234
Computers	0.9%	3,278,382
Cosmetics & Personal Care	0.7%	2,383,520
Diversified Financial Services	4.7%	16,545,807
Electric	0.2%	680,773
Entertainment	1.8%	6,198,228
Food	12.2%	42,966,776
Healthcare Products	1.5%	5,142,563
Household Products & Wares	0.5%	1,719,881
Industrial	3.7%	13,212,354
Internet	1.9%	6,816,758
Lodging	1.9%	6,553,905
Mining	3.7%	13,222,758
Oil & Gas	1.3%	4,683,471
Oil & Gas Services	2.1%	7,542,329
Pharmaceuticals	7.9%	27,836,159
Real Estate	1.1%	3,824,636
Retail	3.4%	11,894,687
Software	2.5%	8,801,774
Unknown	3.4%	11,903,096

	100.0%	$351,783,041

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

International Equity Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS
Australia	$10,473,466	$—	$10,473,466	$—
Belgium	9,701,730	—	9,701,730	—
Brazil	680,773	680,773	—	—
Canada	28,377,867	28,377,867	—	—
China	10,322,285	3,768,380	6,553,905	—
Denmark	12,058,780	—	12,058,780	—
France	19,175,193	—	19,175,193	—
Germany	8,801,774	—	8,801,774	—
Hong Kong	2,383,520	—	2,383,520	—
India	48,136,872	377,378	47,759,494	—
Ireland	6,198,228	—	6,198,228	—
Japan	7,244,835	—	7,244,835	—
Mexico	9,676,536	—	9,676,536	—
Netherlands	28,357,064	7,542,329	20,814,735	—
Switzerland	37,730,066	3,048,378	34,681,688	—
United Kingdom	92,508,435	—	92,508,435	—
United States	19,955,617	19,955,617	—	—
SHORT-TERM INVESTMENTS	2,329,729	2,329,729	—	—

TOTAL INVESTMENTS	354,112,770	66,080,451	288,032,319	—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2011	$19,721
Sales	(20,207)
Change in Appreciation/(Depreciation)	(486)

Balance as of 9/30/2012	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 96.5%
Brazil — 8.3%
Banco Bradesco S.A. (Preference)	93,900	$1,504,901
BRF—Brasil Foods S.A.	119,800	2,053,545
BRF—Brasil Foods S.A. ADR	2,600	44,980
CIA de Bebidas das Americas ADR	52,500	2,009,175
Cielo S.A.	19,080	475,671
PDG Realty S.A. Empreendimentos e Participacoes	202,100	382,816
Petroleo Brasileiro S.A.	36,985	423,259
Petroleo Brasileiro S.A. (Preference)	72,700	801,502
Petroleo Brasileiro S.A. ADR	37,200	853,368
Petroleo Brasileiro S.A. ADR	32,500	717,275
Raia Drogasil S.A.	32,700	371,802
Ultrapar Participacoes S.A.	40,500	906,193
Vale S.A.	2,978	53,236
Vale S.A. ADR	17,600	315,040
Vale S.A. Preferred ADR	54,600	947,856

		11,860,619

Chile — 2.0%
Banco Santander Chile ADR	8,300	607,892
Cencosud S.A.	117,305	710,532
Empresa Nacional de Electricidad S.A.	312,130	504,981
Empresa Nacional de Electricidad S.A. ADR	1,500	71,940
S.A.C.I. Falabella	90,854	917,389

		2,812,734

China — 7.9%
Bank of China Ltd., Class H	1,716,000	649,556
China Construction Bank Corp., Class H	1,811,930	1,249,671
China Life Insurance Co. Ltd., Class H	364,000	1,047,793
China Pacific Insurance Group Co. Ltd., Class H	434,200	1,305,235
China Telecom Corp. Ltd., Class H	916,000	529,332
CNOOC Ltd.	534,000	1,084,201
Hengan International Group Co. Ltd.	98,000	923,257
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	390,100	720,017
Tencent Holdings Ltd.	74,900	2,535,791
Tingyi Cayman Islands Holding Corp.	136,000	407,834
Tsingtao Brewery Co. Ltd., Class H	130,000	714,599
Uni-President China Holdings Ltd	10,000	11,497

		11,178,783

Cyprus — 0.4%
Eurasia Drilling Co. Ltd. GDR	17,910	591,030

Hong Kong — 2.7%
Ajisen China Holdings Ltd.	292,000	193,463
Belle International Holdings Ltd.	347,000	627,079
China Mengniu Dairy Co. Ltd.	567,000	1,693,841
China Mobile Ltd.	25,000	277,148
China Overseas Land & Investment Ltd.	130,000	327,627
China Resources Enterprise Ltd.	130,000	432,582
Chow Tai Fook Jewellery Group Ltd.	200,800	285,286
Sino Biopharmaceutical	172,000	63,166

		3,900,192

	Number of Shares	Value†

Hungary — 1.0%
Richter Gedeon Nyrt	7,760	$1,358,300
India — 8.3%
ACC Ltd.	35,209	979,234
Asian Paints Ltd.	10,220	761,708
Dr. Reddy’s Laboratories Ltd.	19,459	604,828
Glenmark Pharmaceuticals Ltd.	110,865	883,634
HDFC Bank Ltd.	136,598	1,627,475
HDFC Bank Ltd. ADR	3,730	140,173
IndusInd Bank Ltd.	121,646	817,552
ITC Ltd.	199,796	1,029,360
ITC Ltd. GDR*	67,502	347,298
Larsen & Toubro Ltd.	21,085	636,970
Reliance Industries Ltd.	27,516	435,969
Sun Pharmaceutical Industries Ltd.	37,800	497,359
Tata Consultancy Services Ltd.	38,522	945,283
Tata Motors Ltd.	253,778	1,292,857
Tata Steel Ltd.	97,157	736,601

		11,736,301

Indonesia — 5.3%
Astra International Tbk PT	1,828,500	1,409,341
Bank Mandiri Persero Tbk PT	1,294,500	1,104,610
Indofood Sukses Makmur Tbk PT	1,296,000	762,960
Indosat Tbk PT	1,617,500	909,785
Kalbe Farma Tbk PT	1,582,000	774,310
Lippo Karawaci Tbk PT	13,521,500	1,394,488
Telekomunikasi Indonesia Persero Tbk PT	1,218,000	1,195,616

		7,551,110

Japan — 0.7%
Nexon Co. Ltd.*	71,100	981,638
Malaysia — 3.3%
AirAsia BHD	550,100	542,382
Axiata Group BHD	687,800	1,460,529
CIMB Group Holdings BHD	411,400	1,007,644
Gamuda BHD	347,100	389,801
IHH Healthcare BHD*	368,700	386,010
Sime Darby BHD	264,600	847,816

		4,634,182

Mexico — 4.2%
Alfa S.A.B. de C.V.	358,000	666,396
Fomento Economico Mexicano S.A.B. de C.V. ADR	7,297	671,178
Grupo Financiero Santander Mexico S.A.B. de C.V.*	73,200	1,002,840
Grupo Televisa S.A.B. ADR	36,400	855,764
Mexichem S.A.B. de C.V.	144,026	686,912
Wal-Mart de Mexico S.A.B de C.V., Series V	733,100	2,064,589

		5,947,679

Peru — 1.5%
Cia de Minas Buenaventura S.A. ADR	23,400	911,664
Credicorp Ltd.*	9,510	1,191,413

		2,103,077

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Philippines — 5.0%
Ayala Corp.	15,008	$152,932
Bloomberry Resorts Corp.*	2,814,900	756,326
DMCI Holdings Inc.	659,940	916,320
Metro Pacific Investments Corp.	10,275,000	1,029,707
Metropolitan Bank & Trust	617,852	1,368,656
Philippine Long Distance Telephone Co.	23,230	1,549,823
SM Investments Corp.	78,680	1,376,100

		7,149,864

Poland — 2.4%
Polskie Gomictwo Naftowe I Gazownictwo S.A.*	567,286	721,089
Powszechny Zaklad Ubezpieczen S.A.	11,816	1,329,146
Telekomunikacja Polska S.A.	260,140	1,335,758

		3,385,993

Portugal — 1.0%
Jeronimo Martins SGPS S.A.	83,992	1,402,208
Qatar — 0.5%
Industries Qatar QSC	18,500	712,150
Russia — 3.1%
Gazprom OAO ADR	91,011	918,301
Lukoil OAO ADR	38,785	2,386,829
Rosneft Oil Co. OJSC GDR	153,408	1,030,902

		4,336,032

South Africa — 4.0%
AngloGold Ashanti Ltd.	15,992	557,462
AngloGold Ashanti Ltd. ADR	3,950	138,447
AVI Ltd.	95,311	683,504
Clicks Group Ltd.	119,496	828,418
Life Healthcare Group Holdings Ltd.	146,600	560,077
Naspers Ltd., N Shares	25,125	1,558,302
Pick n Pay Stores Ltd.	134,409	721,443
Sasol Ltd.	13,600	606,420

		5,654,073

South Korea — 16.0%
Cheil Industries, Inc.	6,557	595,585
Cheil Worldwide, Inc.	15,070	319,598
Hyundai Engineering & Construction Co. Ltd.	13,076	788,126
Hyundai Glovis Co. Ltd.	3,321	724,365
Hyundai Heavy Industries Co. Ltd.	3,796	854,480
Hyundai Motor Co.	13,008	2,934,047
KB Financial Group, Inc.	17,880	633,764
Korea Aerospace Industries Ltd.	16,420	410,622
Korean Air Lines Co. Ltd.*	11,123	473,294
LG Chem Ltd.	3,207	948,025
LG Household & Health Care Ltd.	1,107	630,441
Mando Corp.	2,293	316,246
NCSoft Corp.	4,251	908,014
NHN Corp.	3,780	985,176
S.M. Entertainment Co.*	11,023	590,302
Samsung Electronics Co. Ltd.	5,387	6,491,864
Samsung Electronics Co. Ltd. (Preference)	1,699	1,200,906
Samsung Fire & Marine Insurance Co. Ltd.	2,662	569,602

	Number of Shares	Value†

South Korea — (continued)
Samsung Life Insurance Co., Ltd.	3,468	$298,849
Shinhan Financial Group Co. Ltd.	26,078	886,354
SK C&C Co. Ltd.	6,476	579,070
Woongjin Coway Co. Ltd.	22,630	624,813

		22,763,543

Switzerland — 0.6%
The Swatch Group AG	2,089	834,252
Taiwan — 6.6%
Asustek Computer, Inc.	83,088	899,461
Catcher Technology Co. Ltd.	40,000	187,386
Chailease Holding Co. Ltd.	262,000	494,629
China Life Insurance Co. Ltd.*	464,007	426,395
Formosa Plastics Corp.	160,000	455,876
Foxconn Technology Co. Ltd.	50	194
Fubon Financial Holding Co. Ltd.	247,785	267,630
Hon Hai Precision Industry Co. Ltd.	306,859	960,790
Lung Yen Life Service Corp.	88,000	302,301
MediaTek, Inc.	31,000	326,400
MStar Semiconductor Inc.	81,000	648,760
Siliconware Precision Industries Co.	60,000	66,444
Taiwan Cement Corp.	426,000	525,694
Taiwan Semiconductor Manufacturing Co. Ltd.	898,769	2,764,859
Uni-President Enterprises Corp.	614,954	1,086,527

		9,413,346

Thailand — 4.0%
Bank of Ayudhya PCL NVDR	567,800	574,348
Banpu PCL	7,900	99,503
Banpu PCL NVDR	45,800	581,878
Kasikornbank PCL	63,100	372,978
Kasikornbank PCL NVDR	195,500	1,156,365
Land and Houses PCL NVDR	4,563,700	1,345,572
PTT PCL	50,000	534,438
Siam Cement PCL NVDR	50,600	572,206
Supalai PCL	6,900	4,468
Supalai PCL NVDR	671,500	426,112

		5,667,868

Turkey — 4.2%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	134,752	2,002,071
Haci Omer Sabanci Holding A.S.	200,080	877,743
Turk Telekomunikasyon A.S.	197,014	784,730
Turkiye Garanti Bankasi A.S.	555,550	2,320,894

		5,985,438

United Kingdom — 0.9%
SABMiller Plc	31,081	1,352,036
United States — 2.6%
Mead Johnson Nutrition Co.	16,614	1,217,474
Samsonite International S.A.	542,400	1,040,864
Yum! Brands, Inc.	20,984	1,392,079

		3,650,417

TOTAL COMMON STOCKS (Cost $113,343,630)		136,962,865

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
EXCHANGE TRADED FUNDS — 1.4%
Chile — 0.8%
Sociedad Quimica y Minera de Chile S.A. ADR	19,500	$1,201,980

Mexico — 0.6%
Cemex S.A.B. de C.V. ADR*	103,800	864,654

TOTAL EXCHANGE TRADED FUNDS (Cost $1,966,877)		2,066,634

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares (Cost $2,954,482)	2,954,482	2,954,482

TOTAL INVESTMENTS — 100.0% (Cost $118,264,989)(a)		$141,983,981

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $119,373,637. Net unrealized appreciation was $22,610,344. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $29,724,177 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,113,833.

ADR — American Depository Receipt.

GDR — Global Depository Receipt

NVDR — Non Voting Depositary Receipt.

OJSC — Open Joint Stock Company

PCL — Public Company Limited.

Plc — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$319,598
Aerospace & Defense	0.3%	410,622
Agriculture	1.0%	1,376,658
Airlines	0.7%	1,015,676
Auto Manufacturers	3.1%	4,226,904
Auto Parts & Equipment	0.2%	316,246
Banks	12.2%	16,696,968
Beverages	4.9%	6,749,059
Building Materials	1.1%	1,504,928
Chemicals	3.3%	4,470,864
Coal	0.5%	681,381
Commercial Services	0.6%	777,972
Computers	1.8%	2,424,008
Cosmetics & Personal Care	0.5%	630,441
Diversified Financial Services	1.3%	1,787,748
Electric	0.4%	576,921
Electrical Components & Equipment	0.6%	756,326
Electronics	0.7%	960,790

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Engineering & Construction	2.0%	$2,731,217
Entertainment	0.4%	590,302
Environmental Control	0.5%	624,813
Food	6.0%	8,173,924
Healthcare Products	0.7%	923,257
Healthcare Services	0.7%	946,087
Holding Companies	3.1%	4,233,179
Home Builders	1.0%	1,345,572
Household Products & Wares	0.8%	1,040,864
Insurance	3.6%	4,977,020
Internet	3.2%	4,428,981
Iron & Steel	0.5%	736,601
Media	1.8%	2,414,066
Metal Fabricate/Hardware	0.1%	187,386
Mining	2.1%	2,923,705
Miscellaneous Manufacturing	0.4%	595,585
Oil & Gas	7.7%	10,513,553
Oil & Gas Services	0.4%	591,030
Pharmaceuticals	3.9%	5,399,071
Real Estate	2.2%	3,030,140
Retail	8.6%	11,741,258
Semiconductors	8.4%	11,499,233
Shipbuilding	0.6%	854,480
Software	0.7%	981,638
Telecommunications	5.9%	8,042,721
Transportation	0.5%	724,365
Water	0.8%	1,029,707

	100.0%	$136,962,865

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Emerging Markets Equity Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS
Brazil	$11,860,619	$11,860,619	$—	$—
Chile	2,812,734	2,812,734	—	—
China	11,178,783	—	11,178,783	—
Cyprus	591,030	591,030	—	—
Hong Kong	3,900,192	—	3,900,192	—
Hungary	1,358,300	—	1,358,300	—
India	11,736,301	487,471	11,248,830	—
Indonesia	7,551,110	—	7,551,110	—
Japan	981,638	—	981,638	—
Malaysia	4,634,182	386,010	4,248,172	—
Mexico	5,947,679	3,883,090	2,064,589	—
Peru	2,103,077	2,103,077	—	—
Philippines	7,149,864	—	7,149,864	—
Poland	3,385,993	1,335,758	2,050,235	—
Portugal	1,402,208	—	1,402,208	—
Qatar	712,150	—	712,150	—
Russia	4,336,032	4,336,032	—	—
South Africa	5,654,073	138,447	5,515,626	—
South Korea	22,763,543	—	22,763,543	—
Switzerland	834,252	—	834,252	—
Taiwan	9,413,346	—	9,413,346	—
Thailand	5,667,868	534,438	5,133,430	—
Turkey	5,985,438	—	5,985,438	—
United Kingdom	1,352,036	—	1,352,036	—
United States	3,650,417	3,650,417	—	—
EXCHANGE TRADED FUNDS	2,066,634	2,066,634	—	—
SHORT-TERM INVESTMENTS	2,954,482	2,954,482	—	—

TOTAL INVESTMENTS	$141,983,981	$37,140,239	$104,843,742	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Real Estate Securities Fund

	Number of Shares	Value†
COMMON STOCKS — 7.0%
Diversified — 0.5%
Retail Properties of America, Inc. Class A	43,468	$492,058
Healthcare Services — 0.6%
Brookdale Senior Living, Inc.*	22,387	519,826
Lodging — 3.2%
Hyatt Hotels Corp., Class A*	31,789	1,276,328
Orient-Express Hotels Ltd., Class A*	80,591	717,260
Starwood Hotels & Resorts Worldwide, Inc.*	15,976	925,969

		2,919,557

Real Estate — 2.7%
Brookfield Properties Corp.	118,619	1,964,331
Forest City Enterprises, Inc., Class A*	31,626	501,272
		2,465,603

TOTAL COMMON STOCKS (Cost $6,288,348)		6,397,044

REAL ESTATE INVESTMENT TRUSTS — 91.6%
Apartments — 16.5%
American Campus Communities, Inc.	20,433	896,600
Apartment Investment & Management Co., Class A	75,149	1,953,123
AvalonBay Communities, Inc.	18,395	2,501,536
Education Realty Trust, Inc.	41,037	447,303
Equity Residential	71,364	4,105,571
Essex Property Trust, Inc.	12,594	1,866,935
Home Properties, Inc.	7,261	444,881
Mid-America Apartment Communities, Inc.	23,373	1,526,491
UDR, Inc.	57,176	1,419,108

		15,161,548

Diversified — 11.2%
American Assets Trust, Inc.	25,040	670,822
Colonial Properties Trust	60,090	1,264,894
Digital Realty Trust, Inc.	22,411	1,565,408
DuPont Fabros Technology, Inc.	18,304	462,176
Liberty Property Trust	13,195	478,187
Vornado Realty Trust	69,622	5,642,863
Weyerhaeuser Co.	9,300	243,102

		10,327,452

Healthcare — 9.5%
HCP, Inc.	79,662	3,543,366
Health Care REIT, Inc.	20,275	1,170,881
Healthcare Realty Trust, Inc.	18,800	433,340
Ventas, Inc.	57,556	3,582,861
		8,730,448
Hotels & Resorts — 4.7%
Chesapeake Lodging Trust	16,342	324,715
Hersha Hospitality Trust	133,493	654,116
Host Hotels & Resorts, Inc.	190,500	3,057,525
RLJ Lodging Trust	7,476	141,371
Strategic Hotels & Resorts, Inc.*	30,601	183,912

		4,361,639

	Number of Shares	Value†

Industrial — 6.5%
DCT Industrial Trust, Inc.	93,721	$606,375
ProLogis, Inc.	152,465	5,340,849

		5,947,224

Office Property — 11.4%
Alexandria Real Estate Equities, Inc.	21,589	1,587,223
Boston Properties, Inc.	30,639	3,388,980
Corporate Office Properties Trust	48,171	1,154,659
Douglas Emmett, Inc.	31,076	716,923
Hudson Pacific Properties, Inc.	42,160	779,960
Kilroy Realty Corp.	20,584	921,752
SL Green Realty Corp.	24,345	1,949,304

		10,498,801

Regional Malls — 15.8%
General Growth Properties, Inc.	146,330	2,850,508
Simon Property Group, Inc.	70,259	10,666,019
Tanger Factory Outlet Centers, Inc.	29,543	955,125

		14,471,652

Storage & Warehousing — 6.8%
CubeSmart	55,821	718,417
Extra Space Storage, Inc.	28,697	954,175
Public Storage	27,618	3,843,597
Sovran Self Storage, Inc.	12,400	717,340

		6,233,529

Strip Centers — 9.2%
Alexander’s, Inc.	1,446	618,150
DDR Corp.	90,400	1,388,544
Federal Realty Investment Trust	10,842	1,141,663
Kimco Realty Corp.	63,726	1,291,726
Regency Centers Corp.	50,586	2,465,056
Weingarten Realty Investors	53,542	1,505,066

		8,410,205

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $77,012,264)		84,142,498

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares (Cost $1,271,435)	1,271,435	1,271,435

TOTAL INVESTMENTS — 100.0% (Cost $84,572,047)(a)		$91,810,977

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $85,496,145. Net unrealized appreciation was $6,314,832. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,208,762 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,893,930.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Real Estate Securities Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS	$6,397,044	$6,397,044	$—	$—
REAL ESTATE INVESTMENT TRUSTS	84,142,498	84,142,498	—	—
SHORT-TERM INVESTMENTS	1,271,435	1,271,435	—	—

TOTAL INVESTMENTS	$91,810,977	$91,810,977	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 64.8%
Penn Series Flexibly Managed Fund*	52,217	$1,498,616
Penn Series Index 500 Fund*	278,812	2,997,231
Penn Series Large Cap Value Fund*	218,386	3,371,885
Penn Series Large Core Growth Fund*	68,119	749,308
Penn Series Large Core Value Fund*	182,048	1,873,269
Penn Series Large Growth Stock Fund*	123,174	2,247,923
Penn Series Mid Cap Growth Fund*	110,735	1,123,962
Penn Series Mid Cap Value Fund*	112,848	1,498,616
Penn Series Mid Core Value Fund*	99,115	1,123,962
Penn Series Real Estate Securities Fund*	114,050	1,498,616
Penn Series Small Cap Growth Fund*	38,269	749,308
Penn Series Small Cap Index Fund*	93,508	1,123,962
Penn Series Small Cap Value Fund*	81,758	1,498,616
Penn Series SMID Cap Growth Fund*	108,911	1,498,616
Penn Series SMID Cap Value Fund*	114,137	1,498,616

TOTAL AFFILIATED EQUITY FUNDS (Cost $18,113,002)		24,352,506

AFFILIATED FIXED INCOME FUNDS — 4.0%
Penn Series Quality Bond Fund* (Cost $1,300,893)	114,050	1,498,616

AFFILIATED INTERNATIONAL EQUITY FUNDS — 30.9%
Penn Series Developed International Index Fund*	356,813	3,368,317
Penn Series Emerging Markets Equity Fund*	239,724	2,622,578
Penn Series International Equity Fund*	272,014	5,619,809

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS
(Cost $9,456,217)		11,610,704

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $96,007)	96,007	96,007

TOTAL INVESTMENTS — 100.0% (Cost $28,966,119)(a)		$37,557,833

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $29,328,253. Net unrealized appreciation was $8,229,580. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,591,714 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $362,134

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Aggressive Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$24,352,506	$24,352,506	$—	$—
AFFILIATED FIXED INCOME FUNDS	1,498,616	1,498,616	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	11,610,704	11,610,704	—	—
SHORT-TERM INVESTMENTS	96,007	96,007	—	—

TOTAL INVESTMENTS	$37,557,833	$37,557,833	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Moderately Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 56.0%
Penn Series Flexibly Managed Fund*	225,078	$6,459,731
Penn Series Index 500 Fund*	1,051,584	11,304,530
Penn Series Large Cap Value Fund*	836,753	12,919,462
Penn Series Large Core Growth Fund*	293,624	3,229,866
Penn Series Large Core Value Fund*	627,768	6,459,731
Penn Series Large Growth Stock Fund*	353,958	6,459,731
Penn Series Mid Cap Growth Fund*	477,320	4,844,799
Penn Series Mid Cap Value Fund*	486,426	6,459,731
Penn Series Mid Core Value Fund*	427,231	4,844,798
Penn Series Real Estate Securities Fund*	368,706	4,844,798
Penn Series Small Cap Growth Fund*	82,479	1,614,933
Penn Series Small Cap Index Fund*	403,061	4,844,799
Penn Series Small Cap Value Fund*	264,310	4,844,799
Penn Series SMID Cap Growth Fund*	469,457	6,459,731
Penn Series SMID Cap Value Fund*	368,987	4,844,798

TOTAL AFFILIATED EQUITY FUNDS (Cost $65,008,731)		90,436,237

AFFILIATED FIXED INCOME FUNDS — 19.0%
Penn Series High Yield Bond Fund*	332,976	3,229,865
Penn Series Limited Maturity Bond Fund*	702,756	8,074,664
Penn Series Quality Bond Fund*	1,474,824	19,379,193

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $26,819,732)		30,683,722

AFFILIATED INTERNATIONAL EQUITY FUNDS — 25.0%
Penn Series Developed International Index Fund*	1,367,139	12,905,791
Penn Series Emerging Markets Equity Fund*	738,086	8,074,664
Penn Series International Equity Fund*	938,005	19,379,193

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS
(Cost $32,566,539)		40,359,648

SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $54,911)	54,911	54,911

TOTAL INVESTMENTS — 100.0% (Cost $124,449,913)(a)		$161,534,518

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $126,546,524. Net unrealized appreciation was $34,987,994. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $37,084,605 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,096,611.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Moderately Aggressive Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$90,436,237	$90,436,237	$—	$—
AFFILIATED FIXED INCOME FUNDS	30,683,722	30,683,722	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	40,359,648	40,359,648	—	—
SHORT-TERM INVESTMENTS	54,911	54,911	—	—

TOTAL INVESTMENTS	$161,534,518	$161,534,518	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Moderate Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 43.8%
Penn Series Flexibly Managed Fund*	580,648	$16,664,584
Penn Series Index 500 Fund*	1,550,194	16,664,584
Penn Series Large Cap Value Fund*	899,427	13,887,154
Penn Series Large Core Growth Fund*	252,494	2,777,431
Penn Series Large Core Value Fund*	809,747	8,332,292
Penn Series Large Growth Stock Fund*	608,752	11,109,723
Penn Series Mid Cap Growth Fund*	547,277	5,554,861
Penn Series Mid Cap Value Fund*	627,432	8,332,292
Penn Series Mid Core Value Fund*	489,847	5,554,861
Penn Series Real Estate Securities Fund*	422,744	5,554,861
Penn Series Small Cap Growth Fund*	141,850	2,777,431
Penn Series Small Cap Index Fund*	462,135	5,554,861
Penn Series Small Cap Value Fund*	303,048	5,554,862
Penn Series SMID Cap Growth Fund*	403,696	5,554,862
Penn Series SMID Cap Value Fund*	634,600	8,332,292

TOTAL AFFILIATED EQUITY FUNDS (Cost $92,300,913)		122,206,951

AFFILIATED FIXED INCOME FUNDS — 35.9%
Penn Series High Yield Bond Fund*	1,145,332	11,109,723
Penn Series Limited Maturity Bond Fund*	2,900,711	33,329,169
Penn Series Quality Bond Fund*	4,227,444	55,548,614

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $88,696,485)		99,987,506

AFFILIATED INTERNATIONAL EQUITY FUNDS — 17.9%
Penn Series Developed International Index Fund*	1,763,448	16,646,950
Penn Series Emerging Markets Equity Fund*	761,635	8,332,292
Penn Series International Equity Fund*	1,209,917	24,996,876

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS
(Cost $40,222,007)		49,976,118

AFFILIATED MONEY MARKET FUND — 2.0%
Penn Series Money Market Fund (Cost $5,554,927)	5,554,927	5,554,927

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $981,663)	981,663	981,663

TOTAL INVESTMENTS — 100.0% (Cost $227,755,995)(a)		$278,707,165

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $229,390,877. Net unrealized appreciation was $49,316,288. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $50,951,171 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,634,883.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Moderate Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$122,206,951	$122,206,951	$—	$—
AFFILIATED FIXED INCOME FUNDS	99,987,506	99,987,506	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	49,976,118	49,976,118	—	—
AFFILIATED MONEY MARKET FUNDS	5,554,927	5,554,927	—	—
SHORT-TERM INVESTMENTS	981,663	981,663	—	—

TOTAL INVESTMENTS	$278,707,165	$278,707,165	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Moderately Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 31.9%
Penn Series Flexibly Managed Fund*	237,729	$6,822,822
Penn Series Index 500 Fund*	453,344	4,873,444
Penn Series Large Cap Value Fund*	189,383	2,924,066
Penn Series Large Core Value Fund*	189,444	1,949,378
Penn Series Large Growth Stock Fund*	160,223	2,924,066
Penn Series Mid Cap Value Fund*	146,790	1,949,378
Penn Series Mid Core Value Fund*	171,903	1,949,378
Penn Series Real Estate Securities Fund*	148,354	1,949,378
Penn Series Small Cap Index Fund*	162,178	1,949,378
Penn Series SMID Cap Growth Fund*	141,670	1,949,378
Penn Series SMID Cap Value Fund*	148,467	1,949,378

TOTAL AFFILIATED EQUITY FUNDS (Cost $23,192,696)		31,190,044

AFFILIATED FIXED INCOME FUNDS — 53.8%
Penn Series High Yield Bond Fund*	602,900	5,848,133
Penn Series Limited Maturity Bond Fund*	1,696,586	19,493,778
Penn Series Quality Bond Fund*	2,076,963	27,291,289

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $46,317,277)		52,633,200

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.0%
Penn Series Developed International Index Fund*	412,567	3,894,630
Penn Series Emerging Markets Equity Fund*	89,094	974,689
Penn Series International Equity Fund*	235,888	4,873,444

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS
(Cost $7,588,689)		9,742,763

AFFILIATED MONEY MARKET FUND — 4.0%
Penn Series Money Market Fund (Cost $3,898,794)	3,898,794	3,898,794

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $303,670)	303,670	303,670

TOTAL INVESTMENTS — 100.0% (Cost $81,301,126)(a)		$97,768,471

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $82,033,409. Net unrealized appreciation was $15,735,062. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $15,735,062 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $0.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Moderately Conservative Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input

AFFILIATED EQUITY FUNDS	$31,190,044	$31,190,044	$—	$—

AFFILIATED FIXED INCOME FUNDS	52,633,200	52,633,200	—	—

AFFILIATED INTERNATIONAL EQUITY FUNDS	9,742,763	9,742,763	—	—

AFFILIATED MONEY MARKET FUNDS	3,898,794	3,898,794	—	—

SHORT-TERM INVESTMENTS	303,670	303,670	—	—

TOTAL INVESTMENTS	97,768,471	97,768,471	—	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 17.9%
Penn Series Flexibly Managed Fund*	204,210	$5,860,820
Penn Series Index 500 Fund*	204,447	2,197,808
Penn Series Large Core Value Fund*	142,391	1,465,205
Penn Series Large Growth Stock Fund*	80,285	1,465,205
Penn Series Mid Cap Value Fund*	110,332	1,465,205
Penn Series Mid Core Value Fund*	64,603	732,602

TOTAL AFFILIATED EQUITY FUNDS (Cost $10,497,076)		13,186,845

AFFILIATED FIXED INCOME FUNDS — 67.7%
Penn Series High Yield Bond Fund*	528,682	5,128,218
Penn Series Limited Maturity Bond Fund*	1,594,000	18,315,064
Penn Series Quality Bond Fund*	2,007,130	26,373,691

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $44,187,105)		49,816,973

AFFILIATED INTERNATIONAL EQUITY FUNDS — 5.0%
Penn Series Developed International Index Fund*	232,572	2,195,482
Penn Series International Equity Fund*	70,920	1,465,205

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS
(Cost $2,886,085)		3,660,687

AFFILIATED MONEY MARKET FUND — 8.9%
Penn Series Money Market Fund (Cost $6,593,481)	6,593,481	6,593,481

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $348,291)	348,291	348,291

TOTAL INVESTMENTS — 100.0% (Cost $64,512,038)(a)		$73,606,277

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2012, the cost for Federal income tax purposes was $64,956,684. Net unrealized appreciation was $8,649,593. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,094,239 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $444,646.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2011 (Unaudited)

Conservative Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$13,186,845	$13,186,845	$—	$—
AFFILIATED FIXED INCOME FUNDS	49,816,973	49,816,973	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	3,660,687	3,660,687	—	—
AFFILIATED MONEY MARKET FUNDS	6,593,481	6,593,481	—	—
SHORT-TERM INVESTMENTS	348,291	348,291	—	—

TOTAL INVESTMENTS	$73,606,277	$73,606,277	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

SECURITY VALUATION:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities may be valued by recognized independent third-party valuation services, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”) , established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Advisor and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Advisor or the applicable sub advisor, to establish and /or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Advisor or respective sub advisor on a regular basis and applies back testing procedures to valuations as applicable, Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Advisor or sub advisor, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Advisor or sub advisor, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Values from the valuation service are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Transfers between levels 1 and 2 during the three month period ended September 30, 2012, if any, are shown as notes on the Schedule of Investments of the individual fund.

Level 3 items at September 30, 2012 consist of $441,084 of equities which were not publically trading. The unobservable inputs used in valuing these securities include financial results of the company, the price/sales multiple of publically traded securities determined to be comparable and illiquidity premiums used to discount the value. The valuation technique employed consists of estimating an enterprise value based upon financial results, estimates and price/sales multiples of comparable publically traded securities, as applicable and then discounting such value by an illiquidity premium. The illiquidity premium utilized was 10% and was judgmentally established based on previously observed trading price ranges and /or particular terms of the security. Significant increases (decreases) in financial results, estimates and the price/sales multiple would result in directionally similar and proportionate changes to the fair value. Also, changes to the illiquidity premium would cause directionally opposite and proportionate changes in the fair value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	November 19, 2012

By (Signature and Title)*	/s/ Robert J. DellaCroce
Robert J. DellaCroce, Treasurer
(principal financial officer)

Date	November 19, 2012

*	Print the name and title of each signing officer under his or her signature.